UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08918

HC Capital Trust
(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:   (800) 242-9596

Date of fiscal year end:      June 30

Date of reporting period:   September 30, 2013

Item 1. Schedule of Investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 93.85%
	Advertising — 0.24%
23,069	Omnicom Group, Inc.	$1,463

	Aerospace & Defense — 2.53%
15,775	Exelis, Inc.	248
26,638	General Dynamics Corp.	2,331
34,773	Honeywell International, Inc.	2,888
8,021	L-3 Communications Holdings, Inc.	758
23,165	Lockheed Martin Corp.	2,955
20,974	Northrop Grumman Corp.	1,998
28,967	Raytheon Co.	2,232
19,550	The Boeing Co.	2,297
		15,707
	Air Freight & Logistics — 0.62%
42,108	United Parcel Service, Inc., Class - B	3,847

	Airlines — 0.21%
54,900	Delta Air Lines, Inc.	1,295

	Apparel Retail — 0.97%
34,200	Abercrombie & Fitch Co., Class - A	1,210
5,110	Guess?, Inc.	153
83,200	The TJX Cos., Inc.	4,691
		6,054
	Apparel, Accessories & Luxury Goods — 0.22%
25,081	Coach, Inc.	1,368

	Application Software — 0.40%
44,250	Adobe Systems, Inc.(a)	2,298
19,119	Compuware Corp.	214
		2,512
	Asset Management & Custody Banks — 0.81%
23,863	Ares Capital Corp.	413
11,652	BlackRock, Inc., Class - A	3,153
8,295	Federated Investors, Inc., Class - B	225
39,662	Invesco Ltd.	1,265
		5,056
	Auto Parts & Equipment — 0.80%
72,804	Johnson Controls, Inc.	3,021
12,500	Lear Corp.	895
14,479	TRW Automotive Holdings Corp.(a)	1,032
		4,948
	Automobile Manufacturers — 1.93%
567,881	Ford Motor Co.	9,580
67,800	General Motors Co.(a)	2,439
		12,019
	Biotechnology — 0.18%
14,400	Vertex Pharmaceuticals, Inc.(a)	1,092

	Brewers — 0.10%
12,464	Molson Coors Brewing Co., Class - A	625

	Cable & Satellite — 1.12%
16,572	Cablevision Systems Corp., Class - A	279
30,100	Liberty Global PLC, Series C(a)	2,271
19,132	Liberty Global PLC, Class - A(a)	1,518
25,952	Time Warner Cable, Inc.	2,896
		6,964
	Casinos & Gaming — 0.18%
7,187	Wynn Resorts Ltd.	1,136

	Commercial Printing — 0.04%
16,174	R.R. Donnelley & Sons Co.	256

	Commodity Chemicals — 0.00%
1,880	Kronos Worldwide, Inc.	29

	Communications Equipment — 1.60%
261,897	Cisco Systems, Inc.	6,134
131,536	Corning, Inc.	1,919
31,887	Harris Corp.	1,891
		9,944
	Computer & Electronics Retail — 0.20%
25,600	GameStop Corp., Class - A	1,271

	Computer Hardware — 2.39%
7,833	Apple, Inc.	3,734
111,780	Dell, Inc.	1,539
5,110	Diebold, Inc.	150
449,144	Hewlett-Packard Co.	9,424
		14,847
	Computer Storage & Peripherals — 0.03%
5,364	Lexmark International, Inc., Class - A	177

	Consumer Electronics — 0.08%
10,950	Garmin Ltd.	495

	Consumer Finance — 2.11%
140,050	Capital One Financial Corp.	9,627
48,800	Discover Financial Services	2,466
39,619	SLM Corp.	987
		13,080
	Data Processing & Outsourced Services — 0.90%
43,289	Automatic Data Processing, Inc.	3,134
10,561	Broadridge Financial Solutions, Inc.	335
29,023	Paychex, Inc.	1,179
49,726	Western Union Co.	928
		5,576
	Department Stores — 0.65%
19,789	Kohl's Corp.	1,024
69,550	Macy's, Inc.	3,010
		4,034
	Distributors — 0.18%
13,824	Genuine Parts Co.	1,118

	Diversified Banks — 2.78%
106,100	CIT Group, Inc.(a)	5,174
102,889	U.S. BanCorp	3,764
201,546	Wells Fargo & Co.	8,328
		17,266
	Diversified Chemicals — 1.48%
64,707	E.I. du Pont de Nemours & Co.	3,789
78,957	Huntsman Corp.	1,627
97,960	The Dow Chemical Co.	3,762
		9,178

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Financial Services — 3.41%
427,200	Bank of America Corp.	$5,895
177,750	Citigroup, Inc.	8,623
128,876	JPMorgan Chase & Co.	6,662
		21,180
	Diversified Metals & Mining — 0.59%
2,818	Compass Minerals International, Inc.	215
92,292	Freeport-McMoRan Copper & Gold, Inc.	3,053
13,851	Southern Copper Corp.	377
		3,645
	Diversified Real Estate Investment Trusts — 0.08%
2,572	Liberty Property Trust	92
5,920	Spirit Realty Capital, Inc.	54
2,988	Vornado Realty Trust	251
1,146	Wp Carey, Inc.	74
		471
	Diversified Support Services — 0.10%
15,187	Iron Mountain, Inc.	411
6,744	KAR Auction Services, Inc.	190
		601
	Drug Retail — 0.34%
37,350	CVS Caremark Corp.	2,120

	Electric Utilities — 1.69%
9,655	American Electric Power, Inc.	419
14,027	Duke Energy Corp.	937
68,173	Edison International	3,141
3,538	Entergy Corp.	224
100,758	Exelon Corp.	2,986
8,310	FirstEnergy Corp.	303
2,134	Great Plains Energy, Inc.	47
1,964	Hawaiian Electric Industries, Inc.	49
8,439	NextEra Energy, Inc.	676
6,258	Northeast Utilities	258
4,677	NV Energy, Inc.	110
4,004	Pepco Holdings, Inc.	74
2,194	Pinnacle West Capital Corp.	120
12,559	PPL Corp.	382
17,300	The Southern Co.	712
2,517	Westar Energy, Inc.	77
		10,515
	Electrical Components & Equipment — 1.09%
42,203	Eaton Corp. PLC	2,905
59,175	Emerson Electric Co.	3,829
		6,734
	Electronic Manufacturing Services — 0.08%
12,415	Molex, Inc.	478

	Environmental & Facilities Services — 0.44%
9,029	Covanta Holding Corp.	193
24,134	Republic Services, Inc., Class - A	805
41,647	Waste Management, Inc.	1,718
		2,716
	Fertilizers & Agricultural Chemicals — 0.68%
28,287	Monsanto Co.	2,953
25,200	The Mosaic Co.	1,084
3,747	The Scotts Miracle-Gro Co.	206
		4,243
	Food Distributors — 0.27%
52,935	Sysco Corp.	1,685

	Food Retail — 0.99%
21,503	Safeway, Inc.	688
135,400	The Kroger Co.	5,462
		6,150
	Gas Utilities — 0.06%
2,348	AGL Resources, Inc.	109
1,806	Atmos Energy Corp.	77
3,034	Questar Corp.	68
2,261	UGI Corp.	88
		342
	General Merchandise Stores — 0.37%
40,700	Dollar General Corp.(a)	2,298

	Gold — 0.20%
43,905	Newmont Mining Corp.	1,234

	Health Care Distributors — 0.42%
20,400	McKesson Corp.	2,617

	Health Care Equipment & Supplies — 1.95%
93,451	Baxter International, Inc.	6,139
31,852	Covidien PLC	1,941
76,400	Medtronic, Inc.	4,068
		12,148
	Health Care Providers & Services — 0.44%
42,600	Aetna, Inc.	2,727

	Home Entertainment Software — 0.25%
61,700	Electronic Arts, Inc.(a)	1,576

	Home Furnishings — 0.06%
12,738	Leggett & Platt, Inc.	384

	Homebuilding — 0.59%
223,700	PulteGroup, Inc.	3,691

	Hotels, Resorts & Cruise Lines — 0.29%
37,287	Carnival Corp.	1,217
14,571	Royal Caribbean Cruises Ltd.	558
		1,775
	Hotels, Restaurants & Leisure — 0.04%
6,280	Brinker International, Inc.	255

	Household Products — 1.26%
34,305	Kimberly-Clark Corp.	3,232
11,741	The Clorox Co.	959
48,483	The Procter & Gamble Co.	3,666
		7,857
	Housewares & Specialties — 0.07%
4,714	Tupperware Brands Corp.	407

	Hypermarkets & Super Centers — 0.60%
50,301	Wal-Mart Stores, Inc.	3,720

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Industrial Conglomerates — 1.47%
381,319	General Electric Co.	$9,110

	Industrial Gases — 0.32%
18,583	Air Products & Chemicals, Inc.	1,980

	Industrial Machinery — 0.98%
6,644	Harsco Corp.	165
49,500	Illinois Tool Works, Inc.	3,776
23,450	Stanley Black & Decker, Inc.	2,124
		6,065
	Industrial Real Estate Investment Trusts — 0.06%
9,898	Prologis, Inc.	372

	Insurance — 1.07%
86,600	American International Group, Inc.	4,211
57,700	Lincoln National Corp.	2,423
		6,634
	Insurance Brokers — 0.63%
45,500	AON PLC	3,387
11,310	Arthur J. Gallagher & Co.	494
		3,881
	Integrated Oil & Gas — 4.65%
30,623	Chevron Corp.	3,721
54,461	ConocoPhillips	3,786
121,040	Exxon Mobil Corp.	10,414
74,950	Marathon Oil Corp.	2,614
89,271	Occidental Petroleum Corp.	8,350
		28,885
	Integrated Telecommunication Services — 2.30%
178,431	AT&T, Inc.	6,034
47,079	BCE, Inc.	2,010
54,360	CenturyLink, Inc.	1,706
89,126	Frontier Communications Corp.	372
80,112	Verizon Communications, Inc.	3,738
52,840	Windstream Holdings, Inc.	423
		14,283
	Internet Software & Services — 0.25%
27,950	eBay, Inc.(a)	1,559

	Investment Banking & Brokerage — 0.19%
45,000	E*Trade Financial Corp.(a)	743
11,452	Lazard Ltd., Class - A	413
		1,156
	IT Consulting & Other Services — 0.07%
6,529	Leidos Holdings, Inc.	297
3,731	Science Applications International Corp.(a)	126
		423
	Leisure Facilities — 0.04%
2,711	Seaworld Entertainment, Inc.	80
5,886	Six Flags Entertainment Corp.	199
		279
	Leisure Products — 0.29%
10,245	Hasbro, Inc.	483
30,810	Mattel, Inc.	1,290
		1,773
	Life & Health Insurance — 0.78%
79,752	MetLife, Inc.	3,744
26,168	Principal Financial Group, Inc.	1,121
		4,865
	Machinery — 1.06%
45,206	Caterpillar, Inc.	3,769
34,613	Deere & Co.	2,817
		6,586
	Managed Health Care — 1.67%
25,805	Health Net, Inc.(a)	818
40,700	UnitedHealth Group, Inc.	2,915
79,200	WellPoint, Inc.	6,621
		10,354
	Metal & Glass Containers — 0.17%
2,648	Greif, Inc., Class - A	130
31,837	Owens-Illinois, Inc.(a)	956
		1,086
	Mortgage Real Estate Investment Trusts — 0.10%
7,886	American Capital Agency Corp.	178
18,811	Annaly Capital Management, Inc.	217
20,102	Chimera Investment Corp.	61
1,966	Hatteras Financial Corp.	37
4,942	MFA Financial, Inc.	37
7,264	Two Harbors Investment Corp.	71
		601
	Movies & Entertainment — 1.93%
10,313	Cinemark Holdings, Inc.	327
51,544	Regal Entertainment Group, Class - A	978
61,927	Time Warner, Inc.	4,075
79,441	Viacom, Inc., Class - B	6,641
		12,021
	Multi-line Insurance — 0.61%
31,700	American Financial Group, Inc.	1,714
150,700	Genworth Financial, Inc., Class - A(a)	1,927
4,246	Kemper Corp.	143
		3,784
	Multiline Retail — 0.59%
57,239	Target Corp.	3,662

	Multi-Utilities—0.65%
2,215	Alliant Energy Corp.	110
4,821	Ameren Corp.	168
8,516	CenterPoint Energy, Inc.	204
5,298	CMS Energy Corp.	139
5,821	Consolidated Edison, Inc.	321
11,482	Dominion Resources, Inc.	718
3,455	DTE Energy Co.	228
1,580	Integrys Energy Group, Inc.	88
3,751	MDU Resources Group, Inc.	105
6,200	NiSource, Inc.	192
8,784	PG&E Corp.	359
10,058	Public Service Enterprise Group, Inc.	331
2,785	SCANA Corp.	128
4,843	Sempra Energy	415
3,747	TECO Energy, Inc.	62
1,287	Vectren Corp.	43
4,544	Wisconsin Energy Corp.	183

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-Utilities (continued)
9,886	Xcel Energy, Inc.	$273
		4,067
	Office Electronics — 0.27%
163,700	Xerox Corp.	1,684

	Office Real Estate Investment Trusts — 0.14%
1,116	Alexandria Real Estate Equities, Inc.	71
3,707	BioMed Realty Trust, Inc.	69
2,729	Boston Properties, Inc.	292
2,134	Brandywine Realty Trust	28
1,536	CommonWealth REIT	34
1,373	Corporate Office Properties Trust	32
548	Digital Realty Trust, Inc.	29
2,391	Douglas Emmett, Inc.	56
6,387	Duke Realty Corp.	99
1,506	Kilroy Realty Corp.	75
1,745	Mack-Cali Realty Corp.	38
2,988	Piedmont Office Realty Trust, Inc., Class - A	52
		875
	Office Services & Supplies — 0.11%
8,854	Avery Dennison Corp.	386
17,993	Pitney Bowes, Inc.	327
		713
	Oil & Gas Drilling — 0.32%
8,470	Helmerich & Payne, Inc.	584
31,515	Seadrill Ltd.	1,421
		2,005
	Oil & Gas Equipment & Services — 0.96%
106,900	Halliburton Co.	5,147
28,800	Helix Energy Solutions Group, Inc.(a)	731
5,110	RPC, Inc.	79
		5,957
	Oil & Gas Exploration & Production — 0.79%
75,800	EnCana Corp.	1,314
27,800	Royal Dutch Shell PLC - Sponsored ADR	1,826
48,800	Southwestern Energy Co.(a)	1,775
		4,915
	Oil & Gas Refining & Marketing — 1.97%
1,382	CVR Energy, Inc.	53
18,116	HollyFrontier Corp.	763
94,764	Marathon Petroleum Corp.	6,095
2,074	PBF Energy, Inc.	47
154,171	Valero Energy Corp.	5,265
		12,223
	Oil & Gas Storage & Transportation — 1.06%
3,843	Golar LNG Ltd.	145
59,079	Kinder Morgan, Inc.	2,101
59,713	Spectra Energy Corp.	2,044
3,316	Teekay Shipping Corp.	142
60,888	The Williams Cos., Inc.	2,214
		6,646
	Packaged Foods & Meats — 1.41%
15,651	Campbell Soup Co.	637
37,198	ConAgra Foods, Inc.	1,129
57,498	General Mills, Inc.	2,755
23,177	Kellogg Co.	1,361
53,055	Kraft Foods Group, Inc.	2,782
3,006	Pinnacle Foods, Inc.	80
		8,744
	Paper & Forest Products — 0.04%
2,951	Domtar Corp.	234

	Paper Packaging — 0.48%
9,187	Bemis Co., Inc.	358
8,756	Packaging Corp. of America	500
17,600	Rock-Tenn Co., Class - A	1,783
9,042	Sonoco Products Co.	352
		2,993
	Paper Products — 0.38%
39,668	International Paper Co.	1,777
15,768	MeadWestvaco Corp.	605
		2,382
	Pharmaceuticals — 6.43%
81,613	AbbVie, Inc.	3,651
82,573	Bristol-Myers Squibb Co.	3,821
72,472	Eli Lilly & Co.	3,648
72,448	Johnson & Johnson	6,281
80,616	Merck & Co., Inc.	3,838
22,950	Novartis AG - Sponsored ADR	1,760
588,831	Pfizer, Inc.	16,904
		39,903
	Property & Casualty Insurance — 2.12%
32,320	ACE Ltd.	3,024
10,642	AXIS Capital Holdings Ltd.	461
14,596	Cincinnati Financial Corp.	688
3,840	Endurance Specialty Holdings Ltd.	206
53,216	Fidelity National Financial, Inc., Class - A	1,416
3,938	Hanover Insurance Group, Inc.	218
2,391	Mercury General Corp.	116
23,134	Old Republic International Corp.	356
42,600	The Chubb Corp.	3,802
33,570	The Travelers Cos., Inc.	2,846
		13,133
	Publishing — 0.64%
103,408	Gannett Co., Inc.	2,770
33,287	Thomson Reuters Corp.	1,165
		3,935
	Railroads — 0.35%
28,100	Norfolk Southern Corp.	2,174

	Real Estate Investment Trusts (REITs) — 0.05%
14,790	Host Hotels & Resorts, Inc.	261
3,301	Starwood Property Trust, Inc.	79
		340
	Regional Banks — 2.33%
3,834	Bank of Hawaii Corp.	209
130,306	BB&T Corp.	4,397
2,367	BOK Financial Corp.	150
4,643	Cullen/Frost Bankers, Inc.	328
78,035	Fifth Third Bancorp	1,408

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Regional Banks (continued)
16,670	Fulton Financial Corp.	$195
11,507	M&T Bank Corp.	1,288
87,678	PNC Financial Services Group, Inc.	6,351
17,867	Valley National Bancorp	178
		14,504
	Reinsurance — 0.95%
13,300	Everest Re Group Ltd.	1,934
39,825	PartnerRe Ltd.	3,645
9,307	Validus Holdings Ltd.	344
		5,923
	Residential Real Estate Investment Trusts — 0.22%
1,760	American Campus Communities, Inc.	60
1,311	Apartment Investment & Management Co., Class - A	37
2,572	AvalonBay Communities, Inc.	327
1,540	BRE Properties, Inc.	78
1,695	Camden Property Trust	104
462	Equity Lifestyle Properties, Inc.	16
7,156	Equity Residential	382
601	Essex Property Trust, Inc.	89
773	Home Properties, Inc.	45
601	Mid-America Apartment Communities, Inc.	38
932	Post Properties, Inc.	42
4,975	UDR, Inc.	118
		1,336
	Restaurants — 1.21%
11,590	Darden Restaurants, Inc.	537
70,564	McDonald's Corp.	6,789
25,165	The Wendy's Co.	213
		7,539
	Retail Real Estate Investment Trusts — 0.23%
2,134	CBL & Associates Properties, Inc.	41
5,249	DDR Corp.	82
446	Federal Realty Investment Trust	45
11,808	General Growth Properties, Inc.	228
8,119	Kimco Realty Corp.	164
2,351	National Retail Properties, Inc.	75
3,901	Realty Income Corp.	155
1,058	Regency Centers Corp.	51
2,652	Retail Properties of America, Inc., Class - A	36
1,565	Simon Property Group, Inc.	232
1,023	Taubman Centers, Inc.	69
2,729	The Macerich Co.	154
2,421	Weingarten Realty Investors	71
		1,403
	Security & Alarm Services — 0.00%
843	Corrections Corp. of America	29

	Semiconductor Equipment — 0.74%
211,744	Applied Materials, Inc.	3,714
14,799	KLA-Tencor Corp.	901
		4,615
	Semiconductors — 2.54%
27,512	Analog Devices, Inc.	1,294
162,737	Intel Corp.	3,730
20,826	Linear Technology Corp.	826
25,968	Maxim Integrated Products, Inc.	774
17,602	Microchip Technology, Inc.	709
49,700	Micron Technology, Inc.(a)	868
188,698	Texas Instruments, Inc.	7,599
		15,800
	Soft Drinks — 1.69%
18,193	Dr. Pepper Snapple Group, Inc.	815
47,446	PepsiCo, Inc.	3,772
155,741	The Coca-Cola Co.	5,900
		10,487
	Software — 0.54%
134,531	Symantec Corp.	3,330

	Specialized Consumer Services — 0.10%
24,288	H&R Block, Inc.	648

	Specialized Finance — 0.48%
28,266	CME Group, Inc.	2,088
21,697	NYSE Euronext	911
		2,999
	Specialized Real Estate Investment Trusts — 0.20%
2,028	Extra Space Storage, Inc.	93
9,030	HCP, Inc.	369
5,652	Health Care REIT, Inc.	353
2,221	Healthcare Trust of America, Inc., Class - A	23
2,562	Hospitality Properties Trust	73
195	Public Storage	31
3,151	Senior Housing Properties Trust	74
3,200	Ventas, Inc.	197
		1,213
	Specialty Chemicals — 1.29%
97,928	LyondellBasell Industries NV, Class - A	7,171
6,926	Rockwood Holdings, Inc.	463
11,827	RPM, Inc.	428
		8,062
	Specialty Retail — 0.11%
16,609	American Eagle Outfitters, Inc.	232
13,399	Foot Locker, Inc.	455
		687
	Specialty Stores — 0.14%
59,245	Staples, Inc.	868

	Steel — 0.32%
9,624	Allegheny Technologies, Inc.	294
28,364	Nucor Corp.	1,390
19,691	Steel Dynamics, Inc.	329
		2,013
	Systems Software — 0.77%
29,232	CA, Inc.	867
117,411	Microsoft Corp.	3,911
		4,778
	Thrifts & Mortgage Finance — 0.24%
5,717	BankUnited, Inc.	178
31,567	First Niagara Financial Group, Inc.	327
39,290	New York Community Bancorp, Inc.	594

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2013 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Thrifts & Mortgage Finance (continued)
27,660	People's United Financial, Inc.	$398
		1,497
	Tobacco — 1.91%
109,051	Altria Group, Inc.	3,746
33,702	Lorillard, Inc.	1,509
60,228	Philip Morris International, Inc.	5,215
28,127	Reynolds American, Inc.	1,372
		11,842
	Trading Companies & Distributors — 0.03%
4,187	GATX Corp.	199

	Water Utilities — 0.02%
3,532	American Water Works Co., Inc.	146

	Wireless Telecommunication Services — 1.28%
225,530	Vodafone Group PLC - Sponsored ADR	7,934

	Total Common Stocks	583,060

	Time Deposit — 0.50%
$3,095	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/13	3,095
	Total Time Deposit	3,095
	Total Investments
	(cost $467,752) — 94.35%	586,155
	Other assets in excess of liabilities — 5.65%	35,120

	Net Assets - 100.00%	$621,275

(a)	Represents non-income producing security.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Value Equity Portfolio	Alliance Bernstein L.P.	Cadence Capital Management LLC	Institutional Capital, LLC	Total

Common Stocks	27.06%	48.63%	18.16%	93.85%
Time Deposit	0.31%	-	0.19%	0.50%
Other Assets (Liabilities)	-0.21%	5.85%	0.01%	5.65%
Total Net Assets	27.16%	54.48%	18.36%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 93.20%
	Advertising — 0.23%
31,539	Omnicom Group, Inc.	$2,001

	Aerospace & Defense — 2.53%
22,621	Exelis, Inc.	355
36,418	General Dynamics Corp.	3,187
49,194	Honeywell International, Inc.	4,085
10,966	L-3 Communications Holdings, Inc.	1,036
31,670	Lockheed Martin Corp.	4,040
28,675	Northrop Grumman Corp.	2,732
39,603	Raytheon Co.	3,052
28,550	The Boeing Co.	3,355
		21,842
	Air Freight & Logistics — 0.61%
57,568	United Parcel Service, Inc., Class - B	5,260

	Airlines — 0.21%
75,400	Delta Air Lines, Inc.	1,779

	Apparel Retail — 0.94%
42,400	Abercrombie & Fitch Co., Class - A	1,500
7,222	Guess?, Inc.	216
113,300	The TJX Cos., Inc.	6,388
		8,104
	Apparel, Accessories & Luxury Goods — 0.22%
34,290	Coach, Inc.	1,870

	Application Software — 0.41%
62,600	Adobe Systems, Inc.(a)	3,251
26,138	Compuware Corp.	293
		3,544
	Asset Management & Custody Banks — 0.80%
32,624	Ares Capital Corp.	564
15,929	BlackRock, Inc., Class - A	4,311
11,340	Federated Investors, Inc., Class - B	308
54,224	Invesco Ltd.	1,730
		6,913
	Auto Parts & Equipment — 0.81%
102,989	Johnson Controls, Inc.	4,274
17,000	Lear Corp.	1,217
21,445	TRW Automotive Holdings Corp.(a)	1,529
		7,020
	Automobile Manufacturers — 1.90%
766,632	Ford Motor Co.	12,933
94,800	General Motors Co.(a)	3,410
		16,343
	Biotechnology — 0.18%
20,000	Vertex Pharmaceuticals, Inc.(a)	1,516

	Brewers — 0.10%
17,040	Molson Coors Brewing Co., Class - A	854

	Cable & Satellite — 1.10%
23,027	Cablevision Systems Corp., Class - A	388
43,800	Liberty Global PLC, Series C(a)	3,303
23,057	Liberty Global PLC, Class - A(a)	1,830
35,480	Time Warner Cable, Inc.	3,959
		9,480
	Casinos & Gaming — 0.18%
9,826	Wynn Resorts Ltd.	1,553

	Commercial Printing — 0.04%
22,113	R.R. Donnelley & Sons Co.	349

	Commodity Chemicals — 0.00%
1,792	Kronos Worldwide, Inc.	28

	Communications Equipment — 1.67%
362,984	Cisco Systems, Inc.	8,501
179,829	Corning, Inc.	2,624
55,680	Harris Corp.	3,302
		14,427
	Computer & Electronics Retail — 0.20%
34,600	GameStop Corp., Class - A	1,718

	Computer Hardware — 2.42%
10,709	Apple, Inc.	5,106
152,821	Dell, Inc.	2,104
7,765	Diebold, Inc.	228
641,224	Hewlett-Packard Co.	13,453
		20,891
	Computer Storage & Peripherals — 0.03%
7,206	Lexmark International, Inc., Class - A	238

	Consumer Electronics — 0.08%
14,970	Garmin Ltd.	676

	Consumer Finance — 2.08%
192,450	Capital One Financial Corp.	13,229
66,900	Discover Financial Services	3,381
54,165	SLM Corp.	1,349
		17,959
	Data Processing & Outsourced Services — 0.88%
59,183	Automatic Data Processing, Inc.	4,283
14,327	Broadridge Financial Solutions, Inc.	455
39,678	Paychex, Inc.	1,613
67,983	Western Union Co.	1,269
		7,620
	Department Stores — 0.68%
27,055	Kohl's Corp.	1,400
102,500	Macy's, Inc.	4,435
		5,835
	Distributors — 0.18%
18,899	Genuine Parts Co.	1,529

	Diversified Banks — 2.66%
128,300	CIT Group, Inc.(a)	6,257
140,664	U.S. BanCorp	5,145
279,001	Wells Fargo & Co.	11,529
		22,931
	Diversified Chemicals — 1.46%
88,464	E.I. du Pont de Nemours & Co.	5,180
108,193	Huntsman Corp.	2,230
133,926	The Dow Chemical Co.	5,143
		12,553

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Financial Services — 3.28%
553,300	Bank of America Corp.	$7,636
234,250	Citigroup, Inc.	11,362
178,794	JPMorgan Chase & Co.	9,242
		28,240
	Diversified Metals & Mining — 0.58%
4,059	Compass Minerals International, Inc.	310
126,178	Freeport-McMoRan Copper & Gold, Inc.	4,173
19,234	Southern Copper Corp.	524
		5,007
	Diversified Real Estate Investment Trusts — 0.07%
3,526	Liberty Property Trust	126
8,093	Spirit Realty Capital, Inc.	74
4,042	Vornado Realty Trust	340
1,564	Wp Carey, Inc.	101
		641
	Diversified Support Services — 0.10%
20,762	Iron Mountain, Inc.	561
9,220	KAR Auction Services, Inc.	260
		821
	Drug Retail — 0.35%
52,850	CVS Caremark Corp.	2,999

	Electric Utilities — 1.68%
13,199	American Electric Power, Inc.	572
19,177	Duke Energy Corp.	1,281
92,750	Edison International	4,271
4,837	Entergy Corp.	306
141,753	Exelon Corp.	4,202
11,361	FirstEnergy Corp.	414
3,604	Great Plains Energy, Inc.	80
2,556	Hawaiian Electric Industries, Inc.	64
11,538	NextEra Energy, Inc.	925
8,556	Northeast Utilities	353
6,394	NV Energy, Inc.	151
6,328	Pepco Holdings, Inc.	117
2,994	Pinnacle West Capital Corp.	164
17,170	PPL Corp.	522
23,652	The Southern Co.	974
3,441	Westar Energy, Inc.	105
		14,501
	Electrical Components & Equipment — 1.07%
57,698	Eaton Corp. PLC	3,972
80,901	Emerson Electric Co.	5,234
		9,206
	Electronic Manufacturing Services — 0.08%
16,973	Molex, Inc.	654

	Environmental & Facilities Services — 0.43%
12,972	Covanta Holding Corp.	277
32,995	Republic Services, Inc., Class - A	1,101
56,937	Waste Management, Inc.	2,348
		3,726
	Fertilizers & Agricultural Chemicals — 0.70%
40,007	Monsanto Co.	4,175
35,650	The Mosaic Co.	1,534
5,184	The Scotts Miracle-Gro Co.	285
		5,994
	Food Distributors — 0.27%
72,370	Sysco Corp.	2,304

	Food Retail — 1.04%
29,398	Safeway, Inc.	940
198,400	The Kroger Co.	8,004
		8,944
	Gas Utilities — 0.05%
3,209	AGL Resources, Inc.	148
2,465	Atmos Energy Corp.	105
3,604	Questar Corp.	81
3,092	UGI Corp.	121
		455
	General Merchandise Stores — 0.38%
57,600	Dollar General Corp.(a)	3,252

	Gold — 0.20%
60,024	Newmont Mining Corp.	1,687

	Health Care Distributors — 0.43%
28,900	McKesson Corp.	3,708

	Health Care Equipment & Supplies — 1.96%
129,903	Baxter International, Inc.	8,533
45,084	Covidien PLC	2,747
105,400	Medtronic, Inc.	5,613
		16,893
	Health Care Providers & Services — 0.39%
52,000	Aetna, Inc.	3,329

	Home Entertainment Software — 0.24%
82,400	Electronic Arts, Inc.(a)	2,105

	Home Furnishings — 0.06%
17,414	Leggett & Platt, Inc.	525

	Homebuilding — 0.53%
276,700	PulteGroup, Inc.	4,566

	Hotels, Resorts & Cruise Lines — 0.28%
50,977	Carnival Corp.	1,664
19,921	Royal Caribbean Cruises Ltd.	763
		2,427
	Hotels, Restaurants & Leisure — 0.04%
8,585	Brinker International, Inc.	348

	Household Products — 1.25%
46,901	Kimberly-Clark Corp.	4,419
16,051	The Clorox Co.	1,312
66,284	The Procter & Gamble Co.	5,010
		10,741
	Housewares & Specialties — 0.06%
6,444	Tupperware Brands Corp.	557

	Hypermarkets & Super Centers — 0.59%
68,769	Wal-Mart Stores, Inc.	5,086

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Industrial Conglomerates — 1.47%
531,946	General Electric Co.	$12,708

	Industrial Gases — 0.31%
25,406	Air Products & Chemicals, Inc.	2,708

	Industrial Machinery — 0.98%
9,843	Harsco Corp.	245
68,500	Illinois Tool Works, Inc.	5,225
33,150	Stanley Black & Decker, Inc.	3,002
		8,472
	Industrial Real Estate Investment Trusts — 0.06%
13,532	Prologis, Inc.	509

	Insurance — 1.00%
109,100	American International Group, Inc.	5,306
78,500	Lincoln National Corp.	3,296
		8,602
	Insurance Brokers — 0.62%
62,400	AON PLC	4,645
15,463	Arthur J. Gallagher & Co.	675
		5,320
	Integrated Oil & Gas — 4.62%
41,866	Chevron Corp.	5,087
74,456	ConocoPhillips	5,175
168,021	Exxon Mobil Corp.	14,456
106,000	Marathon Oil Corp.	3,697
122,118	Occidental Petroleum Corp.	11,423
		39,838
	Integrated Telecommunication Services — 2.32%
254,174	AT&T, Inc.	8,597
66,595	BCE, Inc.	2,844
74,318	CenturyLink, Inc.	2,332
121,849	Frontier Communications Corp.	508
109,525	Verizon Communications, Inc.	5,110
72,240	Windstream Holdings, Inc.	578
		19,969
	Internet Software & Services — 0.26%
39,500	eBay, Inc.(a)	2,204

	Investment Banking & Brokerage — 0.22%
76,200	E*Trade Financial Corp.(a)	1,257
15,656	Lazard Ltd., Class - A	564
		1,821
	IT Consulting & Other Services — 0.07%
8,926	Leidos Holdings, Inc.	406
5,100	Science Applications International Corp.(a)	172
		578
	Leisure Facilities — 0.04%
3,706	Seaworld Entertainment, Inc.	110
8,047	Six Flags Entertainment Corp.	272
		382
	Leisure Products — 0.28%
14,007	Hasbro, Inc.	660
42,122	Mattel, Inc.	1,764
		2,424
	Life & Health Insurance — 0.77%
109,033	MetLife, Inc.	5,119
35,775	Principal Financial Group, Inc.	1,532
		6,651
	Machinery — 1.04%
61,804	Caterpillar, Inc.	5,153
47,321	Deere & Co.	3,851
		9,004
	Managed Health Care — 1.67%
41,211	Health Net, Inc.(a)	1,306
57,600	UnitedHealth Group, Inc.	4,125
107,200	WellPoint, Inc.	8,963
		14,394
	Metal & Glass Containers — 0.18%
3,853	Greif, Inc., Class - A	189
45,039	Owens-Illinois, Inc.(a)	1,352
		1,541
	Mortgage Real Estate Investment Trusts — 0.10%
10,781	American Capital Agency Corp.	243
25,718	Annaly Capital Management, Inc.	299
24,331	Chimera Investment Corp.	74
2,698	Hatteras Financial Corp.	50
8,578	MFA Financial, Inc.	64
9,931	Two Harbors Investment Corp.	96
		826
	Movies & Entertainment — 1.96%
14,100	Cinemark Holdings, Inc.	448
74,022	Regal Entertainment Group, Class - A	1,405
87,572	Time Warner, Inc.	5,763
111,119	Viacom, Inc., Class - B	9,287
		16,903
	Multi-line Insurance — 0.57%
44,100	American Financial Group, Inc.	2,384
183,900	Genworth Financial, Inc., Class - A(a)	2,352
5,805	Kemper Corp.	195
		4,931
	Multiline Retail — 0.58%
78,255	Target Corp.	5,007

	Multi-Utilities—0.65%
3,023	Alliant Energy Corp.	150
6,591	Ameren Corp.	230
11,643	CenterPoint Energy, Inc.	279
7,243	CMS Energy Corp.	191
7,958	Consolidated Edison, Inc.	439
15,698	Dominion Resources, Inc.	981
4,724	DTE Energy Co.	312
2,156	Integrys Energy Group, Inc.	120
5,128	MDU Resources Group, Inc.	143
8,476	NiSource, Inc.	262
12,009	PG&E Corp.	491
13,751	Public Service Enterprise Group, Inc.	453
3,801	SCANA Corp.	175
6,621	Sempra Energy	567
4,833	TECO Energy, Inc.	80
2,203	Vectren Corp.	73
6,213	Wisconsin Energy Corp.	251

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-Utilities (continued)
13,515	Xcel Energy, Inc.	$373
		5,570
	Office Electronics — 0.27%
224,500	Xerox Corp.	2,310

	Office Real Estate Investment Trusts — 0.14%
1,762	Alexandria Real Estate Equities, Inc.	113
5,078	BioMed Realty Trust, Inc.	94
3,731	Boston Properties, Inc.	398
3,692	Brandywine Realty Trust	49
2,293	CommonWealth REIT	50
2,044	Corporate Office Properties Trust	47
748	Digital Realty Trust, Inc.	40
3,779	Douglas Emmett, Inc.	89
8,732	Duke Realty Corp.	135
2,055	Kilroy Realty Corp.	103
2,293	Mack-Cali Realty Corp.	50
4,543	Piedmont Office Realty Trust, Inc., Class - A	79
		1,247
	Office Services & Supplies — 0.11%
12,131	Avery Dennison Corp.	528
24,599	Pitney Bowes, Inc.	447
		975
	Oil & Gas Drilling — 0.32%
11,580	Helmerich & Payne, Inc.	798
43,086	Seadrill Ltd.	1,942
		2,740
	Oil & Gas Equipment & Services — 0.98%
148,050	Halliburton Co.	7,129
48,872	Helix Energy Solutions Group, Inc.(a)	1,240
7,119	RPC, Inc.	110
		8,479
	Oil & Gas Exploration & Production — 0.75%
107,200	EnCana Corp.	1,858
31,600	Royal Dutch Shell PLC - Sponsored ADR	2,075
69,050	Southwestern Energy Co.(a)	2,512
		6,445
	Oil & Gas Refining & Marketing — 1.93%
1,886	CVR Energy, Inc.	73
24,767	HollyFrontier Corp.	1,043
127,898	Marathon Petroleum Corp.	8,226
2,835	PBF Energy, Inc.	64
212,240	Valero Energy Corp.	7,248
		16,654
	Oil & Gas Storage & Transportation — 1.05%
5,308	Golar LNG Ltd.	200
80,770	Kinder Morgan, Inc.	2,873
81,637	Spectra Energy Corp.	2,794
4,416	Teekay Shipping Corp.	189
83,243	The Williams Cos., Inc.	3,027
		9,083
	Packaged Foods & Meats — 1.39%
21,398	Campbell Soup Co.	871
50,855	ConAgra Foods, Inc.	1,543
78,608	General Mills, Inc.	3,767
31,686	Kellogg Co.	1,861
72,534	Kraft Foods Group, Inc.	3,803
4,110	Pinnacle Foods, Inc.	109
		11,954
	Paper & Forest Products — 0.04%
4,034	Domtar Corp.	320

	Paper Packaging — 0.49%
12,560	Bemis Co., Inc.	490
11,971	Packaging Corp. of America	683
25,100	Rock-Tenn Co., Class - A	2,543
12,362	Sonoco Products Co.	481
		4,197
	Paper Products — 0.38%
54,232	International Paper Co.	2,430
21,557	MeadWestvaco Corp.	827
		3,257
	Pharmaceuticals — 6.43%
111,577	AbbVie, Inc.	4,991
112,890	Bristol-Myers Squibb Co.	5,225
99,080	Eli Lilly & Co.	4,987
101,740	Johnson & Johnson	8,819
110,215	Merck & Co., Inc.	5,247
32,450	Novartis AG - Sponsored ADR	2,489
822,711	Pfizer, Inc.	23,619
		55,377
	Property & Casualty Insurance — 2.06%
45,689	ACE Ltd.	4,275
14,550	AXIS Capital Holdings Ltd.	630
19,955	Cincinnati Financial Corp.	941
5,250	Endurance Specialty Holdings Ltd.	282
72,874	Fidelity National Financial, Inc., Class - A	1,938
5,384	Hanover Insurance Group, Inc.	298
3,252	Mercury General Corp.	157
31,627	Old Republic International Corp.	487
54,800	The Chubb Corp.	4,891
45,895	The Travelers Cos., Inc.	3,891
		17,790
	Publishing — 0.62%
142,501	Gannett Co., Inc.	3,818
45,508	Thomson Reuters Corp.	1,593
		5,411
	Railroads — 0.34%
38,417	Norfolk Southern Corp.	2,972

	Real Estate Investment Trusts (REITs) — 0.05%
20,220	Host Hotels & Resorts, Inc.	357
4,513	Starwood Property Trust, Inc.	108
		465
	Regional Banks — 2.33%
5,468	Bank of Hawaii Corp.	298
181,415	BB&T Corp.	6,122
3,230	BOK Financial Corp.	205
6,347	Cullen/Frost Bankers, Inc.	448
106,685	Fifth Third Bancorp	1,925

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Regional Banks (continued)
22,679	Fulton Financial Corp.	$265
15,732	M&T Bank Corp.	1,761
121,767	PNC Financial Services Group, Inc.	8,821
24,426	Valley National Bancorp	243
		20,088
	Reinsurance — 1.06%
18,900	Everest Re Group Ltd.	2,748
65,279	PartnerRe Ltd.	5,976
12,724	Validus Holdings Ltd.	471
		9,195
	Residential Real Estate Investment Trusts — 0.22%
2,427	American Campus Communities, Inc.	83
1,788	Apartment Investment & Management Co., Class - A	50
3,526	AvalonBay Communities, Inc.	448
2,101	BRE Properties, Inc.	107
2,313	Camden Property Trust	142
630	Equity Lifestyle Properties, Inc.	22
9,784	Equity Residential	525
969	Essex Property Trust, Inc.	143
1,235	Home Properties, Inc.	71
979	Mid-America Apartment Communities, Inc.	61
1,277	Post Properties, Inc.	57
6,802	UDR, Inc.	161
		1,870
	Restaurants — 1.21%
15,845	Darden Restaurants, Inc.	733
97,972	McDonald's Corp.	9,426
34,404	The Wendy's Co.	292
		10,451
	Retail Real Estate Investment Trusts — 0.22%
2,987	CBL & Associates Properties, Inc.	57
7,176	DDR Corp.	113
609	Federal Realty Investment Trust	62
16,144	General Growth Properties, Inc.	311
11,101	Kimco Realty Corp.	224
3,214	National Retail Properties, Inc.	102
5,344	Realty Income Corp.	212
1,447	Regency Centers Corp.	70
3,626	Retail Properties of America, Inc., Class - A	50
2,135	Simon Property Group, Inc.	316
1,404	Taubman Centers, Inc.	95
3,731	The Macerich Co.	211
3,319	Weingarten Realty Investors	97
		1,920
	Security & Alarm Services — 0.00%
1,150	Corrections Corp. of America	40

	Semiconductor Equipment — 0.73%
288,482	Applied Materials, Inc.	5,060
20,232	KLA-Tencor Corp.	1,231
		6,291
	Semiconductors — 2.53%
37,613	Analog Devices, Inc.	1,770
222,486	Intel Corp.	5,099
28,473	Linear Technology Corp.	1,129
35,502	Maxim Integrated Products, Inc.	1,058
24,064	Microchip Technology, Inc.	970
68,200	Micron Technology, Inc.(a)	1,191
262,445	Texas Instruments, Inc.	10,569
		21,786
	Soft Drinks — 1.67%
24,872	Dr. Pepper Snapple Group, Inc.	1,115
64,866	PepsiCo, Inc.	5,157
215,609	The Coca-Cola Co.	8,167
		14,439
	Software — 0.54%
187,360	Symantec Corp.	4,637

	Specialized Consumer Services — 0.10%
33,205	H&R Block, Inc.	885

	Specialized Finance — 0.48%
38,644	CME Group, Inc.	2,855
29,663	NYSE Euronext	1,245
		4,100
	Specialized Real Estate Investment Trusts — 0.19%
2,782	Extra Space Storage, Inc.	127
12,346	HCP, Inc.	505
7,727	Health Care REIT, Inc.	482
3,032	Healthcare Trust of America, Inc., Class - A	32
3,426	Hospitality Properties Trust	97
266	Public Storage	43
4,306	Senior Housing Properties Trust	101
4,385	Ventas, Inc.	270
		1,657
	Specialty Chemicals — 1.27%
132,530	LyondellBasell Industries NV, Class - A	9,705
9,468	Rockwood Holdings, Inc.	634
16,169	RPM, Inc.	585
		10,924
	Specialty Retail — 0.11%
22,522	American Eagle Outfitters, Inc.	315
18,319	Foot Locker, Inc.	622
		937
	Specialty Stores — 0.14%
81,001	Staples, Inc.	1,187

	Steel — 0.32%
13,157	Allegheny Technologies, Inc.	402
38,778	Nucor Corp.	1,900
26,921	Steel Dynamics, Inc.	450
		2,752
	Systems Software — 0.76%
39,964	CA, Inc.	1,186
160,518	Microsoft Corp.	5,347
		6,533
	Thrifts & Mortgage Finance — 0.24%
7,815	BankUnited, Inc.	244
43,157	First Niagara Financial Group, Inc.	448
53,715	New York Community Bancorp, Inc.	811

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2013 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Thrifts & Mortgage Finance (continued)
37,815	People's United Financial, Inc.	$544
		2,047
	Tobacco — 1.91%
149,090	Altria Group, Inc.	5,121
46,076	Lorillard, Inc.	2,063
85,552	Philip Morris International, Inc.	7,408
38,454	Reynolds American, Inc.	1,876
		16,468
	Trading Companies & Distributors — 0.03%
5,725	GATX Corp.	272

	Water Utilities — 0.02%
4,829	American Water Works Co., Inc.	199

	Wireless Telecommunication Services — 1.29%
318,075	Vodafone Group PLC - Sponsored ADR	11,191

	Total Common Stocks	803,456

	Time Deposit — 1.07%
$9,212	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/13	9,212
	Total Time Deposit	9,212

	Total Investments
	(cost $652,170) — 94.27%	812,668
	Other assets in excess of liabilities — 5.73%	49,378

	Net Assets - 100.00%	$862,046

(a)	Represents non-income producing security.

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Value Equity Portfolio	Alliance Bernstein L.P.	Cadence Capital Management LLC	Institutional Capital, LLC	Total
Common Stocks	26.74%	47.95%	18.51%	93.20%
Time Deposit	0.30%	-	0.77%	1.07%
Other Assets (Liabilities)	-0.20%	5.90%	0.03%	5.73%
Total Net Assets	26.84%	53.85%	19.31%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 94.32%
	Advertising — 0.15%
18,152	Omnicom Group, Inc.	$1,152

	Aerospace & Defense — 3.18%
4,146	Engility Holdings, Inc.(a)	132
21,438	General Dynamics Corp.	1,876
6,618	L-3 Communications Holdings, Inc.	625
28,323	Precision Castparts Corp.	6,437
9,871	Rockwell Collins, Inc.	670
13,522	Rolls-Royce Holdings PLC, ADR	1,235
30,385	The Boeing Co.	3,570
94,392	United Technologies Corp.	10,178
		24,723
	Air Freight & Logistics — 0.17%
11,094	C.H. Robinson Worldwide, Inc.	660
14,335	Expeditors International of Washington, Inc.	632
		1,292
	Apparel Retail — 1.65%
5,812	Abercrombie & Fitch Co., Class – A	206
7,769	Ascena Retail Group, Inc.(a)	155
4,770	Guess?, Inc.	142
148,649	Industria de Diseno Textil SA, ADR	4,586
137,035	The TJX Cos., Inc.	7,727
		12,816
	Apparel, Accessories & Luxury Goods — 1.19%
19,416	Coach, Inc.	1,059
3,523	Fossil Group, Inc.(a)	410
29,605	Michael Kors Holdings Ltd.(a)	2,206
19,997	Ralph Lauren Corp.	3,293
33,748	The Swatch Group AG, ADR	1,084
15,821	Under Armour, Inc., Class – A(a)	1,257
		9,309
	Application Software — 0.47%
33,465	Adobe Systems, Inc.(a)	1,738
3,936	SolarWinds, Inc.(a)	138
22,293	Workday, Inc., Class – A(a)	1,804
		3,680
	Asset Management & Custody Banks — 0.36%
8,671	BlackRock, Inc., Class – A	2,346
4,298	Federated Investors, Inc., Class – B	117
5,906	Waddell & Reed Financial, Inc., Class – A	304
		2,767
	Auto Parts & Equipment — 0.03%
9,812	Gentex Corp.	251

	Automotive Retail — 0.13%
8,214	O’Reilly Automotive, Inc.(a)	1,048

	Beverages — 0.40%
9,954	Brown-Forman Corp., Class – B	678
18,940	Diageo PLC, ADR	2,407
		3,085
	Biotechnology — 3.24%
31,244	Alexion Pharmaceuticals, Inc.(a)	3,629
52,301	Amgen, Inc.	5,856
20,315	Biogen Idec, Inc.(a)	4,891
355	Foundation Medicine, Inc.(a)	14
74,082	Gilead Sciences, Inc.(a)	4,655
9,009	Regeneron Pharmaceuticals, Inc.(a)	2,819
43,820	Vertex Pharmaceuticals, Inc.(a)	3,322
		25,186
	Capital Markets — 1.75%
28,236	Franklin Resources, Inc.	1,427
19,140	Goldman Sachs Group, Inc.	3,028
99,839	Morgan Stanley	2,691
9,272	SEI Investments Co.	287
75,156	State Street Corp.	4,941
17,268	T. Rowe Price Group, Inc.	1,242
		13,616
	Commercial Services & Supplies — 0.22%
7,246	Cintas Corp.	371
6,825	Copart, Inc.(a)	217
4,558	Rollins, Inc.	121
5,712	Stericycle, Inc.(a)	659
8,164	Waste Connections, Inc.	371
		1,739
	Communications Equipment — 2.86%
367,754	Cisco Systems, Inc.	8,613
4,634	F5 Networks, Inc.(a)	397
196,433	Qualcomm, Inc.	13,232
		22,242
	Computer & Electronics Retail — 0.09%
18,385	Best Buy Co., Inc.	689

	Computer Hardware — 3.57%
55,269	Apple, Inc.	26,350
100,380	Dell, Inc.	1,383
		27,733
	Computer Storage & Peripherals — 0.54%
89,585	EMC Corp.	2,289
4,927	Lexmark International, Inc., Class – A	163
8,925	NCR Corp.(a)	354
25,678	Teradata Corp.(a)	1,423
		4,229
	Construction & Engineering — 0.10%
7,654	AECOM Technology Corp.(a)	239
8,720	Jacobs Engineering Group, Inc.(a)	508
		747
	Consumer Electronics — 0.04%
7,436	Garmin Ltd.	336

	Consumer Finance — 0.48%
49,880	American Express Co.	3,767

	Data Processing & Outsourced Services — 1.32%
102,228	Automatic Data Processing, Inc.	7,400
8,327	Broadridge Financial Solutions, Inc.	264
3,216	FleetCor Technologies, Inc.(a)	354
5,221	Global Payments, Inc.	267
5,872	Jack Henry & Associates, Inc.	303
21,857	Paychex, Inc.	888

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Data Processing & Outsourced Services (continued)
41,986	Western Union Co.	$783
		10,259
	Department Stores — 0.11%
16,512	Kohl's Corp.	854

	Distributors — 0.11%
10,462	Genuine Parts Co.	846

	Diversified Consumer Services — 0.01%
1,804	ITT Educational Services, Inc.(a)	56

	Diversified Financial Services — 0.11%
4,902	InterContinental Exchange, Inc.(a)	889

	Drug Retail — 1.01%
84,644	CVS Caremark Corp.	4,803
57,466	Walgreen Co.	3,092
		7,895
	Education Services — 0.02%
7,418	Apollo Group, Inc., Class - A(a)	154

	Electrical Components & Equipment — 0.75%
16,376	AMETEK, Inc.	754
8,279	Eaton Corp. PLC	570
49,608	Emerson Electric Co.	3,209
3,939	Hubbell, Inc., Class - B	413
6,642	Roper Industries, Inc.	882
		5,828
	Electronic Equipment, Instruments & Components — 0.19%
11,002	Amphenol Corp., Class - A	851
3,637	Dolby Laboratories, Inc., Class - A	126
10,500	FLIR Systems, Inc.	330
5,982	National Instruments Corp.	185
		1,492
	Energy Equipment & Services — 0.02%
1,428	CARBO Ceramics, Inc.	142

	Fertilizers & Agricultural Chemicals — 1.52%
113,593	Monsanto Co.	11,856

	Food & Staples Retailing — 1.72%
67,324	Costco Wholesale Corp.	7,750
96,633	Whole Foods Market, Inc.	5,653
		13,403
	Food Distributors — 0.16%
40,048	Sysco Corp.	1,275

	Food Products — 0.26%
11,509	Flowers Foods, Inc.	247
8,998	Hormel Foods Corp.	379
8,958	McCormick & Co., Inc.	580
7,484	The J.M. Smucker Co.	785
		1,991
	Food Retail — 0.03%
2,939	Sprouts Farmers Market, Inc.(a)	130
2,003	The Fresh Market, Inc.(a)	95
		225
	Footwear — 0.02%
2,463	Deckers Outdoor Corp.(a)	162

	Health Care Distributors — 0.26%
15,871	McKesson Corp.	2,036

	Health Care Equipment & Supplies — 2.56%
37,080	Baxter International, Inc.	2,436
13,771	Becton, Dickinson & Co.	1,377
5,686	C.R. Bard, Inc.	655
32,753	Covidien PLC	1,996
9,417	Dentsply International, Inc.	409
7,233	Edwards Lifesciences Corp.(a)	504
8,972	Essilor International SA, ADR	483
11,159	Hospira, Inc.(a)	438
22,780	IDEXX Laboratories, Inc.(a)	2,270
2,620	Intuitive Surgical, Inc.(a)	986
70,111	Medtronic, Inc.	3,733
9,606	ResMed, Inc.	507
21,196	St. Jude Medical, Inc.	1,137
20,967	Stryker Corp.	1,417
7,511	Varian Medical Systems, Inc.(a)	561
11,932	Zimmer Holdings, Inc.	980
		19,889
	Health Care Providers & Services — 1.53%
17,111	AmerisourceBergen Corp.	1,045
118,456	Express Scripts Holding Co.(a)	7,319
6,208	Henry Schein, Inc.(a)	644
11,148	Humana, Inc.	1,040
6,507	Laboratory Corp. of America Holdings(a)	645
3,359	MEDNAX, Inc.(a)	337
6,405	Patterson Cos., Inc.	257
10,269	Quest Diagnostics, Inc.	635
		11,922
	Health Care Technology — 0.64%
94,456	Cerner Corp.(a)	4,964

	Hotels, Restaurants & Leisure — 3.31%
5,553	Chipotle Mexican Grill, Inc.(a)	2,381
1,931	Panera Bread Co., Class - A(a)	306
157,902	Starbucks Corp.	12,154
57,710	Starwood Hotels & Resorts Worldwide, Inc.	3,835
99,525	YUM! Brands, Inc.	7,105
		25,781
	Household Products — 3.04%
9,341	Church & Dwight Co., Inc.	561
138,262	Colgate-Palmolive Co.	8,200
26,346	Kimberly-Clark Corp.	2,482
8,703	The Clorox Co.	711
154,855	The Procter & Gamble Co.	11,706
		23,660
	Human Resource & Employment Services — 0.06%
4,117	Towers Watson & Co., Class - A	440

	Hypermarkets & Super Centers — 1.08%
113,184	Wal-Mart Stores, Inc.	8,371

	Industrial Conglomerates — 0.72%
47,195	3M Co.	5,636

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Industrial Gases — 0.81%
52,117	Praxair, Inc.	$6,265

	Industrial Machinery — 0.45%
5,653	IDEX Corp.	369
28,614	Illinois Tool Works, Inc.	2,182
7,759	Pall Corp.	598
12,837	Xylem, Inc.	359
		3,508
	Insurance — 0.09%
7,802	Brown & Brown, Inc.	250
6,705	Torchmark Corp.	486
		736
	Integrated Oil & Gas — 2.98%
93,907	Chevron Corp.	11,410
136,850	Exxon Mobil Corp.	11,774
		23,184
	Internet & Catalog Retail — 1.94%
23,570	Amazon.com, Inc.(a)	7,369
6,659	Netflix.com, Inc.(a)	2,059
5,616	Priceline.com, Inc.(a)	5,677
		15,105
	Internet Retail — 0.05%
5,557	TripAdvisor, Inc.(a)	421

	Internet Software & Services — 7.36%
247,974	eBay, Inc.(a)	13,834
96,391	Facebook, Inc., Class - A(a)	4,843
32,056	Google, Inc., Class - A(a)	28,079
24,791	LinkedIn Corp., Class - A(a)	6,100
35,536	Rackspace Hosting, Inc.(a)	1,875
36,958	Splunk, Inc.(a)	2,219
8,155	Youku, Inc., ADR(a)	223
		57,173
	IT Consulting & Other Services — 0.04%
4,804	Leidos Holdings, Inc.	218
2,745	Science Applications International Corp.(a)	93
		311
	IT Services — 5.16%
42,975	Accenture PLC, Class - A	3,165
20,911	Cognizant Technology Solutions Corp.(a)	1,717
53,813	International Business Machines Corp.	9,965
5,435	Lender Processing Services, Inc.	181
12,190	MasterCard, Inc., Class - A	8,201
4,512	NeuStar, Inc., Class - A(a)	223
10,922	Total System Services, Inc.	321
85,441	Visa, Inc., Class - A	16,329
		40,102
	Leisure Equipment & Products — 0.07%
4,373	Polaris Industries, Inc.	565

	Life Sciences Tools & Services — 0.51%
3,693	Covance, Inc.(a)	319
2,154	Mettler-Toledo International, Inc.(a)	517
2,312	Techne Corp.	185
24,778	Thermo Electron Corp.	2,284
5,969	Waters Corp.(a)	634
		3,939
	Machinery — 0.45%
39,504	Danaher Corp.	2,738
9,709	Donaldson Co., Inc.	370
6,296	Wabtec Corp.	396
		3,504
	Managed Health Care — 1.18%
102,377	UnitedHealth Group, Inc.	7,331
22,405	WellPoint, Inc.	1,873
		9,204
	Marine — 0.04%
3,699	Kirby Corp.(a)	320

	Media — 1.02%
30,954	Discovery Communications, Inc.(a)	2,613
1,762	Morningstar, Inc.	140
5,667	Scripps Networks Interactive., Class - A	443
18,826	The McGraw-Hill Cos., Inc.	1,235
54,565	The Walt Disney Co.	3,518
		7,949
	Metal & Glass Containers — 0.03%
4,488	AptarGroup, Inc.	270

	Multiline Retail — 0.18%
15,571	Dollar Tree, Inc.(a)	890
6,669	Family Dollar Stores, Inc.	480
		1,370
	Office Electronics — 0.02%
3,345	Zebra Technologies Corp.(a)	152

	Oil & Gas Equipment & Services — 2.60%
55,261	FMC Technologies, Inc.(a)	3,063
97,975	National Oilwell Varco, Inc.	7,653
7,291	Oceaneering International, Inc.	592
101,079	Schlumberger Ltd.	8,931
		20,239
	Oil & Gas Exploration & Production — 0.75%
27,421	Concho Resources, Inc.(a)	2,984
16,912	EOG Resources, Inc.	2,863
		5,847
	Oil & Gas Refining & Marketing — 0.02%
4,548	World Fuel Services Corp.	170

	Oil & Gas Storage & Transportation — 0.12%
22,861	Enbridge, Inc.	954

	Packaged Foods & Meats — 0.53%
16,358	Kellogg Co.	961
101,233	Mondelez International, Inc., Class - A	3,180
		4,141
	Personal Products — 0.75%
13,698	Mead Johnson Nutrition Co.	1,017
3,810	Nu Skin Enterprises, Inc., Class - A	365

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Personal Products (continued)
63,749	The Estee Lauder Cos., Inc., Class - A	$4,456
		5,838
	Pharmaceuticals — 7.70%
185,617	Abbott Laboratories	6,161
105,298	AbbVie, Inc.	4,710
54,511	Allergan, Inc.	4,931
67,702	Bristol-Myers Squibb Co.	3,133
68,551	Eli Lilly & Co.	3,450
17,863	Forest Laboratories, Inc.(a)	764
145,719	Johnson & Johnson	12,633
3,863	Mallinckrodt PLC(a)	170
195,571	Merck & Co., Inc.	9,312
36,619	Novo Nordisk A/S, ADR	6,197
46,419	Perrigo Co.	5,727
51,630	Sanofi-Aventis, ADR	2,614
		59,802
	Professional Services — 0.14%
8,109	Equifax, Inc.	485
9,850	Versik Analytics, Inc., Class - A(a)	640
		1,125
	Publishing — 0.02%
3,022	John Wiley & Sons, Inc., Class - A	144

	Railroads — 0.45%
16,166	Canadian Pacific Railway Ltd.	1,993
13,715	Kansas City Southern Industries	1,500
		3,493
	Regional Banks — 0.03%
3,569	Cullen/Frost Bankers, Inc.	252

	Restaurants — 1.19%
8,457	Darden Restaurants, Inc.	391
56,001	Dunkin' Brands Group, Inc.	2,535
66,210	McDonald's Corp.	6,370
		9,296
	Road & Rail — 0.51%
2,947	Landstar System, Inc.	165
24,347	Union Pacific Corp.	3,782
		3,947
	Semiconductors — 1.19%
21,999	Altera Corp.	817
345,840	Intel Corp.	7,927
13,148	Microchip Technology, Inc.	530
		9,274
	Semiconductors & Semiconductor Equipment — 0.36%
57,413	ARM Holdings PLC, ADR	2,763

	Soft Drinks — 2.78%
20,573	Monster Beverage Corp.(a)	1,075
105,165	PepsiCo, Inc.	8,361
321,503	The Coca-Cola Co.	12,178
		21,614
	Software — 3.77%
6,243	ANSYS, Inc.(a)	540
12,153	Citrix Systems, Inc.(a)	858
3,106	FactSet Research Systems, Inc.	339
19,934	Intuit, Inc.	1,322
5,607	MICROS Systems, Inc.(a)	280
259,627	Oracle Corp.	8,613
57,765	Red Hat, Inc.(a)	2,665
153,534	Salesforce.com, Inc.(a)	7,970
46,610	SAP AG, ADR	3,445
40,262	VMware, Inc., Class - A(a)	3,257
		29,289
	Specialized Finance — 0.03%
5,856	CBOE Holdings, Inc.	265

	Specialized Real Estate Investment Trusts — 0.27%
28,632	American Tower Corp.	2,122

	Specialty Chemicals — 1.22%
73,934	Ecolab, Inc.	7,302
5,350	International Flavors & Fragrances, Inc.	440
8,129	Sigma-Aldrich Corp.	693
5,806	The Sherwin-Williams Co.	1,058
		9,493
	Specialty Retail — 2.84%
5,456	Aaron's, Inc.	151
4,844	Advance Auto Parts, Inc.	401
2,459	AutoZone, Inc.(a)	1,039
15,714	Bed Bath & Beyond, Inc.(a)	1,216
6,386	Dick's Sporting Goods, Inc.	341
114,640	Lowe's Cos., Inc.	5,458
7,146	PetSmart, Inc.	545
15,025	Ross Stores, Inc.	1,094
5,665	Signet Jewelers Ltd.	406
102,776	The Home Depot, Inc.	7,795
38,151	Tiffany & Co.	2,923
4,191	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	501
6,996	Urban Outfitters, Inc.(a)	257
		22,127
	Specialty Stores — 0.09%
47,381	Staples, Inc.	694

	Systems Software — 0.05%
8,662	FireEye, Inc.(a)	359
626	Tableau Software, Inc., Class - A(a)	45
		404
	Textiles, Apparel & Luxury Goods — 1.20%
112,156	NIKE, Inc., Class - B	8,147
5,870	V.F. Corp.	1,168
		9,315
	Tobacco — 1.37%
26,411	Lorillard, Inc.	1,183
109,725	Philip Morris International, Inc.	9,501
		10,684
	Trading Companies & Distributors — 0.78%
96,429	Fastenal Co.	4,845
2,971	MSC Industrial Direct Co., Inc., Class - A	242

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2013 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Trading Companies & Distributors (continued)
3,791	W.W. Grainger, Inc.	$992
		6,079
	Total Common Stocks	733,882

	Time Deposit — 0.49%
$3,836	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/13	3,836
	Total Time Deposit	3,836

	Mutual Fund — 0.06%
496,542	SSgA Treasury Money Market Fund, 0.00% (b)	497
	Total Mutual Fund	497

	Total Investments
	(cost $493,078) — 94.87%	738,215
	Other assets in excess of liabilities — 5.13%	39,952

	Net Assets - 100.00%	$778,167

(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on September 30, 2013.

ADR—American Depositary Receipt

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Growth Equity Portfolio	Jennison Associates LLC	Mellon Capital Management Corp.	Sustainable Growth Advisers	Total

Common Stocks	27.52%	50.70%	16.10%	94.32%
Time Deposit	0.38%	-	0.11%	0.49%
Mutual Fund	-	0.06%	-	0.06%
Other Assets (Liabilities)	0.07%	5.05%	0.01%	5.13%
Total Net Assets	27.97%	55.81%	16.22%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 81.67%
	Advertising — 0.16%
29,033	Omnicom Group, Inc.	$1,842

	Aerospace & Defense — 3.02%
6,818	Engility Holdings, Inc.(a)	216
34,259	General Dynamics Corp.	2,998
10,744	L-3 Communications Holdings, Inc.	1,015
37,813	Precision Castparts Corp.	8,593
15,747	Rockwell Collins, Inc.	1,069
16,190	Rolls-Royce Holdings PLC, ADR	1,479
41,909	The Boeing Co.	4,924
140,944	United Technologies Corp.	15,197
		35,491
	Air Freight & Logistics — 0.18%
18,043	C.H. Robinson Worldwide, Inc.	1,074
23,458	Expeditors International of Washington, Inc.	1,034
		2,108
	Apparel Retail — 1.42%
9,450	Abercrombie & Fitch Co., Class - A	334
14,040	Ascena Retail Group, Inc.(a)	280
7,569	Guess?, Inc.	226
178,062	Industria de Diseno Textil SA, ADR	5,493
183,946	The TJX Cos., Inc.	10,373
		16,706
	Apparel, Accessories & Luxury Goods — 1.06%
30,996	Coach, Inc.	1,690
5,857	Fossil Group, Inc.(a)	681
38,533	Michael Kors Holdings Ltd.(a)	2,871
25,757	Ralph Lauren Corp.	4,243
40,679	The Swatch Group AG, ADR	1,306
21,155	Under Armour, Inc., Class - A(a)	1,681
		12,472
	Application Software — 0.44%
53,306	Adobe Systems, Inc.(a)	2,769
7,031	SolarWinds, Inc.(a)	247
26,731	Workday, Inc., Class - A(a)	2,163
		5,179
	Asset Management & Custody Banks — 0.38%
13,861	BlackRock, Inc., Class - A	3,751
9,267	Federated Investors, Inc., Class - B	252
9,134	Waddell & Reed Financial, Inc., Class - A	470
		4,473
	Auto Parts & Equipment — 0.03%
15,106	Gentex Corp.	387

	Automotive Retail — 0.14%
12,984	O'Reilly Automotive, Inc.(a)	1,657

	Beverages — 0.33%
15,886	Brown-Forman Corp., Class - B	1,082
22,149	Diageo PLC, ADR	2,815
		3,897
	Biotechnology — 2.61%
37,127	Alexion Pharmaceuticals, Inc.(a)	4,313
84,012	Amgen, Inc.	9,404
24,394	Biogen Idec, Inc.(a)	5,873
428	Foundation Medicine, Inc.(a)	17
89,026	Gilead Sciences, Inc.(a)	5,594
5,059	Regeneron Pharmaceuticals, Inc.(a)	1,583
52,698	Vertex Pharmaceuticals, Inc.(a)	3,996
		30,780
	Capital Markets — 1.20%
44,995	Franklin Resources, Inc.	2,274
22,756	Goldman Sachs Group, Inc.	3,601
119,482	Morgan Stanley	3,220
14,987	SEI Investments Co.	463
39,823	State Street Corp.	2,618
27,569	T. Rowe Price Group, Inc.	1,983
		14,159
	Commercial Services & Supplies — 0.24%
12,111	Cintas Corp.	620
10,536	Copart, Inc.(a)	335
7,231	Rollins, Inc.	192
9,288	Stericycle, Inc.(a)	1,071
13,338	Waste Connections, Inc.	606
		2,824
	Communications Equipment — 2.55%
591,851	Cisco Systems, Inc.	13,861
7,626	F5 Networks, Inc.(a)	654
230,450	Qualcomm, Inc.	15,523
		30,038
	Computer & Electronics Retail — 0.10%
30,058	Best Buy Co., Inc.	1,127

	Computer Hardware — 3.10%
72,032	Apple, Inc.	34,341
159,878	Dell, Inc.	2,202
		36,543
	Computer Storage & Peripherals — 0.44%
103,865	EMC Corp.	2,655
8,765	Lexmark International, Inc., Class - A	289
10,757	NCR Corp.(a)	426
33,115	Teradata Corp.(a)	1,836
		5,206
	Construction & Engineering — 0.10%
12,850	AECOM Technology Corp.(a)	402
14,219	Jacobs Engineering Group, Inc.(a)	827
		1,229
	Consumer Electronics — 0.04%
11,541	Garmin Ltd.	522

	Consumer Finance — 0.19%
30,140	American Express Co.	2,276

	Data Processing & Outsourced Services — 0.95%
90,962	Automatic Data Processing, Inc.	6,584
13,607	Broadridge Financial Solutions, Inc.	432
5,021	FleetCor Technologies, Inc.(a)	553
8,518	Global Payments, Inc.	435
9,567	Jack Henry & Associates, Inc.	494
34,755	Paychex, Inc.	1,412

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Data Processing & Outsourced Services (continued)
67,459	Western Union Co.	$1,259
		11,169
	Department Stores — 0.12%
26,206	Kohl's Corp.	1,356

	Distributors — 0.11%
16,731	Genuine Parts Co.	1,353

	Diversified Consumer Services — 0.01%
2,828	ITT Educational Services, Inc.(a)	88

	Diversified Financial Services — 0.12%
7,764	InterContinental Exchange, Inc.(a)	1,409

	Drug Retail — 1.08%
136,152	CVS Caremark Corp.	7,727
92,275	Walgreen Co.	4,964
		12,691
	Education Services — 0.02%
11,795	Apollo Group, Inc., Class - A(a)	245

	Electrical Components & Equipment — 0.79%
26,287	AMETEK, Inc.	1,210
13,520	Eaton Corp. PLC	931
79,628	Emerson Electric Co.	5,152
6,258	Hubbell, Inc., Class - B	655
10,462	Roper Industries, Inc.	1,390
		9,338
	Electronic Equipment, Instruments & Components — 0.20%
17,604	Amphenol Corp., Class - A	1,362
5,785	Dolby Laboratories, Inc., Class - A	200
16,336	FLIR Systems, Inc.	513
10,588	National Instruments Corp.	327
		2,402
	Energy Equipment & Services — 0.02%
2,169	CARBO Ceramics, Inc.	215

	Fertilizers & Agricultural Chemicals — 0.86%
96,794	Monsanto Co.	10,102

	Food & Staples Retailing — 1.53%
93,180	Costco Wholesale Corp.	10,727
125,282	Whole Foods Market, Inc.	7,329
		18,056
	Food Distributors — 0.17%
63,753	Sysco Corp.	2,029

	Food Products — 0.28%
19,083	Flowers Foods, Inc.	409
14,968	Hormel Foods Corp.	630
14,592	McCormick & Co., Inc.	944
11,986	The J.M. Smucker Co.	1,260
		3,243
	Food Retail — 0.03%
3,583	Sprouts Farmers Market, Inc.(a)	160
3,159	The Fresh Market, Inc.(a)	149
		309
	Footwear — 0.02%
4,174	Deckers Outdoor Corp.(a)	275

	Health Care Distributors — 0.27%
25,243	McKesson Corp.	3,239

	Health Care Equipment & Supplies — 2.53%
59,331	Baxter International, Inc.	3,897
21,921	Becton, Dickinson & Co.	2,193
9,248	C.R. Bard, Inc.	1,065
52,299	Covidien PLC	3,187
15,782	Dentsply International, Inc.	685
11,768	Edwards Lifesciences Corp.(a)	819
10,668	Essilor International SA, ADR	575
18,299	Hospira, Inc.(a)	718
16,822	IDEXX Laboratories, Inc.(a)	1,676
4,256	Intuitive Surgical, Inc.(a)	1,601
112,722	Medtronic, Inc.	6,003
15,606	ResMed, Inc.	824
33,772	St. Jude Medical, Inc.	1,812
33,365	Stryker Corp.	2,255
12,229	Varian Medical Systems, Inc.(a)	914
18,939	Zimmer Holdings, Inc.	1,556
		29,780
	Health Care Providers & Services — 1.49%
27,144	AmerisourceBergen Corp.	1,658
164,972	Express Scripts Holding Co.(a)	10,193
10,079	Henry Schein, Inc.(a)	1,045
17,630	Humana, Inc.	1,645
10,565	Laboratory Corp. of America Holdings(a)	1,047
5,458	MEDNAX, Inc.(a)	548
10,316	Patterson Cos., Inc.	415
16,703	Quest Diagnostics, Inc.	1,032
		17,583
	Health Care Technology — 0.33%
72,994	Cerner Corp.(a)	3,836

	Hotels, Restaurants & Leisure — 2.05%
6,648	Chipotle Mexican Grill, Inc.(a)	2,850
3,115	Panera Bread Co., Class - A(a)	494
163,986	Starbucks Corp.	12,622
31,400	Starwood Hotels & Resorts Worldwide, Inc.	2,087
85,968	YUM! Brands, Inc.	6,137
		24,190
	Household Products — 2.83%
15,189	Church & Dwight Co., Inc.	912
143,346	Colgate-Palmolive Co.	8,500
42,141	Kimberly-Clark Corp.	3,971
14,190	The Clorox Co.	1,160
249,269	The Procter & Gamble Co.	18,842
		33,385
	Human Resource & Employment Services — 0.06%
6,653	Towers Watson & Co., Class - A	712

	Hypermarkets & Super Centers — 1.14%
182,029	Wal-Mart Stores, Inc.	13,463

	Industrial Conglomerates — 0.77%
75,957	3M Co.	9,070

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Industrial Gases — 0.51%
49,892	Praxair, Inc.	$5,998

	Industrial Machinery — 0.48%
9,193	IDEX Corp.	600
45,979	Illinois Tool Works, Inc.	3,507
12,620	Pall Corp.	972
20,924	Xylem, Inc.	584
		5,663
	Insurance — 0.10%
12,651	Brown & Brown, Inc.	406
10,902	Torchmark Corp.	789
		1,195
	Integrated Oil & Gas — 3.17%
151,109	Chevron Corp.	18,360
220,260	Exxon Mobil Corp.	18,951
		37,311
	Internet & Catalog Retail — 1.54%
28,178	Amazon.com, Inc.(a)	8,809
7,955	Netflix.com, Inc.(a)	2,460
6,831	Priceline.com, Inc.(a)	6,906
		18,175
	Internet Retail — 0.06%
8,707	TripAdvisor, Inc.(a)	660

	Internet Software & Services — 5.91%
252,931	eBay, Inc.(a)	14,111
136,587	Facebook, Inc., Class - A(a)	6,862
41,927	Google, Inc., Class - A(a)	36,725
26,456	LinkedIn Corp., Class - A(a)	6,510
45,396	Rackspace Hosting, Inc.(a)	2,395
44,274	Splunk, Inc.(a)	2,658
12,220	Youku, Inc., ADR(a)	335
		69,596
	IT Consulting & Other Services — 0.04%
7,844	Leidos Holdings, Inc.	357
4,482	Science Applications International Corp.(a)	151
		508
	IT Services — 4.59%
69,059	Accenture PLC, Class - A	5,086
33,375	Cognizant Technology Solutions Corp.(a)	2,741
86,730	International Business Machines Corp.	16,061
9,651	Lender Processing Services, Inc.	321
14,862	MasterCard, Inc., Class - A	9,999
7,258	NeuStar, Inc., Class - A(a)	359
17,828	Total System Services, Inc.	524
99,555	Visa, Inc., Class - A	19,024
		54,115
	Leisure Equipment & Products — 0.08%
7,123	Polaris Industries, Inc.	920

	Life Sciences Tools & Services — 0.54%
6,046	Covance, Inc.(a)	523
3,370	Mettler-Toledo International, Inc.(a)	809
4,074	Techne Corp.	326
39,712	Thermo Electron Corp.	3,659
9,705	Waters Corp.(a)	1,031
		6,348
	Machinery — 0.48%
63,343	Danaher Corp.	4,391
16,131	Donaldson Co., Inc.	615
10,550	Wabtec Corp.	663
		5,669
	Managed Health Care — 1.18%
151,768	UnitedHealth Group, Inc.	10,868
35,973	WellPoint, Inc.	3,008
		13,876
	Marine — 0.05%
6,211	Kirby Corp.(a)	538

	Media — 0.87%
37,341	Discovery Communications, Inc.(a)	3,152
2,620	Morningstar, Inc.	208
9,378	Scripps Networks Interactive., Class - A	733
29,984	The McGraw-Hill Cos., Inc.	1,967
65,542	The Walt Disney Co.	4,226
		10,286
	Metal & Glass Containers — 0.04%
6,928	AptarGroup, Inc.	417

	Multiline Retail — 0.18%
24,937	Dollar Tree, Inc.(a)	1,425
10,437	Family Dollar Stores, Inc.	752
		2,177
	Office Electronics — 0.02%
5,948	Zebra Technologies Corp.(a)	271

	Oil & Gas Equipment & Services — 1.59%
73,293	FMC Technologies, Inc.(a)	4,062
87,249	National Oilwell Varco, Inc.	6,814
11,885	Oceaneering International, Inc.	966
78,307	Schlumberger Ltd.	6,919
		18,761
	Oil & Gas Exploration & Production — 0.60%
32,912	Concho Resources, Inc.(a)	3,581
20,535	EOG Resources, Inc.	3,476
		7,057
	Oil & Gas Refining & Marketing — 0.03%
8,127	World Fuel Services Corp.	303

	Oil & Gas Storage & Transportation — 0.10%
27,080	Enbridge, Inc.	1,130

	Packaged Foods & Meats — 0.46%
26,058	Kellogg Co.	1,530
122,119	Mondelez International, Inc., Class - A	3,837
		5,367
	Personal Products — 0.68%
21,984	Mead Johnson Nutrition Co.	1,633
6,036	Nu Skin Enterprises, Inc., Class - A	578

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Personal Products (continued)
82,460	The Estee Lauder Cos., Inc., Class - A	$5,763
		7,974
	Pharmaceuticals — 6.84%
267,566	Abbott Laboratories	8,881
169,548	AbbVie, Inc.	7,584
73,813	Allergan, Inc.	6,676
81,577	Bristol-Myers Squibb Co.	3,775
110,156	Eli Lilly & Co.	5,544
28,700	Forest Laboratories, Inc.(a)	1,228
234,525	Johnson & Johnson	20,332
6,222	Mallinckrodt PLC(a)	274
314,851	Merck & Co., Inc.	14,990
33,395	Novo Nordisk A/S, ADR	5,651
35,765	Perrigo Co.	4,413
28,970	Sanofi-Aventis, ADR	1,467
		80,815
	Professional Services — 0.16%
13,190	Equifax, Inc.	789
16,136	Versik Analytics, Inc., Class - A(a)	1,049
		1,838
	Publishing — 0.02%
5,407	John Wiley & Sons, Inc., Class - A	258

	Railroads — 0.35%
19,324	Canadian Pacific Railway Ltd.	2,383
16,233	Kansas City Southern Industries	1,775
		4,158
	Regional Banks — 0.04%
5,857	Cullen/Frost Bankers, Inc.	413

	Restaurants — 1.18%
13,638	Darden Restaurants, Inc.	631
66,942	Dunkin' Brands Group, Inc.	3,030
106,569	McDonald's Corp.	10,253
		13,914
	Road & Rail — 0.41%
5,307	Landstar System, Inc.	297
28,876	Union Pacific Corp.	4,486
		4,783
	Semiconductors — 1.27%
35,380	Altera Corp.	1,315
556,388	Intel Corp.	12,752
21,414	Microchip Technology, Inc.	863
		14,930
	Semiconductors & Semiconductor Equipment — 0.27%
68,369	ARM Holdings PLC, ADR	3,289

	Soft Drinks — 2.72%
29,499	Monster Beverage Corp.(a)	1,541
169,281	PepsiCo, Inc.	13,458
450,218	The Coca-Cola Co.	17,054
		32,053
	Software — 3.06%
10,133	ANSYS, Inc.(a)	877
19,743	Citrix Systems, Inc.(a)	1,394
5,054	FactSet Research Systems, Inc.	551
31,827	Intuit, Inc.	2,110
9,121	MICROS Systems, Inc.(a)	456
417,665	Oracle Corp.	13,854
69,187	Red Hat, Inc.(a)	3,192
145,072	Salesforce.com, Inc.(a)	7,531
27,780	SAP AG, ADR	2,053
51,097	VMware, Inc., Class - A(a)	4,134
		36,152
	Specialized Finance — 0.04%
9,543	CBOE Holdings, Inc.	432

	Specialized Real Estate Investment Trusts — 0.21%
33,889	American Tower Corp.	2,512

	Specialty Chemicals — 0.78%
57,286	Ecolab, Inc.	5,658
8,887	International Flavors & Fragrances, Inc.	731
13,021	Sigma-Aldrich Corp.	1,111
9,355	The Sherwin-Williams Co.	1,704
		9,204
	Specialty Retail — 2.33%
8,653	Aaron's, Inc.	240
7,571	Advance Auto Parts, Inc.	626
3,983	AutoZone, Inc.(a)	1,684
24,902	Bed Bath & Beyond, Inc.(a)	1,926
10,381	Dick's Sporting Goods, Inc.	554
62,780	Lowe's Cos., Inc.	2,989
11,657	PetSmart, Inc.	889
23,890	Ross Stores, Inc.	1,739
9,375	Signet Jewelers Ltd.	672
165,372	The Home Depot, Inc.	12,543
30,620	Tiffany & Co.	2,346
6,845	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	818
11,410	Urban Outfitters, Inc.(a)	420
		27,446
	Specialty Stores — 0.09%
76,044	Staples, Inc.	1,114

	Systems Software — 0.04%
10,442	FireEye, Inc.(a)	434
688	Tableau Software, Inc., Class - A(a)	49
		483
	Textiles, Apparel & Luxury Goods — 1.11%
153,915	NIKE, Inc., Class - B	11,180
9,374	V.F. Corp.	1,866
		13,046
	Tobacco — 1.46%
42,071	Lorillard, Inc.	1,884
176,517	Philip Morris International, Inc.	15,285
		17,169
	Trading Companies & Distributors — 0.48%
73,202	Fastenal Co.	3,679
4,748	MSC Industrial Direct Co., Inc., Class - A	386

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Trading Companies & Distributors (continued)
6,033	W.W. Grainger, Inc.	$1,579
		5,644
	Total Common Stocks	962,422

	Corporate Bonds — 0.51%
	Consumer Finance — 0.06%
$700	SLM Corp., Series A, MTN, 0.57%, 1/27/14 (b)	697

	Diversified Financial Services — 0.14%
50	Bank of America Corp., MTN, 7.38%, 5/15/14	52
200	Ford Motor Credit Co. LLC, 3.88%, 1/15/15	207
200	Goldman Sachs Group, Inc., 0.77%, 1/12/15 (b)	200
500	Goldman Sachs Group, Inc., 3.70%, 8/1/15	521
200	Goldman Sachs Group, Inc., 0.70%, 3/22/16 (b)	198
400	JPMorgan Chase Bank NA, 6.00%, 10/1/17	458
		1,636
	Diversified Telecommunication Services — 0.04%
100	Verizon Communications, Inc., Series FRN, 1.78%, 9/15/16	103
100	Verizon Communications, Inc., 2.50%, 9/15/16	103
100	Verizon Communications, Inc., 3.65%, 9/14/18	105
200	Verizon Communications, Inc., 5.15%, 9/15/20	213
		524
	Insurance — 0.01%
100	American International Group, Inc., 3.75%, 11/30/13(c)	101

	Oil, Gas & Consumable Fuels — 0.02%
100	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	115
100	Southwestern Energy Co., 4.10%, 3/15/22, Callable 12/15/21 @ 100.00	100
		215
	Thrifts & Mortgage Finance — 0.24%
1,500	Ford Motor Credit Co. LLC, 2.38%, 1/16/18	1,488
1,400	SSIF Nevada LP, 0.97%, 4/14/14 (b)(c)	1,405
		2,893
	Total Corporate Bonds	6,066

	Asset Backed Securities — 0.14%
429	Asset Backed Funding Certificates , Series 2004-0PT5, Class A1, 0.88%, 6/25/34 (b)	402
62	Asset Backed Securities Corp. Home Equity Loan Trust , Series 2007-HE2, Class A2, 0.26%, 5/25/37 (b)	27
63	Bear Stearns Asset Backed Securities Trust , Series 2007-HE5, Class 1A1, 0.27%, 6/25/47 (b)	62
78	BlueMountain CLO Ltd. , Series 2005-1A, Class A1F, 0.50%, 11/15/17 (b)(c)	77
76	Harvest CLO , Series IX, Class A1, 0.83%, 3/29/17 (b)	103
156	Kingsland Ltd. , Series 2005-1A, Class A1A, 0.50%, 6/13/19(b)(c)	156
227	Morgan Stanley Capital, Inc. , Series 2007-HE6, Class A1, 0.24%, 5/25/37 (b)	119
127	SLM Student Loan Trust , Series 2005-4, Class A2, 0.35%, 4/26/21 (b)	126
503	Small Business Administration Participation Certificates , Series 2006-20L, Class 1, 5.12%, 12/1/26 (b)	544
34	Small Business Administration Participation Certificates , Series 2008-20E, Class 1, 5.49%, 5/1/28 (b)	38
	Total Asset Backed Securities	1,654

	Collateralized Mortgage Obligations — 2.33%
387	American Home Mortgage Investment Trust , Series 2004-3, Class 5A, 2.17%, 10/25/34 (b)	382
14	American Home Mortgage Investment Trust , Series 2005-2, Class 4A1, 1.87%, 9/25/45 (b)	13
120	Banc of America Commercial Mortgage, Inc. , Series 2006-5, Class A4, 5.41%, 9/10/16	132
1,944	Banc of America Large Loan, Inc. , Series 2012-HLTN, Class HLTN, 2.48%, 11/15/13(b)(c)	1,947
16	Banc of America Mortgage Securities, Inc. , Series 2006-A, Class 2A1, 2.93%, 2/25/36 (b)(d)(e)	13
33	Bear Stearns Adjustable Rate Mortgage Trust , Series 2002-11, Class 1A2, 2.96%, 2/25/33 (b)	29
39	Bear Stearns Adjustable Rate Mortgage Trust , Series 2002-11, Class 1A1, 2.73%, 2/25/33 (b)	39
545	Bear Stearns Adjustable Rate Mortgage Trust , Series 2004-6, Class 2A1, 2.84%, 9/25/34 (b)	505
580	Bear Stearns Adjustable Rate Mortgage Trust , Series 2003-5, Class 2A1, 2.60%, 8/25/33 (b)	586
593	Bear Stearns Adjustable Rate Mortgage Trust , Series 2004-7, Class 1A1, 2.76%, 10/25/34 (b)	495

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$430	Bear Stearns Adjustable Rate Mortgage Trust , Series 2005-2, Class A2, 2.79%, 3/25/35 (b)	$430
29	Bear Stearns Adjustable Rate Mortgage Trust , Series 2004-9, Class 22A1, 3.17%, 11/25/34 (b)	29
16	Bear Stearns Adjustable Rate Mortgage Trust , Series 2005-2, Class A1, 2.60%, 3/25/35 (b)	17
921	Bear Stearns ALT-A Trust , Series 2004-9, Class 2A1, 2.64%, 9/25/34 (b)	798
821	Citigroup Mortgage Loan Trust, Inc. , Series 2005-3, Class 2A2A, 2.62%, 8/25/35 (b)	809
274	Citigroup Mortgage Loan Trust, Inc. , Series 2005-11A, Class A1A, 2.54%, 5/25/35 (b)	264
77	Citigroup Mortgage Loan Trust, Inc. , Series 2005-6, Class A2, 2.29%, 9/25/35 (b)	75
127	Citigroup Mortgage Loan Trust, Inc. , Series 2005-6, Class A3, 1.94%, 9/25/35 (b)	126
104	Countrywide Alternative Loan Trust , Series 2003-J2, Class A1, 6.00%, 10/25/33	108
22	Countrywide Alternative Loan Trust , Series 2006-OA9, Class 2A1A, 0.39%, 7/20/46(b)(d)(e)	12
344	Countrywide Alternative Loan Trust , Series 2006-0A6, Class 1A2, 0.39%, 7/25/46 (b)	276
861	Countrywide Alternative Loan Trust , Series 2005-14, Class 2A1, 0.39%, 5/25/35(b)	697
24	Countrywide Alternative Loan Trust , Series 2006-HY13, Class 4A1, 2.90%, 2/25/37(b)(d)(e)	21
31	Countrywide Alternative Loan Trust , Series 2006-OA11B, Class A1B, 0.37%, 9/25/46(b)	20
31	Countrywide Alternative Loan Trust , Series 2005-81, Class A1, 0.46%, 2/25/37(b)	22
743	Countrywide Home Loans , Series 2005-9, Class 1A3, 0.41%, 5/25/35(b)	603
69	Countrywide Home Loans , Series 2005-3, Class 2A1, 0.47%, 4/25/35(b)	53
491	Countrywide Home Loans , Series 2005-HYB9, Class 3A2A, 2.78%, 2/20/36(b)	426
251	Fannie Mae , Series 2006-82, Class F, 0.75%, 9/25/36(b)	251
130	Fannie Mae Whole Loan , Series 2004-W12, Class 1A1, 6.00%, 7/25/44	148
147	First Horizon Mortgage Pass-Through Trust , Series 2004-AR1, Class 2A1, 2.55%, 2/25/34 (b)	147
782	Freddie Mac , Series 3616, Class FG, 0.83%, 3/15/32 (b)	789
8	Freddie Mac , Series 3346, Class FA, 0.41%, 2/15/19 (b)	8
9	Freddie Mac , Series 2395, Class FT, 0.63%, 12/15/31 (b)	9
294	Freddie Mac , Series 3174, Class FM, 0.42%, 5/15/36 (b)	294
2,764	Government National Mortgage Association , Series 2005-16, Class FA, 0.43%, 2/20/35 (b)	2,755
58	Government National Mortgage Association , Series 2000-14, Class F, 0.83%, 2/16/30 (b)	59
2,755	Government National Mortgage Association , Series 2005-3, Class F, 0.43%, 1/16/35 (b)	2,742
673	Government National Mortgage Association , Series 2008-6, Class FA, 0.67%, 2/20/38 (b)	676
1,442	Greenpoint Mortgage Funding Trust , Series 2005-AR1, Class A2, 0.40%, 6/25/45 (b)	1,248
303	GSR Mortgage Loan Trust , Series 2005-AR6, Class 2A1, 2.66%, 9/25/35 (b)	301
788	HarborView Mortgage Loan Trust , Series 2005-2, Class 2A1A, 0.40%, 5/19/35 (b)	641
231	MLCC Mortgage Investors, Inc. , Series 2005-2, Class 1A, 1.67%, 10/25/35 (b)	223
120	Morgan Stanley Capital I , Series 2007-IQ16, Class A4, 5.81%, 12/12/49	135
649	Nomura Asset Acceptance Corp. , Series 2005-AR5, Class 2A1, 2.57%, 10/25/35 (b)	574
2,065	Residential Accredit Loans, Inc. , Series 2005-Q01, Class A1, 0.48%, 8/25/35 (b)	1,596
1,305	Structured Asset Securities Corp. , Series 2003-40A, Class 3A2, 2.46%, 1/25/34 (b)	1,252
549	WaMu Mortgage Pass-Through Certificates , Series 2005-AR6, Class 2A1A, 0.41%, 4/25/45 (b)	504
474	WaMu Mortgage Pass-Through Certificates , Series 2005-AR2, Class 2A1A, 0.49%, 1/25/45 (b)	437
1,624	WaMu Mortgage Pass-Through Certificates , Series 2005-AR13A1, Class A1A1, 0.47%, 10/25/45 (b)	1,483
146	Wells Fargo Mortgage Backed Securities Trust , Series 2005-AR2, Class 2A2, 2.68%, 3/25/35 (b)	147

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$1,241	Wells Fargo Mortgage Backed Securities Trust , Series 2006-AR2, Class 2A1, 2.64%, 3/25/36 (b)	$1,239
445	Wells Fargo Mortgage Backed Securities Trust , Series 2005-AR16, Class 4A2, 2.63%, 10/25/35 (b)	429
155	Wells Fargo Mortgage Backed Securities Trust , Series 2003-M, Class A1, 4.56%, 12/25/33 (b)	157
256	Wells Fargo Mortgage Backed Securities Trust , Series 2004-CC, Class A1, 2.62%, 1/25/35 (b)	255
	Total Collateralized Mortgage Obligations	27,426

	Certificates of Deposit — 0.32%
3,800	Banco do Brasil New York, 0.45%, 11/1/13	3,784
	Total Certificates of Deposit	3,784

	Global Bonds — 0.61%
	Brazil — 0.28%
10,700	Letra do Tesouro Nacional, 19.86%, 1/1/17(f)(g)	3,389
	Mexico — 0.19%
22,300	Mexican Bonos Desarr Fixed Rate, Series M 20, 10.00%, 12/5/24 (b)(g)	2,241
	United States — 0.14%
100	Goldman Sachs Group, Inc., 0.58%, 5/18/15 (b)	135
1,000	JPMorgan Chase Bank NA, 0.89%, 5/31/17, Callable 10/28/13 @ 100 (b)	1,331
100	JPMorgan Chase Bank NA, 4.37%, 11/30/21, Callable 11/14/16 @ 100 (b)	141
	Total Global Bonds	7,237

	Municipal Bonds — 0.08%
	California — 0.06%
700	Irvine Ranch California Water District Joint Powers Agency Revenue , 2.61%, 3/15/14	706

	Washington — 0.02%
200	Port of Seattle Washington Revenue , Series B1, 7.00%, 5/1/36	229
	Total Municipal Bonds	935

	U.S. Government Agency Securities — 1.32%
2,600	Federal Home Loan Bank, 0.03%, 12/13/13 (h)	2,600
300	Federal Home Loan Bank, 0.03%, 12/19/13(h)	300
2,500	Federal Home Loan Bank, 0.02%, 1/3/14 (h)	2,500
1,200	Federal Home Loan Bank, 0.03%, 10/4/13(h)	1,200
400	Federal Home Loan Bank, 0.06%, 10/11/13 (h)	400
8,200	Federal Home Loan Bank, 0.06%, 10/16/13 (h)	8,200
400	Freddie Mac, 0.05%, 11/25/13(h)	400
	Total U.S. Government Agency Securities	15,600

	U.S. Government Agency Mortgages — 0.67%
6	Fannie Mae, 6.00%, 11/1/37	7
1,731	Fannie Mae, Pool #AA3495, 4.50%, 2/1/39	1,845
122	Fannie Mae, Pool #AA0838, 4.50%, 1/1/39	130
34	Fannie Mae, Pool #AB0035, 4.50%, 4/1/39	36
9	Fannie Mae, Pool #AA5367, 4.50%, 4/1/39	9
73	Fannie Mae, Pool #AA4433, 4.50%, 3/1/39	78
282	Fannie Mae, Pool #836019, 2.56%, 10/1/35 (b)	299
8	Fannie Mae, Pool #AH3151, 4.50%, 3/1/41	9
1,000	Fannie Mae, 30 YR TBA, 4.50%, 11/25/43	1,065
51	Fannie Mae, Pool #AK5605, 4.50%, 4/1/42	55
8	Fannie Mae, Pool #829144, 4.50%, 10/1/35	9
10	Fannie Mae, Pool #796295, 4.50%, 12/1/34	11
4,000	Fannie Mae, 30 YR TBA, 5.00%, 10/25/42	4,338
	Total U.S. Government Agency Mortgages	7,891

	U.S. Treasury Obligations — 6.04%
842	U.S. Treasury Bill, 0.01%, 10/10/131(f)	842
20,900	U.S. Treasury Bill, 0.01%, 12/19/13(f)	20,899
2,300	U.S. Treasury Bill, 0.05%, 2/13/14(f)	2,300
9,900	U.S. Treasury Bill, 0.07%, 2/27/14(f)	9,900
100	U.S. Treasury Bill, 0.01%, 3/13/14(f)	100
200	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/25	296
560	U.S. Treasury Inflation Index Bond, 2.00%, 1/15/26 (i)	760
100	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/27	139
1,000	U.S. Treasury Inflation Index Bond, 1.75%, 1/15/28 (i)	1,249
350	U.S. Treasury Inflation Index Bond, 2.50%, 1/15/29 (i)	468
100	U.S. Treasury Inflation Index Bond, 3.88%, 4/15/29 (i)	204
2,810	U.S. Treasury Inflation Index Bond, 0.63%, 2/15/43 (i)	2,341
31,558	U.S. Treasury Note, 0.25%, 1/31/14	31,580
100	U.S. Treasury Note, 0.25%, 2/28/14 (i)	100
	Total U.S. Treasury Obligations	71,178

	Yankee Dollars — 0.54%
	Aerospace & Defense — 0.01%
84	Waha Aerospace BV, 3.93%, 7/28/20	88

	Airlines — 0.02%
194	Doric Nimrod Air Finance Alpha Ltd., Series 2012-1, Class A, 5.13%, 11/30/24 (c)	194

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Contracts, Shares or Principal Amount (000)	Security Description	Value (000)
	Yankee Dollars (continued)
	Commercial Banks — 0.41%
$500	Banco Bradesco SA, 2.36%, 5/16/14 (b)(c)	$503
1,000	Banco Votorantim SA, 5.25%, 2/11/16 (c)	1,040
1,100	DNB Bank ASA, 3.20%, 4/3/17 (c)	1,153
200	Export-Import Bank of Korea, 5.88%, 1/14/15	212
200	Export-Import Bank of Korea, 4.13%, 9/9/15	211
200	Export-Import Bank of Korea, 5.13%, 6/29/20	219
200	Export-Import Bank of Korea, 5.00%, 4/11/22	219
1,300	Nordea Bank AB, 1.17%, 1/14/14 (b)(c)	1,303
		4,860
	Oil & Gas Exploration & Production — 0.03%
300	TNK-BP Finance SA, Series 6, 7.88%, 3/13/18	346

	Sovereign — 0.07%
500	Republic of Korea, 5.75%, 4/16/14	512
300	Republic of Korea, 7.13%, 4/16/19	372
		884

	Total Yankee Dollars	6,372

	Time Deposit — 0.38%
4,534	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/13	4,534
	Total Time Deposit	4,534

	Mutual Funds — 0.50%
978,649	SSgA Treasury Money Market Fund, 0.00% (j)	979
4,970,277	SSgA U.S. Government Money Market Fund, 0.00% (j)	4,970
	Total Mutual Funds	5,949

	Put Option Purchased —0.0%
140	S&P 500 Index Future, Expiring 12/20/13 at $900	2
	Total Put Option Purchased
	(cost $4)	2

	Total Investments
	(cost $865,879) — 95.11%	1,121,050
	Other assets in excess of liabilities — 4.89%	57,591

	Net Assets - 100.00%	$1,178,641

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2013.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	Escrow security due to bankruptcy
(e)	Issuer has defaulted on the payment of interest.
(f)	Rate disclosed represents effective yield at purchase.
(g)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(h)	Zero Coupon Security. Effective rate shown is as of September 30, 2013.
(i)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.
(j)	The rate disclosed is the rate in effect on September 30, 2013.

ADR—American Depositary Receipt

MTN—Medium Term Note

TBA—Security is subject to delayed delivery

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Growth Equity Portfolio	Jennison Associates LLC	Mellon Capital Management Corp.	PIMCO	Sustainable Growth Advisers	Total

Common Stocks	21.91%	53.84%	-	5.92%	81.67%
Corporate Bonds	-	-	0.51%	-	0.51%
Asset Backed Securities	-	-	0.14%	-	0.14%
Collateralized Mortgage Obligations	-	-	2.33%	-	2.33%
Certificates of Deposit	-	-	0.32%	-	0.32%
Global Bonds	-	-	0.61%	-	0.61%
Municipal Bonds	-	-	0.08%	-	0.08%
U.S. Government Agency Securities	-	-	1.32%	-	1.32%
U.S. Government Agency Mortgages	-	-	0.67%	-	0.67%
U.S. Treasury Obligations	-	-	6.04%	-	6.04%
Yankee Dollars	-	-	0.54%	-	0.54%
Time Deposit	0.29%	-	-	0.09%	0.38%
Mutual Funds	-	0.07%	0.43%	-	0.50%
Put Option Purchased	-	-	0.00%	-	0.00%
Other Assets (Liabilities)	0.03%	5.22%	-0.36%	-	4.89%
Total Net Assets	22.23%	59.13%	12.63%	6.01%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2013.

Long/(Short) Futures

				Unrealized
				Appreciation/
Number of		Value		(Depreciation)
Contracts	Futures Contracts Positions^	(000)	Expiration	(000)
(27)	10-Year U.S. Dollar Deliverable Interest Rate Swap Future	$(2,611)	12/17/13	$(87)
11	10-Year U.S. Treasury Note Future	1,390	12/20/13	27
(55)	5-Year U.S. Treasury Note Future	(6,658)	1/2/14	(88)
158	90-day Eurodollar Future	39,024	12/15/15	58
230	S&P 500 E-Mini Future	19,254	12/23/13	(141)
312	S&P 500 Index Future, Expiring 12/20/13 at $900	130,595	12/20/13	(555)
	Net Unrealized Appreciation/(Depreciation)			$(785)

^ Cash has been pledged as collateral for futures contracts held by the Portfolio.

Currency Contracts

						Unrealized
				Settlement	Value	Appreciation/
Contract Amount			Settlement	Value	on 9/30/13	(Depreciation)
(Local Currency)	Currency	Counterparty	Date	(000)	(000)	(000)
	Currencies Purchased
6,693,052	Brazilian Real	Morgan Stanley	10/2/13	$2,952	$3,021	$69
3,857,750	Chinese Renminbi	JPMorgan Chase	4/7/16	650	616	(34)
10,400,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,600	1,661	61
11,520,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,800	1,840	40
12,485,660	Chinese Renminbi	Deutsche Bank	4/7/16	1,957	1,993	36
22,406,430	Chinese Renminbi	JPMorgan Chase	11/25/13	3,540	3,653	113
18,900,000	Japanese Yen	Royal Bank of Scotland	10/17/13	190	192	2
36,100,000	Japanese Yen	Royal Bank of Scotland	10/17/13	363	367	4
40,900,000	Japanese Yen	Bank of America	10/17/13	419	416	(3)
	Total Currencies Purchased			$13,471	$13,759	$288

	Currencies Sold
304,000	Australian Dollar	Citibank	11/4/13	$283	$283	$—
398,000	Australian Dollar	Deutsche Bank	10/2/13	355	371	(17)
3,198,749	Brazilian Real	JPMorgan Chase	10/2/13	1,318	1,444	(126)
6,693,052	Brazilian Real	Morgan Stanley	11/4/13	2,931	2,995	(64)
3,494,303	Brazilian Real	Morgan Stanley	10/2/13	1,447	1,577	(130)
139,000	British Pound Sterling	Royal Bank of Canada	12/12/13	217	225	(8)
39,000	British Pound Sterling	HSBC	12/12/13	62	63	(1)
22,406,430	Chinese Renminbi	HSBC	11/25/13	3,547	3,652	(105)
21,920,000	Chinese Renminbi	Citibank	9/8/15	3,424	3,501	(77)
16,343,410	Chinese Renminbi	JPMorgan Chase	4/7/16	2,542	2,609	(67)
1,259,479	Euro	Citibank	12/17/13	1,671	1,704	(33)
55,007,224	Japanese Yen	Bank of America	10/17/13	556	560	(3)
34,275,427	Mexican Peso	JPMorgan Chase	12/17/13	2,585	2,602	(17)
	Total Currencies Sold			$20,938	$21,586	$(648)
	Net Unrealized/Appreciation(Depreciation)					$(360)

Amounts designated as “—” are $0 or have been rounded to $0.

Written Options

						Unrealized
						Appreciation/
Number of		Exercise	Premium	Value		(Depreciation)
Contracts	Security Description	Price	(000)	(000)	Expiration	(000)

(1,368)	Call - Japanese Yen Currency Option	$104	$(13)	$(1)	10/25/13	$12
(917)	Put - Japanese Yen Currency Option	96	(8)	(3)	10/28/13	5
(917)	Call - Japanese Yen Currency Option	104	(9)	(3)	10/28/13	6
(1,368)	Put - Japanese Yen Currency Option	96	(12)	(4)	10/28/13	8
	Total		$(42)	$(11)		$31

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2013 (Unaudited)

Interest Rate Swap Agreements^

	Notional Amount (000)	Swap Premiums Received/ (Paid) (000)	Value (000)	Expiration Date	Fixed Rate	Pay/ Receive Floating Rate	Unrealized Appreciation/ (Depreciation) (000)
Interest Rate Swap Agreement with Deutsche Bank, based on the London Interbank Offer Rate Index	100 (AUD)	$-	$-	3/15/23	4.00%	Receive	$-
Interest Rate Swap Agreement with Deutsche Bank, based on the Bank Bill Rate Index	2,400 (AUD)	(4)	-	3/15/23	3.75%	Receive	4
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	6,300 (GBP)	-	-	3/21/23	3.00%	Receive	-
Intrest Rate Swap Agreement with Barclays Bank, based on the Bank Bill Interest Rate Index	$7,200	45	-	6/19/43	2.75%	Pay	(45)
Interest Rate Swap Agreement with Citibank, NA, based on the Bank Bill Interest Rate Index	1,200 (AUD)	-	-	12/11/23	4.25%	Receive	-
Interest Rate Swap Agreement with Credit Suisse, based on the Bank Bill Interest Rate Index	$9,000	-	-	12/18/43	3.25%	Pay	-
Interest Rate Swap Agreement with Morgan Stanley, based on the Bank Bill Intrest Rate Index	$800	(1)	-	9/5/23	2.40%	Receive	1
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	1,900 (AUD)	(32)	74	6/15/22	4.75%	Receive	106
Interest Rate Swap Agreement with HSBC Bank, based on the Brazil Cetip Interbank Index	4,800 (BRL)	5	(115)	1/2/17	8.65%	Receive	(120)
Interest Rate Swap Agreement with Bank of America, based on the Brazil Cetip Interbank Index	6,400 (BRL)	-	(157)	1/2/17	8.60%	Receive	(157)
Interest Rate Swap Agreement with JPMorgan Chase Bank, NA, based on the Bank Bill Interest Rate Index	3,400 (AUD)	(52)	133	6/15/22	4.75%	Receive	185
Interest Rate Swap Agreement with Citibank, NA, based on the Bank Bill Interest Rate Index	2,300 (AUD)	(40)	90	6/15/22	4.75%	Receive	130
Interest Rate Swap Agreement with Deutsche Bank, based on the Bank Bill Interest Rate Index	100 (AUD)	(2)	4	6/15/22	4.75%	Receive	6
Interest Rate Swap Agreement with Bank of America NA, based on the Brazil Cetip Interbank Deposit Rate Index	4,000 (BRL)	46	(75)	1/2/17	8.86%	Receive	(121)
		$(35)	$(46)				$(11)

^ Cash has been pledged as collateral for swap contracts held by the Portfolio.

Amounts designated as “—” are $0 or have been rounded to $0.

AUD - Australian Dollar

BRL - Brazilian Real

GBP - British Pound Sterling

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 87.45%
	Advertising — 0.02%
274	MDC Partners, Inc.	$8
548	National CineMedia, Inc.	10
300	ReachLocal, Inc.(a)	4
		22
	Aerospace & Defense — 1.72%
2,349	AAR Corp.	64
648	Alliant Techsystems, Inc.	63
40	American Science & Engineering, Inc.	2
366	Astronics Corp.(a)	18
1,123	Cubic Corp.	60
2,622	Curtiss-Wright Corp.	123
8,000	Engility Holdings, Inc.(a)	254
100	Erickson Air-Crane, Inc.(a)	2
3,842	Esterline Technologies Corp.(a)	308
3,678	Exelis, Inc.	58
1,436	GenCorp, Inc.(a)	23
1,634	HEICO Corp.	111
1,754	Huntington Ingalls Industries, Inc.	118
300	Innovative Solutions & Support, Inc.	2
27	LMI Aerospace, Inc.(a)	–
3,423	Moog, Inc., Class - A(a)	201
728	National Presto Industries, Inc.	51
15,963	Orbital Sciences Corp.(a)	339
1,532	TASER International, Inc.(a)	23
357	Teledyne Technologies, Inc.(a)	30
400	The KEYW Holding Corp.(a)	5
2,921	Triumph Group, Inc.	205
		2,060
	Agricultural Products — 0.07%
100	Alico, Inc.	4
3,645	Darling International, Inc.(a)	78
322	Limoneira Co.	8
		90
	Air Freight & Logistics — 0.50%
7,674	Air Transport Services Group, Inc.(a)	57
1,170	Atlas Air Worldwide Holdings, Inc.(a)	54
939	Forward Air Corp.	38
5,726	Hub Group, Inc., Class - A(a)	224
100	Pacer International, Inc.(a)	1
250	Park-Ohio Holdings Corp.(a)	10
14,718	UTI Worldwide, Inc.	222
192	XPO Logistics, Inc.(a)	4
		610
	Airlines — 1.32%
2,590	Alaska Air Group, Inc.	162
458	Allegiant Travel Co.	48
8,477	Hawaiian Holdings, Inc.(a)	63
14,580	JetBlue Airways Corp.(a)	97
826	Republic Airways Holdings, Inc.(a)	10
100	SkyWest, Inc.	1
1,860	Spirit Airlines, Inc.(a)	64
32,470	United Continental Holdings, Inc.(a)	998
7,268	US Airways Group, Inc.(a)	138
		1,581
	Airport Services — 0.00%
300	Wesco Aircraft Holdings, Inc.(a)	6

	Alternative Carriers — 0.22%
2,158	8x8, Inc.(a)	22
1,615	inContact, Inc.(a)	13
400	Inteliquent, Inc.	4
6,849	Iridium Communications, Inc.(a)	47
499	Lumos Networks Corp.	11
400	MagicJack VocalTec Ltd.(a)	5
16,643	Premiere Global Services, Inc.(a)	166
250	Straight Path Communications, Inc., Class - B(a)	1
1,627	Towerstream Corp.(a)	5
		274
	Apparel Retail — 0.93%
34,522	Aeropostale, Inc.(a)	324
1,452	Ann, Inc.(a)	53
6,048	Chico's FAS, Inc.	101
400	Destination Maternity Corp.	13
2,632	Express, Inc.(a)	62
1,341	Francesca's Holdings Corp.(a)	25
532	Genesco, Inc.(a)	35
1,318	Jos. A. Bank Clothiers, Inc.(a)	58
500	New York & Co., Inc.(a)	3
460	Rue21, Inc.(a)	19
2,083	Shoe Carnival, Inc.	56
4,317	Stein Mart, Inc.	59
3,466	The Buckle, Inc.	187
2,229	The Cato Corp.	62
244	The Children's Place Retail Stores, Inc.(a)	14
546	The Finish Line, Inc., Class - A	14
292	Tilly's, Inc., Class - A(a)	4
2,885	Wet Seal, Inc.(a)	11
687	Zumiez, Inc.(a)	19
		1,119
	Apparel, Accessories & Luxury Goods — 0.96%
1,463	G-III Apparel Group Ltd.(a)	80
2,410	Hanesbrands, Inc.	150
2,978	Maidenform Brands, Inc.(a)	70
8	Movado Group, Inc.	–
410	Oxford Industries, Inc.	28
24,433	The Jones Group, Inc.	367
4,672	Under Armour, Inc., Class - A(a)	371
4,223	Vera Bradley, Inc.(a)	87
		1,153
	Application Software — 2.31%
1,225	ACI Worldwide, Inc.(a)	66
1,433	Actuate Corp.(a)	11
5,024	Advent Software, Inc.	160
772	American Software, Inc.	7
8,288	Aspen Technology, Inc.(a)	287
1,400	Blackbaud, Inc.	55
1,124	Bottomline Technologies, Inc.(a)	31
862	BroadSoft, Inc.(a)	31
1,211	Callidus Software, Inc.(a)	11
4,976	Compuware Corp.	56
664	Comverse, Inc.(a)	21
199	Digimarc Corp.	4
696	Ebix, Inc.	7
795	Ellie Mae, Inc.(a)	25
3,871	EPIQ Systems, Inc.	51
840	ePlus, Inc.	43

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Application Software (continued)
2,252	Fair Isaac Corp.	$124
600	Guidance Software, Inc.(a)	5
1,289	Guidewire Software, Inc.(a)	61
468	Interactive Intelligence Group(a)	30
1,287	Jive Software, Inc.(a)	16
597	Manhattan Associates, Inc.(a)	57
2,593	Mentor Graphics Corp.	61
277	MicroStrategy, Inc., Class - A(a)	29
800	Mitek Systems, Inc.(a)	4
200	Model N, Inc.(a)	2
1,177	Monotype Imaging Holdings, Inc.	34
1,095	NetScout Systems, Inc.(a)	28
521	Pegasystems, Inc.	21
3,476	PROS Holdings, Inc.(a)	119
11,268	PTC, Inc.(a)	321
210	QAD, Inc., Class - A	3
2,676	QLIK Technologies, Inc.(a)	92
1,440	RealPage, Inc.(a)	33
200	Silver Spring Networks, Inc.(a)	3
2,723	SolarWinds, Inc.(a)	95
1,787	SS&C Technologies Holdings, Inc.(a)	68
902	Synchronoss Technologies, Inc.(a)	34
930	Tangoe, Inc.(a)	22
9,527	Telenav, Inc.(a)	56
855	The Ultimate Software Group, Inc.(a)	126
3,475	TIBCO Software, Inc.(a)	89
16,888	TiVo, Inc.(a)	210
964	Tyler Technologies, Inc.(a)	84
1,620	Verint Systems, Inc.(a)	60
1,286	VirnetX Holding Corp.(a)	26
400	Vringo, Inc.(a)	1
		2,780
	Asset Management & Custody Banks — 0.64%
4,936	Calamos Asset Management, Inc., Class - A	49
579	Cohen & Steers, Inc.	20
82	Diamond Hill Investment Group, Inc.	9
13,228	Fifth Street Finance Corp.	136
1,504	Financial Engines, Inc.	89
195	GAMCO Investors, Inc., Class - A	15
500	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6
100	ICG Group, Inc.(a)	1
2,045	Main Street Capital Corp.	61
300	Pzena Investment Management, Inc., Class - A	2
196	Virtus Investment Partners, Inc.(a)	32
5,864	Waddell & Reed Financial, Inc., Class - A	303
226	Westwood Holdings Group, Inc.	11
3,125	WisdomTree Investments, Inc.(a)	36
		770
	Auto Components — 0.09%
1,300	Accuride Corp.(a)	7
1,423	American Axle & Manufacturing Holdings, Inc.(a)	28
600	Douglas Dynamics, Inc.	9
776	Stoneridge, Inc.(a)	8
2,907	Superior Industries, Inc.	52
		104
	Auto Parts & Equipment — 1.16%
2,478	Autoliv, Inc.	216
19,568	Dana Holding Corp.	446
786	Dorman Products, Inc.	39
704	Drew Industries, Inc.	32
97	Fox Factory Holding Corp.(a)	2
3,252	Fuel Systems Solutions, Inc.(a)	64
1,027	Gentherm, Inc.(a)	20
11,221	Modine Manufacturing Co.(a)	164
1,938	Standard Motor Products, Inc.	62
3,061	Tenneco, Inc.(a)	155
200	Tower International, Inc.(a)	4
1,720	TRW Automotive Holdings Corp.(a)	123
817	Visteon Corp.(a)	62
		1,389
	Automobile Manufacturers — 0.02%
836	Winnebago Industries, Inc.(a)	22

	Automotive Retail — 0.24%
200	America's Car-Mart, Inc.(a)	9
857	Asbury Automotive Group, Inc.(a)	46
836	Group 1 Automotive, Inc.	65
682	Lithia Motors, Inc.	50
961	Monro Muffler Brake, Inc.	45
306	Penske Automotive Group, Inc.	13
2,793	Sonic Automotive, Inc., Class - A	66
		294
	Biotechnology — 2.57%
2,070	Acadia Pharmaceuticals, Inc.(a)	57
2,883	Achillion Pharmaceuticals, Inc.(a)	9
1,267	Acorda Therapeutics, Inc.(a)	43
180	Agios Pharmaceuticals, Inc.(a)	5
1,696	Alnylam Pharmaceuticals, Inc.(a)	109
701	AMAG Pharmaceuticals, Inc.(a)	15
1,100	Amicus Therapeutics, Inc.(a)	3
800	Anacor Pharmaceuticals, Inc.(a)	8
5,946	Arena Pharmaceuticals, Inc.(a)	31
1,600	ArQule, Inc.(a)	4
3,492	Array BioPharma, Inc.(a)	22
500	Astex Pharmaceuticals, Inc.(a)	4
974	BioMarin Pharmaceutical, Inc.(a)	70
1,200	BioTime, Inc.(a)	5
117	Bluebird Bio, Inc.	3
4,000	Cell Therapeutics, Inc.(a)	7
2,333	Celldex Therapeutics, Inc.(a)	83
8,314	Cepheid, Inc.(a)	324
2,000	Chelsea Therapeutics International Ltd.(a)	6
796	ChemoCentryx, Inc.(a)	4
300	Chimerix, Inc.(a)	7
453	Clovis Oncology, Inc.(a)	28
700	Coronado Biosciences, Inc.(a)	5
4,319	Cubist Pharmaceuticals, Inc.(a)	273
1,900	Curis, Inc.(a)	8
616	Cytokinetics, Inc.(a)	5
1,400	Cytori Therapeutics, Inc.(a)	3
4,507	Dendreon Corp.(a)	13
300	Durata Therapeutics, Inc.(a)	3
3,400	Dyax Corp.(a)	23
5,170	Dynavax Technologies Corp.(a)	6
3,647	Emergent BioSolutions, Inc.(a)	69
73	Enanta Pharmaceuticals, Inc.(a)	2

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
30,674	Enzon Pharmaceuticals, Inc.	$52
200	Epizyme, Inc.(a)	8
2,143	Exact Sciences Corp.(a)	25
600	Fibrocell Science, Inc.(a)	3
2,500	Galena Biopharma, Inc.(a)	6
4,044	Genomic Health, Inc.(a)	124
900	GTx, Inc.(a)	2
2,705	Halozyme Therapeutics, Inc.(a)	30
800	Horizon Pharma, Inc.(a)	3
232	Hyperion Therapeutics, Inc.(a)	6
2,800	Idenix Pharmaceuticals, Inc.(a)	15
2,008	ImmunoGen, Inc.(a)	34
2,244	Immunomedics, Inc.(a)	14
1,475	Infinity Pharmaceuticals, Inc.(a)	26
1,100	Insmed, Inc.(a)	17
100	Insys Therapeutics, Inc.(a)	3
200	Intercept Pharmaceuticals, Inc.(a)	14
9,571	InterMune, Inc.(a)	147
702	Intrexon Corp.(a)	17
2,901	Ironwood Pharmaceuticals, Inc.(a)	34
6,012	Isis Pharmaceuticals, Inc.(a)	226
300	KaloBios Pharmaceuticals, Inc.(a)	1
2,482	Keryx Biopharmaceuticals, Inc.(a)	25
329	KYTHERA Biopharmaceuticals, Inc.(a)	15
6,871	Lexicon Pharmaceuticals, Inc.(a)	16
542	Ligand Pharmaceuticals, Inc., Class - B(a)	23
4,528	MannKind Corp.(a)	26
200	Mei Pharma, Inc.(a)	2
3,000	Merrimack Pharmaceuticals, Inc.(a)	11
2,737	MiMedx Group, Inc.(a)	11
1,285	Momenta Pharmaceuticals, Inc.(a)	18
7,512	Myriad Genetics, Inc.(a)	177
15,045	Nanosphere, Inc.(a)	30
1,996	Neurocrine Biosciences, Inc.(a)	23
500	NewLink Genetics Corp.(a)	9
4,374	Novavax, Inc.(a)	14
1,991	NPS Pharmaceuticals, Inc.(a)	63
1,000	Omeros Corp.(a)	10
468	OncoGenex Pharmaceutical, Inc.(a)	4
101	Onconova Therapeutics, Inc.	3
5,684	Opko Health, Inc.(a)	50
2,910	Orexigen Therapeutics, Inc.(a)	18
532	Osiris Therapeutics, Inc.(a)	9
300	OvaScience, Inc.(a)	3
11,126	PDL BioPharma, Inc.	89
4,900	Peregrine Pharmaceuticals, Inc.(a)	7
300	Portola Pharmaceuticals, Inc.(a)	8
1,545	Progenics Pharmaceuticals, Inc.(a)	8
164	PTC Therapeutics, Inc.	4
691	Puma Biotechnology, Inc.(a)	37
200	Receptos, Inc.(a)	5
300	Regulus Therapeutics, Inc.(a)	3
1,000	Repligen Corp.(a)	11
1,747	Sangamo BioSciences, Inc.(a)	18
1,041	Sarepta Therapeutics, Inc.(a)	49
1,200	SciClone Pharmaceuticals, Inc.(a)	6
1,000	SIGA Technologies, Inc.(a)	4
300	Stemline Therapeutics, Inc.(a)	14
1,000	Sunesis Pharmaceuticals, Inc.(a)	5
520	Synageva BioPharma Corp.(a)	33
2,610	Synergy Pharmaceuticals, Inc.(a)	12
1,309	Synta Pharmaceuticals Corp.(a)	8
434	Tesaro, Inc.(a)	17
400	Tetraphase Pharmaceuticals, Inc.(a)	5
500	TG Therapeutics, Inc.(a)	3
1,600	Threshold Pharmaceuticals, Inc.(a)	7
822	United Therapeutics Corp.(a)	65
917	Vanda Pharmaceuticals, Inc.(a)	10
500	Verastem, Inc.(a)	6
2,238	Vical, Inc.(a)	3
1,777	XOMA Corp.(a)	8
2,000	ZIOPHARM Oncology, Inc.(a)	8
2,198	Zogenix, Inc.(a)	4
		3,081
	Brewers — 0.05%
100	Craft Brew Alliance, Inc.(a)	1
255	The Boston Beer Co., Inc., Class - A(a)	63
		64
	Broadcasting — 0.13%
1,109	Belo Corp.	15
400	Crown Media Holdings, Inc., Class - A(a)	1
1,900	Cumulus Media, Inc., Class - A(a)	10
1,783	Entravision Communications Corp., Class - A(a)	11
100	Gray Television, Inc.(a)	1
300	Hemisphere Media Group, Inc.(a)	4
871	Nexstar Broadcasting Group, Inc., Class - A	39
47	Saga Communications, Inc.	2
2,110	Sinclair Broadcast Group, Inc.	70
		153
	Building Products — 1.82%
5,544	A.O. Smith Corp.	251
842	AAON, Inc.	22
322	American Woodmark Corp.(a)	11
2,540	Apogee Enterprises, Inc.	75
1,100	Armstrong World Industries, Inc.(a)	60
1,441	Builders FirstSource, Inc.(a)	8
29,797	Griffon Corp.	374
500	Insteel Industries, Inc.	8
5,350	Lennox International, Inc.	402
10,550	Masonite International Corp.(a)	516
600	NCI Building Systems, Inc.(a)	8
275	Nortek, Inc.(a)	19
200	Patrick Industries, Inc.(a)	6
1,074	PGT, Inc.(a)	11
400	Ply Gem Holdings, Inc.(a)	6
100	Simpson Manufacturing Co., Inc.	3
2,682	Trex Co., Inc.(a)	133
4,936	Universal Forest Products, Inc.	208
2,365	USG Corp.(a)	68
		2,189
	Capital Markets — 0.10%
5,558	BlackRock Kelso Capital Corp.	53
2,045	Piper Jaffray Cos., Inc.(a)	70
		123
	Casinos & Gaming — 0.28%
2,047	Boyd Gaming Corp.(a)	29
1,010	Caesars Entertainment Corp.(a)	20
1,085	Churchill Downs, Inc.	93

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Casinos & Gaming (continued)
3,151	Monarch Casino & Resort, Inc.(a)	$60
856	Multimedia Games Holding Co., Inc.(a)	30
1,685	Pinnacle Entertainment, Inc.(a)	42
1,160	Scientific Games Corp.(a)	19
1,753	SHFL Entertainment, Inc.(a)	40
		333
	Catalog Retail — 0.05%
1,037	HSN, Inc.	56
1,200	ValueVision Media, Inc., Class - A(a)	5
		61
	Chemicals — 0.02%
2,227	Ferro Corp.(a)	20

	Coal & Consumable Fuels — 0.25%
3,026	Cloud Peak Energy, Inc.(a)	44
2,330	CONSOL Energy, Inc.	78
6,043	Hallador Energy Co.	44
38,300	KiOR, Inc., Class - A(a)	109
1,554	Solazyme, Inc.(a)	17
2,600	Uranium Energy Corp.(a)	6
900	Ur-Energy, Inc.(a)	1
		299
	Commercial Banks — 0.66%
2,062	1st Source, Inc.	56
2,975	Enterprise BanCorp, Inc.	56
3,570	First Bancorp, Inc.	52
666	First Financial Bankshares, Inc.	39
11,675	First Midwest BanCorp, Inc.	177
400	Home Bancshares, Inc.	12
2,618	S & T BanCorp, Inc.	63
2,735	SVB Financial Group(a)	237
1,884	The Bank of Kentucky Financial Corp.	51
1,350	Wintrust Financial Corp.	55
		798
	Commercial Printing — 0.14%
2,504	Deluxe Corp.	105
2,944	Ennis, Inc.	53
1,441	InnerWorkings, Inc.(a)	14
		172
	Commercial Services & Supplies — 0.09%
1,000	Cenveo, Inc.(a)	3
100	G & K Services, Inc.	6
962	Geo Group, Inc.	32
100	Mobile Mini, Inc.(a)	3
1,940	Multi-Color Corp.	66
		110
	Commodity Chemicals — 0.48%
500	Arabian American Development Co.(a)	5
1,664	Calgon Carbon Corp.(a)	32
300	Hawkins, Inc.	11
656	Koppers Holdings, Inc.	28
5,063	Methanex Corp.	260
7,470	Tronox Ltd., Class - A	182
535	Westlake Chemical Corp.	56
		574
	Communications Equipment — 0.82%
3,561	ADTRAN, Inc.	95
305	Alliance Fiber Optic Products, Inc.	6
36	Anaren, Inc.(a)	1
7,503	Arris Group, Inc.(a)	127
3,513	Aruba Networks, Inc.(a)	58
2,077	Black Box Corp.	64
1,077	CalAmp Corp.(a)	19
1,124	Calix, Inc.(a)	14
2,306	Ciena Corp.(a)	58
3,228	Infinera Corp.(a)	37
1,265	InterDigital, Inc.	47
1,720	Ixia(a)	27
400	KVH Industries, Inc.(a)	6
397	Loral Space & Communications, Inc.	27
2,903	Oplink Communications, Inc.(a)	55
2,800	ParkerVision, Inc.(a)	9
100	PC-Telephone, Inc.	1
1,220	Plantronics, Inc.	56
100	Procera Networks, Inc.(a)	2
6,057	Riverbed Technology, Inc.(a)	88
1,260	Ruckus Wireless, Inc.(a)	21
300	ShoreTel, Inc.(a)	2
300	Sonus Networks, Inc.(a)	1
400	Ubiquiti Networks, Inc.	13
1,223	ViaSat, Inc.(a)	78
20,257	Westell Technologies, Inc., Class - A(a)	68
		980
	Computer & Electronics Retail — 0.58%
15,730	Rent-A-Center, Inc.	599
1,714	REX American Resources Corp.(a)	53
5,282	Systemax, Inc.	49
		701
	Computer Hardware — 0.02%
600	Cray, Inc.(a)	14
979	Silicon Graphics International Corp.(a)	16
		30
	Computer Storage & Peripherals — 0.31%
506	Datalink Corp.(a)	7
756	Electronics for Imaging, Inc.(a)	24
1,617	Fusion-io, Inc.(a)	22
843	Immersion Corp.(a)	11
1,729	Lexmark International, Inc., Class - A	57
5,335	QLogic Corp.(a)	58
4,242	Synaptics, Inc.(a)	188
		367
	Construction & Engineering — 1.53%
1,685	AECOM Technology Corp.(a)	53
144	Aegion Corp.(a)	3
400	Dycom Industries, Inc.(a)	11
3,303	Foster Wheeler AG(a)	87
800	Furmanite Corp.(a)	8
100	Great Lakes Dredge & Dock Co.	1
1,476	Jacobs Engineering Group, Inc.(a)	86
4,020	KBR, Inc.	131
7,875	MasTec, Inc.(a)	239
13,790	McDermott International, Inc.(a)	103
1,890	Michael Baker Corp.	76
2,649	MYR Group, Inc.(a)	64

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction & Engineering (continued)
1,794	Northwest Pipe Co.(a)	$59
500	Pike Electric Corp.	6
8,437	Primoris Services Corp.	215
6,647	Quanta Services, Inc.(a)	183
5,578	Sterling Construction Co., Inc.(a)	52
22,218	Tutor Perini Corp.(a)	473
		1,850
	Construction & Farm Machinery & Heavy Trucks — 0.95%
1,269	Alamo Group, Inc.	62
4,693	CNH Industrial NV(a)	59
600	Commercial Vehicle Group, Inc.(a)	5
1,896	Federal Signal Corp.(a)	24
396	Lindsay Corp.	32
400	Manitex International, Inc.(a)	4
18,170	Meritor, Inc.(a)	143
3,222	Miller Industries, Inc.	55
895	NACCO Industries, Inc., Class - A	50
1,425	Oshkosh Corp.(a)	70
4,405	Titan International, Inc.	64
1,394	Trinity Industries, Inc.	63
28,290	Wabash National Corp.(a)	330
2,155	WABCO Holdings, Inc.(a)	182
		1,143
	Construction Materials — 0.73%
6,750	CaesarStone Sdot Yam Ltd.(a)	308
5,100	Eagle Materials, Inc.	369
2,177	Headwaters, Inc.(a)	20
1,190	Martin Marietta Materials, Inc.	117
631	Texas Industries, Inc.(a)	42
58	United States Lime & Minerals, Inc.(a)	3
433	US Concrete, Inc.(a)	9
		868
	Consumer Electronics — 0.23%
3,128	Harman International Industries, Inc.	207
1,784	Universal Electronics, Inc.(a)	64
		271
	Consumer Finance — 0.49%
1,089	Cash America International, Inc.	49
400	Consumer Portfolio Services, Inc.(a)	2
215	Credit Acceptance Corp.(a)	24
7,291	EZCORP, Inc., Class - A(a)	123
913	First Cash Financial Services, Inc.(a)	53
5,570	Green Dot Corp., Class - A(a)	147
1,427	Nelnet, Inc., Class - A	55
3,256	Nicholas Financial, Inc.	53
100	Regional Management Corp.(a)	3
868	World Acceptance Corp.(a)	78
		587
	Containers & Packaging — 0.05%
6,439	Graphic Packaging Holding Co.(a)	55

	Data Processing & Outsourced Services — 1.20%
325	Blackhawk Network Holdings, Inc.(a)	8
1,976	Broadridge Financial Solutions, Inc.	63
1,403	Cardtronics, Inc.(a)	52
1,446	Cass Information Systems, Inc.	77
2,928	Convergys Corp.	55
2,256	CoreLogic, Inc.(a)	61
2,969	CSG Systems International, Inc.	74
792	DST Systems, Inc.	60
520	Echo Global Logistics, Inc.(a)	11
883	EVERTEC, Inc.	20
998	Exlservice Holdings, Inc.(a)	28
8,130	Global Cash Access Holdings, Inc.(a)	63
1,404	Global Payments, Inc.	72
1,130	Heartland Payment Systems, Inc.	45
4,756	Jack Henry & Associates, Inc.	245
187	MoneyGram International, Inc.(a)	4
1,500	Planet Payment, Inc.(a)	4
3,227	Syntel, Inc.	258
2,542	TeleTech Holdings, Inc.(a)	64
3,010	VeriFone Systems, Inc.(a)	69
1,188	WEX, Inc.(a)	104
		1,437
	Department Stores — 0.04%
615	Dillard's, Inc., Class - A	48
406	The Bon-Ton Stores, Inc.	4
		52
	Distributors — 0.12%
56	Core-Mark Holding Co., Inc.	4
1,424	Pool Corp.	79
4,126	VOXX International Corp.(a)	57
		140
	Diversified Banks — 0.05%
2,213	Banco Latinoamericano de Comercio Exterior SA, Class - E	55

	Diversified Capital Markets — 0.02%
834	HFF, Inc.	21

	Diversified Chemicals — 0.46%
5,288	Cabot Corp.	226
3,122	FMC Corp.	224
339	LSB Industries, Inc.(a)	11
3,776	Olin Corp.	87
		548
	Diversified Consumer Services — 0.08%
700	ITT Educational Services, Inc.(a)	22
1,997	Stewart Enterprises, Inc., Class - A	26
1,140	Weight Watchers International, Inc.	43
		91
	Diversified Metals & Mining — 0.34%
346	AMCOL International Corp.	11
13,890	Globe Specialty Metals, Inc.	215
7,870	Horsehead Holding Corp.(a)	98
350	Materion Corp.	11
3,526	SunCoke Energy, Inc.(a)	60
697	US Silica Holdings, Inc.	17
		412
	Diversified Real Estate Activities — 0.17%
3,136	Alexander & Baldwin, Inc.(a)	112
2,256	Coresite Realty Corp.	77
415	Tejon Ranch Co.(a)	13
		202

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Real Estate Investment Trusts — 0.27%
800	American Realty Capital Properties, Inc.	$10
5,820	CapLease, Inc.	49
2,205	Colonial Properties Trust	50
5,115	Cousins Properties, Inc.	53
1,332	PS Business Parks, Inc.	99
605	Washington Real Estate Investment Trust	15
4,542	Winthrop Realty Trust, Inc.	51
		327
	Diversified Support Services — 0.31%
306	Comfort Systems USA, Inc.	5
290	EnerNOC, Inc.(a)	4
2,093	Healthcare Services Group, Inc.	54
1,015	Higher One Holdings, Inc.(a)	8
5,190	KAR Auction Services, Inc.	146
400	McGrath Rentcorp	14
700	Performant Financial Corp.(a)	8
2,331	Ritchie Bros. Auctioneers, Inc.	47
211	TMS International Corp., Class - A	4
782	UniFirst Corp.	82
		372
	Drug Retail — 0.05%
13,614	Rite Aid Corp.(a)	65

	Education Services — 0.49%
555	American Public Education, Inc.(a)	21
2,651	Apollo Group, Inc., Class - A(a)	55
4,124	Bridgepoint Education, Inc.(a)	74
352	Bright Horizons Family Solutions, Inc.(a)	13
1,552	Capella Education Co.(a)	88
800	Education Management Corp.(a)	7
1,398	Grand Canyon Education, Inc.(a)	56
8,477	K12, Inc.(a)	262
300	Lincoln Educational Services Corp.	1
351	Strayer Education, Inc.	15
		592
	Electric Utilities — 0.57%
1,057	ALLETE, Inc.	51
1,900	Avista Corp.	50
6,940	El Paso Electric Co.	233
1,082	IDACORP, Inc.	52
1,518	ITC Holdings Corp.	142
1,716	Portland General Electric Co.	48
2,352	The Empire District Electric Co.	51
1,264	UNS Energy Corp.	59
		686
	Electrical Components & Equipment — 2.25%
1,323	Acuity Brands, Inc.	122
178	Analogic Corp.	15
5,421	Anixter International, Inc.(a)	475
9,067	Belden, Inc.	582
14,475	Brady Corp.	441
2,288	Chase Corp.	67
300	Coleman Cable, Inc.	6
1,558	Encore Wire Corp.	61
5,498	EnerSys	333
600	Enphase Energy, Inc.(a)	5
1,384	Franklin Electric Co., Inc.	55
4,700	FuelCell Energy, Inc.(a)	6
1,590	Generac Holdings, Inc.	68
100	General Cable Corp.	3
6,738	GrafTech International Ltd.(a)	57
1,685	Hubbell, Inc., Class - B	176
1,438	Polypore International, Inc.(a)	59
613	PowerSecure International, Inc.(a)	10
742	Preformed Line Products Co.	53
1,000	Revolution Lighting Technologies, Inc.(a)	3
833	Thermon Group Holdings, Inc.(a)	19
2,113	Woodward, Inc.	86
		2,702
	Electronic Equipment, Instruments & Components — 1.69%
2,645	Cognex Corp.	83
643	Coherent, Inc.	40
200	Daktronics, Inc.	2
1,518	Dolby Laboratories, Inc., Class - A	52
8,628	DTS, Inc.(a)	181
479	FARO Technologies, Inc.(a)	20
1,745	InvenSense, Inc.(a)	31
3,920	Itron, Inc.(a)	168
3,139	Littelfuse, Inc.	246
72	Mesa Laboratories, Inc.	5
631	Methode Electronics, Inc.	18
486	MTS Systems Corp.	31
5,421	National Instruments Corp.	168
3,840	Newport Corp.(a)	60
567	OSI Systems, Inc.(a)	42
815	Regal-Beloit Corp.	55
2,003	Rofin-Sinar Technologies, Inc.(a)	48
9,350	Rogers Corp.(a)	557
5,344	Universal Display Corp.(a)	171
3,668	Vishay Intertechnology, Inc.(a)	47
		2,025
	Electronic Manufacturing Services — 0.77%
25,791	Flextronics International Ltd.(a)	234
2,300	IPG Photonics Corp.	130
6,247	Jabil Circuit, Inc.	135
940	Maxwell Technologies, Inc.(a)	9
1,687	Measurement Specialties, Inc.(a)	92
3,503	Multi-Fineline Electronix, Inc.(a)	57
800	Neonode, Inc.(a)	5
1,724	Plexus Corp.(a)	64
4,604	Trimble Navigation Ltd.(a)	136
6,135	TTM Technologies, Inc.(a)	60
300	Uni-Pixel, Inc.(a)	5
		927
	Energy Equipment & Services — 0.03%
261	CARBO Ceramics, Inc.	25
61	Hornbeck Offshore Services, Inc.(a)	4
61	SEACOR Holdings, Inc.	6
		35
	Environmental & Facilities Services — 0.25%
500	Acorn Energy, Inc.	3
1,000	Casella Waste Systems, Inc.(a)	6
300	CECO Environmental Corp.	4
211	Heritage-Crystal Clean, Inc.(a)	4
322	Standard Parking Corp.(a)	9
626	Team, Inc.(a)	25

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Environmental & Facilities Services (continued)
8,855	Tetra Tech, Inc.(a)	$229
533	US Ecology, Inc.	16
		296
	Fertilizers & Agricultural Chemicals — 0.02%
856	American Vanguard Corp.	23

	Food & Staples Retailing — 0.06%
4,122	Tesco Corp.(a)	68

	Food Distributors — 0.19%
470	Chefs' Warehouse Holdings LLC(a)	11
2,272	Nash Finch Co.	60
2,771	Spartan Stores, Inc.	61
1,521	United Natural Foods, Inc.(a)	102
		234
	Food Products — 0.05%
200	Farmer Brothers Co.(a)	3
1,892	Fresh Del Monte Produce, Inc.	56
		59
	Food Retail — 0.40%
38	Arden Group, Inc., Class - A	5
1,167	Casey's General Stores, Inc.	86
200	Fairway Group Holdings Corp.(a)	5
170	Harris Teeter Supermarkets, Inc.	8
1,998	Ingles Markets, Inc., Class - A	57
300	Natural Grocers by Vitamin Cottage, Inc.(a)	12
4,681	SUPERVALU, Inc.(a)	39
550	Susser Holdings Corp.(a)	29
963	The Andersons, Inc.	67
3,519	The Fresh Market, Inc.(a)	167
100	Village Super Market, Inc., Class - A	4
		479
	Footwear — 0.59%
2,342	Crocs, Inc.(a)	32
2,331	Deckers Outdoor Corp.(a)	154
2,548	Iconix Brand Group, Inc.(a)	85
3,176	R.G. Barry Corp.	60
8	Skechers USA, Inc., Class - A(a)	–
1,249	Steven Madden Ltd.(a)	67
1,473	Tumi Holdings, Inc.(a)	30
4,729	Wolverine World Wide, Inc.	275
		703
	Forest Products — 0.07%
334	Boise Cascade Co.(a)	9
334	Deltic Timber Corp.	22
3,086	Louisiana-Pacific Corp.(a)	54
		85
	Gas Utilities — 0.39%
962	Chesapeake Utilities Corp.	50
194	South Jersey Industries, Inc.	11
1,108	Southwest Gas Corp.	55
1,132	The Laclede Group, Inc.	51
7,720	UGI Corp.	303
		470
	General Merchandise Stores — 0.17%
10,019	Fred's, Inc., Class - A	156
3,876	Gordmans Stores, Inc.	44
		200
	Gold — 0.11%
4,680	Agnico-Eagle Mines Ltd.	124
3,172	Midway Gold Corp.(a)	3
		127
	Health Care Distributors — 0.52%
2,127	MWI Veterinary Supply, Inc.(a)	318
7,324	Owens & Minor, Inc.	253
3,770	PharMerica Corp.(a)	50
		621
	Health Care Equipment & Supplies — 3.77%
678	Abaxis, Inc.	29
1,200	Abiomed, Inc.(a)	23
2,406	Accuray, Inc.(a)	18
2,247	Align Technology, Inc.(a)	108
224	Anika Therapeutics, Inc.(a)	5
3,662	Antares Pharma, Inc.(a)	15
701	ArthroCare Corp.(a)	25
700	AtriCure, Inc.(a)	8
51	Atrion Corp.	13
1,005	BIOLASE, Inc.(a)	2
999	Cantel Medical Corp.	32
614	Cardiovascular Systems, Inc.(a)	12
2,300	Cerus Corp.(a)	15
8,402	CryoLife, Inc.	59
849	Cyberonics, Inc.(a)	43
200	Cynosure, Inc.(a)	5
21,967	DexCom, Inc.(a)	621
1,470	Edwards Lifesciences Corp.(a)	102
1,865	Endologix, Inc.(a)	30
1,031	GenMark Diagnostics, Inc.(a)	13
1,666	Globus Medical, Inc.(a)	29
1,548	Greatbatch, Inc.(a)	53
1,576	Haemonetics Corp.(a)	63
1,494	HeartWare International, Inc.(a)	109
357	ICU Medical, Inc.(a)	24
17,302	Insulet Corp.(a)	628
353	Integra LifeSciences Holdings Corp.(a)	14
3,506	Invacare Corp.	61
12,682	MAKO Surgical Corp.(a)	374
1,518	Masimo Corp.	40
200	Medical Action Industries, Inc.(a)	1
1,276	Meridian Bioscience, Inc.	30
574	Natus Medical, Inc.(a)	8
3,291	Navidea Biopharmaceuticals, Inc.(a)	9
3,602	Neogen Corp.(a)	219
304	NuVasive, Inc.(a)	7
1,900	NxStage Medical, Inc.(a)	25
100	PhotoMedex, Inc.(a)	2
852	Quidel Corp.(a)	24
300	Rochester Medical Corp.(a)	6
200	Rockwell Medical Technologies, Inc.(a)	2
2,954	Sirona Dental Systems, Inc.(a)	198
1,111	STAAR Surgical Co.(a)	15
2,966	STERIS Corp.	127
400	SurModics, Inc.(a)	10
15,975	Symmetry Medical, Inc.(a)	130
800	TearLab Corp.(a)	9

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment & Supplies (continued)
4,384	The Cooper Cos., Inc.	$569
1,241	The Spectranetics Corp.(a)	21
1,768	Thoratec Corp.(a)	66
35,953	Unilife Corp.(a)	119
100	Utah Medical Products, Inc.	6
533	Vascular Solutions, Inc.(a)	9
1,698	Volcano Corp.(a)	41
7,006	West Pharmaceutical Services, Inc.	288
600	Zeltiq Aesthetics, Inc.(a)	5
		4,519
	Health Care Providers & Services — 2.47%
4,409	Acadia Healthcare Co., Inc.(a)	174
1,913	Accretive Health, Inc.(a)	17
1,195	Air Methods Corp.	51
2,615	Almost Family, Inc.	51
4,096	Amedisys, Inc.(a)	71
1,416	AMN Healthcare Services, Inc.(a)	19
1,772	AmSurg Corp.(a)	70
733	Bio-Reference Laboratories, Inc.(a)	22
400	BioScrip, Inc.(a)	4
881	Capital Senior Living Corp.(a)	19
3,194	Catamaran Corp.(a)	147
6,450	Chemed Corp.	461
370	CorVel Corp.(a)	14
1,223	Emeritus Corp.(a)	23
911	ExamWorks Group, Inc.(a)	24
9,626	Five Star Quality Care, Inc.(a)	50
1,000	Gentiva Health Services, Inc.(a)	12
443	Hanger, Inc.(a)	15
4,017	HealthSouth Corp.	139
727	Healthways, Inc.(a)	13
2,705	HMS Holdings Corp.(a)	58
511	IPC The Hospitalist Co., Inc.(a)	26
3,817	Kindred Healthcare, Inc.	51
309	Landauer, Inc.	16
2,395	LHC Group, Inc.(a)	56
6,170	LifePoint Hospitals, Inc.(a)	288
2,225	MEDNAX, Inc.(a)	223
1,082	National Healthcare Corp.	51
100	National Research Corp., Class - A(a)	2
2,225	Providence Service Corp.(a)	64
6,176	Select Medical Holdings Corp.	50
700	Skilled Healthcare Group, Inc.(a)	3
2,110	Team Health Holdings, Inc.(a)	80
2,010	The Ensign Group, Inc.	83
400	U.S. Physical Therapy, Inc.	12
900	Vanguard Health Systems, Inc.(a)	19
17,785	VCA Antech, Inc.(a)	487
		2,965
	Health Care Technology — 0.63%
2,173	athenahealth, Inc.(a)	235
340	Computer Programs & Systems, Inc.	20
445	Greenway Medical Technologies, Inc.(a)	9
584	HealthStream, Inc.(a)	22
1,872	MedAssets, Inc.(a)	48
2,232	Medidata Solutions, Inc.(a)	221
2,200	Merge Healthcare, Inc.(a)	6
6,574	Omnicell, Inc.(a)	156
1,214	Quality Systems, Inc.	26
600	Vocera Communications, Inc.(a)	11
		754
	Heavy Electrical Equipment — 0.04%
756	AZZ, Inc.	31
9,887	Capstone Turbine Corp.(a)	12
68	Power Solutions International, Inc.(a)	4
		47
	Home Entertainment Software — 0.19%
6,430	Electronic Arts, Inc.(a)	164
1,500	Glu Mobile, Inc.(a)	4
1,100	RealD, Inc.(a)	8
400	Rosetta Stone, Inc.(a)	6
2,458	Take-Two Interactive Software, Inc.(a)	45
		227
	Home Furnishings — 0.02%
656	Ethan Allen Interiors, Inc.	18
440	La-Z-Boy, Inc.	10
		28
	Home Improvement Retail — 0.09%
844	Lumber Liquidators Holdings, Inc.(a)	90
141	Sears Hometown And Outlet Stores, Inc.(a)	4
600	The Tile Shop Holdings, Inc.(a)	18
		112
	Homebuilding — 0.18%
400	Beazer Homes USA, Inc.(a)	7
200	Cavco Industries, Inc.(a)	11
3,207	Meritage Homes Corp.(a)	139
1,393	The Ryland Group, Inc.	56
17	TRI Pointe Homes, Inc.(a)	–
445	William Lyon Homes, Class - A(a)	9
		222
	Homefurnishing Retail — 0.32%
3,305	Kirkland's, Inc.(a)	61
437	Mattress Firm Holding Corp.(a)	14
2,922	Pier 1 Imports, Inc.	57
550	Restoration Hardware Holdings, Inc.(a)	35
8,919	Select Comfort Corp.(a)	217
		384
	Hotels, Resorts & Cruise Lines — 0.03%
169	Diamond Resorts International, Inc.	3
1,199	Interval Leisure Group, Inc.	29
300	Morgans Hotel Group Co.(a)	2
		34
	Household Appliances — 0.28%
1,336	Helen of Troy Ltd.(a)	59
839	iRobot Corp.(a)	32
2,426	Snap-on, Inc.	241
		332
	Household Durables — 0.06%
2,589	Hovnanian Enterprises, Inc., Class - A(a)	14
2,538	KB Home	45
200	M/I Homes, Inc.(a)	4
254	MDC Holdings, Inc.	8
		71

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Products — 0.06%
200	Central Garden & Pet Co., Class - A(a)	$1
100	Orchids Paper Products Co.	3
656	Spectrum Brands Holdings, Inc.	43
475	WD-40 Co.	31
		78
	Housewares & Specialties — 0.24%
296	Blyth, Inc.	4
1,956	CSS Industries, Inc.	47
311	EveryWare Global, Inc.(a)	4
3,736	Lifetime Brands, Inc.	57
2,081	Tupperware Brands Corp.	179
		291
	Human Resource & Employment Services — 0.25%
202	Barrett Business Services, Inc.	14
428	GP Strategies Corp.(a)	11
682	Insperity, Inc.	26
2,987	Kelly Services, Inc., Class - A	58
799	Kforce, Inc.	14
2,954	Korn/Ferry International(a)	63
1,427	On Assignment, Inc.(a)	47
1,251	TrueBlue, Inc.(a)	30
776	WageWorks, Inc.(a)	39
		302
	Hypermarkets & Super Centers — 0.05%
579	PriceSmart, Inc.	55

	Industrial Conglomerates — 0.29%
1,648	Carlisle Cos., Inc.	116
4,992	Kimball International, Inc., Class - B	55
603	Libbey, Inc.(a)	14
1,131	Raven Industries, Inc.	37
20	Seaboard Corp.	55
1,056	Standex International Corp.	63
300	Tredegar Industries, Inc.	8
		348
	Industrial Machinery — 2.75%
11,105	Actuant Corp., Class - A	431
809	Altra Holdings, Inc.	22
2,788	Ampco-Pittsburgh Corp.	50
427	Badger Meter, Inc.	20
1,513	Blount International, Inc.(a)	18
2,695	Briggs & Stratton Corp.	54
927	Chart Industries, Inc.(a)	114
40	CIRCOR International, Inc.	2
1,536	CLARCOR, Inc.	85
1,000	Dynamic Materials Corp.	23
700	Energy Recovery, Inc.(a)	5
317	ENPRO Industries, Inc.(a)	19
242	ESCO Technologies, Inc.	8
400	Flow International Corp.(a)	2
324	Graham Corp.	12
20,164	Harsco Corp.	503
321	Hyster-Yale Materials Handling, Inc.	29
2,310	IDEX Corp.	151
3,242	John Bean Technologies Corp.	81
3,511	Kennametal, Inc.	160
3,904	Lincoln Electric Holdings, Inc.	260
863	Mueller Industries, Inc.	48
36,786	Mueller Water Products, Inc., Class - A	294
100	Omega Flex, Inc.	2
2,550	Pall Corp.	196
1,073	Pentair Ltd. - Registered	70
532	Proto Labs, Inc.(a)	41
717	RBC Bearings, Inc.(a)	47
931	Rexnord Corp.(a)	19
653	Sun Hydraulics Corp.	24
566	Tennant Co.	35
170	The ExOne Co.(a)	7
349	The Gorman-Rupp Co.	14
580	The Middleby Corp.(a)	121
1,321	TriMas Corp.(a)	49
1,895	Valmont Industries, Inc.	263
400	Xerium Technologies, Inc.(a)	5
		3,284
	Industrial Real Estate Investment Trusts — 0.23%
810	DuPont Fabros Technology, Inc.	21
3,395	EastGroup Properties, Inc.	201
3,393	First Industrial Realty Trust, Inc.	55
		277
	Insurance — 0.07%
300	Crawford & Co.	3
100	Enstar Group Ltd.(a)	14
186	Infinity Property & Casualty Corp.	12
4,857	Maiden Holdings Ltd.	57
		86
	Insurance Brokers — 0.01%
535	eHealth, Inc.(a)	17

	Integrated Oil & Gas — 0.24%
4,088	Interoil Corp.(a)	292

	Integrated Telecommunication Services — 0.06%
300	Atlantic Tele-Network, Inc.	16
100	Cbeyond, Inc.(a)	1
2,163	Cincinnati Bell, Inc.(a)	6
1,198	Consolidated Communications Holdings, Inc.	20
566	FairPoint Communications, Inc.(a)	5
1,000	General Communication, Inc., Class - A(a)	10
400	HickoryTech Corp.	5
400	IDT Corp., Class - B	7
392	Primus Telecommunications Group, Inc.	1
		71
	Internet & Catalog Retail — 0.00%
700	1-800-FLOWERS.COM, Inc., Class - A(a)	3

	Internet Retail — 0.11%
400	Blue Nile, Inc.(a)	16
927	NutriSystem, Inc.	13
772	Orbitz Worldwide, Inc.(a)	7
362	Overstock.com, Inc.(a)	11
651	PetMed Express, Inc.	11
144	RetailMeNot, Inc.(a)	5
1,171	Shutterfly, Inc.(a)	66
700	Vitacost.com, Inc.(a)	6
		135

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services — 2.64%
3,660	Akamai Technologies, Inc.(a)	$189
776	Angie's List, Inc.(a)	17
861	Bazaarvoice, Inc.(a)	8
795	Blucora, Inc.(a)	18
14,730	Brightcove, Inc.(a)	166
400	Carbonite, Inc.(a)	6
200	ChannelAdvisor Corp.(a)	7
14,540	Cogent Communications Group, Inc.	468
3,402	comScore, Inc.(a)	99
919	Constant Contact, Inc.(a)	22
3,022	Cornerstone OnDemand, Inc.(a)	155
94	Cvent, Inc.(a)	3
1,209	DealerTrack Holdings, Inc.(a)	52
484	Demandware, Inc.(a)	22
7,156	Dice Holdings, Inc.(a)	61
2,689	Digital River, Inc.(a)	48
418	E2open, Inc.(a)	9
8,263	EarthLink, Inc.	41
400	eGain Corp.(a)	6
677	Envestnet, Inc.(a)	21
692	Global Eagle Entertainment, Inc.(a)	6
100	Global Sources Ltd.(a)	1
125	Gogo, Inc.(a)	2
3,920	Intralinks Holdings, Inc.(a)	34
2,619	j2 Global, Inc.	130
750	Liquidity Services, Inc.(a)	25
1,589	LivePerson, Inc.(a)	15
735	LogMeln, Inc.(a)	23
300	Marin Software, Inc.(a)	4
224	Marketo, Inc.(a)	7
1,143	Millennial Media, Inc.(a)	8
55,000	Monster Worldwide, Inc.(a)	243
1,225	Move, Inc.(a)	21
1,969	NIC, Inc.	46
698	OpenTable, Inc.(a)	49
100	Perficient, Inc.(a)	2
21,835	QuinStreet, Inc.(a)	206
300	Reis, Inc.(a)	5
11,445	Responsys, Inc.(a)	189
658	SciQuest, Inc.(a)	15
600	Spark Networks, Inc.(a)	5
445	SPS Commerce, Inc.(a)	30
424	Stamps.com, Inc.(a)	19
1,600	Support.com, Inc.(a)	9
77	Textura Corp.(a)	3
255	Travelzoo, Inc.(a)	7
842	Trulia, Inc.(a)	40
6,993	United Online, Inc.	56
3,225	Unwired Planet, Inc.(a)	6
4,416	ValueClick, Inc.(a)	92
1,002	VistaPrint NV(a)	57
100	Vocus, Inc.(a)	1
5,022	Web.com Group, Inc.(a)	162
989	WebMD Health Corp.(a)	28
866	XO Group, Inc.(a)	11
236	Xoom Corp.(a)	8
915	Yelp, Inc.(a)	61
718	Zillow, Inc., Class - A(a)	61
14,046	Zix Corp.(a)	69
		3,174
	Investment Banking & Brokerage — 0.57%
3,811	BGC Partners, Inc., Class - A	22
972	Evercore Partners, Inc., Class - A	48
4,129	FXCM, Inc., Class - A	82
859	Greenhill & Co., Inc.	43
3,066	International Fcstone, Inc.(a)	63
900	Kcg Holdings, Inc.(a)	8
3,305	Ladenburg Thalmann Financial Services, Inc.(a)	6
2,300	LPL Financial Holdings, Inc.	88
2,737	Oppenheimer Holdings, Inc., Class - A	49
4,315	Raymond James Financial, Inc.	179
2,227	Stifel Financial Corp.(a)	91
		679
	IT Consulting & Other Services — 0.60%
2,896	Acxiom Corp.(a)	82
2,977	Booz Allen Hamilton Holding Corp.	58
839	CACI International, Inc., Class - A(a)	58
2,789	Computer Task Group, Inc.	45
658	EPAM Systems, Inc.(a)	23
408	Forrester Research, Inc.	15
4,502	iGATE Corp.(a)	125
1,749	Lionbridge Technologies, Inc.(a)	6
69	Luxoft Holding, Inc.	2
2,038	ManTech International Corp., Class - A	59
2,101	MAXIMUS, Inc.	95
3,385	Sapient Corp.(a)	53
1,836	ServiceSource International, Inc.(a)	22
315	The Hackett Group, Inc.	2
2,473	Unisys Corp.(a)	62
600	Virtusa Corp.(a)	17
		724
	IT Services — 0.05%
1,532	Euronet Worldwide, Inc.(a)	61

	Leisure Equipment & Products — 0.00%
900	Nautilus, Inc.(a)	6

	Leisure Facilities — 0.09%
699	Life Time Fitness, Inc.(a)	36
1,097	Vail Resorts, Inc.	76
		112
	Leisure Products — 0.28%
396	Arctic Cat, Inc.	23
2,640	Brunswick Corp.	105
1,989	Johnson Outdoors, Inc., Class - A(a)	53
10,290	Leapfrog Enterprises, Inc.(a)	97
400	Marine Products Corp.	4
1,922	Smith & Wesson Holding Corp.(a)	21
596	Sturm, Ruger & Co., Inc.	37
		340
	Life & Health Insurance — 1.19%
24,310	American Equity Investment Life Holding Co.	515
1,156	FBL Financial Group, Inc., Class - A	52
272	National Western Life Insurance Co., Class - A	55
8,706	Primerica, Inc.	351
7,959	Protective Life Corp.	339
1,065	StanCorp Financial Group, Inc.	59

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Life & Health Insurance (continued)
3,209	Symetra Financial Corp.	$57
		1,428
	Life Sciences Tools & Services — 0.91%
325	Accelerate Diagnostics, Inc.(a)	4
12,652	Affymetrix, Inc.(a)	78
444	Bio-Rad Laboratories, Inc., Class - A(a)	52
4,031	Cambrex Corp.(a)	53
1,220	Charles River Laboratories International, Inc.(a)	56
5,660	Exelixis, Inc.(a)	33
738	Fluidigm Corp.(a)	16
10,671	Harvard Bioscience, Inc.(a)	56
2,550	Illumina, Inc.(a)	206
7,268	Luminex Corp.(a)	145
1,200	NeoGenomics, Inc.(a)	4
5,705	PAREXEL International Corp.(a)	288
4,777	QIAGEN NV(a)	102
3,600	Sequenom, Inc.(a)	10
		1,103
	Machinery — 0.11%
136	Albany International Corp.	5
5,115	Columbus McKinnon Corp./NY(a)	123
68	Watts Water Technologies, Inc.	4
		132
	Managed Health Care — 0.70%
1,678	Centene Corp.(a)	107
890	Magellan Health Services, Inc.(a)	53
873	Molina Heathcare, Inc.(a)	31
2,284	Triple-S Management Corp., Class - A(a)	42
8,723	WellCare Health Plans, Inc.(a)	609
		842
	Marine — 0.17%
2,107	International Shipholding Corp.	58
1,361	Kirby Corp.(a)	117
1,327	Matson, Inc.	35
		210
	Marine Ports & Services — 0.04%
2,230	CAI International, Inc.(a)	52

	Media — 0.51%
1,459	AOL, Inc.	50
66	Ascent Capital Group, Inc.(a)	5
55,553	Harte-Hanks, Inc.	492
6,799	Journal Communications, Inc., Class - A(a)	58
1,700	The McClatchy Co., Class - A(a)	5
		610
	Metal & Glass Containers — 0.44%
141	AEP Industries, Inc.(a)	10
3,307	AptarGroup, Inc.	199
16,136	Berry Plastics Group, Inc.(a)	323
100	Myers Industries, Inc.	2
		534
	Metals & Mining — 0.17%
1,520	Hecla Mining Co.	5
823	Kaiser Aluminum Corp.	59
4,773	Nn, Inc.	73
700	Walter Energy, Inc.	10
1,644	Worthington Industries, Inc.	57
		204
	Mortgage Real Estate Investment Trusts — 0.29%
9,372	Anworth Mortgage Asset Corp.	45
4,241	Capstead Mortgage Corp.	50
4,867	Dynex Capital, Inc.	43
2,067	Hatteras Financial Corp.	39
8,825	Redwood Trust, Inc.	173
		350
	Mortgage REITs — 0.12%
2,827	AG Mortgage Investment Trust, Inc.	47
11,553	Armour Residential REIT, Inc.	48
11,206	Gramercy Property Trust, Inc.(a)	47
100	ZAIS Financial Corp.	2
		144
	Movies & Entertainment — 0.50%
100	Carmike Cinemas, Inc.(a)	2
6,390	Imax Corp.(a)	193
10,060	Lions Gate Entertainment Corp.(a)	352
2,925	Regal Entertainment Group, Class - A	56
316	Rentrak Corp.(a)	10
100	World Wrestling Entertainment, Inc., Class - A	1
		614
	Multi-line Insurance — 0.40%
6,362	American Financial Group, Inc.	344
2,980	HCC Insurance Holdings, Inc.	131
		475
	Multiline Retail — 0.05%
1,603	Big Lots, Inc.(a)	59

	Multi-Sector Holdings — 0.15%
6,775	Leucadia National Corp.	185

	Multi-Utilities—0.30%
4,077	Black Hills Corp.	204
1,308	NorthWestern Corp.	59
2,356	PNM Resources, Inc.	53
1,514	Vectren Corp.	50
		366
	Office Real Estate Investment Trusts — 0.47%
2,966	Alexandria Real Estate Equities, Inc.	190
3,848	Brandywine Realty Trust	51
5,908	Corporate Office Properties Trust	136
2,593	CyrusOne, Inc.	49
828	Highwoods Properties, Inc.	29
4,407	Lexington Realty Trust	49
3,150	Parkway Properties, Inc.	56
		560
	Office Services & Supplies — 0.97%
45,307	ARC Document Solutions, Inc.(a)	208
284	Costa, Inc.(a)	5
11,802	Herman Miller, Inc.	344
1,321	HNI Corp.	48
1,843	Interface, Inc.	37

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Office Services & Supplies (continued)
1,059	Knoll, Inc.	$18
863	Mine Safety Appliances Co.	45
3,435	Pitney Bowes, Inc.	62
307	Steelcase, Inc.	5
3,234	Sykes Enterprises, Inc.(a)	58
7,400	United Stationers, Inc.	322
400	West Corp.	9
		1,161
	Oil & Gas Drilling — 0.59%
8,565	Atwood Oceanics, Inc.(a)	471
2,563	Patterson-UTI Energy, Inc.	55
3,826	Unit Corp.(a)	178
		704
	Oil & Gas Equipment & Services — 0.75%
2,564	C&J Energy Services, Inc.(a)	51
1,334	Dawson Geophysical Co.(a)	43
2,481	Dril-Quip, Inc.(a)	286
640	Forum Energy Technologies, Inc.(a)	17
397	Geospace Technologies Corp.(a)	33
100	Global Geophysical Services, Inc.(a)	–
1,000	ION Geophysical Corp.(a)	5
100	Matrix Service Co.(a)	2
3,040	Mitcham Industries, Inc.(a)	46
2,199	Natural Gas Services Group, Inc.(a)	59
6,831	Newpark Resources, Inc.(a)	87
400	Nuverra Environmental Solutions, Inc.(a)	1
383	RigNet, Inc.(a)	14
3,631	RPC, Inc.	56
8,083	Superior Energy Services, Inc.(a)	203
425	TGC Industries, Inc.	3
		906
	Oil & Gas Exploration & Production — 1.49%
2,638	Abraxas Petroleum Corp.(a)	7
66	Apco Oil & Gas International, Inc.(a)	1
634	Approach Resources, Inc.(a)	17
140	Athlon Energy, Inc.(a)	5
505	Berry Petroleum Co., Class - A	22
7,056	Bill Barrett Corp.(a)	176
3,427	Bonanza Creek Energy, Inc.(a)	164
7,612	Cabot Oil & Gas Corp.	283
12,316	Carrizo Oil & Gas, Inc.(a)	459
1,507	Contango Oil & Gas Co.	55
2,476	Continental Resources, Inc.(a)	265
600	Diamondback Energy, Inc.(a)	26
500	Evolution Petroleum Corp.(a)	6
2,265	EXCO Resources, Inc.	15
1,715	FX Energy, Inc.(a)	6
1,779	Gastar Exploration Ltd.(a)	7
811	Goodrich Petroleum Corp.(a)	20
29	Isramco, Inc.(a)	4
8,211	Kodiak Oil & Gas Corp.(a)	99
1,600	Magnum Hunter Resources Corp.(a)	10
200	Panhandle Oil & Gas, Inc., Class - A	6
100	Renewable Energy Group, Inc.(a)	2
1,884	Rosetta Resources, Inc.(a)	103
1,500	Synergy Resources Corp.(a)	15
300	Triangle Petroleum Corp.(a)	3
1,000	VAALCO Energy, Inc.(a)	6
500	ZaZa Energy Corp.(a)	1
		1,783
	Oil & Gas Refining & Marketing — 0.47%
900	Amyris, Inc.(a)	2
2,074	Clean Energy Fuels Corp.(a)	27
1,069	CVR Energy, Inc.	41
2,500	Delek US Holdings, Inc.	53
7,337	Rentech, Inc.	15
7,310	Rex Energy Corp.(a)	162
2,748	Western Refining, Inc.	83
4,848	World Fuel Services Corp.	180
		563
	Oil & Gas Storage & Transportation — 0.12%
1,325	Crosstex Energy, Inc.	28
136,440	Enbridge Energy Management LLC(a)(b)	–
3,554	Ship Finance International Ltd.	54
1,017	Targa Resources Corp.	74
		156
	Oil, Gas & Consumable Fuels — 0.28%
1,289	Clayton Williams Energy, Inc.(a)	68
2,010	EPL Oil & Gas, Inc.(a)	75
600	Forest Oil Corp.(a)	4
1,600	PetroQuest Energy, Inc.(a)	6
800	Quicksilver Resources, Inc.(a)	2
18,500	SandRidge Energy, Inc.(a)	107
1,208	Semgroup Corp.	69
		331
	Packaged Foods & Meats — 0.69%
407	Annie's, Inc.(a)	20
1,622	B&G Foods, Inc., Class - A	56
1,718	Boulder Brands, Inc.(a)	28
396	Calavo Growers, Inc.	12
1,499	Cal-Maine Foods, Inc.	72
3,900	Ingredion, Inc.	259
500	Inventure Foods, Inc.(a)	5
465	J&J Snack Foods Corp.	38
564	Lancaster Colony Corp.	44
100	Lifeway Foods, Inc.	1
5,474	Omega Protein Corp.(a)	56
1,863	Pilgrim's Pride Corp.(a)	31
707	Sanderson Farms, Inc.	46
231	Snyder's-Lance, Inc.	7
1,180	The Hain Celestial Group, Inc.(a)	91
597	Tootsie Roll Industries, Inc.	18
739	TreeHouse Foods, Inc.(a)	49
		833
	Paper & Forest Products — 0.05%
774	Domtar Corp.	61

	Paper Packaging — 0.17%
6,144	Boise, Inc.	77
2,195	Packaging Corp. of America	126
		203
	Paper Products — 0.24%
530	Clearwater Paper Corp.(a)	25
1,249	KapStone Paper & Packaging Corp.	53
1,663	Neenah Paper, Inc.	65

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Paper Products (continued)
3,240	P.H. Glatfelter Co.	$89
707	Schweitzer-Mauduit International, Inc.	43
1,500	Wausau Paper Corp.	19
		294
	Personal Products — 0.21%
659	Elizabeth Arden, Inc.(a)	24
324	Inter Parfums, Inc.	10
3,500	Lifevantage Corp.(a)	8
448	Medifast, Inc.(a)	12
2,490	Nutraceutical International Corp.	59
1,566	Prestige Brands Holdings, Inc.(a)	47
100	Revlon, Inc., Class - A(a)	3
487	Synutra International, Inc.(a)	3
700	The Female Health Co.	7
919	USANA Health Sciences, Inc.(a)	80
		253
	Pharmaceuticals — 1.23%
620	AcelRx Pharmaceuticals, Inc.(a)	7
1,260	Actavis, Inc.(a)	180
890	Aegerion Pharmaceuticals, Inc.(a)	76
1,779	Akorn, Inc.(a)	35
600	Alimera Sciences, Inc.(a)	2
800	Ampio Pharmaceuticals, Inc.(a)	6
105	Aratana Therapeutics, Inc.	2
4,640	Auxilium Pharmaceuticals, Inc.(a)	85
4,461	AVANIR Pharmaceuticals, Inc., Class - A(a)	19
1,000	BioDelivery Sciences International, Inc.(a)	5
2,003	Cadence Pharmaceuticals, Inc.(a)	13
400	Cempra Holdings LLC(a)	5
1,600	Corcept Therapeutics, Inc.(a)	3
1,831	DepoMed, Inc.(a)	14
991	Endocyte, Inc.(a)	13
200	Furiex Pharmaceuticals, Inc.(a)	9
1,572	Hi-Tech Pharmacal Co., Inc.	68
2,615	Impax Laboratories, Inc.(a)	54
753	Jazz Pharmaceuticals PLC(a)	69
500	Lannett Co., Inc.(a)	11
12,256	Nektar Therapeutics(a)	128
200	Omthera Pharmaceutical, Inc.(a)	–
1,498	Optimer Pharmaceuticals, Inc.(a)	19
843	Pacira Pharmaceuticals, Inc.(a)	41
427	Perrigo Co.	53
10,129	POZEN, Inc.(a)	58
1,593	Questcor Pharmaceuticals, Inc.	92
1,800	Raptor Pharmaceuticals Corp.(a)	27
700	Repros Therapeutics, Inc.(a)	19
541	Sagent Pharmaceuticals, Inc.(a)	11
1,727	Santarus, Inc.(a)	39
500	Sucampo Pharmaceuticals, Inc., Class - A(a)	3
500	Supernus Pharmaceuticals, Inc.(a)	4
3,565	The Medicines Co.(a)	119
2,300	TherapeuticsMD, Inc.(a)	7
3,778	ViroPharma, Inc.(a)	147
3,075	VIVUS, Inc.(a)	29
200	XenoPort, Inc.(a)	1
		1,473
	Precious Metals & Minerals — 0.02%
1,237	Coeur d'Alene Mines Corp.(a)	15
1,100	Gold Resource Corp.	7
4,700	Paramount Gold & Silver Corp.(a)	6
		28
	Property & Casualty Insurance — 1.62%
880	Alleghany Corp.(a)	360
300	Ambac Financial Group, Inc.(a)	5
769	AmTrust Financial Services, Inc.	30
15,527	Argo Group International Holdings Ltd.	666
15,667	Aspen Insurance Holdings Ltd.	569
665	Employers Holdings, Inc.	20
11	Hallmark Financial Services, Inc.(a)	–
300	HCI Group, Inc.	12
100	Meadowbrook Insurance Group, Inc.	1
135	Tower Group International Ltd.	1
7,086	Universal Insurance Holdings, Inc.	50
5,146	W.R. Berkley Corp.	221
		1,935
	Publishing — 0.63%
1,729	Scholastic Corp.	50
165	Shutterstock, Inc.(a)	12
23,902	Valassis Communications, Inc.	690
		752
	Railroads — 0.09%
961	Kansas City Southern Industries	105

	Real Estate Investment Trusts (REITs) — 0.16%
4,379	Ashford Hospitality Trust	55
9,543	Cedar Realty Trust, Inc.	49
1,134	Healthcare Realty Trust, Inc.	26
3,103	Invesco Mortgage Capital	48
499	Sabra Healthcare REIT, Inc.	11
		189
	Real Estate Management & Development — 0.00%
100	Forestar Group, Inc.(a)	2
100	Kennedy-Wilson Holdings, Inc.	2
		4
	Regional Banks — 4.30%
23,242	BancorpSouth, Inc.	463
682	Bank of the Ozarks, Inc.	33
31,981	BBCN Bancorp, Inc.	440
1,433	Camden National Corp.	59
42,531	CapitalSource, Inc.	505
1,410	Century Bancorp, Inc., Class - A	47
9,987	Columbia Banking System, Inc.	247
6,050	Cullen/Frost Bankers, Inc.	427
3,032	First Bancorp, Inc. Maine	51
264	First Citizens BancShares, Inc., Class - A	54
3,251	First Community Bancshares, Inc.	53
2,551	First Interstate BancSystem, Inc.	62
1,857	Great Southern Bancorp, Inc.	52
1,875	Heartland Financial USA, Inc.	52
1,598	IBERIABANK Corp.	83
2,322	International Bancshares Corp.	50
3,703	MainSource Financial Group, Inc.	56
68,552	National Penn Bancshares, Inc.	690
2,365	NBT Bancorp, Inc.	54
2,394	Peoples Bancorp, Inc.	50

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Regional Banks (continued)
6,980	Popular, Inc.(a)	$183
2,281	Republic Bancorp, Inc., Class - A	63
2,919	Suffolk Bancorp(a)	52
83,775	Synovus Financial Corp.	276
43,830	TCF Financial Corp.	626
14,578	Webster Financial Corp.	372
1,970	WesBanco, Inc.	59
		5,159
	Reinsurance — 0.20%
1,649	Everest Re Group Ltd.	240
221	Greenlight Capital Re Ltd.(a)	6
138	Third Point Reinsurance, Ltd.	2
		248
	Research and Consulting Services — 0.60%
457	Acacia Research Corp./Acacia Technologies LLC	11
7,423	CBIZ, Inc.(a)	55
876	CoStar Group, Inc.(a)	147
404	Exponent, Inc.	29
200	Franklin Covey Co.(a)	4
100	Huron Consulting Group, Inc.(a)	5
1,666	ICF International, Inc.(a)	59
513	Mistras Group, Inc.(a)	9
200	National Technical Systems, Inc.(a)	5
2,366	Odyssey Marine Exploration, Inc.(a)	7
800	Pendrell Corp.(a)	2
11,010	RPX Corp.(a)	192
1,095	The Advisory Board Co.(a)	65
1,027	The Corporate Executive Board Co.	75
1,243	VSE Corp.	58
		723
	Residential Real Estate Investment Trusts — 0.40%
3,243	Associated Estates Realty Corp.	48
1,340	Equity Lifestyle Properties, Inc.	46
5,320	Mid-America Apartment Communities, Inc.	333
1,102	Sun Communities, Inc.	47
100	UMH Properties, Inc.	1
		475
	Restaurants — 1.04%
735	AFC Enterprises, Inc.(a)	32
748	BJ's Restaurant, Inc.(a)	21
1,723	Bloomin' Brands, Inc.(a)	41
1,223	Bob Evans Farms, Inc.	70
588	Bravo Brio Restaurant Group, Inc.(a)	9
3,448	Buffalo Wild Wings, Inc.(a)	384
7,753	Carrols Restaurant Group, Inc.(a)	47
1,782	CEC Entertainment, Inc.	83
471	Chuy's Holdings, Inc.(a)	17
606	Cracker Barrel Old Country Store, Inc.	63
100	Del Frisco's Restaurant Group, Inc.(a)	2
11,753	Denny's Corp.(a)	72
266	DineEquity, Inc.	18
400	Diversified Restaurant Holdings, Inc.(a)	3
200	Einstein Noah Restaurant Group, Inc.	3
594	Fiesta Restaurant Group, Inc.(a)	22
228	Ignite Restaurant Group, Inc.(a)	4
1,108	Jack in the Box, Inc.(a)	44
500	Jamba, Inc.(a)	7
2,040	Krispy Kreme Doughnuts, Inc.(a)	39
100	Nathan's Famous, Inc.(a)	5
94	Noodles & Co.(a)	4
498	Papa John's International, Inc.	35
363	Red Robin Gourmet Burgers, Inc.(a)	26
5,521	Ruby Tuesday, Inc.(a)	41
1,163	Ruth's Hospitality Group, Inc.	14
1,356	Sonic Corp.(a)	24
1,951	Texas Roadhouse, Inc., Class - A	51
1,647	The Cheesecake Factory, Inc.	72
		1,253
	Retail Real Estate Investment Trusts — 0.18%
325	Acadia Realty Trust	8
68	Alexander's, Inc.	19
4,040	Glimcher Realty Trust	39
2,205	Inland Real Estate Corp.	23
2,778	Pennsylvania Real Estate Investment Trust	52
3,414	Ramco-Gershenson Properties Trust	53
254	Saul Centers, Inc.	12
604	Urstadt Biddle Properties, Inc., Class - A	12
		218
	Security & Alarm Services — 0.07%
3,037	The Brink's Co.	86

	Semiconductor Equipment — 1.04%
4,090	Advanced Energy Industries, Inc.(a)	72
12,231	Amkor Technology, Inc.(a)	52
2,646	Cabot Microelectronics Corp.(a)	102
5,968	Entegris, Inc.(a)	61
3,660	FEI Co.	322
3,053	GT Advanced Technologies, Inc.(a)	26
817	PDF Solutions, Inc.(a)	17
100	Rubicon Technology, Inc.(a)	1
200	Rudolph Technologies, Inc.(a)	2
17,578	SunEdison, Inc.(a)	140
2,926	Teradyne, Inc.(a)	48
4,090	Tessera Technologies, Inc.	79
8,523	Ultratech, Inc.(a)	258
1,707	Veeco Instruments, Inc.(a)	64
		1,244
	Semiconductors — 3.09%
6,425	Alpha & Omega Semiconductor Ltd.(a)	54
4,095	Altera Corp.	152
598	Ambarella, Inc.(a)	12
2,205	Applied Micro Circuits Corp.(a)	28
1,584	Cavium, Inc.(a)	65
836	Cirrus Logic, Inc.(a)	19
35,103	Cypress Semiconductor Corp.	328
20,241	Diodes, Inc.(a)	497
1,243	Exar Corp.(a)	17
16,988	Fairchild Semiconductor International, Inc.(a)	236
8,042	GSI Technology, Inc.(a)	57
972	Hittite Microwave Corp.(a)	64
302	Inphi Corp.(a)	4
4,517	Integrated Silicon Solution, Inc.(a)	49
600	Intermolecular, Inc.(a)	3
10,715	International Rectifier Corp.(a)	265
4,714	IXYS Corp.	45

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors (continued)
900	Lattice Semiconductor Corp.(a)	$4
319	MA-COM Technology Solutions Holdings, Inc.(a)	5
6,576	Maxim Integrated Products, Inc.	196
800	MaxLinear, Inc.(a)	7
1,513	Micrel, Inc.	14
7,673	Microsemi Corp.(a)	186
1,300	Mindspeed Technologies, Inc.(a)	4
11,654	Monolithic Power Systems, Inc.	353
1,200	MoSys, Inc.(a)	4
157	NVE Corp.(a)	8
12,030	ON Semiconductor Corp.(a)	88
854	Peregrine Semiconductor Corp.(a)	8
1,300	PLX Technology, Inc.(a)	8
888	Power Integrations, Inc.	48
3,429	Rambus, Inc.(a)	32
7,659	RF Micro Devices, Inc.(a)	43
5,292	Semtech Corp.(a)	159
2,269	Silicon Image, Inc.(a)	12
1,907	Silicon Laboratories, Inc.(a)	81
11,858	Skyworks Solutions, Inc.(a)	295
4,092	Spansion, Inc., Class - A(a)	41
1,268	SunPower Corp.(a)	33
22,090	TriQuint Semiconductor, Inc.(a)	180
		3,704
	Semiconductors & Semiconductor Equipment — 0.16%
8,300	Atmel Corp.(a)	62
11,211	Integrated Device Technology, Inc.(a)	105
507	Nanometrics, Inc.(a)	8
100	OmniVision Technologies, Inc.(a)	2
2,840	PMC - Sierra, Inc.(a)	19
		196
	Soft Drinks — 0.06%
979	Coca-Cola Bottling Co. Consolidated	61
364	National Beverage Corp.	7
		68
	Software — 0.01%
700	SeaChange International, Inc.(a)	8

	Specialized Consumer Services — 0.70%
508	Carriage Services, Inc.	10
3,895	Hillenbrand, Inc.	107
129	JTH Holding, Inc., Class - A(a)	2
1,847	LifeLock, Inc.(a)	27
10,250	Matthews International Corp., Class - A	390
1,729	Outerwall, Inc.(a)	86
3,169	Regis Corp.	47
3,255	Sotheby's	160
145	Steiner Leisure Ltd.(a)	8
		837
	Specialized Finance — 0.55%
2,103	Encore Capital Group, Inc.(a)	96
3,217	Interactive Brokers Group, Inc., Class - A	60
1,157	MarketAxess Holdings, Inc.	69
14,319	PHH Corp.(a)	341
1,560	Portfolio Recovery Associates, Inc.(a)	94
		660
	Specialized Real Estate Investment Trusts — 0.79%
3,146	CubeSmart	56
37,855	DiamondRock Hospitality Co.	403
2,073	LaSalle Hotel Properties	59
935	LTC Properties, Inc.	36
767	National Health Investors, Inc.	44
3,569	Potlatch Corp.	142
879	Ryman Hospitality Properties, Inc.	30
882	Sovran Self Storage, Inc.	67
4,751	Strategic Hotels & Resorts, Inc.(a)	41
4,443	Sunstone Hotel Investors, Inc.	57
353	Universal Health Realty Income Trust	15
		950
	Specialty Chemicals — 1.10%
1,969	A. Schulman, Inc.	58
327	Advanced Emissions Solutions, Inc.(a)	14
3,013	Albemarle Corp.	190
162	American Pacific Corp.(a)	9
912	Balchem Corp.	47
1,360	Celanese Corp., Series A	72
3,035	Chemtura Corp.(a)	70
200	FutureFuel Corp.	4
2,702	H.B. Fuller Co.	122
677	Innophos Holdings, Inc.	36
700	Innospec, Inc.	33
213	KMG Chemicals, Inc.	5
6,500	Kraton Performance Polymers, Inc.(a)	127
800	Landec Corp.(a)	10
751	NewMarket Corp.	215
1,673	OM Group, Inc.(a)	57
1,525	Omnova Solutions, Inc.(a)	13
3,052	PolyOne Corp.	94
931	Quaker Chemical Corp.	68
1,238	Stepan Co.	71
400	Taminco Corp.(a)	8
270	Zep, Inc.	4
		1,327
	Specialty Retail — 0.07%
544	Big 5 Sporting Goods Corp.	9
824	Brown Shoe Co., Inc.	19
1,100	Christopher & Banks Corp.(a)	8
1,468	Flotek Industries, Inc.(a)	33
148	Haverty Furniture Cos., Inc.	4
1,900	Office Depot, Inc.(a)	9
1,200	Pacific Sunwear of California, Inc.(a)	4
		86
	Specialty Stores — 0.65%
100	Barnes & Noble, Inc.(a)	1
4,695	Cabela's, Inc.(a)	297
698	Conn's, Inc.(a)	35
1,004	Five Below, Inc.(a)	44
792	Hibbett Sports, Inc.(a)	44
3,890	Tractor Supply Co.	262
916	Vitamin Shoppe, Inc.(a)	40
4,451	West Marine, Inc.(a)	54
72	Winmark Corp.	5
		782
	Steel — 0.47%
6,430	Allegheny Technologies, Inc.	197

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Steel (continued)
2,002	Carpenter Technology Corp.	$116
100	Handy & Harman Ltd.(a)	2
2,114	Olympic Steel, Inc.	59
4,690	Schnitzer Steel Industries, Inc., Class - A	129
3,553	Steel Dynamics, Inc.	59
		562
	Systems Software — 0.68%
778	AVG Technologies NV(a)	19
1,438	CommVault Systems, Inc.(a)	126
503	Fleetmatics Group Ltd.(a)	19
56	Gigamon, Inc.(a)	2
621	Imperva, Inc.(a)	26
1,539	Infoblox, Inc.(a)	64
3,195	Progress Software Corp.(a)	83
653	Proofpoint, Inc.(a)	21
500	Qualys, Inc.(a)	11
200	Rally Software Development Corp.(a)	6
16,121	Rovi Corp.(a)	309
958	Sourcefire, Inc.(a)	73
300	VASCO Data Security International, Inc.(a)	2
2,940	Walker & Dunlop, Inc.(a)	47
		808
	Technology Distributors — 0.98%
300	Electro Rent Corp.	5
25,443	Ingram Micro, Inc.(a)	587
21,228	Insight Enterprises, Inc.(a)	402
3,300	PC Connection, Inc.	50
1,212	SYNNEX Corp.(a)	74
1,102	Tech Data Corp.(a)	55
		1,173
	Textiles — 0.00%
227	Culp, Inc.	4

	Textiles, Apparel & Luxury Goods — 0.02%
2,886	Quiksilver, Inc.(a)	20

	Thrifts & Mortgage Finance — 0.61%
4,766	Astoria Financial Corp.	59
1,902	Bofl Holding, Inc.(a)	123
3,441	Dime Community Bancshares	57
1,850	Federal Agricultural Mortgage Corp., Class - C	62
2,208	First Defiance Financial Corp.	52
3,086	Flushing Financial Corp.	57
5,556	MGIC Investment Corp.(a)	40
400	Northfield BanCorp, Inc.	5
3,373	OceanFirst Financial Corp.	57
454	Oritani Financial Corp.	7
1,404	Radian Group, Inc.	20
200	Roma Financial Corp.(a)	4
100	Tree.com, Inc.	3
3,068	WSFS Financial Corp.	185
		731
	Tires & Rubber — 0.01%
241	Cooper Tire & Rubber Co.	7

	Tobacco — 0.06%
5,600	Star Scientific, Inc.(a)	11
868	Universal Corp.	44
1,405	Vector Group Ltd.	23
		78
	Trading Companies & Distributors — 1.10%
200	Aceto Corp.	3
4,093	Aircastle Ltd.	71
5,662	Applied Industrial Technologies, Inc.	292
1,489	Beacon Roofing Supply, Inc.(a)	55
1,200	BlueLinx Holdings, Inc.(a)	2
300	DXP Enterprises, Inc.(a)	24
600	Edgen Group, Inc.(a)	5
2,721	GATX Corp.	129
893	H&E Equipment Services, Inc.(a)	24
180	Houston Wire & Cable Co.	2
523	Kaman Corp.	20
9,847	MRC Global, Inc.(a)	264
415	Rush Enterprises, Inc.(a)	11
1,657	TAL International Group, Inc.	77
230	Textainer Group Holdings Ltd.	9
3,531	Watsco, Inc.	332
		1,320
	Trucking — 0.59%
309	AMERCO, Inc.	57
40	Celadon Group, Inc.	1
10,478	Con-way, Inc.	450
1,135	Heartland Express, Inc.	16
1,791	Knight Transportation, Inc.	30
200	Quality Distribution, Inc.(a)	2
300	Roadrunner Transportation Systems, Inc.(a)	8
849	Ryder System, Inc.	51
738	Saia, Inc.(a)	23
2,568	Swift Transportation Co.(a)	52
135	Universal Truckload Services, Inc.	4
419	Werner Enterprises, Inc.	10
100	YRC Worldwide, Inc.(a)	2
		706
	Water Utilities — 0.01%
118	American States Water Co.	3
600	Pure Cycle Corp.(a)	3
134	SJW Corp.	4
306	The York Water Co.	6
		16
	Wireless Telecommunication Services — 0.66%
385	Leap Wireless International, Inc.(a)	6
78,984	NII Holdings, Inc.(a)	480
494	NTELOS Holding Corp.	9
1,940	SBA Communications Corp., Class - A(a)	156
620	Shenandoah Telecommunications Co.	15
2,261	Telephone & Data Systems, Inc.	67
3,845	USA Mobility, Inc.	54
		787
	Total Common Stocks	105,025

	Contingent Rights — 0.00%
	Biotechnology — 0.00%
500	Clinical Data, Inc.*(a)(c)	–

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2013 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Contingent Rights (continued)
	Electronic Manufacturing Services — 0.00%
1,000	Gerber Scientific, Inc.*(a)(d)	$–

	Oil & Gas Refining & Marketing — 0.00%
7,574	CVR Energy, Inc.*(a)	–

	Total Contingent Rights	–

	Warrants — 0.00%
	Diversified Real Estate Activities — 0.00%
61	Tejon Ranch Co.(a)	–

	Oil & Gas Exploration & Production — 0.00%
160	Magnum Hunter Resources Corp.(a)	–

	Total Warrants	–

	Time Deposit — 2.27%
$2,726	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/13	2,726
	Total Time Deposit	2,726

	Mutual Fund — 0.17%
209,968	SSgA Treasury Money Market Fund, 0.00% (e)	210
	Total Mutual Fund	210
	Total Investments
	(cost $74,590) — 89.89%	107,961
	Other assets in excess of liabilities — 10.11%	12,138

	Net Assets - 100.00%	$120,099

Amounts designated as "—" are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2013 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolio of Investments.
(a)	Represents non-income producing security.
(b)	Security has been deemed illiquid by the Specialist Manager and represents 0.00% of the Portfolio’s net assets.
(c)	Rights entitle the Portfolio to cash based on the company's achievement of milestones in connection with a pharmaceutical drug that was brought to market.
(d)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.
(e)	The rate disclosed is the rate in effect on September 30, 2013.

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Small Capitalization - Mid Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corp.	Pzena Investment Management, LLC	Total
Common Stocks	21.73%	15.07%	36.55%	14.10%	87.45%
Contingent Rights	-	-	0.00%	-	0.00%
Warrants	-	-	0.00%	-	0.00%
Time Deposit	1.21%	0.73%	-	0.33%	2.27%
Mutual Funds	-	-	0.17%	-	0.17%
Other Assets (Liabilities)	0.03%	0.04%	7.59%	2.45%	10.11%
Total Net Assets	22.97%	15.84%	44.31%	16.88%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 80.65%
	Aerospace & Defense — 1.65%
3,853	AAR Corp.	$105
1,061	Alliant Techsystems, Inc.	104
1,750	Cubic Corp.	94
3,765	Curtiss-Wright Corp.	177
9,310	Engility Holdings, Inc.(a)	295
5,675	Esterline Technologies Corp.(a)	453
6,029	Exelis, Inc.	95
5,495	GenCorp, Inc.(a)	88
1,337	Huntington Ingalls Industries, Inc.	90
6,101	Moog, Inc., Class - A(a)	358
1,176	National Presto Industries, Inc.	83
26,054	Orbital Sciences Corp.(a)	551
4,595	Triumph Group, Inc.	323
		2,816
	Agricultural Products — 0.06%
4,520	Darling International, Inc.(a)	96

	Air Freight & Logistics — 0.47%
12,788	Air Transport Services Group, Inc.(a)	96
1,931	Atlas Air Worldwide Holdings, Inc.(a)	89
7,578	Hub Group, Inc., Class - A(a)	297
20,980	UTI Worldwide, Inc.	317
		799
	Airlines — 1.36%
4,260	Alaska Air Group, Inc.	267
14,157	Hawaiian Holdings, Inc.(a)	105
24,030	JetBlue Airways Corp.(a)	160
53,500	United Continental Holdings, Inc.(a)	1,643
8,110	US Airways Group, Inc.(a)	154
		2,329
	Alternative Carriers — 0.20%
11,181	Iridium Communications, Inc.(a)	77
26,738	Premiere Global Services, Inc.(a)	266
		343
	Apparel Retail — 0.73%
51,232	Aeropostale, Inc.(a)	482
9,965	Chico's FAS, Inc.	166
1,997	Jos. A. Bank Clothiers, Inc.(a)	88
3,525	Shoe Carnival, Inc.	95
6,080	Stein Mart, Inc.	83
4,486	The Buckle, Inc.	242
3,452	The Cato Corp.	97
		1,253
	Apparel, Accessories & Luxury Goods — 0.98%
3,393	G-III Apparel Group Ltd.(a)	185
3,970	Hanesbrands, Inc.	247
4,724	Maidenform Brands, Inc.(a)	111
28,770	The Jones Group, Inc.	432
7,339	Under Armour, Inc., Class - A(a)	584
5,800	Vera Bradley, Inc.(a)	119
		1,678
	Application Software — 1.50%
6,630	Advent Software, Inc.	211
9,560	Aspen Technology, Inc.(a)	330
7,915	Compuware Corp.	89
6,420	EPIQ Systems, Inc.	85
1,377	ePlus, Inc.	71
1,898	Fair Isaac Corp.	105
3,822	Guidewire Software, Inc.(a)	180
4,421	Mentor Graphics Corp.	103
7,355	PROS Holdings, Inc.(a)	251
13,568	PTC, Inc.(a)	386
3,851	SolarWinds, Inc.(a)	135
15,616	Telenav, Inc.(a)	91
609	The Ultimate Software Group, Inc.(a)	90
5,163	TIBCO Software, Inc.(a)	132
24,915	TiVo, Inc.(a)	310
		2,569
	Asset Management & Custody Banks — 0.65%
7,825	Calamos Asset Management, Inc., Class - A	78
22,053	Fifth Street Finance Corp.	227
3,640	Financial Engines, Inc.	216
3,235	Main Street Capital Corp.	97
9,586	Waddell & Reed Financial, Inc., Class - A	494
		1,112
	Auto Components — 0.05%
4,796	Superior Industries, Inc.	86

	Auto Parts & Equipment — 1.04%
4,084	Autoliv, Inc.	357
22,425	Dana Holding Corp.	513
5,214	Fuel Systems Solutions, Inc.(a)	103
22,450	Modine Manufacturing Co.(a)	328
2,499	Standard Motor Products, Inc.	80
1,950	Tenneco, Inc.(a)	98
2,840	TRW Automotive Holdings Corp.(a)	203
1,339	Visteon Corp.(a)	101
		1,783
	Automobile Manufacturers — 0.14%
1,205	Tesla Motors, Inc.(a)	233

	Automotive Retail — 0.12%
1,350	Group 1 Automotive, Inc.	105
4,138	Sonic Automotive, Inc., Class - A	98
		203
	Biotechnology — 1.70%
8,855	Acadia Pharmaceuticals, Inc.(a)	243
1,593	BioMarin Pharmaceutical, Inc.(a)	115
2,405	Celldex Therapeutics, Inc.(a)	85
1,207	Cellular Dynamics International, Inc.(a)	22
11,019	Cepheid, Inc.(a)	430
6,791	Cubist Pharmaceuticals, Inc.(a)	432
5,758	Emergent BioSolutions, Inc.(a)	110
49,352	Enzon Pharmaceuticals, Inc.	83
235	Foundation Medicine, Inc.(a)	9
5,830	Genomic Health, Inc.(a)	178
11,900	InterMune, Inc.(a)	183
700	Intrexon Corp.(a)	17
4,380	Isis Pharmaceuticals, Inc.(a)	164
12,461	Myriad Genetics, Inc.(a)	293
21,827	Nanosphere, Inc.(a)	44
7,382	NPS Pharmaceuticals, Inc.(a)	235
10,778	PDL BioPharma, Inc.	86
1,757	Tesaro, Inc.(a)	68

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
1,321	United Therapeutics Corp.(a)	$104
		2,901
	Building Products — 1.67%
10,580	A.O. Smith Corp.	478
3,200	Apogee Enterprises, Inc.	95
1,800	Armstrong World Industries, Inc.(a)	99
33,266	Griffon Corp.	417
8,820	Lennox International, Inc.	664
12,325	Masonite International Corp.(a)	603
3,550	Trex Co., Inc.(a)	176
8,253	Universal Forest Products, Inc.	347
		2,879
	Capital Markets — 0.13%
8,837	BlackRock Kelso Capital Corp.	84
3,865	Piper Jaffray Cos., Inc.(a)	132
		216
	Casinos & Gaming — 0.11%
1,075	Churchill Downs, Inc.	93
5,075	Monarch Casino & Resort, Inc.(a)	96
		189
	Coal & Consumable Fuels — 0.26%
5,102	Cloud Peak Energy, Inc.(a)	75
3,850	CONSOL Energy, Inc.	130
9,905	Hallador Energy Co.	72
60,610	KiOR, Inc., Class - A(a)	171
		448
	Commercial Banks — 0.71%
3,496	1st Source, Inc.	94
4,855	Enterprise BanCorp, Inc.	92
5,855	First Bancorp, Inc.	85
16,765	First Midwest BanCorp, Inc.	253
4,179	S & T BanCorp, Inc.	101
4,685	SVB Financial Group(a)	405
3,074	The Bank of Kentucky Financial Corp.	84
2,226	Wintrust Financial Corp.	91
		1,205
	Commercial Printing — 0.11%
2,496	Deluxe Corp.	104
4,857	Ennis, Inc.	88
		192
	Commercial Services & Supplies — 0.06%
2,787	Multi-Color Corp.	95

	Commodity Chemicals — 0.48%
8,238	Methanex Corp.	422
12,310	Tronox Ltd., Class - A	302
883	Westlake Chemical Corp.	92
		816
	Communications Equipment — 0.53%
3,904	ADTRAN, Inc.	104
7,066	Arris Group, Inc.(a)	121
3,350	Black Box Corp.	103
22,437	Infinera Corp.(a)	253
4,788	Oplink Communications, Inc.(a)	90
8,949	Riverbed Technology, Inc.(a)	131
33,202	Westell Technologies, Inc., Class - A(a)	111
		913
	Computer & Electronics Retail — 0.51%
18,352	Rent-A-Center, Inc.	700
2,808	REX American Resources Corp.(a)	86
8,665	Systemax, Inc.	80
		866
	Computer Storage & Peripherals — 0.25%
2,851	Lexmark International, Inc., Class - A	94
9,019	QLogic Corp.(a)	99
5,330	Synaptics, Inc.(a)	236
30	Violin Memory, Inc.(a)	–
		429
	Construction & Engineering — 1.53%
2,723	AECOM Technology Corp.(a)	85
5,446	Foster Wheeler AG(a)	143
2,430	Jacobs Engineering Group, Inc.(a)	141
6,500	KBR, Inc.	212
10,296	MasTec, Inc.(a)	312
22,720	McDermott International, Inc.(a)	169
3,152	Michael Baker Corp.	128
4,236	MYR Group, Inc.(a)	103
2,943	Northwest Pipe Co.(a)	97
11,995	Primoris Services Corp.	306
11,045	Quanta Services, Inc.(a)	304
8,861	Sterling Construction Co., Inc.(a)	82
25,340	Tutor Perini Corp.(a)	539
		2,621
	Construction & Farm Machinery & Heavy Trucks — 1.02%
2,079	Alamo Group, Inc.	102
7,690	CNH Industrial NV(a)	96
29,940	Meritor, Inc.(a)	235
5,281	Miller Industries, Inc.	90
1,513	NACCO Industries, Inc., Class - A	84
2,281	Oshkosh Corp.(a)	112
5,099	Titan International, Inc.	75
2,213	Trinity Industries, Inc.	100
46,280	Wabash National Corp.(a)	539
3,555	WABCO Holdings, Inc.(a)	299
		1,732
	Construction Materials — 0.76%
11,130	CaesarStone Sdot Yam Ltd.(a)	508
8,400	Eagle Materials, Inc.	610
1,950	Martin Marietta Materials, Inc.	191
		1,309
	Consumer Electronics — 0.26%
5,144	Harman International Industries, Inc.	341
2,926	Universal Electronics, Inc.(a)	105
		446
	Consumer Finance — 0.47%
1,777	Cash America International, Inc.	80
13,446	EZCORP, Inc., Class - A(a)	227
9,170	Green Dot Corp., Class - A(a)	242
2,285	Nelnet, Inc., Class - A	88
5,336	Nicholas Financial, Inc.	87

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Consumer Finance (continued)
956	World Acceptance Corp.(a)	$86
		810
	Data Processing & Outsourced Services — 1.02%
3,235	Broadridge Financial Solutions, Inc.	103
1,833	Cass Information Systems, Inc.	98
4,692	Convergys Corp.	88
3,621	CoreLogic, Inc.(a)	98
3,852	CSG Systems International, Inc.	96
1,256	DST Systems, Inc.	95
13,341	Global Cash Access Holdings, Inc.(a)	104
2,303	Global Payments, Inc.	118
8,075	Jack Henry & Associates, Inc.	416
4,106	Syntel, Inc.	328
3,530	TeleTech Holdings, Inc.(a)	89
4,970	VeriFone Systems, Inc.(a)	114
		1,747
	Department Stores — 0.05%
1,007	Dillard's, Inc., Class - A	79

	Distributors — 0.05%
6,760	VOXX International Corp.(a)	93

	Diversified Banks — 0.05%
3,627	Banco Latinoamericano de Comercio Exterior SA, Class - E	90

	Diversified Chemicals — 0.58%
12,475	Cabot Corp.	533
5,146	FMC Corp.	369
3,516	Olin Corp.	81
		983
	Diversified Consumer Services — 0.04%
1,880	Weight Watchers International, Inc.	70

	Diversified Metals & Mining — 0.40%
22,880	Globe Specialty Metals, Inc.	354
12,960	Horsehead Holding Corp.(a)	161
5,779	SunCoke Energy, Inc.(a)	98
2,627	US Silica Holdings, Inc.	65
		678
	Diversified Real Estate Activities — 0.12%
3,205	Alexander & Baldwin, Inc.(a)	115
2,677	Coresite Realty Corp.	91
		206
	Diversified Real Estate Investment Trusts — 0.25%
9,549	CapLease, Inc.	81
3,562	Colonial Properties Trust	80
8,336	Cousins Properties, Inc.	86
1,259	PS Business Parks, Inc.	94
7,095	Winthrop Realty Trust, Inc.	79
		420
	Diversified Support Services — 0.25%
8,550	KAR Auction Services, Inc.	242
3,850	Ritchie Bros. Auctioneers, Inc.	78
885	UniFirst Corp.	92
		412
	Education Services — 0.59%
4,378	Apollo Group, Inc., Class - A(a)	91
6,764	Bridgepoint Education, Inc.(a)	122
1,988	Capella Education Co.(a)	112
2,616	Grand Canyon Education, Inc.(a)	105
18,514	K12, Inc.(a)	573
		1,003
	Electric Utilities — 0.67%
1,710	ALLETE, Inc.	83
3,166	Avista Corp.	84
11,900	El Paso Electric Co.	397
1,762	IDACORP, Inc.	85
2,561	ITC Holdings Corp.	240
2,831	Portland General Electric Co.	80
3,879	The Empire District Electric Co.	84
1,907	UNS Energy Corp.	89
		1,142
	Electrical Components & Equipment — 1.76%
5,740	Anixter International, Inc.(a)	503
12,857	Belden, Inc.	824
16,859	Brady Corp.	514
3,748	Chase Corp.	110
2,479	Encore Wire Corp.	98
7,975	EnerSys	484
11,126	GrafTech International Ltd.(a)	94
2,786	Hubbell, Inc., Class - B	292
1,216	Preformed Line Products Co.	87
		3,006
	Electronic Equipment, Instruments & Components — 1.59%
1,382	Control4 Corp.(a)	24
2,554	Dolby Laboratories, Inc., Class - A	88
13,229	DTS, Inc.(a)	278
6,450	Itron, Inc.(a)	276
4,313	Littelfuse, Inc.	337
8,428	National Instruments Corp.	261
6,188	Newport Corp.(a)	97
1,305	Regal-Beloit Corp.	89
3,185	Rofin-Sinar Technologies, Inc.(a)	77
15,012	Rogers Corp.(a)	893
6,670	Universal Display Corp.(a)	214
6,011	Vishay Intertechnology, Inc.(a)	77
		2,711
	Electronic Manufacturing Services — 0.87%
42,495	Flextronics International Ltd.(a)	386
3,803	IPG Photonics Corp.	214
10,295	Jabil Circuit, Inc.	223
2,190	Measurement Specialties, Inc.(a)	119
5,779	Multi-Fineline Electronix, Inc.(a)	94
2,929	Plexus Corp.(a)	109
7,710	Trimble Navigation Ltd.(a)	228
10,215	TTM Technologies, Inc.(a)	100
		1,473
	Environmental & Facilities Services — 0.15%
9,950	Tetra Tech, Inc.(a)	258

	Food & Staples Retailing — 0.07%
6,798	Tesco Corp.(a)	113

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food Distributors — 0.11%
3,653	Nash Finch Co.	$96
4,492	Spartan Stores, Inc.	100
		196
	Food Products — 0.06%
3,153	Fresh Del Monte Produce, Inc.	94

	Food Retail — 0.32%
3,100	Fairway Group Holdings Corp.(a)	79
3,330	Ingles Markets, Inc., Class - A	96
1,599	The Andersons, Inc.	112
5,538	The Fresh Market, Inc.(a)	262
		549
	Footwear — 0.44%
3,979	Deckers Outdoor Corp.(a)	262
2,821	Iconix Brand Group, Inc.(a)	94
5,206	R.G. Barry Corp.	98
5,094	Wolverine World Wide, Inc.	297
		751
	Gas Utilities — 0.45%
1,613	Chesapeake Utilities Corp.	85
1,828	Southwest Gas Corp.	91
1,867	The Laclede Group, Inc.	84
13,132	UGI Corp.	514
		774
	General Merchandise Stores — 0.20%
17,358	Fred's, Inc., Class - A	271
6,189	Gordmans Stores, Inc.	70
		341
	Gold — 0.12%
7,620	Agnico-Eagle Mines Ltd.	202

	Health Care Distributors — 0.52%
2,710	MWI Veterinary Supply, Inc.(a)	405
11,742	Owens & Minor, Inc.	406
6,408	PharMerica Corp.(a)	85
		896
	Health Care Equipment & Supplies — 3.72%
13,717	CryoLife, Inc.	96
49,556	DexCom, Inc.(a)	1,399
2,430	Edwards Lifesciences Corp.(a)	169
2,590	Greatbatch, Inc.(a)	88
1,700	HeartWare International, Inc.(a)	124
37,628	Insulet Corp.(a)	1,364
5,753	Invacare Corp.	99
18,840	MAKO Surgical Corp.(a)	556
4,089	Neogen Corp.(a)	248
8,062	Novadaq Technologies, Inc.(a)	134
4,931	Sirona Dental Systems, Inc.(a)	330
1,895	STERIS Corp.	81
26,435	Symmetry Medical, Inc.(a)	216
7,217	The Cooper Cos., Inc.	936
54,390	Unilife Corp.(a)	181
7,920	West Pharmaceutical Services, Inc.	326
		6,347
	Health Care Providers & Services — 2.19%
10,799	Acadia Healthcare Co., Inc.(a)	426
4,162	Almost Family, Inc.	81
6,768	Amedisys, Inc.(a)	117
2,379	AmSurg Corp.(a)	94
5,260	Catamaran Corp.(a)	242
7,657	Chemed Corp.	547
15,779	Five Star Quality Care, Inc.(a)	82
2,891	HealthSouth Corp.	100
2,445	Healthways, Inc.(a)	45
6,312	Kindred Healthcare, Inc.	85
3,955	LHC Group, Inc.(a)	93
11,167	LifePoint Hospitals, Inc.(a)	521
3,670	MEDNAX, Inc.(a)	368
1,761	National Healthcare Corp.	83
3,084	Providence Service Corp.(a)	88
10,080	Select Medical Holdings Corp.	81
2,342	The Ensign Group, Inc.	96
21,479	VCA Antech, Inc.(a)	590
		3,739
	Health Care Technology — 0.73%
1,610	athenahealth, Inc.(a)	175
4,151	HealthStream, Inc.(a)	157
7,091	Medidata Solutions, Inc.(a)	701
9,240	Omnicell, Inc.(a)	219
		1,252
	Home Entertainment Software — 0.16%
10,590	Electronic Arts, Inc.(a)	271

	Home Improvement Retail — 0.05%
2,675	The Tile Shop Holdings, Inc.(a)	79

	Homebuilding — 0.10%
3,900	Meritage Homes Corp.(a)	168

	Homefurnishing Retail — 0.43%
4,902	Kirkland's, Inc.(a)	90
5,550	Restoration Hardware Holdings, Inc.(a)	352
12,010	Select Comfort Corp.(a)	292
		734
	Household Appliances — 0.50%
2,196	Helen of Troy Ltd.(a)	97
3,571	Snap-on, Inc.	355
6,196	SodaStream International Ltd.(a)	387
		839
	Housewares & Specialties — 0.28%
3,327	CSS Industries, Inc.	80
6,123	Lifetime Brands, Inc.	94
3,579	Tupperware Brands Corp.	309
		483
	Human Resource & Employment Services — 0.12%
4,738	Kelly Services, Inc., Class - A	92
4,872	Korn/Ferry International(a)	105
		197
	Industrial Conglomerates — 0.27%
2,725	Carlisle Cos., Inc.	192
8,339	Kimball International, Inc., Class - B	92
31	Seaboard Corp.	85

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Industrial Conglomerates (continued)
1,616	Standex International Corp.	$96
		465
	Industrial Machinery — 2.74%
12,985	Actuant Corp., Class - A	504
4,518	Ampco-Pittsburgh Corp.	81
4,308	Briggs & Stratton Corp.	87
2,213	Chart Industries, Inc.(a)	272
1,900	Dynamic Materials Corp.	44
25,482	Harsco Corp.	634
4,350	IDEX Corp.	284
3,899	John Bean Technologies Corp.	97
7,016	Kennametal, Inc.	320
6,973	Lincoln Electric Holdings, Inc.	465
51,522	Mueller Water Products, Inc., Class - A	412
4,205	Pall Corp.	324
1,772	Pentair Ltd. - Registered	115
6,771	Proto Labs, Inc.(a)	517
2,508	The ExOne Co.(a)	107
2,995	Valmont Industries, Inc.	416
		4,679
	Industrial Real Estate Investment Trusts — 0.18%
3,736	EastGroup Properties, Inc.	221
5,518	First Industrial Realty Trust, Inc.	90
		311
	Insurance — 0.05%
7,443	Maiden Holdings Ltd.	88

	Integrated Oil & Gas — 0.27%
6,667	Interoil Corp.(a)	475

	Internet Retail — 0.22%
6,719	Shutterfly, Inc.(a)	375

	Internet Software & Services — 2.96%
6,040	Akamai Technologies, Inc.(a)	312
16,570	Angie's List, Inc.(a)	373
22,780	Brightcove, Inc.(a)	256
2,305	ChannelAdvisor Corp.(a)	84
21,604	Cogent Communications Group, Inc.	696
3,790	comScore, Inc.(a)	110
3,060	Cornerstone OnDemand, Inc.(a)	157
2,454	Cvent, Inc.(a)	86
5,614	Demandware, Inc.(a)	260
9,320	Dice Holdings, Inc.(a)	79
4,459	Digital River, Inc.(a)	80
13,386	EarthLink, Inc.	66
6,388	Gogo, Inc.(a)	114
6,450	Intralinks Holdings, Inc.(a)	57
1,975	j2 Global, Inc.	98
67,400	Monster Worldwide, Inc.(a)	298
36,078	QuinStreet, Inc.(a)	341
17,040	Responsys, Inc.(a)	281
1,550	Rocket Fuel, Inc.(a)	83
5,703	Textura Corp.(a)	246
11,474	United Online, Inc.	92
3,542	ValueClick, Inc.(a)	74
6,140	Web.com Group, Inc.(a)	199
5,290	Xoom Corp.(a)	168
5,391	Yelp, Inc.(a)	357
19,748	Zix Corp.(a)	97
		5,064
	Investment Banking & Brokerage — 0.51%
4,976	FXCM, Inc., Class - A	98
4,829	International Fcstone, Inc.(a)	99
3,790	LPL Financial Holdings, Inc.	145
4,437	Oppenheimer Holdings, Inc., Class - A	79
7,098	Raymond James Financial, Inc.	296
3,802	Stifel Financial Corp.(a)	157
		874
	IT Consulting & Other Services — 0.41%
3,782	Acxiom Corp.(a)	107
4,879	Booz Allen Hamilton Holding Corp.	94
1,354	CACI International, Inc., Class - A(a)	94
3,752	Computer Task Group, Inc.	61
5,517	iGATE Corp.(a)	153
3,263	ManTech International Corp., Class - A	94
4,096	Unisys Corp.(a)	103
		706
	Leisure Products — 0.15%
3,260	Johnson Outdoors, Inc., Class - A(a)	87
17,698	Leapfrog Enterprises, Inc.(a)	167
		254
	Life & Health Insurance — 0.99%
24,711	American Equity Investment Life Holding Co.	524
1,897	FBL Financial Group, Inc., Class - A	85
449	National Western Life Insurance Co., Class - A	91
10,040	Primerica, Inc.	405
9,420	Protective Life Corp.	401
1,729	StanCorp Financial Group, Inc.	95
5,450	Symetra Financial Corp.	97
		1,698
	Life Sciences Tools & Services — 1.01%
20,704	Affymetrix, Inc.(a)	128
768	Bio-Rad Laboratories, Inc., Class - A(a)	90
5,844	Cambrex Corp.(a)	77
2,000	Charles River Laboratories International, Inc.(a)	93
2,825	Fluidigm Corp.(a)	62
17,484	Harvard Bioscience, Inc.(a)	92
3,175	ICON PLC(a)	130
4,202	Illumina, Inc.(a)	340
9,848	Luminex Corp.(a)	197
6,674	PAREXEL International Corp.(a)	335
7,873	QIAGEN NV(a)	169
		1,713
	Machinery — 0.08%
6,035	Columbus McKinnon Corp./NY(a)	145

	Managed Health Care — 0.55%
1,520	Magellan Health Services, Inc.(a)	91
3,877	Triple-S Management Corp., Class - A(a)	71
11,283	WellCare Health Plans, Inc.(a)	787
		949

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Marine — 0.22%
3,505	International Shipholding Corp.	$96
2,253	Kirby Corp.(a)	195
3,270	Matson, Inc.	86
		377
	Marine Ports & Services — 0.05%
3,467	CAI International, Inc.(a)	81

	Media — 0.47%
2,353	AOL, Inc.	81
70,695	Harte-Hanks, Inc.	625
11,101	Journal Communications, Inc., Class - A(a)	95
		801
	Metal & Glass Containers — 0.47%
5,386	AptarGroup, Inc.	324
23,730	Berry Plastics Group, Inc.(a)	474
		798
	Metals & Mining — 0.13%
1,321	Kaiser Aluminum Corp.	94
7,823	Nn, Inc.	122
		216
	Mortgage Real Estate Investment Trusts — 0.36%
15,478	Anworth Mortgage Asset Corp.	75
7,002	Capstead Mortgage Corp.	82
7,977	Dynex Capital, Inc.	70
3,412	Hatteras Financial Corp.	64
16,450	Redwood Trust, Inc.	324
		615
	Mortgage REITs — 0.14%
4,668	AG Mortgage Investment Trust, Inc.	78
19,070	Armour Residential REIT, Inc.	80
18,368	Gramercy Property Trust, Inc.(a)	76
		234
	Movies & Entertainment — 0.57%
10,530	Imax Corp.(a)	318
16,570	Lions Gate Entertainment Corp.(a)	581
4,824	Regal Entertainment Group, Class - A	92
		991
	Multi-line Insurance — 0.42%
9,433	American Financial Group, Inc.	510
4,910	HCC Insurance Holdings, Inc.	215
		725
	Multiline Retail — 0.06%
2,575	Big Lots, Inc.(a)	96

	Multi-Sector Holdings — 0.18%
11,171	Leucadia National Corp.	304

	Multi-Utilities—0.35%
6,463	Black Hills Corp.	322
2,162	NorthWestern Corp.	97
3,827	PNM Resources, Inc.	87
2,550	Vectren Corp.	85
		591
	Office Real Estate Investment Trusts — 0.49%
4,302	Alexandria Real Estate Equities, Inc.	275
6,391	Brandywine Realty Trust	84
10,081	Corporate Office Properties Trust	233
4,251	CyrusOne, Inc.	81
7,119	Lexington Realty Trust	80
5,091	Parkway Properties, Inc.	90
		843
	Office Services & Supplies — 0.65%
53,306	ARC Document Solutions, Inc.(a)	245
10,725	Herman Miller, Inc.	313
5,638	Pitney Bowes, Inc.	103
5,162	Sykes Enterprises, Inc.(a)	92
8,231	United Stationers, Inc.	358
		1,111
	Oil & Gas Drilling — 0.74%
15,273	Atwood Oceanics, Inc.(a)	841
4,161	Patterson-UTI Energy, Inc.	89
7,300	Unit Corp.(a)	339
		1,269
	Oil & Gas Equipment & Services — 0.78%
4,203	C&J Energy Services, Inc.(a)	84
2,195	Dawson Geophysical Co.(a)	71
4,001	Dril-Quip, Inc.(a)	460
75	Geospace Technologies Corp.(a)	6
4,982	Mitcham Industries, Inc.(a)	76
3,552	Natural Gas Services Group, Inc.(a)	95
7,569	Newpark Resources, Inc.(a)	96
5,852	RPC, Inc.	91
13,869	Superior Energy Services, Inc.(a)	347
		1,326
	Oil & Gas Exploration & Production — 1.65%
16,399	Bill Barrett Corp.(a)	412
4,140	Bonanza Creek Energy, Inc.(a)	200
12,552	Cabot Oil & Gas Corp.	468
18,520	Carrizo Oil & Gas, Inc.(a)	691
2,355	Contango Oil & Gas Co.	87
4,084	Continental Resources, Inc.(a)	438
9,513	Goodrich Petroleum Corp.(a)	231
1,748	Gulfport Energy Corp.(a)	112
2,956	PDC Energy, Inc.(a)	176
		2,815
	Oil & Gas Refining & Marketing — 0.43%
1,764	CVR Energy, Inc.	68
2,820	Delek US Holdings, Inc.	59
9,749	Rex Energy Corp.(a)	217
3,000	Western Refining, Inc.	90
7,943	World Fuel Services Corp.	297
		731
	Oil & Gas Storage & Transportation — 0.05%
5,669	Ship Finance International Ltd.	87

	Oil, Gas & Consumable Fuels — 0.23%
2,134	Clayton Williams Energy, Inc.(a)	112
2,803	EPL Oil & Gas, Inc.(a)	104
30,600	SandRidge Energy, Inc.(a)	179
		395

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Packaged Foods & Meats — 0.47%
11,525	Boulder Brands, Inc.(a)	$185
1,829	Cal-Maine Foods, Inc.	88
6,760	Ingredion, Inc.	447
8,972	Omega Protein Corp.(a)	91
		811
	Paper & Forest Products — 0.06%
1,276	Domtar Corp.	101

	Paper Packaging — 0.19%
9,970	Boise, Inc.	126
3,607	Packaging Corp. of America	206
		332
	Paper Products — 0.11%
2,598	Neenah Paper, Inc.	102
3,320	P.H. Glatfelter Co.	90
		192
	Personal Products — 0.12%
4,081	Nutraceutical International Corp.	97
1,188	USANA Health Sciences, Inc.(a)	103
		200
	Pharmaceuticals — 0.85%
2,070	Actavis, Inc.(a)	298
2,432	Aegerion Pharmaceuticals, Inc.(a)	208
5,177	Auxilium Pharmaceuticals, Inc.(a)	94
2,499	Hi-Tech Pharmacal Co., Inc.	108
4,447	Impax Laboratories, Inc.(a)	91
1,234	Jazz Pharmaceuticals PLC(a)	113
14,882	Nektar Therapeutics(a)	156
711	Perrigo Co.	88
16,872	POZEN, Inc.(a)	97
2,612	The Medicines Co.(a)	88
2,907	ViroPharma, Inc.(a)	114
		1,455
	Property & Casualty Insurance — 1.48%
1,459	Alleghany Corp.(a)	597
18,916	Argo Group International Holdings Ltd.	811
18,708	Aspen Insurance Holdings Ltd.	679
11,447	Universal Insurance Holdings, Inc.	81
8,421	W.R. Berkley Corp.	361
		2,529
	Publishing — 0.66%
2,837	Scholastic Corp.	81
2,875	Shutterstock, Inc.(a)	209
28,981	Valassis Communications, Inc.	837
		1,127
	Railroads — 0.11%
1,668	Kansas City Southern Industries	182

	Real Estate Investment Trusts (REITs) — 0.15%
7,334	Ashford Hospitality Trust	91
15,910	Cedar Realty Trust, Inc.	82
5,123	Invesco Mortgage Capital	79
		252
	Regional Banks — 4.35%
32,263	BancorpSouth, Inc.	643
36,177	BBCN Bancorp, Inc.	498
2,297	Camden National Corp.	94
70,064	CapitalSource, Inc.	832
2,312	Century Bancorp, Inc., Class - A	77
18,078	Columbia Banking System, Inc.	447
8,856	Cullen/Frost Bankers, Inc.	625
4,970	First Bancorp, Inc. Maine	83
435	First Citizens BancShares, Inc., Class - A	89
5,200	First Community Bancshares, Inc.	85
4,207	First Interstate BancSystem, Inc.	102
3,043	Great Southern Bancorp, Inc.	86
3,133	Heartland Financial USA, Inc.	87
5,477	IBERIABANK Corp.	284
3,830	International Bancshares Corp.	83
6,000	MainSource Financial Group, Inc.	91
90,014	National Penn Bancshares, Inc.	905
3,879	NBT Bancorp, Inc.	89
3,925	Peoples Bancorp, Inc.	82
11,592	Popular, Inc.(a)	304
3,674	Republic Bancorp, Inc., Class - A	101
4,789	Suffolk Bancorp(a)	85
101,000	Synovus Financial Corp.	333
54,830	TCF Financial Corp.	783
16,697	Webster Financial Corp.	426
3,222	WesBanco, Inc.	96
		7,410
	Reinsurance — 0.23%
2,724	Everest Re Group Ltd.	396

	Research and Consulting Services — 0.35%
12,124	CBIZ, Inc.(a)	90
2,684	ICF International, Inc.(a)	95
17,770	RPX Corp.(a)	311
2,037	VSE Corp.	96
		592
	Residential Real Estate Investment Trusts — 0.40%
5,209	Associated Estates Realty Corp.	78
2,192	Equity Lifestyle Properties, Inc.	75
8,440	Mid-America Apartment Communities, Inc.	527
		680
	Restaurants — 0.97%
1,852	Bob Evans Farms, Inc.	106
4,525	Buffalo Wild Wings, Inc.(a)	504
12,709	Carrols Restaurant Group, Inc.(a)	78
2,044	CEC Entertainment, Inc.	94
3,352	Chuy's Holdings, Inc.(a)	120
5,218	Del Frisco's Restaurant Group, Inc.(a)	105
15,274	Denny's Corp.(a)	93
4,258	Fiesta Restaurant Group, Inc.(a)	160
16,819	Krispy Kreme Doughnuts, Inc.(a)	326
9,394	Ruby Tuesday, Inc.(a)	70
		1,656
	Retail Real Estate Investment Trusts — 0.10%
4,502	Pennsylvania Real Estate Investment Trust	84
5,549	Ramco-Gershenson Properties Trust	86
		170

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Security & Alarm Services — 0.05%
3,183	The Brink's Co.	$90

	Semiconductor Equipment — 0.93%
6,674	Advanced Energy Industries, Inc.(a)	117
19,587	Amkor Technology, Inc.(a)	84
3,193	Cabot Microelectronics Corp.(a)	123
8,689	Entegris, Inc.(a)	88
4,246	FEI Co.	373
15,980	SunEdison, Inc.(a)	127
4,801	Teradyne, Inc.(a)	79
6,840	Tessera Technologies, Inc.	132
12,690	Ultratech, Inc.(a)	385
2,302	Veeco Instruments, Inc.(a)	86
		1,594
	Semiconductors — 3.11%
10,531	Alpha & Omega Semiconductor Ltd.(a)	89
6,744	Altera Corp.	251
10,700	Applied Micro Circuits Corp.(a)	138
1,315	Cavium, Inc.(a)	54
51,981	Cypress Semiconductor Corp.	486
24,669	Diodes, Inc.(a)	604
27,756	Fairchild Semiconductor International, Inc.(a)	386
13,182	GSI Technology, Inc.(a)	93
7,403	Integrated Silicon Solution, Inc.(a)	81
18,912	International Rectifier Corp.(a)	468
7,776	IXYS Corp.	75
10,832	Maxim Integrated Products, Inc.	323
8,996	Microsemi Corp.(a)	218
21,198	Monolithic Power Systems, Inc.	641
19,830	ON Semiconductor Corp.(a)	145
1,740	Power Integrations, Inc.	94
5,469	Semtech Corp.(a)	164
3,133	Silicon Laboratories, Inc.(a)	134
20,532	Skyworks Solutions, Inc.(a)	510
6,714	Spansion, Inc., Class - A(a)	68
35,570	TriQuint Semiconductor, Inc.(a)	289
		5,311
	Semiconductors & Semiconductor Equipment — 0.15%
13,670	Atmel Corp.(a)	102
16,420	Integrated Device Technology, Inc.(a)	154
		256
	Soft Drinks — 0.05%
1,353	Coca-Cola Bottling Co. Consolidated	85

	Software — 0.01%
1,400	SeaChange International, Inc.(a)	16

	Specialized Consumer Services — 0.51%
3,521	Hillenbrand, Inc.	96
8,995	LifeLock, Inc.(a)	133
10,760	Matthews International Corp., Class - A	410
1,393	Outerwall, Inc.(a)	70
5,028	Regis Corp.	74
1,891	Sotheby's	93
		876
	Specialized Finance — 0.35%
2,544	Encore Capital Group, Inc.(a)	117
5,128	Interactive Brokers Group, Inc., Class - A	96
16,472	PHH Corp.(a)	391
		604

	Specialized Real Estate Investment Trusts — 0.55%
5,156	CubeSmart	92
46,953	DiamondRock Hospitality Co.	501
3,510	LaSalle Hotel Properties	100
3,976	Potlatch Corp.	158
7,095	Sunstone Hotel Investors, Inc.	90
		941
	Specialty Chemicals — 0.85%
3,219	A. Schulman, Inc.	95
4,972	Albemarle Corp.	312
2,250	Celanese Corp., Series A	119
1,970	H.B. Fuller Co.	89
10,900	Kraton Performance Polymers, Inc.(a)	214
1,228	NewMarket Corp.	353
2,699	OM Group, Inc.(a)	91
1,337	Quaker Chemical Corp.	98
1,521	Stepan Co.	88
		1,459
	Specialty Retail — 0.16%
12,095	Flotek Industries, Inc.(a)	278

	Specialty Stores — 0.62%
7,939	Cabela's, Inc.(a)	501
6,898	Tractor Supply Co.	463
7,295	West Marine, Inc.(a)	89
		1,053
	Steel — 0.56%
10,590	Allegheny Technologies, Inc.	323
4,876	Carpenter Technology Corp.	283
3,561	Olympic Steel, Inc.	99
5,638	Schnitzer Steel Industries, Inc., Class - A	155
5,727	Steel Dynamics, Inc.	96
		956
	Systems Software — 1.22%
6,046	Fleetmatics Group Ltd.(a)	227
3,230	Gigamon, Inc.(a)	125
10,899	Infoblox, Inc.(a)	456
3,833	NetSuite, Inc.(a)	414
3,911	Progress Software Corp.(a)	101
6,082	Rally Software Development Corp.(a)	182
26,569	Rovi Corp.(a)	509
4,819	Walker & Dunlop, Inc.(a)	77
		2,091
	Technology Distributors — 0.88%
31,405	Ingram Micro, Inc.(a)	723
25,649	Insight Enterprises, Inc.(a)	485
5,410	PC Connection, Inc.	82
1,995	SYNNEX Corp.(a)	123
1,818	Tech Data Corp.(a)	91
		1,504
	Thrifts & Mortgage Finance — 0.54%
8,050	Astoria Financial Corp.	100
2,650	Bofl Holding, Inc.(a)	172
5,503	Dime Community Bancshares	92

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Thrifts & Mortgage Finance (continued)
2,978	Federal Agricultural Mortgage Corp., Class - C	$99
3,617	First Defiance Financial Corp.	85
5,063	Flushing Financial Corp.	93
5,529	OceanFirst Financial Corp.	93
3,245	WSFS Financial Corp.	196
		930
	Tobacco — 0.04%
1,413	Universal Corp.	72

	Trading Companies & Distributors — 0.98%
5,424	Aircastle Ltd.	94
8,230	Applied Industrial Technologies, Inc.	424
4,072	GATX Corp.	194
16,230	MRC Global, Inc.(a)	434
1,937	TAL International Group, Inc.	91
4,502	Watsco, Inc.	424
		1,661
	Trucking — 0.41%
506	AMERCO, Inc.	93
12,007	Con-way, Inc.	518
1,376	Ryder System, Inc.	82
		693
	Wireless Telecommunication Services — 0.73%
130,137	NII Holdings, Inc.(a)	790
3,180	SBA Communications Corp., Class - A(a)	256
3,705	Telephone & Data Systems, Inc.	109
6,357	USA Mobility, Inc.	90
		1,245
	Total Common Stocks	137,765

	Contingent Rights — 0.00%

	Biotechnology — 0.00%
700	Clinical Data, Inc.*(a)(b)	–

	Electronic Manufacturing Services — 0.00%
1,400	Gerber Scientific, Inc.*(a)(c)	–

	Oil & Gas Refining & Marketing — 0.00%
6,600	CVR Energy, Inc.*(a)	–

	Total Contingent Rights	–

	Time Deposit — 2.59%
$4,420	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/13	4,420
	Total Time Deposit	4,420

	Mutual Fund — 0.18%
301,419	SSgA Treasury Money Market Fund, 0.00% (d)	301
	Total Mutual Fund	301
	Total Investments
	(cost $95,189) — 83.42%	$142,486
	Other assets in excess of liabilities — 16.58%	28,315

	Net Assets - 100.00%	$170,801

Amounts designated as "—" are $0 or have been rounded to $0.

*	Security was fair valued on September 30, 2013 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolio of Investments.
(a)	Represents non-income producing security.
(b)	Rights entitle the Portfolio to cash based on the company's achievement of milestones in connection with a pharmaceutical drug that was brought to market.
(c)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.
(d)	The rate disclosed is the rate in effect on September 30, 2013.

REIT—Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization — Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2013 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Small Capitalization - Mid Capitalization Equity Portfolio	Cupps Capital Management, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corp.	Pzena Investment Management, LLC	Total

Common Stocks	7.35%	25.18%	17.99%	18.58%	11.55%	80.65%
Contingent Rights	-	-	-	0.00%	-	0.00%
Time Deposit	-	1.44%	0.88%	-	0.27%	2.59%
Mutual Fund	-	-	-	0.18%	-	0.18%
Other Assets (Liabilities)	8.37%	0.05%	0.08%	5.28%	2.80%	16.58%
Total Net Assets	15.72%	26.67%	18.95%	24.04%	14.62%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 97.57%
	Capital Markets — 0.76%
77,033	Retail Opportunity Investments Corp.	$1,065

	Diversified Real Estate Activities — 0.95%
37,200	Alexander & Baldwin, Inc.(a)	1,340

	Diversified Real Estate Investment Trusts — 5.47%
82,300	American Assets Trust, Inc.	2,511
165,500	Cousins Properties, Inc.	1,703
84,300	Excel Trust, Inc.	1,012
33,262	PS Business Parks, Inc.	2,482
		7,708
	Drug Retail — 1.20%
29,800	CVS Caremark Corp.	1,691

	Health Care Providers & Services — 3.36%
85,900	HCA Holdings, Inc.	3,673
14,100	Universal Health Services, Inc.	1,057
		4,730
	Hotels, Resorts & Cruise Lines — 3.36%
37,600	Marriott International, Inc.	1,581
51,700	Wyndham Worldwide Corp.	3,153
		4,734
	Hotels, Restaurants & Leisure — 2.38%
50,500	Starwood Hotels & Resorts Worldwide, Inc.	3,356

	Industrial Real Estate Investment Trusts — 4.89%
45,600	EastGroup Properties, Inc.	2,700
187,221	First Industrial Realty Trust, Inc.	3,046
56,641	STAG Industrial, Inc.	1,140
		6,886
	Office Real Estate Investment Trusts — 12.34%
55,600	Boston Properties, Inc.	5,943
155,200	Douglas Emmett, Inc.	3,643
39,592	Kilroy Realty Corp.	1,978
65,400	SL Green Realty Corp.	5,810
		17,374
	Real Estate Investment Trusts (REITs) — 1.00%
60,100	RLJ Lodging Trust	1,412

	Real Estate Management & Development — 0.51%
38,400	Kennedy-Wilson Holdings, Inc.	713

	Real Estate Operating Companies — 3.28%
244,229	Forest City Enterprises, Inc., Class - A(a)	4,626

	Residential Real Estate Investment Trusts — 16.40%
67,600	AvalonBay Communities, Inc.	8,590
71,632	Camden Property Trust	4,401
90,500	Equity Lifestyle Properties, Inc.	3,092
47,500	Essex Property Trust, Inc.	7,016
		23,099
	Retail Real Estate Investment Trusts — 19.70%
54,247	Acadia Realty Trust	1,339
181,855	DDR Corp.	2,857
380,800	General Growth Properties, Inc.	7,345
85,989	Simon Property Group, Inc.	12,745
51,400	Taubman Centers, Inc.	3,460
		27,746

	Specialized Real Estate Investment Trusts — 20.76%
23,000	American Tower Corp.	1,705
66,199	Extra Space Storage, Inc.	3,029
160,200	Health Care REIT, Inc.	9,992
63,300	Healthcare Trust of America, Inc., Class - A	666
50,800	Public Storage	8,156
76,600	Rayonier, Inc.	4,263
111,700	Sunstone Hotel Investors, Inc.	1,423
		29,234
	Wireless Telecommunication Services — 1.21%
21,261	SBA Communications Corp., Class - A(a)	1,711

	Total Common Stocks	137,425

	Mutual Fund — 3.12%
4,392,372	DWS Government Cash Money Market Fund, 0.03% (b)	4,392
	Total Mutual Fund	4,392

	Total Investments
	(cost $142,470) — 100.69%	141,817
	Liabilities in excess of other assets — (0.69)%	(971)

	Net Assets - 100.00%	$140,846

(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on September 30, 2013.

REIT—Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 60.45%
	Australia — 2.76%
156,584	Alumina Ltd. (Aluminum)(a)	$150
77,830	Amcor Ltd. (Paper Packaging)	759
2,672,743	Beach Energy Ltd. (Oil & Gas Exploration & Production)	3,328
184,410	BHP Billiton Ltd. (Diversified Metals & Mining)	6,146
49,638	Boral Ltd. (Construction Materials)	222
8,629	Caltex Australia Ltd. (Oil & Gas Refining & Marketing)	149
1,405,160	Fortescue Metals Group Ltd. (Steel)	6,225
26,646	Iluka Resources Ltd. (Diversified Metals & Mining)	285
102,606	Incitec Pivot Ltd. (Fertilizers & Agricultural Chemicals)	257
1,818,799	Medusa Mining Ltd. (Gold)(a)	3,783
48,928	Newcrest Mining Ltd. (Gold)	534
23,762	Orica Ltd. (Commodity Chemicals)	445
70,564	Origin Energy Ltd. (Integrated Oil & Gas)	928
28,508	Rio Tinto Ltd. (Diversified Metals & Mining)	1,642
61,421	Santos Ltd. (Oil & Gas Exploration & Production)	864
35,497	Whitehaven Coal Ltd. (Coal & Consumable Fuels)(a)	67
42,513	Woodside Petroleum Ltd. (Oil & Gas Exploration & Production)	1,519
13,207	WorleyParsons Ltd. (Oil & Gas Equipment & Services)	300
		27,603
	Austria — 0.08%
9,415	OMV AG (Integrated Oil & Gas)	464
7,166	Voestalpine AG (Steel)	343
		807
	Belgium — 0.09%
3,773	Solvay SA (Diversified Chemicals)	565
7,257	Umicore SA (Specialty Chemicals)	353
		918
	Bermuda — 0.17%
206,000	Kunlun Energy Co. Ltd. (Oil & Gas Exploration & Production)	288
18,500	Nabors Industries Ltd. (Oil & Gas Drilling)	297
98,000	Nine Dragons Paper Holdings Ltd. (Paper Products)	69
24,213	Seadrill Ltd. (Oil & Gas Drilling)	1,087
		1,741
	Brazil — 0.92%
48,000	Companhia Siderurgica Nacional SA (CSN) (Steel)	203
7,713	Cosan SA Industria e Comercio (Oil & Gas Refining & Marketing)	147
18,070	Duratex SA (Forest Products)	107
15,600	Fibria Celulose SA (Paper Products)(a)	181
88,044	OGX Petroleo e Gas Participacoes SA (Oil & Gas Exploration & Production)(a)	8
195,212	Petroleo Brasileiro SA (Integrated Oil & Gas)	1,500
327,007	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	5,066
7,819	Tupras-Turkiye Petrol Rafinerileri AS (Oil & Gas Refining & Marketing)	166
20,903	Ultrapar Participacoes SA (Oil & Gas Storage & Transportation)	513
83,710	Vale SA (Steel)	1,298
		9,189
	Canada — 8.23%
10,900	Agnico-Eagle Mines Ltd. (Gold)	289
9,587	Agrium, Inc. (Fertilizers & Agricultural Chemicals)	806
7,400	AltaGas Ltd. (Oil & Gas Storage & Transportation)	263
19,800	ARC Resources Ltd. (Oil & Gas Exploration & Production)	505
20,495	Athabasca Oil Corp. (Integrated Oil & Gas)(a)	156
300,299	Barrick Gold Corp. (Gold)	5,594
7,800	Baytex Energy Corp. (Oil & Gas Exploration & Production)	322
11,400	Bonavista Energy Corp. (Oil & Gas Exploration & Production)	143
25,300	Cameco Corp. (Coal & Consumable Fuels)	456
216,469	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)	6,805
31,400	Canadian Oil Sands Ltd. (Oil & Gas Exploration & Production)	609
48,714	Cenovus Energy, Inc. (Integrated Oil & Gas)	1,454
24,377	Crescent Point Energy Corp. (Oil & Gas Exploration & Production)	923
45,704	Eldorado Gold Corp. (Gold)	308
270,942	Enbridge, Inc. (Oil & Gas Storage & Transportation)	11,309
49,311	Enbridge, Inc. (Oil & Gas Storage & Transportation)	2,060
151,567	EnCana Corp. (Oil & Gas Exploration & Production)	2,620
86,861	EnCana Corp. (Oil & Gas Exploration & Production)	1,505
12,600	Enerplus Corp. (Oil & Gas Exploration & Production)	209
278,260	First Quantum Minerals Ltd. (Diversified Metals & Mining)	5,182
9,440	Franco-Nevada Corp. (Gold)	428
184,463	Goldcorp, Inc. (Gold)	4,800
22,015	Husky Energy, Inc. (Integrated Oil & Gas)	633
250,531	Imperial Oil Ltd. (Integrated Oil & Gas)	11,014
19,060	Imperial Oil Ltd. (Integrated Oil & Gas)	837
5,000	Keyera Corp. (Oil & Gas Refining & Marketing)	284
72,521	Kinross Gold Corp. (Gold)	365
158,640	Meg Energy Corp. (Oil & Gas Exploration & Production)(a)	5,474
475,305	New Gold, Inc. (Gold)(a)	2,842
29,850	New Gold, Inc. (Gold)(a)	178
19,498	Pacific Rubiales Energy Corp. (Oil & Gas Exploration & Production)	385

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
18,869	Pembina Pipelines Corp. (Oil & Gas Storage & Transportation)	$625
32,858	Pengrowth Energy Corp. (Oil & Gas Exploration & Production)	193
30,800	Penn West Petroleum Ltd. (Oil & Gas Exploration & Production)	342
9,000	Peyto Exploration & Development Corp. (Oil & Gas Exploration & Production)	266
55,846	Potash Corp. of Saskatchewan, Inc. (Fertilizers & Agricultural Chemicals)	1,746
22,851	Silver Wheaton Corp. (Precious Metals & Minerals)	566
98,298	Suncor Energy, Inc. (Integrated Oil & Gas)	3,515
65,886	Talisman Energy, Inc. (Oil & Gas Exploration & Production)	756
37,097	Teck Cominco Ltd., Class - B (Diversified Metals & Mining)	997
9,851	Tourmaline Oil Corp. (Oil & Gas Exploration & Production)(a)	400
45,400	TransCanada Corp. (Multi-Utilities)	1,995
25,153	Turquoise Hill Resources Ltd. (Diversified Metals & Mining)(a)	111
258,748	Uranium Participation Corp. (Asset Management & Custody Banks)(a)	1,239
6,000	Vermilion Energy, Inc. (Oil & Gas Exploration & Production)	330
48,100	Yamana Gold, Inc. (Gold)	500
		82,339
	Cayman Islands — 0.02%
136,000	China Resources Cement Holdings Ltd. (Construction Materials)	90
117,000	China Shanshui Cement Group Ltd. (Construction Materials)	45
129,000	Lee & Man Paper Manufacturing Ltd. (Paper Products)	76
		211
	Chile — 0.08%
4,704	Cap SA (Steel)	104
76,587	Empresas CMPC SA (Paper Products)	233
29,341	Empresas Copec SA (Oil & Gas Exploration & Production)	416
		753
	China — 0.51%
266,000	Aluminum Corp. of China Ltd., H Shares (Aluminum)(a)	99
79,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	254
67,500	BBMG Corp., H Shares (Construction Materials)	45
124,000	China BlueChemical Ltd., H Shares (Fertilizers & Agricultural Chemicals)	73
260,000	China Coal Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	156
184,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	177
96,000	China Oilfield Services Ltd., H Shares (Oil & Gas Drilling)	241
1,644,869	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	1,287
217,500	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	661
75,600	Inner Mongolia Yitai Coal Co. Ltd., Class - B (Coal & Consumable Fuels)	152
88,000	Jiangxi Copper Co. Ltd., H Shares (Diversified Metals & Mining)	173
1,360,729	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	1,501
146,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Commodity Chemicals)(a)	54
130,000	Yanzhou Coal Mining Co. Ltd., H Shares (Coal & Consumable Fuels)	130
52,000	Zhaojin Mining Industry Co. Ltd., H Shares (Gold)	46
402,000	Zijin Mining Group Co. Ltd., H Shares (Gold)	97
		5,146
	Colombia — 0.11%
24,975	Cementos Argos SA (Construction Materials)	132
318,238	Ecopetrol SA (Integrated Oil & Gas)	729
18,567	Grupo Argos SA (Construction Materials)	220
		1,081
	Curaçao — 0.72%
80,938	Schlumberger Ltd. (Oil & Gas Equipment & Services)	7,152

	Denmark — 0.06%
14,944	Novozymes A/S, B Shares (Specialty Chemicals)	572

	Finland — 0.09%
8,600	Neste Oil Oyj (Oil & Gas Refining & Marketing)	190
34,722	Stora Enso Oyj, R Shares (Paper Products)	294
33,364	UPM-Kymmene Oyj (Paper Products)	462
		946
	France — 1.21%
20,092	Air Liquide SA (Industrial Gases)	2,798
4,014	Arkema SA (Commodity Chemicals)	447
9,950	Compagnie Generale de Geophysique-Veritas (Oil & Gas Equipment & Services)(a)	229
2,106	Imerys SA (Precious Metals & Minerals)	147
12,160	Lafarge SA (Construction Materials)	847
6,560	Technip SA (Oil & Gas Equipment & Services)	770
117,386	Total SA (Integrated Oil & Gas)	6,812
		12,050

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany — 1.00%
59,241	BASF SE (Diversified Chemicals)	$5,682
9,070	HeidelbergCement AG (Construction Materials)	699
11,012	K+S AG - Registered (Fertilizers & Agricultural Chemicals)	285
5,319	Lanxess AG (Diversified Chemicals)	345
11,915	Linde AG (Industrial Gases)	2,360
25,389	ThyssenKrupp AG (Steel)(a)	607
		9,978
	Hong Kong — 0.26%
1,148,302	CNOOC Ltd. (Oil & Gas Exploration & Production)	2,336
97,500	Fosun International Ltd. (Steel)	77
222,000	Shougang Fushan Resources Group Ltd. (Diversified Metals & Mining)	75
69,000	Yingde Gases Group Co. Ltd. (Industrial Gases)	67
		2,555
	Hungary — 0.02%
2,609	MOL Hungarian Oil & Gas PLC (Integrated Oil & Gas)	189

	India — 0.49%
13,102	Reliance Industries Ltd. (Oil & Gas Refining & Marketing)	172
166,605	Reliance Industries Ltd. - Sponsored GDR (Oil & Gas Refining & Marketing)(b)	4,377
20,160	Sesa Sterlite Ltd. - Sponsored ADR (Diversified Metals & Mining)(a)	227
31,200	Tata Steel Ltd. - Sponsored GDR, Registered Shares (Steel)	134
		4,910
	Indonesia — 0.06%
955,500	PT Adaro Energy Tbk (Coal & Consumable Fuels)	74
904,500	PT Bumi Resources Tbk (Coal & Consumable Fuels)(a)	36
27,000	PT Indo Tambangraya Megah Tbk (Coal & Consumable Fuels)	61
94,000	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	146
189,500	PT Semen Gresik (Persero) Tbk (Construction Materials)	214
55,500	PT Tambang Batubara Bukit Asam Tbk (Coal & Consumable Fuels)	61
		592
	Ireland — 0.49%
145,206	CRH PLC (Construction Materials)	3,474
46,868	CRH PLC (Construction Materials)	1,119
28,192	James Hardie Industries SE (Construction Materials)	281
		4,874
	Israel — 0.04%
262	Delek Group Ltd. (Oil & Gas Refining & Marketing)	86
28,346	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	239
172	The Israel Corp. Ltd. (Fertilizers & Agricultural Chemicals)(a)	91
		416
	Italy — 0.41%
164,081	Eni SpA (Integrated Oil & Gas)	3,762
16,927	Saipem SpA (Oil & Gas Equipment & Services)	368
		4,130
	Japan — 3.23%
10,000	Air Water, Inc. (Industrial Gases)	148
81,000	Asahi Kasei Corp. (Commodity Chemicals)	609
35,000	Cosmo Oil Co. Ltd. (Oil & Gas Refining & Marketing)(a)	66
19,000	Daicel Corp. (Specialty Chemicals)	171
19,000	Daido Steel Co. Ltd. (Steel)	111
6,400	Hitachi Chemical Co. Ltd. (Specialty Chemicals)	103
10,000	Hitachi Metals Ltd. (Steel)	123
1,500	Idemitsu Kosan Co. Ltd. (Oil & Gas Refining & Marketing)	130
56,000	INPEX Corp. (Oil & Gas Exploration & Production)	660
1,700	Japan Petroleum Exploration Co. Ltd. (Oil & Gas Exploration & Production)	73
31,700	JFE Holdings, Inc. (Steel)	820
217,400	JSR Corp. (Specialty Chemicals)	4,027
144,844	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	750
19,000	Kaneka Corp. (Commodity Chemicals)	124
15,000	Kansai Paint Co. Ltd. (Specialty Chemicals)	199
159,000	Kobe Steel Ltd. (Steel)(a)	294
21,700	Kuraray Co. Ltd. (Commodity Chemicals)	259
2,800	Maruichi Steel Tube Ltd. (Steel)	69
86,500	Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)	404
24,000	Mitsubishi Gas Chemical Co., Inc. (Diversified Chemicals)	201
71,000	Mitsubishi Materials Corp. (Diversified Metals & Mining)	293
2,355,000	Mitsui Chemicals, Inc. (Commodity Chemicals)	6,445
3,189,482	Nippon Steel & Sumitomo Metal Corp. (Steel)	10,807
10,600	Nitto Denko Corp. (Specialty Chemicals)	689
51,000	Oji Paper Co. Ltd. (Paper Products)	239
26,415	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	1,613
95,000	Showa Denko K.K. (Diversified Chemicals)	129
12,000	Showa Shell Sekiyu K.K. (Oil & Gas Refining & Marketing)	134
96,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	365
34,000	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	479

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
75,000	Taiheiyo Cement Corp. (Construction Materials)	$327
15,000	Taiyo Nippon Sanso Corp. (Industrial Gases)	100
60,000	Teijin Ltd. (Commodity Chemicals)	138
18,000	TonenGeneral Sekiyu K.K. (Oil & Gas Refining & Marketing)	166
95,000	Toray Industries, Inc. (Commodity Chemicals)	623
10,400	Toyo Seikan Kaisha Ltd. (Metal & Glass Containers)	204
65,000	Ube Industries Ltd. (Diversified Chemicals)	122
2,500	Yamato Kogyo Co. Ltd. (Air Freight & Logistics)	93
		32,307
	Jersey — 0.82%
1,359,284	Glencore International PLC (Diversified Metals & Mining)	7,408
16,654	Petrofac Ltd. (Oil & Gas Equipment & Services)	379
5,644	Randgold Resources Ltd. (Gold)	407
		8,194
	Luxembourg — 0.11%
17,709	Subsea 7 SA (Oil & Gas Equipment & Services)	368
30,188	Tenaris SA (Oil & Gas Equipment & Services)	708
		1,076
	Malaysia — 0.09%
72,800	Bumi Armada Berhad (Oil & Gas Equipment & Services)	87
25,500	Lafarge Malayan Cement Berhad (Construction Materials)	74
177,800	Petronas Chemicals Group Berhad (Commodity Chemicals)	374
15,400	Petronas Dagangan Berhad (Oil & Gas Refining & Marketing)	137
229,700	SapuraKencana Petroleum Berhad (Oil & Gas Equipment & Services)(a)	260
		932
	Mexico — 0.23%
721,524	Cemex SAB de CV (Construction Materials)(a)	810
244,134	Grupo Mexico SAB de CV, Series B (Diversified Metals & Mining)	731
11,039	Industrias CH SAB de CV, Series B (Steel)(a)	65
8,895	Industrias Penoles SA de CV (Precious Metals & Minerals)	261
67,132	Mexichem SAB de CV (Commodity Chemicals)	293
40,000	Minera Frisco SAB de CV, Class - A1 (Diversified Metals & Mining)(a)	104
		2,264
	Mongolia — 0.21%
11,678,620	Mongolian Mining Corp. (Diversified Metals & Mining)(a)	2,093

	Netherlands — 1.10%
15,460	Akzo Nobel NV (Diversified Chemicals)	1,016
2,989	Core Laboratories NV (Oil & Gas Equipment & Services)	506
4,669	Fugro NV (Oil & Gas Equipment & Services)	285
10,089	Koninklijke DSM NV (Diversified Chemicals)	761
114,964	LyondellBasell Industries NV, Class - A (Specialty Chemicals)	8,418
		10,986
	New Zealand — 0.03%
43,778	Fletcher Building Ltd. (Construction Materials)	345

	Norway — 0.72%
10,487	Aker Solutions ASA (Oil & Gas Equipment & Services)	147
59,521	Norsk Hydro ASA (Aluminum)	247
71,630	Statoil ASA (Integrated Oil & Gas)	1,627
208,234	Statoil ASA - Sponsored ADR (Integrated Oil & Gas)	4,722
11,831	Yara International ASA (Fertilizers & Agricultural Chemicals)	489
		7,232
	Papua New Guinea — 0.44%
547,652	Oil Search Ltd. (Oil & Gas Exploration & Production)(b)	4,393

	Peru — 0.01%
12,400	Compania de Minas Buenaventura SA - Sponsored ADR (Gold)	145

	Poland — 0.11%
2,535	Grupa Azoty SA (Fertilizers & Agricultural Chemicals)(a)	60
4,151	Grupa Lotos SA (Oil & Gas Refining & Marketing)(a)	49
2,488	Jastrzebska Spolka Weglowa SA (Diversified Metals & Mining)	58
8,943	KGHM Polska Miedz SA (Diversified Metals & Mining)	354
20,507	Polski Koncern Naftowy Orlen SA (Oil & Gas Refining & Marketing)	290
113,155	Polskie Gornictwo Naftowe i Gazownictwo SA (Integrated Oil & Gas)	222
35,895	Synthos SA (Commodity Chemicals)	55
		1,088
	Portugal — 0.50%
303,233	Galp Energia SGPS SA, B Shares (Integrated Oil & Gas)	5,043

	Russia — 0.58%
32,916	LUKOIL, ADR (Integrated Oil & Gas)	2,088

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia (continued)
33,406	Mining & Metallurgical Co. Norilsk Nickel OJSC - Sponsored ADR (Diversified Metals & Mining)	$479
5,814	NovaTek OAO - Sponsored GDR, Registered Shares (Oil & Gas Exploration & Production)	768
34,050	Rosneft Oil Co. OJSC - Sponsored GDR, Registered Shares (Integrated Oil & Gas)	276
54,591	Rosneft Oil Co. OJSC - Sponsored GDR, Registered Shares (Integrated Oil & Gas)(b)	442
13,448	Severstal - Sponsored GDR, Registered Shares (Steel)	116
65,266	Surgutneftegas - Sponsored ADR (Integrated Oil & Gas)	572
14,753	Tatneft OAO - Sponsored GDR, Registered Shares, ADR (Oil & Gas Exploration & Production)	578
3,640	TMK OAO - Sponsored GDR, Registered Shares (Oil & Gas Equipment & Services)	47
16,612	Uralkali - Sponsored GDR, Registered Shares (Fertilizers & Agricultural Chemicals)	432
		5,798
	South Africa — 0.39%
7,121	African Rainbow Minerals Ltd. (Diversified Metals & Mining)	140
4,206	Anglo Platinum Ltd. (Precious Metals & Minerals)(a)	183
24,513	AngloGold Ashanti Ltd. (Gold)	329
2,065	Assore Ltd. (Diversified Metals & Mining)	90
9,143	Exxaro Resources Ltd. (Diversified Metals & Mining)	150
46,650	Gold Fields Ltd. (Gold)	214
24,254	Harmony Gold Mining Co. Ltd. (Gold)	84
34,354	Impala Platinum Holdings Ltd. (Precious Metals & Minerals)	425
5,147	Kumba Iron Ore Ltd. (Steel)	238
37,868	Nampak Ltd. (Metal & Glass Containers)	118
19,478	Northam Platinum Ltd. (Precious Metals & Minerals)(a)	82
32,896	PPC Ltd. (Construction Materials)	99
34,614	Sappi Ltd. (Paper Products)(a)	87
35,432	Sasol Ltd. (Integrated Oil & Gas)	1,691
		3,930
	South Korea — 0.46%
3,017	Cheil Industries, Inc. (Diversified Chemicals)	258
3,267	GS Holdings Corp. (Oil & Gas Refining & Marketing)	171
5,710	Hanwha Chemical Corp. (Commodity Chemicals)	111
2,690	Hanwha Corp. (Commodity Chemicals)	95
1,091	Honam Petrochemical Corp. (Commodity Chemicals)	202
1,572	Hyosung Corp. (Commodity Chemicals)	105
1,920	Hyundai Hysco (Steel)	82
3,529	Hyundai Steel Co. (Steel)	272
876	Korea Kumho Petrochemical Co. Ltd. (Commodity Chemicals)	83
543	Korea Zinc Co. Ltd. (Diversified Metals & Mining)	164
2,992	LG Chem Ltd. (Commodity Chemicals)	855
1,067	OCI Co. Ltd. (Diversified Chemicals)	171
4,218	POSCO (Steel)	1,254
3,839	SK Innovation Co. Ltd. (Oil & Gas Refining & Marketing)	522
2,879	S-Oil Corp. (Oil & Gas Refining & Marketing)	209
		4,554
	Spain — 0.61%
10,657	Cemex Latam Holdings SA (Construction Materials)(a)	83
243,858	Repsol YPF SA (Integrated Oil & Gas)	6,045
		6,128
	Sweden — 0.06%
17,232	Boliden AB (Diversified Metals & Mining)	258
14,081	Lundin Petroleum AB (Oil & Gas Exploration & Production)(a)	304
		562
	Switzerland — 0.73%
510	EMS-Chemie Holding AG - Registered (Diversified Chemicals)	181
536	Givaudan SA - Registered (Specialty Chemicals)	784
14,768	Holcim Ltd. - Registered (Construction Materials)	1,099
16,300	Noble Corp. (Oil & Gas Drilling)	616
137	Sika AG (Specialty Chemicals)	399
5,991	Syngenta AG - Registered (Fertilizers & Agricultural Chemicals)	2,447
23,190	Transocean Ltd. (Oil & Gas Drilling)	1,030
48,500	Weatherford International Ltd. (Oil & Gas Equipment & Services)(a)	744
		7,300
	Taiwan — 0.36%
136,924	Asia Cement Corp. (Construction Materials)	173
116,325	China Petrochemical Development Corp. (Commodity Chemicals)	57
739,759	China Steel Corp. (Steel)	649
27,000	Feng Hsin Iron & Steel Co. Ltd. (Steel)	47
206,000	Formosa Chemicals & Fibre Corp. (Specialty Chemicals)	548
73,000	Formosa Petrochemical Corp. (Oil & Gas Refining & Marketing)	192
264,160	Formosa Plastics Corp. (Chemicals)	681
29,394	LCY Chemical Corp. (Commodity Chemicals)	37
304,010	Nan Ya Plastics Corp. (Chemicals)	640
212,000	Taiwan Cement Corp. (Construction Materials)	307
50,000	Taiwan Fertilizer Co. Ltd. (Fertilizers & Agricultural Chemicals)	118

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
38,000	TSRC Corp. (Commodity Chemicals)	$68
46,000	Tung Ho Steel Enterprise Corp. (Steel)	41
		3,558
	Thailand — 0.20%
79,500	Banpu Public Co. Ltd. - Foreign Registered Shares (Coal & Consumable Fuels)	70
80,600	Indorama Ventures Public Co. Ltd. (Commodity Chemicals)	56
594,100	IRPC Public Co. Ltd. - NVDR (Oil & Gas Refining & Marketing)	60
88,804	PTT Exploration & Production Public Co. Ltd. (Oil & Gas Exploration & Production)	464
107,555	PTT Global Chemical Public Co. Ltd. (Diversified Chemicals)	256
54,500	PTT Public Co. Ltd. (Integrated Oil & Gas)	552
53,300	Thai Oil Public Co. Ltd. (Oil & Gas Refining & Marketing)	98
6,900	The Siam Cement Public Co. Ltd. (Construction Materials)	94
19,100	The Siam Cement Public Co. Ltd. - Foreign Registered Shares (Construction Materials)	262
3,200	The Siam Cement Public Co. Ltd. - NVDR (Construction Materials)	44
		1,956
	Turkey — 0.02%
89,435	Eregli Demir ve Celik Fabrikalari TAS (Steel)	113
2,762	Koza Altin Isletmeleri AS (Gold)	44
		157
	United Kingdom — 10.17%
19,597	AMEC PLC (Oil & Gas Equipment & Services)	341
417,686	Anglo American PLC (Diversified Metals & Mining)	10,263
25,137	Antofagasta PLC (Diversified Metals & Mining)	333
1,123,681	BG Group PLC (Integrated Oil & Gas)	21,471
407,767	BHP Billiton PLC (Diversified Metals & Mining)	12,013
840,249	BP PLC (Integrated Oil & Gas)	5,891
342,697	BP PLC - Sponsored ADR (Integrated Oil & Gas)	14,404
8,650	Croda International PLC (Specialty Chemicals)	372
14,877	Ensco PLC, ADR (Oil & Gas Drilling)	800
13,146	Johnson Matthey PLC (Specialty Chemicals)	597
982,126	Ophir Energy PLC (Oil & Gas Exploration & Production)(a)(b)	5,306
49,983	Rexam PLC (Metal & Glass Containers)	390
327,517	Rio Tinto PLC (Diversified Metals & Mining)	16,027
8,268	Rowan Cos. PLC, Class - A (Oil, Gas & Consumable Fuels)(a)	304
189,162	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	6,246
168,607	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	5,826
59,041	Tullow Oil PLC (Oil & Gas Exploration & Production)	979
6,706	Vedanta Resources PLC (Diversified Metals & Mining)	117
		101,680
	United States — 21.45%
13,336	Air Products & Chemicals, Inc. (Industrial Gases)	1,421
4,425	Airgas, Inc. (Industrial Gases)	469
5,678	Albemarle Corp. (Specialty Chemicals)	357
68,324	Alcoa, Inc. (Aluminum)	555
171,017	Allegheny Technologies, Inc. (Steel)	5,219
109,507	Anadarko Petroleum Corp. (Oil & Gas Exploration & Production)	10,182
25,215	Apache Corp. (Oil & Gas Exploration & Production)	2,147
4,800	Ashland, Inc. (Chemicals)	444
28,525	Baker Hughes, Inc. (Oil & Gas Equipment & Services)	1,401
143,138	Ball Corp. (Metal & Glass Containers)	6,425
27,200	Cabot Oil & Gas Corp. (Oil & Gas Exploration & Production)	1,015
16,046	Cameron International Corp. (Oil & Gas Equipment & Services)(a)	937
10,200	Celanese Corp., Series A (Specialty Chemicals)	538
4,045	CF Industries Holdings, Inc. (Fertilizers & Agricultural Chemicals)	853
13,100	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)(a)	447
34,146	Chesapeake Energy Corp. (Oil & Gas Exploration & Production)	884
172,753	Chevron Corp. (Integrated Oil & Gas)	20,990
5,600	Cimarex Energy Co. (Oil & Gas Exploration & Production)	540
231,641	Cobalt International Energy, Inc. (Oil & Gas Exploration & Production)(a)	5,759
6,700	Concho Resources, Inc. (Oil & Gas Exploration & Production)(a)	729
74,771	ConocoPhillips (Integrated Oil & Gas)	5,197
153,893	CONSOL Energy, Inc. (Coal & Consumable Fuels)	5,179
2,969	Continental Resources, Inc. (Oil & Gas Exploration & Production)(a)	318
9,400	Crown Holdings, Inc. (Metal & Glass Containers)(a)	397
23,900	Denbury Resources, Inc. (Oil & Gas Exploration & Production)(a)	440
24,891	Devon Energy Corp. (Oil & Gas Exploration & Production)	1,438
4,430	Diamond Offshore Drilling, Inc. (Oil & Gas Drilling)	276
28,400	Dril-Quip, Inc. (Oil & Gas Equipment & Services)(a)	3,259
60,286	E.I. du Pont de Nemours & Co. (Diversified Chemicals)	3,531

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
9,856	Eastman Chemical Co. (Diversified Chemicals)	$768
17,036	Ecolab, Inc. (Specialty Chemicals)	1,683
4,600	Energen Corp. (Oil & Gas Exploration & Production)	351
73,015	EOG Resources, Inc. (Oil & Gas Exploration & Production)	12,359
9,738	EQT Corp. (Oil & Gas Exploration & Production)	864
147,181	Exxon Mobil Corp. (Integrated Oil & Gas)	12,664
79,183	First Solar, Inc. (Electrical Components & Equipment)(a)	3,184
8,762	FMC Corp. (Diversified Chemicals)	628
15,300	FMC Technologies, Inc. (Oil & Gas Equipment & Services)(a)	848
66,717	Freeport-McMoRan Copper & Gold, Inc. (Diversified Metals & Mining)	2,207
162,118	Halliburton Co. (Oil & Gas Equipment & Services)	7,806
6,800	Helmerich & Payne, Inc. (Oil & Gas Drilling)	469
19,848	Hess Corp. (Integrated Oil & Gas)	1,535
12,472	HollyFrontier Corp. (Oil & Gas Refining & Marketing)	525
5,200	International Flavors & Fragrances, Inc. (Specialty Chemicals)	428
27,000	International Paper Co. (Paper Products)	1,209
129,000	KBR, Inc. (Construction & Engineering)	4,211
6,803	Kinder Morgan Management LLC (Oil & Gas Storage & Transportation)(a)	510
43,036	Kinder Morgan, Inc. (Oil & Gas Storage & Transportation)	1,531
45,634	Marathon Oil Corp. (Integrated Oil & Gas)	1,592
90,413	Marathon Petroleum Corp. (Oil & Gas Refining & Marketing)	5,816
2,928	Martin Marietta Materials, Inc. (Construction Materials)	287
11,200	MeadWestvaco Corp. (Paper Products)	430
34,470	Monsanto Co. (Fertilizers & Agricultural Chemicals)	3,598
12,000	Murphy Oil Corp. (Integrated Oil & Gas)	724
3,000	Murphy USA, Inc. (Automotive Retail)(a)	121
64,010	National Oilwell Varco, Inc. (Oil & Gas Equipment & Services)	5,000
31,975	Newmont Mining Corp. (Gold)	898
23,020	Noble Energy, Inc. (Oil & Gas Exploration & Production)	1,543
20,500	Nucor Corp. (Steel)	1,005
51,910	Occidental Petroleum Corp. (Integrated Oil & Gas)	4,856
7,058	Oceaneering International, Inc. (Oil & Gas Equipment & Services)	573
10,100	Owens-Illinois, Inc. (Metal & Glass Containers)(a)	303
3,700	Pattern Energy Group, Inc. (Independent Power Producers & Energy Traders)(a)	87
242,669	Patterson-UTI Energy, Inc. (Oil & Gas Drilling)	5,188
17,400	Peabody Energy Corp. (Coal & Consumable Fuels)	300
196,811	Phillips 66 (Oil, Gas & Consumable Fuels)	11,380
53,547	Pioneer Natural Resources Co. (Oil & Gas Exploration & Production)	10,109
9,218	PPG Industries, Inc. (Diversified Chemicals)	1,540
19,050	Praxair, Inc. (Industrial Gases)	2,290
11,300	QEP Resources, Inc. (Oil & Gas Exploration & Production)	313
10,629	Range Resources Corp. (Oil & Gas Exploration & Production)	807
4,600	Rock-Tenn Co., Class - A (Paper Packaging)	466
11,700	Sealed Air Corp. (Paper Packaging)	318
7,700	Sigma-Aldrich Corp. (Specialty Chemicals)	657
10,760	Southern Copper Corp. (Diversified Metals & Mining)	293
134,397	Southwestern Energy Co. (Oil & Gas Exploration & Production)(a)	4,889
43,078	Spectra Energy Corp. (Oil & Gas Storage & Transportation)	1,475
10,159	Superior Energy Services, Inc. (Oil & Gas Equipment & Services)(a)	254
8,800	Tesoro Corp. (Oil & Gas Refining & Marketing)	387
77,633	The Dow Chemical Co. (Diversified Chemicals)	2,981
86,045	The Mosaic Co. (Fertilizers & Agricultural Chemicals)	3,701
5,651	The Sherwin-Williams Co. (Specialty Chemicals)	1,030
43,978	The Williams Cos., Inc. (Oil & Gas Storage & Transportation)	1,598
9,800	Ultra Petroleum Corp. (Oil & Gas Exploration & Production)(a)	202
35,900	Valero Energy Corp. (Oil & Gas Refining & Marketing)	1,226
8,400	Vulcan Materials Co. (Construction Materials)	436
7,800	Whiting Petroleum Corp. (Oil & Gas Exploration & Production)(a)	467
		214,267
	Total Common Stocks	604,140

	Preferred Stocks — 0.59%
	Brazil — 0.50%
14,300	Bradespar SA - Preferred (Steel)	159
9,500	Braskem SA - Preferred, Class - A (Commodity Chemicals)(a)	75
55,800	Gerdau SA - Preferred (Steel)	415
30,700	Klabin SA - Preferred (Paper Packaging)	160
17,600	Metalurgica Gerdau SA - Preferred (Steel)	166
268,375	Petroleo Brasileiro SA - Preferred (Integrated Oil & Gas)	2,231
18,800	Suzano Papel e Celulose SA - Preferred, Class - A (Paper Products)	74

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments — September 30, 2013(Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks (continued)
	Brazil (continued)
23,987	Usinas Siderurgicas de Minas Gerais SA - Preferred, Class - A (Steel)(a)	$115
122,404	Vale SA - Preferred (Steel)	1,745
		5,140
	Chile — 0.02%
6,128	Sociedad Quimica y Minera de Chile SA - Preferred, Class - B (Fertilizers & Agricultural Chemicals)	186

	Colombia — 0.01%
8,262	Grupo Argos SA - Preferred (Construction Materials)	97

	Germany — 0.02%
2,267	Fuchs Petrolub AG - Preferred (Oil & Gas Exploration & Production)	190

	Russia — 0.03%
98	AK Transneft OAO - Preferred (Oil & Gas Storage & Transportation)(c)	257

	South Korea — 0.01%
488	LG Chem Ltd. - Preferred (Commodity Chemicals)	64

	Total Preferred Stocks	5,934

	Warrant — 0.00%
	United States — 0.00%
5,760	Kinder Morgan, Inc. (a)	29

	Total Warrant	29

	Corporate Bonds — 0.39%
$1,400	HSBC Finance Corp., 0.52%, 1/15/14(Diversified Financial Services)	1,401
1,000	Morgan Stanley, 6.00%, 5/13/14(Capital Markets)	1,030
209	Overseas Private Investment Corp., 4.73%, 3/15/22(Sovereign)(c)	232
1,200	Verizon Communications, Inc., Series FRN, 1.78%, 9/15/16(Diversified Telecommunication Services)	1,235

	Total Corporate Bonds	3,898

	Asset Backed Securities — 0.73%
278	AIMCO, Series 2005-AAB, Class A1B, 0.52%, 10/20/19(b)	275
315	Avenue CLO Ltd., Series 2004-2AL, Class A1L, 0.52%, 10/30/17(b)	315
341	BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 0.50%, 11/15/17(b)	340
600	Commercial Industrial Finance Corp., Series 2007-1AL, Class A1L, 0.52%, 5/10/21(b)	587
1,000	Citibank Omni Master Trust, Series 2009-A14A4, Class A14, 2.93%, 8/15/18(b)	1,021
1,200	Fore CLO Ltd., Series 2007-1AB, Class A1B, 0.51%, 7/20/19(b)	1,180
334	Four Corners CLO Ltd., Series 2006-2A, Class A, 0.53%, 1/26/20(b)	329
500	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF11D, Class A2D, 0.52%, 11/25/35	481
250	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF2, Class M3, 0.90%, 3/25/35	236
1,100	Household Home Equity Loan Trust, Series 2007-1, Class M2, 0.66%, 3/20/36	916
400	New Century Home Equity Loan Trust, Series 2005-3, Class M2, 0.67%, 7/25/35	367
364	Oak Hill Credit Partners, Series 2005-4AB, Class A1B, 0.51%, 5/17/21(b)	364
200	Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.68%, 7/25/35	186
136	Stanfield Bristol CLO Ltd., Series 2005-1A, Class A1, 0.52%, 10/15/19(b)	135
565	Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1, 1.15%, 10/25/33	534
	Total Asset Backed Securities	7,266

	Collateralized Mortgage Obligations — 0.47%
400	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.79%, 4/10/49	448
775	Bear Stearns ALT-A Trust, Series 2007-8, Class 1A, 0.88%, 9/25/34	743
763	Freddie Mac, Series 2781, Class F1, 0.63%, 9/15/42	756
2,968	Fannie Mae, Series 2013-M4, Class X1, 4.12%, 2/25/18(b)(d)	417
710	Freddie Mac, Series 3096, Class FX, 0.63%, 5/15/32	709
645	Fannie Mae, Series 2006-98, Class FA, 0.61%, 10/25/36	646
275	Freddie Mac, Series 3179, Class FP, 0.56%, 7/15/36	275
24	GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 12A, 3.30%, 6/25/34	25
447	WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1, 2.43%, 1/25/35	452
69	Wells Fargo Mortgage Backed Securities Trust, Series 2005-14, Class 1A9, 5.50%, 12/25/35	68

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$100	Granite Mortgages PLC, Series 2004-2, Class 2A1, 0.50%, 6/20/44	$134

	Total Collateralized Mortgage Obligations	4,673

	Certificate of Deposit — 0.08%
800	Banco do Brasil NY, 1.20%, 1/24/14	798

	Total Certificate of Deposit	798

	Global Bonds — 0.39%
	Germany — 0.28%
2,100	FMS Wertmanagement, 2.25%, 7/14/14(e)	2,887

	Mexico — 0.01%
1,000	Mexican Bonos de Protection al Ahorro, Series IS, 4.01%, 1/30/20(e)	76

	New Zealand — 0.01%
100	New Zealand Index Linked Bond, 2.00%, 9/20/25(b)(d)(e)	78

	Spain — 0.08%
500	Comunidad de Madrid, 4.20%, 9/24/14(d)	691
50	Junta de Castilla y Leon, 6.51%, 3/1/19, Callable 3/1/17 @ 100(e)	75
		766
	United States — 0.01%
100	JPMorgan Chase Bank NA, 4.37%, 11/30/21, Callable 11/14/16 @ 100	141

	Total Global Bonds	3,948

	U.S. Government Agency Securities — 2.20%
1,600,000	Fannie Mae, 0.05%, 11/27/13(f)	1,600
4,500,000	Fannie Mae, 6.00%, 4/18/36, Callable 4/18/16 @ 100	4,965
500,000	Fannie Mae, 0.12%, 1/27/14(f)	500
400,000	Federal Home Loan Bank, 0.07%, 10/2/13(g)	400
1,200,000	Federal Home Loan Bank, 0.05%, 12/27/13(f)	1,200
600,000	Federal Home Loan Bank, 0.05%, 11/27/13(f)	600
300,000	Federal Home Loan Bank, 0.03%, 10/23/13(g)	300
400,000	Federal Home Loan Bank, 0.03%, 12/19/13(f)	400
500,000	Freddie Mac, 2.50%, 10/2/19, Callable 10/2/14 @ 100	506
300,000	Freddie Mac, 0.05%, 11/25/13(e)	300
4,300,000	Freddie Mac, Series RB, 0.11%, 1/23/14(f)	4,300
1,300,000	Freddie Mac, Series RB, 0.14%, 10/8/13(f)	1,300
5,600	Freddie Mac, 0.55%, 2/13/15, Callable 2/13/14 @ 100	5,609

	Total U.S. Government Agency Securities	21,980

	U.S. Treasury Obligations — 13.39%
4,269	U.S. Treasury Note, 0.75%, 12/15/13(h)	4,275
67,500	U.S. Treasury Bill, 0.02%, 12/26/13(g)	67,497
2,800	U.S. Treasury Note, 0.13%, 12/31/13	2,801
5,100	U.S. Treasury Inflation Index Note, 2.00%, 1/15/14(h)	6,478
1,200	U.S. Treasury Note, 1.00%, 1/15/14	1,203
8,000	U.S. Treasury Note, 0.25%, 1/31/14	8,005
2,247	U.S. Treasury Note, 0.25%, 3/31/14(h)	2,249
33	U.S. Treasury Bill, 0.13%, 4/3/14(g)	33
2,100	U.S. Treasury Note, 1.25%, 4/15/14	2,113
3,800	U.S. Treasury Note, 0.25%, 4/30/14	3,804
300	U.S. Treasury Note, 1.88%, 4/30/14	303
70	U.S. Treasury Bill, 0.12%, 5/1/14(g)	70
2,100	U.S. Treasury Note, 1.00%, 5/15/14	2,112
3,900	U.S. Treasury Note, 2.25%, 5/31/14	3,956
5,200	U.S. Treasury Note, 0.25%, 5/31/14(h)	5,206
1,300	U.S. Treasury Note, 0.75%, 6/15/14	1,306
200	U.S. Treasury Bill, 0.14%, 6/26/14(g)	200
700	U.S. Treasury Note, 0.25%, 6/30/14	701
200	U.S. Treasury Inflation Index Note, 2.00%, 7/15/14	254
4,400	U.S. Treasury Note, 0.63%, 7/15/14	4,418
1,500	U.S. Treasury Bill, 0.11%, 7/24/14(g)	1,499
500	U.S. Treasury Note, 0.13%, 7/31/14	500
5,300	U.S. Treasury Bill, 0.14%, 8/21/141(g)	5,296
6,700	U.S. Treasury Note, 0.25%, 8/31/14	6,708
100	U.S. Treasury Inflation Index Note, 1.88%, 7/15/15	127
2,600	U.S. Treasury Inflation Index Note, 0.13%, 1/15/23	2,560
200	U.S. Treasury Inflation Index Note, 0.38%, 7/15/23	200
	Total U.S. Treasury Obligations	133,874

	Yankee Dollars — 0.84%
	Italy — 0.07%
700	Intesa Sanpaolo SpA, 3.13%, 1/15/16(Commercial Banks)	699

	Korea, Republic Of — 0.03%
300	Export-Import Bank of Korea, 1.10%, 9/17/16(Diversified Banks)	301

	Netherlands — 0.19%
462	Achmea Hypotheekbank NV, 3.20%, 11/3/14(Commercial Banks)(b)	476
1,400	Deutsche Annington Finance BV, 3.20%, 10/2/17(Real Estate Development)(b)	1,407
		1,883
	Norway — 0.09%
500	Kommunalbanken AS, 0.63%, 3/27/17(Commercial Banks)(b)	504

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Contracts, Shares or Principal Amount (000)	Security Description	Value (000)
	Yankee Dollars (continued)
	Norway, continued
$400	Nordea Eiendomskreditt AS, 2.13%, 9/22/16(Commercial Banks)(b)	$412
		916
	Switzerland — 0.04%
436	UBS AG Stamford CT, 2.25%, 1/28/14(Commercial Banks)	439

	United Kingdom — 0.10%
1,000	HSBC Bank PLC, 1.63%, 7/7/14(Commercial Banks)(b)	1,010

	United States — 0.32%
1,000	JPMorgan Chase Bank NA, 5.38%, 9/28/16(Commercial Banks)	1,771
1,000	Merrill Lynch & Co., Series E, 0.67%, 7/22/14(Capital Markets)	1,354
		3,125
	Total Yankee Dollars	8,373

	Time Deposit — 1.63%
16,284	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/13	16,284

	Total Time Deposit	16,284
	Mutual Fund — 0.47%
4,739,000	SSgA Treasury Money Market Fund, 0.00% (i)	4,739

	Total Mutual Fund	4,739
	Call Options Purchased — 0.00%
2	Brent Calendar Swap Future, Expiring 11/1/13 at $119	—
2	Brent Calendar Swap Future, Expiring 12/2/13 at $119	—
2	Brent Calendar Swap Future, Expiring 1/2/14 at $119	1
1	Brent Crude Oil Future, Expiring 11/1/13 at $119	—
1	Brent Crude Oil Future, Expiring 12/2/13 at $119	—
1	Brent Crude Oil Future, Expiring 1/2/14 at $119	—
26	Comex Gold Futures Option, Expiring 11/25/13 at $1,450	20
83	Corn No.2 Yellow Future Option, Expiring 11/25/13 at $700	1
6	Crude Oil European Style Option, Expiring 11/18/13 at $130	—
19	Crude Oil Future Option, Expiring 11/18/14 at $110	30
5	Crude Oil Future Option, Expiring 11/18/15 at $145	1
95	Natural Gas Future Option, Expiring 1/29/14 at $5	67
	Total Call Options Purchased
	(Cost $234)	120
	Put Options Purchased — 0.00%
11	Electrolytic Copper Future Option, Expiring 12/4/14 at $7,000	131
20	Primary Aluminum Future Option, Expiring 12/5/13 at $1,800	14
	Total Put Options Purchased
	(Cost $237)	145
	Repurchase Agreements — 17.46%
$38,100	Bank of America, 0.04%, 10/1/13 (Purchased on 9/30/13, proceeds at maturity $38,100,042 collateralized by U.S. Treasury Notes, 0.88% - 1.00%, 9/15/16 - 5/31/18 fair value $38,862,141)	38,100
36,800	BNP Paribas, 0.05%, 10/1/13 (Purchased on 9/30/13, proceeds at maturity $36,800,051 collateralized by U.S. Treasury Obligations, 1.38% - 2.75%, 7/15/15 - 2/15/40 fair value $37,536,103)	36,800
25,500	Credit Suisse Securities, 0.05%, 10/1/13 (Purchased on 9/30/13, proceeds at maturity $25,500,035 collateralized by U.S. Treasury Notes, 2.50%, 4/30/15 fair value $26,012,630)	25,500
37,800	Deutsche Bank Securities, Inc., 0.05%, 10/1/13 (Purchased on 9/30/13, proceeds at maturity $37,800,053 collateralized by U.S. Treasury Notes, 0.13% - 1.38%, 4/30/15 - 9/15/16 fair value $38,556,071)	37,800
36,400	Morgan Stanley & Co., LLC, 0.05%, 10/1/13 (Purchased on 9/30/13, proceeds at maturity $36,400,051 collateralized by U.S. Treasury Notes, 0.25% - 4.25%, 8/15/15 - 11/15/20 fair value $37,128,094)	36,400

	Total Repurchase Agreements	174,600

	Total Investments
	(cost $936,339) — 99.09%	990,801
	Other assets in excess of liabilities — 0.91%	9,083

	Net Assets - 100.00%	$999,884

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

(c)	These securities have been deemed illiquid by the Specialist Manager and represents 0.03% of the Portfolio's net assets.
(d)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 0.05% of the Portfolio.
(e)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(f)	Zero Coupon Security. Effective rate shown is as of September 30, 2013.
(g)	Rate disclosed represents effective yield at purchase.
(h)	All or part of this security has been pledged as collateral for derivative instruments held by the Portfolio.
(i)	The rate disclosed is the rate in effect on September 30, 2013.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

The Commodity Returns Strategy Portfolio	Mellon Capital Management Corp.	PIMCO	Wellington Management Company, LLP; Global National Resources Equity Strategy	Wellington Management Company, LLP; Commodity Futures Strategy	Total

Common Stocks	30.04%	-	30.26%	0.15%	60.45%
Preferred Stocks	0.59%	-	-	-	0.59%
Warrant	0.00%	-	-	-	0.00%
Corporate Bonds	-	0.39%	-	-	0.39%
Asset Backed Securities	-	0.73%	-	-	0.73%
Collateralized Mortgage Obligations	-	0.47%	-	-	0.47%
Certificate of Deposit	-	0.08%	-	-	0.08%
Global Bonds	-	0.39%	-	-	0.39%
U.S. Government Agency Securities	-	2.20%	-	-	2.20%
U.S. Treasury Obligations	-	13.39%	-	-	13.39%
Yankee Dollars	-	0.84%	-	-	0.84%
Time Deposit	-	0.30%	1.32%	0.01%	1.63%
Mutual Funds	0.47%	-	-	-	0.47%
Call Options Purchased	-	0.00%	-	-	0.00%
Put Options Purchased	-	-	-	0.00%	0.00%
Repurchase Agreements	-	-	-	17.46%	17.46%
Other Assets (Liabilities)	0.18%	-0.31%	0.05%	0.99%	0.91%
Total Net Assets	31.28%	18.48%	31.63%	18.61%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2013.

Long/(Short) Futures

				Unrealized
				Appreciation/
Number of		Value		(Depreciation)
Contracts	Futures Contracts Positions^	(000)	Expiration	(000)
(2)	Brent Crude Future	$–	10/14/13	$1
(4)	Brent Crude Future	–	10/14/13	3
118	Brent Crude Future	12,677	11/15/13	(336)
25	Brent Crude Future	(2,686)	11/15/13	54
(54)	Brent Crude Future	(5,581)	5/16/14	(2)
3	Brent Crude Future	310	5/16/14	1
(14)	Brent Crude Future	(1,426)	8/15/14	(1)
35	Brent Crude Future	51	11/11/14	(12)
9	Brent Crude Future	904	11/14/14	(24)
8	Brent Crude Future	804	11/14/14	–
(8)	Brent Crude Future	(794)	2/13/15	–
(58)	Canola Future	(543)	11/15/13	92
(27)	Canola Future	(257)	1/15/14	2
30	Coffee "C" Future	1,279	12/19/13	(228)
(147)	Corn Future	(3,245)	12/16/13	807
224	Corn Future	5,387	12/15/14	(84)
15	Cotton No. 2 Future	654	12/9/13	26
81	Electrolytic Copper Future	14,787	12/17/13	226
(10)	Electrolytic Copper Future	(1,840)	12/16/14	48
91	Gas Oil Future	8,308	10/11/13	(424)
24	Gasoline RBOB Future	2,632	12/2/13	(203)
318	Gold 100 Oz. Future	42,199	12/30/13	2,422
223	Hard Red Winter Wheat Future	8,020	7/15/14	197
(5)	Henry Hub Natural Gas Swap Future	(48)	12/30/13	5
(8)	Henry Hub Natural Gas Swap Future	(77)	1/30/14	8
(5)	Henry Hub Natural Gas Swap Future	(48)	2/27/14	5
(5)	Henry Hub Natural Gas Swap Future	(47)	3/28/14	5
(5)	Henry Hub Natural Gas Swap Future	(47)	4/29/14	5
(5)	Henry Hub Natural Gas Swap Future	(48)	5/29/14	5
(5)	Henry Hub Natural Gas Swap Future	(48)	6/27/14	4
(5)	Henry Hub Natural Gas Swap Future	(48)	7/30/14	4
(5)	Henry Hub Natural Gas Swap Future	(48)	8/28/14	4

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

				Unrealized
				Appreciation/
Number of		Value		(Depreciation)
Contracts	Futures Contracts Positions^	(000)	Expiration	(000)
(5)	Henry Hub Natural Gas Swap Future	$(48)	9/29/14	$4
(5)	Henry Hub Natural Gas Swap Future	(49)	10/30/14	3
(5)	Henry Hub Natural Gas Swap Future	(51)	11/26/14	1
11	Henry Hub Natural Gas Swap Future	119	12/30/15	(2)
11	Henry Hub Natural Gas Swap Future	119	1/28/16	(2)
11	Henry Hub Natural Gas Swap Future	117	2/26/16	(2)
11	Henry Hub Natural Gas Swap Future	110	3/30/16	(4)
11	Henry Hub Natural Gas Swap Future	111	4/28/16	(4)
11	Henry Hub Natural Gas Swap Future	111	5/27/16	(4)
11	Henry Hub Natural Gas Swap Future	112	6/29/16	(3)
11	Henry Hub Natural Gas Swap Future	113	7/28/16	(4)
11	Henry Hub Natural Gas Swap Future	113	8/30/16	(4)
11	Henry Hub Natural Gas Swap Future	113	9/29/16	(3)
11	Henry Hub Natural Gas Swap Future	115	10/28/16	(3)
11	Henry Hub Natural Gas Swap Future	121	11/29/16	(2)
(66)	ICE Natural Gas Future	(2,174)	10/31/13	30
(8)	ICE Natural Gas Future	(255)	3/31/14	(8)
(8)	ICE Natural Gas Future	(252)	4/30/14	3
(9)	ICE Natural Gas Future	(269)	5/30/14	8
25	ICE WTI Crude Future	2,548	11/20/13	(59)
(3)	ICE WTI Crude Future	(289)	5/20/14	(1)
14	ICE WTI Crude Future	1,320	8/20/14	(3)
(8)	ICE WTI Crude Future	(740)	11/20/14	1
8	ICE WTI Crude Future	726	2/20/15	(1)
(3)	Lean Hogs Future	(110)	10/15/13	(8)
67	Lean Hogs Future	2,322	12/16/13	89
57	Live Cattle Future	3,009	1/2/14	38
2	Live Cattle Future	106	1/2/14	1
107	Live Cattle Future	5,727	3/3/14	24
96	London Metal Exchange Lead Future	5,077	12/17/13	(15)
84	Mill Wheat Euro Future	1,098	11/12/13	(164)
91	Natural Gas Future	3,486	12/30/13	(297)
39	Natural Gas Future	1,486	2/27/14	30
39	Natural Gas Future	1,467	3/28/14	(143)
(102)	Natural Gas Future	(3,836)	3/28/14	365
8	Natural Gas Future	305	5/29/14	(30)
102	Natural Gas Future	3,950	9/29/14	(335)
38	Natural Gas Future	1,593	12/30/14	(73)
21	New York Harbor ULSD Future	2,621	11/1/13	(3)
15	NYMEX Palladium Future	1,091	12/30/13	(26)
95	NYMEX WTI Crude Future	9,162	5/21/14	201
(7)	NYMEX WTI Crude Future	(624)	5/20/15	3
14	NYMEX WTI Crude Future	1,230	8/21/15	(7)
(7)	NYMEX WTI Crude Future	(609)	11/23/15	3
118	Platinum Future	8,333	1/30/14	(516)
221	Primary Aluminum Future	10,165	12/17/13	(645)
108	Primary Nickel Future	9,037	12/17/13	(9)
24	Rapeseed Future	590	11/1/13	(72)
10	Rapeseed Future	249	2/3/14	(1)
47	Silver Future	5,101	12/30/13	(84)
(58)	Soybean Future	(3,720)	11/15/13	(54)
(68)	Soybean Future	(4,361)	11/15/13	203
(10)	Soybean Future	(405)	12/16/13	(45)
68	Soybean Future	4,369	1/15/14	72
63	Soybean Future	3,933	5/15/14	(81)
270	Sugar #11 Future	5,485	3/3/14	143
(13)	Sugar #11 Future	(264)	3/3/14	(12)
(30)	Wheat Future	(1,018)	12/16/13	67
(92)	Wheat Future	(3,114)	7/15/14	(50)
13	White Sugar Future	316	2/14/14	10
142	WTI Crude Future	14,470	11/21/13	383
74	Zinc Future	3,542	12/17/13	64
	Net Unrealized Appreciation/(Depreciation)			$1,577

^Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Currency Contracts
						Unrealized
				Settlement	Value	Appreciation/
Contract Amount			Settlement	Value	on 9/30/13	(Depreciation)
(Local Currency)	Currency	Counterparty	Date	(000)	(000)	(000)
	Currencies Purchased
429,939	Brazilian Real	Deutsche Bank	1/3/14	$190	$190	$—
1,199,585	Brazilian Real	Credit Suisse	11/4/13	517	537	20
429,939	Brazilian Real	JPMorgan Chase	10/2/13	186	194	8
301,000	Euro	Credit Suisse	10/2/13	401	407	6
3,949,000	Euro	Goldman Sachs	10/2/13	5,344	5,342	(2)
1,409,000	Euro	JPMorgan Chase	12/17/13	1,883	1,906	23
4,588,531	Mexican Peso	JPMorgan Chase	12/17/13	346	348	2
	Total Currencies Purchased			$8,867	$8,924	$57

	Currencies Sold
429,939	Brazilian Real	Deutsche Bank	10/2/13	$194	$194	$—
1,137,000	British Pound Sterling	Credit Suisse	12/12/13	1,785	1,840	(55)
874,000	Canadian Dollar	Deutsche Bank	12/23/13	851	847	4
43,000	Euro	Barclays Bank	12/17/13	57	58	(1)
3,949,000	Euro	Goldman Sachs	11/4/13	5,344	5,342	2
3,837,000	Euro	Goldman Sachs	10/2/13	5,135	5,191	(56)
353,000	Euro	JPMorgan Chase	10/2/13	470	478	(8)
60,000	Euro	Credit Suisse	10/2/13	79	81	(2)
	Total Currencies Sold			$13,915	$14,031	$(116)
	Net Unrealized Appreciation/(Depreciation)					$(59)

Written Options

						Unrealized
						Appreciation/
Number of		Exercise	Premium	Value		(Depreciation)
Contracts	Security Description	Price	(000)	(000)	Expiration	(000)

(300)	Put - London Platinum & Palladium Market Index Option	$(3)	$(26)	$(6)	3/4/14	$20
(150)	Put - London Platinum & Palladium Market Index Option	—	(13)	(3)	3/5/14	10
(23)	Call - WTI-Brent Option	(6)	(31)	(38)	11/13/13	(7)
(13)	Put - Gold Futures Option	1,250	(15)	(11)	10/28/13	4
(12)	Call - NYM WTI Brent Future Option	(6)	(22)	(23)	5/14/14	(1)
(11)	Call - Gold Futures Option	1,500	(11)	(1)	10/28/13	10
(7)	Put - Sugar No. 11 Future Option	14	(1)	—	9/15/14	1
(6)	Call - Crude Oil Future Option	140	(2)	—	11/11/13	2
(4)	Call - WTI Brent Future Option	(2)	(3)	(4)	11/12/14	(1)
(4)	Call - Gold Futures Option	1,460	(6)	(1)	10/28/13	5
(2)	Put - Gold Futures Option	1,200	(2)	(1)	10/28/13	1
(4)	Call - Crude Oil Future Option	112	(2)	—	10/17/13	2
(5)	Put - Crude Oil Future Option	70	(37)	(14)	11/18/15	23
(20)	Call - Primary Aluminum Future Option	2,500	(30)	(1)	12/5/13	29
(11)	Call - Electrolytic Copper Future Option	9,000	(204)	(44)	12/4/14	160
(50)	Put - Inflation Floor USD CPURNSA Index Option	—	(5)	(3)	1/12/18	2
(50)	Put - Inflation Floor USD CPURNSA Index Option	—	(5)	(3)	1/23/18	2
(1)	Call - Heating Oil Future Option	330	(2)	—	10/31/13	2
(1)	Call - Heating Oil Future Option	330	(2)	—	11/29/13	2
(1)	Call - Heating Oil Future Option	330	(2)	(1)	12/31/13	1
(2)	Call - WTI-Brent Option	(6)	(2)	(3)	11/13/13	(1)
(14)	Put - NY WTI Brent Future Option	(11)	(19)	(3)	11/13/13	16
(2)	Call - NY Harbor Heating Oil Swap Future Option	3	(4)	—	10/31/13	4
(2)	Call - NY Harbor Heating Oil Swap Future Option	3	(4)	—	11/29/13	4
(2)	Call - NY Harbor Heating Oil Swap Future Option	3	(4)	(1)	12/31/13	3
(2,050)	Put Option on Interest Rate Swap, with Goldman Sachs International, based on the U.S. Dollar 5-Year Interest	2	(74)	(10)	10/18/13	64
	Total		$(528)	$(171)		$357

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (concluded) — September 30, 2013 (Unaudited)

Swap Agreements^

	Notional Amount (000)	Swap Premiums Paid (000)	Amount at Value (000)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000)
Variance Swap Agreement with Deutsche Bank, based on the LPH4 Index, 0.05% (a)	$(100)	$-	$-	3/4/14	$-
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.04% (b)	810	-	(11)	11/29/13	(11)
Variance Swap Agreement with Goldman Sachs International, based on the Silver Index, 0.09% (b)	510	-	13	11/29/13	13
Variance Swap Agreement with JPMorgan Chase Bank, based on the Platinum Index, 0.08% (b)	170	-	7	9/30/14	7
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.05% (b)	290	-	-	8/6/14	-
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, 0.03% (b)	280	-	(9)	11/27/13	(9)
Variance Swap Agreement with Goldman Sachs International, based on the Brent Crude Index, 0.66% (b)	200	-	4	11/11/13	4
Variance Swap Agreement with Goldman Sachs International, based on the WTI Crude Index, 0.07% (a)	(200)	-	(4)	11/15/13
Variance Swap Agreement with Deutsche Bank, based on the British Pound, 0.11% (b)	120	-	(8)	6/4/14	(8)
Variance Swap Agreement with Deutsche Bank, based on the Platinum Index, 0.09% (b)	130	-	6	6/4/14	6
Variance Swap Agreement with Deutsche Bank, based on the NYMEX WTI Crude Index, 0.07% (a)	(600)	-	(20)	10/17/13	(20)
Variance Swap Agreement with Deutsche Bank, based on the Brent Crude Index, 0.07% (b)	600	-	17	10/11/13	17
Variance Swap Agreement with Deutsche Bank, based on the LAH4 Index, 0.04% (b)	100	-	1	3/4/14	1
Variance Swap Agreement with Deutsche Bank, based on the LAH4 Index, 0.04% (a)	69	-	-	3/4/14	-
Variance Swap Agreement with Deutsche Bank, based on the LAH4 Index, 0.05% (a)	(61)	-	-	3/4/14	-
Variance Swap Agreement with Deutsche Bank, based on the LAH4 Index, 0.04% (b)	160	-	1	3/4/14	1
Variance Swap Agreement with Deutsche Bank, based on the LPH4 Index, 0.05% (a)	(140)	-	-	3/14/14	-
Variance Swap Agreement with Barclays Bank, based on the SPX Index, 0.07% (b)	200	-	12	12/20/13	12
Variance Swap Agreement with Goldman Sachs International, based on the SPX Index, 0.07% (b)	300	-	17	12/20/13	17
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	2,874	-	(25)	2/18/14	(25)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	38,121	-	(524)	2/18/14	(524)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	3,276	-	(18)	2/18/14	(18)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the JMABMNIC0 Index (b)	510	-	(7)	2/18/14	(7)
Commodity Swap Agreement with Goldman Sachs International, based on the Dow-Jones UBS Commodity Total Return Index (b)	1,785	-	(25)	2/18/14	(25)
Commodity Swap Agreement with Deutsche Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	119,702	8	(1,653)	2/18/14	(1,661)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	18,640	(44)	(192)	2/18/14	(148)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the JMABMNICP Index (b)	2,326	-	(36)	2/18/14	(36)
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index (a)	(474)	-	7	2/18/14	7
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	495	-	(8)	2/18/14	(8)
Commodity Swap Agreement with Deutsche Bank, based on the spread between European Gas Oil and Brent Crude Oil Indices, $16.05(b)	1	-	(1)	10/31/13	(1)
Commodity Swap Agreement with Deutsche Bank, based on the spread between the European Fuel Oil and the Brent Crude Oil Indices, $(15.05) (b)	1	-	1	10/31/13	1
Commodity Swap Agreement with Deutsche Bank, based on the spread between European Gas Oil and Brent Crude Oil Indices, $16.05 (a)	(2)	-	2	12/31/13	2
Commodity Swap Agreement with Deutsche Bank, based on the spread between the European Fuel Oil and the Brent Crude Oil Indices, $(6.65) (a)	(2)	-	12	12/31/13	12
Commodity Swap Agreement with Deutsche Bank, based on the spread between Rotterdam Fuel Oil and Brent Crude Oil Indicies, $(9.88) (a)	(6)	-	14	12/31/14	14
Commodity Swap Agreement with Deutsche Bank, based on the spread between the European Gas Oil and Brent Crude Oil Indices, $17.18 (a)	(6)	-	5	12/31/14	5
Commodity Swap Agreement with Goldman Sachs International, based on the spread between Rotterdam Fuel Oil and Brent Crude Oil Indicies, $(9.90) (a)	(6)	-	14	12/31/14	14
Commodity Swap Agreement with Goldman Sachs International, based on the spread between European Gas Oil and Brent Crude Oil Indices, $17.10 (a)	(6)	-	5	12/31/14	5
Total Return Swap Agreement with Goldman Sachs International, based on the S&P GSCI Brent Crude Index (b)	892	-	13	7/31/13	13
Total Return Swap Agreement with Goldman Sachs International, based on the S&P GSCI Brent Crude Index (b)	3,891	-	(115)	7/31/14	(115)
Total Return Swap Agreement with JPMorgan Chase Bank, based on the S&P GSCI Brent Crude Index (b)	2,466	-	(73)	8/29/14	(73)
Interest Rate Swap Agreement with Credit Suisse, based on the Bank Bill Rate Index, 1.00%(b)	290,000	-	-	9/18/2023	-
Interest Rate Swap Agreement with Goldman Sachs International, based on the Brazil Cetip Interbank Deposit Rate Index, 9.10% (b)	16,000	-	(312)	1/2/17	(312)
Interest Rate Swap Agreement with Deutesche Bank, based on the CPI Urban Consumers NSA, 2.50% (b)	500	4	(7)	7/15/22	(11)
		(32)	(2,897)		(2,861)

Amounts designated as “–” are $0 or have been rounded to $0.

^Cash has been pledged as collateral for swap agreements held by the Portfolio.

(a)	The Portfolio makes periodic payments when credit spreads, as represented by the Reference Entity,widen.
(b)	The Portfolio receives periodic payments when credit spreads, as represented by the Reference Entity,widen.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 93.43%
	Australia — 2.53%
30,629	AGL Energy Ltd. (Multi-Utilities)	$441
54,585	Amcor Ltd. (Paper Packaging)	533
161,288	AMP Ltd. (Life & Health Insurance)	693
44,439	APA Group (Gas Utilities)	247
10,397	ASX Ltd. (Specialized Finance)	335
153,644	Australia & New Zealand Banking Group Ltd. (Diversified Banks)	4,411
26,109	Bendigo & Adelaide Bank Ltd. (Regional Banks)	244
133,363	CFS Retail Property Trust (Retail Real Estate Investment Trusts)	249
220,059	Coca-Cola Amatil Ltd. (Soft Drinks)	2,516
89,702	Commonwealth Bank of Australia (Diversified Banks)	5,957
300,482	Dexus Property Group (Diversified Real Estate Investment Trusts)	282
76,682	Federation Centres (Retail Real Estate Investment Trusts)	163
98,388	GPT Group (Diversified Real Estate Investment Trusts)	319
68,593	Iluka Resources Ltd. (Diversified Metals & Mining)	733
363,634	Incitec Pivot Ltd. (Fertilizers & Agricultural Chemicals)	912
29,307	Lend Lease Group Ltd. (Real Estate Management & Development)	278
189,219	Metcash Ltd. (Food Distributors)	565
217,927	Mirvac Group (Diversified Real Estate Investment Trusts)	354
131,714	National Australia Bank Ltd. (Diversified Banks)	4,216
9,274	Newcrest Mining Ltd. (Gold)	101
83,889	Sonic Healthcare Ltd. (Health Care Providers & Services)	1,267
112,176	SP AusNet (Electric Utilities)	126
122,644	Stockland Trust Group (Diversified Real Estate Investment Trusts)	442
47,891	Sydney Airport (Airport Services)	176
166,873	Tabcorp Holdings Ltd. (Casinos & Gaming)	511
309,349	Tatts Group Ltd. (Casinos & Gaming)	894
485,847	Telstra Corp. Ltd. (Integrated Telecommunication Services)	2,252
149,797	Toll Holdings Ltd. (Air Freight & Logistics)	815
312,026	Transurban Group (Highways & Railtracks)	1,979
164,047	Westfield Retail Trust (Retail Real Estate Investment Trusts)	454
175,451	Westpac Banking Corp. (Diversified Banks)	5,356
46,056	WorleyParsons Ltd. (Oil & Gas Equipment & Services)	1,045
		38,866
	Austria — 0.16%
43,717	Immofinanz AG (Real Estate Operating Companies)	191
24,205	OMV AG (Integrated Oil & Gas)	1,195
4,443	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	228
18,145	Voestalpine AG (Steel)	868
		2,482
	Belgium — 0.94%
12,376	Ageas (Multi-line Insurance)	501
76,344	Anheuser-Busch InBev NV (Brewers)	7,598
4,335	Groupe Bruxelles Lambert SA (Multi-Sector Holdings)	369
28,223	KBC Groep NV (Commercial Banks)	1,386
46,976	Telenet Group Holding NV (Alternative Carriers)	2,339
35,863	UCB SA (Pharmaceuticals)	2,183
		14,376
	Bermuda — 0.30%
103,004	Seadrill Ltd. (Oil & Gas Drilling)	4,623
879	Seadrill Ltd. (Oil & Gas Drilling)	40
		4,663
	Brazil — 0.14%
38,140	Banco Bradesco SA - Sponsored ADR (Diversified Banks)	529
164,300	BM&FBOVESPA SA (Specialized Finance)	923
92,900	Hypermarcas SA (Personal Products)	746
		2,198
	Canada — 1.15%
46,600	CAE, Inc. (Aerospace & Defense)	510
31,300	Cameco Corp. (Coal & Consumable Fuels)	565
29,297	Canadian Pacific Railway Ltd. (Railroads)	3,612
60,300	Cenovus Energy, Inc. (Integrated Oil & Gas)	1,800
74,900	Centerra Gold, Inc. (Metals & Mining)(a)	351
95,400	Centerra Gold, Inc. (Metals & Mining)(a)	446
133,984	First Quantum Minerals Ltd. (Diversified Metals & Mining)	2,495
140,100	Imperial Oil Ltd. (Integrated Oil & Gas)	6,154
65,700	Progressive Waste Solutions Ltd. (Environmental & Facilities Services)	1,690
		17,623
	Cayman Islands — 0.08%
177,000	China Mengniu Dairy Co. Ltd. (Food Products)	793
162,500	Stella International Holdings Ltd. (Footwear)	417
		1,210
	China — 1.70%
76,309	Baidu, Inc. - Sponsored ADR (Internet Software & Services)(b)	11,842
1,526,613	Bank of China Ltd., H Shares (Diversified Banks)	697
120,000	China Pacific Insurance Group Co. Ltd. (Multi-line Insurance)	430
1,220,654	China Resources Land Ltd. (Real Estate Development)	3,470
3,899,058	Industrial & Commercial Bank of China Ltd., H Shares (Diversified Banks)	2,720

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
18,000	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	$988
282,000	PICC Property & Casualty Co. Ltd., H Shares (Property & Casualty Insurance)	383
66,347	Tencent Holdings Ltd. (Internet Software & Services)	3,480
751,000	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	2,096
		26,106
	Curaçao — 0.38%
65,773	Schlumberger Ltd. (Oil & Gas Equipment & Services)	5,812

	Denmark — 0.42%
89	A.P. Moller - Maersk A/S, Class - A (Marine)	770
217	A.P. Moller - Maersk A/S, Class - B (Marine)	1,989
15,368	Novo Nordisk A/S (Pharmaceuticals)	2,610
5,912	Rockwool International A/S, B Shares (Building Products)	958
971	Tryg A/S (Insurance)	89
		6,416
	Finland — 0.52%
11,250	Elisa Oyj (Integrated Telecommunication Services)	268
17,584	Fortum Oyj (Electric Utilities)	396
20,691	Metso OYJ (Machinery)	813
15,522	Orion Oyj, Class - B (Integrated Oil & Gas)	391
97,790	Sampo Oyj, A Shares (Multi-line Insurance)	4,202
89,347	Stora Enso Oyj, R Shares (Paper Products)	757
86,575	UPM-Kymmene Oyj (Paper Products)	1,198
		8,025
	France — 9.10%
261,063	AXA SA (Multi-line Insurance)	6,048
210,957	BNP Paribas (Diversified Banks)	14,268
57,882	Bouygues SA (Construction & Engineering)	2,112
35,805	Capital Gemini SA (IT Services)	2,130
34,591	Casino Guichard-Perrachon SA (Food Retail)	3,564
9,646	CNP Assurances (Insurance)	174
126,058	Compagnie de Saint-Gobain (Building Products)	6,242
18,029	Danone SA (Packaged Foods & Meats)	1,357
14,505	Electricite de France SA (Electric Utilities)	459
35,607	Eutelsat Communications (Media)	1,126
2,280	Fonciere des Regions (Diversified Real Estate Investment Trusts)	189
221,171	GDF Suez (Multi-Utilities)	5,555
1,317	Gecina SA (Diversified Real Estate Investment Trusts)	168
1,403	Icade (Real Estate Investment Trusts (REITs))	128
28,043	JC Decaux SA (Advertising)	1,032
5,980	Klepierre (Retail Real Estate Investment Trusts)	259
26,733	Lagardere SCA (Publishing)	868
111,257	Legrand SA (Electrical Components & Equipment)	6,173
3,846	L'Oreal SA (Personal Products)	660
14,929	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	2,940
82,609	Pernod Ricard SA (Distillers & Vintners)	10,257
20,704	Renault SA (Automobile Manufacturers)	1,650
37,870	Rexel SA (Trading Companies & Distributors)	963
94,609	Sanofi-Aventis (Pharmaceuticals)	9,595
122,045	Schneider Electric SA (Electrical Components & Equipment)	10,319
9,209	SCOR SE (Reinsurance)	305
44,298	Societe Generale (Diversified Banks)	2,207
16,826	Suez Environnement Co. (Multi-Utilities)	273
49,848	Technip SA (Oil & Gas Equipment & Services)	5,852
343,524	Total SA (Integrated Oil & Gas)	19,934
22,866	Unibail-Rodamco SE (Retail Real Estate Investment Trusts)	5,673
21,299	Veolia Environnement (Multi-Utilities)	364
115,405	Vinci SA (Construction & Engineering)	6,708
148,241	Vivendi (Movies & Entertainment)	3,410
42,253	Zodiac Aerospace (Aerospace & Defense)	6,724
		139,686
	Germany — 10.72%
39,868	Allianz SE (Multi-line Insurance)	6,267
5,715	Axel Springer AG (Publishing)	318
88,062	BASF SE (Diversified Chemicals)	8,446
160,175	Bayer AG (Pharmaceuticals)	18,885
65,917	Bayerische Motoren Werke AG (Automobile Manufacturers)	7,086
49,998	Beiersdorf AG (Personal Products)	4,439
6,408	Bilfinger Berger SE (Construction & Engineering)	673
6,492	Brenntag AG (Trading Companies & Distributors)	1,081
274,732	Daimler AG (Automobile Manufacturers)	21,413
21,173	Deutsche Bank AG (Diversified Capital Markets)	972
26,872	Deutsche Boerse AG (Specialized Finance)	2,021
387,892	Deutsche Post AG (Air Freight & Logistics)(a)	12,871
258,608	Deutsche Telekom AG - Registered (Integrated Telecommunication Services)	3,748
113,099	Deutsche Wohnen AG (Real Estate Operating Companies)(a)	2,023
67,488	E.ON AG (Electric Utilities)	1,200
15,363	ElringKlinger AG (Auto Parts & Equipment)	691
2,177	Hannover Rueckversicherung AG - Registered (Reinsurance)	160

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
96,352	HeidelbergCement AG (Construction Materials)	$7,430
4,705	Hugo Boss AG (Apparel, Accessories & Luxury Goods)	609
24,877	K+S AG - Registered (Fertilizers & Agricultural Chemicals)	645
34,840	Kabel Deutschland Holding AG (Cable & Satellite)	4,430
83,743	Linde AG (Industrial Gases)	16,584
19,153	Metro AG (Hypermarkets & Super Centers)	759
42,535	MTU Aero Engines Holding AG (Aerospace & Defense)	3,974
55,484	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	10,842
7,705	Osram Licht AG (Electrical Components & Equipment)(b)	362
22,947	Porsche AG (Automobile Manufacturers)	2,005
15,372	ProSiebenSat.1 Media AG (Broadcasting)	653
18,211	RWE AG (Multi-Utilities)	619
53,767	SAP AG (Application Software)	3,976
154,515	Siemens AG (Industrial Conglomerates)	18,615
7,871	Wacker Chemie AG (Specialty Chemicals)	777
		164,574
	Hong Kong — 3.13%
3,582,380	AIA Group Ltd. (Life & Health Insurance)(a)	16,835
490,500	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	3,542
151,335	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	486
56,143	Cheung Kong (Holdings) Ltd. (Diversified Real Estate Activities)	855
137,759	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	954
616,000	China Merchants Holdings (International) Co. Ltd. (Marine Ports & Services)	2,240
72,175	CLP Holdings Ltd. (Electric Utilities)	588
2,707,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	5,508
31,245	Hang Seng Bank Ltd. (Diversified Banks)	509
1,348,000	HKT Trust and HKT Ltd. (Integrated Telecommunication Services)	1,265
44,932	Hong Kong Exchanges & Clearing Ltd. (Specialized Finance)	720
246,768	HongKong Land Holdings Ltd. (Real Estate Operating Companies)	1,629
90,267	Hopewell Holdings Ltd. (Diversified Real Estate Activities)	302
25,000	Hysan Development Co. (Real Estate Management & Development)	111
25,500	Kerry Properties Ltd. (Real Estate Management & Development)	109
528,000	Li & Fung Ltd. (Distributors)	768
149,000	New World Development Co. Ltd. (Diversified Real Estate Activities)	224
56,547	Power Assets Holdings Ltd. (Electric Utilities)	506
667,516	Sands China Ltd. (Casinos & Gaming)	4,127
117,854	Sino Land Co. Ltd. (Real Estate Development)	174
644,194	SJM Holdings Ltd. (Casinos & Gaming)	1,811
65,256	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	888
52,450	Swire Pacific Ltd., Class - A (Diversified Real Estate Activities)	628
48,604	The Bank of East Asia Ltd. (Diversified Banks)	206
366,605	The Link Real Estate Investment Trust (Retail Real Estate Investment Trusts)	1,799
92,000	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	797
133,200	Wynn Macau Ltd. (Casinos & Gaming)	454
		48,035
	India — 0.01%
9,071	Kotak Mahindra Bank Ltd. - Registered GDR (Diversified Financial Services	98

	Indonesia — 0.14%
667,500	PT Astra International Tbk (Automobile Manufacturers)	372
2,794,000	PT Bank Rakyat Indonesia Persero Tbk (Diversified Banks)	1,751
		2,123
	Ireland — 1.05%
113,451	Covidien PLC (Health Care Equipment & Supplies)	6,913
119,414	CRH PLC (Construction Materials)	2,852
78,236	Glanbia PLC (Packaged Foods & Meats)(a)	1,025
58,900	Ryanair Holdings PLC - Sponsored ADR (Airlines)	2,930
103,161	Smurfit Kappa Group PLC (Paper Packaging)	2,330
		16,050
	Israel — 0.04%
70,533	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	596

	Italy — 1.19%
32,126	Assicurazioni Generali SpA (Multi-line Insurance)	641
54,379	Atlantia SpA (Highways & Railtracks)	1,106
270,270	Enel SpA (Electric Utilities)	1,036
394,305	Eni SpA (Integrated Oil & Gas)	9,040
38,836	Pirelli & C. SpA (Auto Components)	506
1,049,068	Snam Rete Gas SpA (Gas Utilities)	5,312
477,117	Telecom Italia SpA (Integrated Telecommunication Services)	317
63,421	Terna - Rete Elettrica Nationale SpA (Electric Utilities)	286
		18,244

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan — 18.48%
368	ABC-Mart, Inc. (Apparel Retail)	$18
5,980	ACOM Co. Ltd. (Consumer Finance)(b)	22
2,192	ADVANTEST Corp. (Semiconductor Equipment)	25
97,168	Aeon Co. Ltd. (Hypermarkets & Super Centers)	1,336
3,717	Aeon Credit Service Co. Ltd. (Consumer Finance)	117
1,613	AEON Mall Co. Ltd. (Real Estate Operating Companies)	48
2,083	Air Water, Inc. (Industrial Gases)	30
30,946	Aisin Seiki Co. Ltd. (Auto Parts & Equipment)	1,318
61,434	Ajinomoto Co., Inc. (Packaged Foods & Meats)	806
6,381	Alfresa Holdings Corp. (Health Care Distributors)	329
188,223	All Nippon Airways Co. Ltd. (Airlines)	409
4,989	Amada Co. Ltd. (Industrial Machinery)	45
15,995	Aozora Bank Ltd. (Diversified Banks)	47
162,953	Asahi Glass Co. Ltd. (Building Products)	1,010
62,209	Asahi Group Holdings Ltd. (Brewers)	1,632
203,225	Asahi Kasei Corp. (Commodity Chemicals)	1,529
2,336	ASICS Corp. (Footwear)	40
71,639	Astellas Pharma, Inc. (Pharmaceuticals)	3,645
11,554	Benesse Holdings, Inc. (Education Services)	420
9,394	Bridgestone Corp. (Tires & Rubber)	342
3,498	Brother Industries Ltd. (Office Electronics)	39
1,008	CALBEE, Inc. (Packaged Foods & Meats)	29
183,362	Canon, Inc. (Office Electronics)	5,840
3,321	Casio Computer Co. Ltd. (Consumer Electronics)	31
2,116	Central Japan Railway Co. (Railroads)	271
2,184	Chiyoda Corp. (Construction & Engineering)	26
9,307	Chubu Electric Power Co., Inc. (Electric Utilities)	127
35,076	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	719
3,895	Citizen Holdings Co. Ltd. (Electronic Equipment, Instruments & Components)	27
10,398	Coca-Cola West Co. Ltd. (Soft Drinks)	207
7,703	Cosmo Oil Co. Ltd. (Oil & Gas Refining & Marketing)(b)	14
2,304	Credit Saison Co. Ltd. (Consumer Finance)	62
89,426	Dai Nippon Printing Co. Ltd. (Commercial Printing)	945
4,082	Daicel Corp. (Specialty Chemicals)	37
3,948	Daido Steel Co. Ltd. (Steel)	23
30,613	Daihatsu Motor Co. Ltd. (Automobile Manufacturers)	592
108,919	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	1,970
3,378	Daikin Industries Ltd. (Building Products)	179
2,325	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals)	32
3,818	Daito Trust Construction Co. Ltd. (Diversified Real Estate Activities)	381
8,129	Daiwa House Industry Co. Ltd. (Diversified Real Estate Activities)	153
24,234	Daiwa Securities Group, Inc. (Investment Banking & Brokerage)	217
1,576	DeNA Co. Ltd. (Internet Software & Services)	32
22,598	Denso Corp. (Auto Parts & Equipment)	1,053
3,128	Dentsu, Inc. (Advertising)	118
756	Don Quijote Co. Ltd. (General Merchandise Stores)	47
4,806	East Japan Railway Co. (Railroads)	413
40,454	Eisai Co. Ltd. (Pharmaceuticals)	1,642
1,730	Electric Power Development Co. Ltd. (Independent Power Producers & Energy Traders)	56
9,162	FamilyMart Co. Ltd. (Food Retail)	396
15,579	Fanuc Ltd. (Industrial Machinery)	2,569
1,741	Fast Retailing Co. Ltd. (Apparel Retail)	653
7,827	Fuji Electric Co. Ltd. (Electrical Components & Equipment)	32
8,209	Fuji Heavy Industries Ltd. (Automobile Manufacturers)	226
74,415	FUJIFILM Holdings Corp. (Electronic Equipment, Instruments & Components)	1,782
27,045	Fujitsu Ltd. (Computer Hardware)	101
37,818	Fukuoka Financial Group, Inc. (Regional Banks)	170
9,385	Furukawa Electric Co. Ltd. (Electrical Components & Equipment)	22
1,478	Gree, Inc. (Internet Software & Services)	12
50	GungHo Online Entertainment, Inc. (Home Entertainment Software)(b)	39
3,460	Hakuhodo DY Holdings, Inc. (Advertising)	26
51,495	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	1,936
16,997	Hankyu Hanshin Holdings, Inc. (Railroads)	94
3,615	Hino Motors Ltd. (Construction & Farm Machinery & Heavy Trucks)	53
420	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	64
865	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	48
17,874	Hitachi Chemical Co. Ltd. (Specialty Chemicals)	287
1,604	Hitachi Construction Machinery Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	36
867	Hitachi High-Technologies Corp. (Technology Distributors)	19
872,573	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	5,744
2,306	Hitachi Metals Ltd. (Steel)	28

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
2,658	Hokkaido Electric Power Co., Inc. (Electric Utilities)(b)	$36
59,473	Hokuhoku Financial Group, Inc. (Commercial Banks)	125
2,452	Hokuriku Electric Power Co. (Electric Utilities)	36
414,812	Honda Motor Co. Ltd. (Automobile Manufacturers)	15,765
69,904	HOYA Corp. (Electronic Equipment, Instruments & Components)	1,649
3,938	Hulic Co. Ltd. (Real Estate Operating Companies)	58
1,682	IBIDEN Co. Ltd. (Electronic Equipment, Instruments & Components)	27
3,600	Idemitsu Kosan Co. Ltd. (Oil & Gas Refining & Marketing)	311
574,459	IHI Corp. (Industrial Machinery)	2,414
12,800	INPEX Corp. (Oil & Gas Exploration & Production)	151
5,167	Isetan Mitsukoshi Holdings Ltd. (Department Stores)	76
17,606	Isuzu Motors Ltd. (Automobile Manufacturers)	116
243,539	ITOCHU Corp. (Trading Companies & Distributors)	2,979
4,127	ITOCHU Techno-Solutions Corp. (IT Consulting & Other Services)	147
6,747	J. Front Retailing Co. Ltd. (Department Stores)	55
837	Japan Airlines Co. Ltd. (Airlines)	51
3,455	Japan Exchange Group, Inc. (Specialized Finance)	76
400	Japan Petroleum Exploration Co. Ltd. (Oil & Gas Exploration & Production)	17
42	Japan Prime Realty Investment Corp. (Office Real Estate Investment Trusts)	147
30	Japan Real Estate Investment Corp. (Office Real Estate Investment Trusts)	350
103	Japan Retail Fund Investment Corp. (Retail Real Estate Investment Trusts)	212
457,981	Japan Tobacco, Inc. (Tobacco)(a)	16,450
7,072	JFE Holdings, Inc. (Steel)	183
184,897	JGC Corp. (Construction & Engineering)	6,660
42,975	JS Group Corp. (Building Products)	883
28,612	JSR Corp. (Specialty Chemicals)	530
2,970	JTEKT Corp. (Industrial Machinery)	41
360,923	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	1,870
11,825	Kajima Corp. (Construction & Engineering)	48
109,800	Kakaku.com, Inc. (Internet Software & Services)	2,557
3,260	Kamigumi Co. Ltd. (Marine Ports & Services)	28
48,312	Kaneka Corp. (Commodity Chemicals)	315
3,240	Kansai Paint Co. Ltd. (Specialty Chemicals)	43
85,021	Kao Corp. (Personal Products)	2,647
261,867	Kawasaki Heavy Industries Ltd. (Industrial Machinery)	1,132
207,972	KDDI Corp. (Wireless Telecommunication Services)	10,665
6,554	Keikyu Corp. (Railroads)	62
8,087	Keio Corp. (Railroads)	58
3,857	Keisei Electric Railway Co. Ltd. (Railroads)	40
18,858	Keyence Corp. (Electronic Equipment, Instruments & Components)	7,149
2,206	Kikkoman Corp. (Packaged Foods & Meats)	40
1,860	Kinden Corp. (Construction & Engineering)	20
25,726	Kintetsu Corp. (Railroads)	96
139,890	Kirin Holdings Co. Ltd. (Brewers)	2,034
35,840	Kobe Steel Ltd. (Steel)(b)	66
1,349	Koito Manufacturing Co. Ltd. (Auto Parts & Equipment)	26
13,457	Komatsu Ltd. (Construction & Farm Machinery & Heavy Trucks)	334
1,504	Konami Corp. (Home Entertainment Software)	35
7,190	Konica Minolta Holdings, Inc. (Office Electronics)	60
95,281	Kubota Corp. (Construction & Farm Machinery & Heavy Trucks)	1,374
55,143	Kuraray Co. Ltd. (Commodity Chemicals)	659
17,678	Kurita Water Industries Ltd. (Industrial Machinery)	375
4,746	Kyocera Corp. (Electronic Equipment, Instruments & Components)	252
37,371	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	383
6,166	Kyushu Electric Power Co., Inc. (Electric Utilities)(b)	88
10,344	Lawson, Inc. (Food Retail)	809
10	M3, Inc. (Health Care Technology)	28
344	Mabuchi Motor Co. Ltd. (Electrical Components & Equipment)	18
1,666	Makita Corp. (Industrial Machinery)	97
334,368	Marubeni Corp. (Trading Companies & Distributors)	2,626
3,318	Marui Group Co. Ltd. (Department Stores)	31
7,280	Maruichi Steel Tube Ltd. (Steel)	181
38,739	Mazda Motor Corp. (Automobile Manufacturers)(b)	172
1,029	McDonald's Holdings Co. (Japan) Ltd. (Restaurants)	28
1,980	Medipal Holdings Corp. (Health Care Distributors)	24
9,791	MEIJI Holdings Co. Ltd. (Packaged Foods & Meats)	535
8,679	Miraca Holdings, Inc. (Health Care Providers & Services)	387
19,452	Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)	91
227,307	Mitsubishi Corp. (Trading Companies & Distributors)	4,593

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
28,017	Mitsubishi Electric Corp. (Heavy Electrical Equipment)	$294
18,494	Mitsubishi Estate Co. Ltd. (Diversified Real Estate Activities)	545
5,407	Mitsubishi Gas Chemical Co., Inc. (Diversified Chemicals)	45
43,448	Mitsubishi Heavy Industries Ltd. (Industrial Machinery)	249
1,722	Mitsubishi Logistics Corp. (Marine Ports & Services)	26
16,625	Mitsubishi Materials Corp. (Diversified Metals & Mining)	69
6,000	Mitsubishi Motors Corp. (Automobile Manufacturers)(b)	66
35,190	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	493
773,436	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	4,934
8,541	Mitsubishi UFJ Lease & Finance Co. Ltd. (Specialized Finance)	45
281,188	Mitsui & Co. Ltd. (Trading Companies & Distributors)	4,080
12,431	Mitsui Chemicals, Inc. (Commodity Chemicals)	34
25,706	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities)	862
16,178	Mitsui O.S.K. Lines Ltd. (Marine)(b)	73
1,167,984	Mizuho Financial Group, Inc. (Diversified Banks)	2,531
7,283	MS&AD Insurance Group Holdings, Inc. (Property & Casualty Insurance)	190
46,434	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	3,539
1,624	Nabtesco Corp. (Industrial Machinery)	40
27,783	Namco Bandai Holdings, Inc. (Leisure Products)	519
35,594	NEC Corp. (Computer Hardware)	82
1,522	Nexon Co. Ltd. (Home Entertainment Software)	19
309,942	NGK Insulators Ltd. (Industrial Machinery)	4,692
2,500	NGK Spark Plug Co. Ltd. (Auto Parts & Equipment)	55
2,318	NHK Spring Co. Ltd. (Auto Parts & Equipment)	24
1,420	Nidec Corp. (Electronic Equipment, Instruments & Components)	117
26,264	Nikon Corp. (Photographic Products)	458
6,185	Nintendo Co. Ltd. (Home Entertainment Software)	699
36	Nippon Building Fund, Inc. (Office Real Estate Investment Trusts)	448
5,218	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	28
129,141	Nippon Express Co. Ltd. (Trucking)	646
2,395	Nippon Meat Packers, Inc. (Packaged Foods & Meats)	34
4	Nippon Prologis REIT, Inc. (Industrial Real Estate Investment Trusts)	40
109,286	Nippon Steel & Sumitomo Metal Corp. (Steel)	371
38,227	Nippon Telegraph & Telephone Corp. (Integrated Telecommunication Services)	1,976
23,585	Nippon Yusen Kabushiki Kaisha (Marine)	74
785,581	Nissan Motor Co. Ltd. (Automobile Manufacturers)	7,865
33,151	Nisshin Seifun Group, Inc. (Packaged Foods & Meats)	334
9,121	Nissin Foods Holdings Co. Ltd. (Packaged Foods & Meats)	374
480	Nitori Holdings Co. Ltd. (Homefurnishing Retail)	44
2,408	Nitto Denko Corp. (Specialty Chemicals)	157
17,292	NKSJ Holdings, Inc. (Property & Casualty Insurance)	444
1,331	NOK Corp. (Auto Parts & Equipment)	21
52,368	Nomura Holdings, Inc. (Investment Banking & Brokerage)	408
1,832	Nomura Real Estate Holdings, Inc. (Diversified Real Estate Activities)	45
18	Nomura Real Estate Office Fund, Inc. (Office Real Estate Investment Trusts)	92
16,266	Nomura Research Institute Ltd. (IT Consulting & Other Services)	564
6,551	NSK Ltd. (Industrial Machinery)	67
20,200	NTT Data Corp. (IT Consulting & Other Services)	679
133,800	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	2,167
1,800	NTT Urban Development Corp. (Real Estate Operating Companies)	24
9,078	Obayashi Corp. (Construction & Engineering)	54
8,758	Odakyu Electric Railway Co. Ltd. (Railroads)	87
128,165	Oji Paper Co. Ltd. (Paper Products)	600
3,478	Olympus Corp. (Health Care Equipment & Supplies)(b)	106
2,958	OMRON Corp. (Electronic Equipment, Instruments & Components)	107
38,046	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	2,334
35,233	Oracle Corp. Japan (Systems Software)	1,312
699	Oriental Land Co. Ltd. (Leisure Facilities)	115
170,917	ORIX Corp. (Consumer Finance)	2,774
93,737	Osaka Gas Co. Ltd. (Gas Utilities)	399
2,537	Otsuka Corp. (IT Consulting & Other Services)	323
58,288	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	1,688
31,865	Panasonic Corp. (Consumer Electronics)	307
15,369	Park24 Co. Ltd. (Environmental & Facilities Services)	273
10,455	Rakuten, Inc. (Internet Retail)	158
96,351	Resona Holdings, Inc. (Regional Banks)	492
9,373	Ricoh Co. Ltd. (Office Electronics)	108
555	Rinnai Corp. (Household Appliances)	41

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
1,448	Rohm Co. Ltd. (Semiconductors)	$59
12,000	Ryohin Keikaku Co. (General Merchandise Stores)	1,083
8,617	Sankyo Co. Ltd. (Leisure Products)	420
623	Sanrio Co. Ltd. (Specialty Stores)	38
11,840	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	574
2,825	SBI Holdings, Inc. (Asset Management & Custody Banks)	36
33,935	SECOM Co. Ltd. (Security & Alarm Services)	2,120
30,987	Sega Sammy Holdings, Inc. (Leisure Products)	892
66,499	Sekisui Chemical Co. Ltd. (Homebuilding)	675
87,231	Sekisui House Ltd. (Homebuilding)	1,170
121,822	Seven & I Holdings Co. Ltd. (Food Retail)	4,438
32,629	Seven Bank Ltd. (Regional Banks)	109
15,354	Sharp Corp. (Consumer Electronics)(b)	56
2,595	Shikoku Electric Power Co., Inc. (Electric Utilities)(b)	44
3,311	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	31
310	Shimamura Co. Ltd. (Apparel Retail)	31
1,102	Shimano, Inc. (Leisure Products)	98
92,800	Shimizu Corp. (Construction & Engineering)	452
88,239	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	5,387
24,070	Shinsei Bank Ltd. (Regional Banks)	58
48,287	Shionogi & Co. Ltd. (Pharmaceuticals)	1,013
5,233	Shiseido Co. Ltd. (Personal Products)	94
21,930	Showa Denko K.K. (Diversified Chemicals)	30
2,634	Showa Shell Sekiyu K.K. (Oil & Gas Refining & Marketing)	29
5,354	SMC Corp. (Industrial Machinery)	1,271
118,568	SoftBank Corp. (Wireless Telecommunication Services)	8,192
18,296	Sojitz Corp. (Trading Companies & Distributors)	36
14,547	Sony Corp. (Electronic Equipment, Instruments & Components)	311
8,674	Sony Financial Holdings, Inc. (Life & Health Insurance)	159
2,102	Stanley Electric Co. Ltd. (Auto Parts & Equipment)	45
1,622	Sumco Corp. (Semiconductor Equipment)	13
21,829	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	83
265,238	Sumitomo Corp. (Trading Companies & Distributors)	3,568
102,945	Sumitomo Electric Industries Ltd. (Electrical Components & Equipment)	1,489
7,732	Sumitomo Heavy Industries Ltd. (Industrial Machinery)	35
7,318	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	103
205,821	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	9,938
324,386	Sumitomo Mitsui Trust Holdings, Inc. (Diversified Banks)(a)	1,601
4,992	Sumitomo Realty & Development Co. Ltd. (Diversified Real Estate Activities)	236
26,759	Sumitomo Rubber Industries Ltd. (Tires & Rubber)	411
1,800	Suntory Beverage & Food Ltd. (Soft Drinks)(b)	61
2,526	Suruga Bank Ltd. (Regional Banks)	43
985	Suzuken Co. Ltd. (Health Care Distributors)	32
48,998	Suzuki Motor Corp. (Automobile Manufacturers)	1,173
31,811	Sysmex Corp. (Health Care Equipment & Supplies)	2,026
8,398	T&D Holdings, Inc. (Life & Health Insurance)	104
17,440	Taiheiyo Cement Corp. (Construction Materials)	76
14,550	Taisei Corp. (Construction & Engineering)	72
5,073	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	334
3,381	Taiyo Nippon Sanso Corp. (Industrial Gases)	23
3,700	Takashimaya Co. Ltd. (Department Stores)	35
160,551	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	7,572
1,821	TDK Corp. (Electronic Equipment, Instruments & Components)	71
14,079	Teijin Ltd. (Commodity Chemicals)	32
2,224	Terumo Corp. (Health Care Equipment & Supplies)	114
4,506	The Bank of Kyoto Ltd. (Regional Banks)	40
245,734	The Bank of Yokohama Ltd. (Regional Banks)	1,403
36,404	The Chiba Bank Ltd. (Regional Banks)	265
2,289	The Chugoku Bank Ltd. (Regional Banks)	32
4,350	The Chugoku Electric Power Co., Inc. (Electric Utilities)	69
12,200	The Dai-ichi Life Insurance Co. Ltd. (Life & Health Insurance)	173
18,311	The Gunma Bank Ltd. (Regional Banks)	107
5,828	The Hachijuni Bank Ltd. (Regional Banks)	36
6,993	The Hiroshima Bank Ltd. (Regional Banks)	30
3,621	The Iyo Bank Ltd. (Regional Banks)	38
4,414	The Japan Steel Works Ltd. (Industrial Machinery)	26
9,497	The Joyo Bank Ltd. (Regional Banks)	51
10,143	The Kansai Electric Power Co., Inc. (Electric Utilities)(b)	130
34,468	The Nishi-Nippon City Bank Ltd. (Regional Banks)	94

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
7,904	The Shizuoka Bank Ltd. (Regional Banks)	$90
31,874	The Yokohama Rubber Co. Ltd. (Tires & Rubber)	314
1,691	THK Co. Ltd. (Industrial Machinery)	37
15,285	Tobu Railway Co. Ltd. (Railroads)	81
1,685	Toho Co. Ltd. (Movies & Entertainment)	35
5,725	Toho Gas Co. Ltd. (Gas Utilities)	30
6,527	Tohoku Electric Power Co., Inc. (Electric Utilities)(b)	80
52,518	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	1,712
20,920	Tokyo Electric Power Co., Inc. (Electric Utilities)(b)	130
61,899	Tokyo Electron Ltd. (Semiconductor Equipment)	3,313
124,250	Tokyo Gas Co. Ltd. (Gas Utilities)	680
5,752	Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	53
16,898	Tokyu Corp. (Railroads)	120
7,965	Tokyu Land Corp. (Diversified Real Estate Activities)	83
45,971	TonenGeneral Sekiyu K.K. (Oil & Gas Refining & Marketing)	425
89,733	Toppan Printing Co. Ltd. (Commercial Printing)	722
21,528	Toray Industries, Inc. (Commodity Chemicals)	141
58,281	Toshiba Corp. (Computer Hardware)	261
4,157	TOTO Ltd. (Building Products)	58
2,383	Toyo Seikan Kaisha Ltd. (Metal & Glass Containers)	47
1,240	Toyo Suisan Kaisha Ltd. (Packaged Foods & Meats)	36
10,228	Toyoda Gosei Co. Ltd. (Auto Parts & Equipment)	251
918	Toyota Boshoku Corp. (Auto Parts & Equipment)	12
2,378	Toyota Industries Corp. (Auto Parts & Equipment)	102
326,063	Toyota Motor Corp. (Automobile Manufacturers)	20,803
3,070	Toyota Tsusho Corp. (Trading Companies & Distributors)	80
48,571	Trend Micro, Inc. (Systems Software)	1,806
9,341	Tsumura & Co. (Pharmaceuticals)	274
159,663	Ube Industries Ltd. (Diversified Chemicals)	300
1,691	Unicharm Corp. (Household Products)	99
114	United Urban Investment Corp. (Real Estate Investment Trusts (REITs))	174
34,360	USS Co. Ltd. (Automotive Retail)	497
27,233	West Japan Railway Co. (Railroads)	1,165
148,100	Yahoo Japan Corp. (Internet Software & Services)	839
1,230	Yakult Honsha Co. Ltd. (Packaged Foods & Meats)	62
108,240	Yamada Denki Co. Ltd. (Computer & Electronics Retail)	319
2,957	Yamaguchi Financial Group, Inc. (Regional Banks)	29
2,306	Yamaha Corp. (Leisure Products)	33
4,112	Yamaha Motor Co. Ltd. (Motorcycle Manufacturers)	60
5,360	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	120
585	Yamato Kogyo Co. Ltd. (Air Freight & Logistics)	22
1,540	Yamazaki Baking Co. Ltd. (Packaged Foods & Meats)	17
2,999	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	42
3,104	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	44
		283,656
	Jersey — 0.60%
542,101	Glencore International PLC (Diversified Metals & Mining)	2,955
36,519	Wolseley PLC (Trading Companies & Distributors)	1,890
209,598	WPP PLC (Advertising)	4,308
		9,153
	Luxembourg — 0.33%
5,135	Millicom International Cellular SA (Wireless Telecommunication Services)	454
160,823	SES - FDR, Class - A (Cable & Satellite)	4,601
		5,055
	Malaysia — 0.02%
405,400	Astro Malaysia Holdings Berhad (Broadcasting)(a)	363

	Netherlands — 4.97%
45,777	AEGON NV (Life & Health Insurance)	339
166,061	Akzo Nobel NV (Diversified Chemicals)	10,910
66,029	ASML Holding NV (Semiconductor Equipment)	6,520
10,561	ASML Holding NV - NYS (Semiconductor Equipment)	1,043
2,396	Corio NV (Retail Real Estate Investment Trusts)	103
4,882	Delta Lloyd NV (Life & Health Insurance)	104
14,619	European Aeronautic Defence & Space Co. (Aerospace & Defense)	931
33,218	Fugro NV (Oil & Gas Equipment & Services)	2,026
45,758	Gemalto NV (Computer Storage & Peripherals)	4,913
107,156	Koninklijke Ahold NV (Food Retail)	1,856
8,209	Koninklijke Boskalis Westminster NV (Construction & Engineering)	364
68,198	Koninklijke DSM NV (Diversified Chemicals)	5,146
118,493	Koninklijke Philips Electronics NV (Industrial Conglomerates)	3,820
12,741	Randstad Holding NV (Professional Services)	718
600,271	Reed Elsevier NV (Publishing)	12,071

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
693,835	TNT NV (Air Freight & Logistics)(b)	$3,001
436,124	Unilever NV (Packaged Foods & Meats)	16,963
31,827	Wolters Kluwer NV (Publishing)	820
12,900	Yandex NV (Internet Software & Services)(b)	470
104,543	Ziggo NV (Alternative Carriers)(a)	4,234
		76,352
	New Zealand — 0.02%
143,599	Telecom Corp. of New Zealand Ltd. (Integrated Telecommunication Services)	277

	Nigeria — 0.09%
1,395,733	Nigerian Breweries PLC (Brewers)	1,429

	Norway — 0.43%
9,085	Gjensidige Forsikring ASA (Multi-line Insurance)	137
125,621	Orkla ASA (Industrial Conglomerates)	915
183,383	Statoil ASA (Integrated Oil & Gas)	4,165
57,680	Telenor ASA (Diversified Telecommunication Services)	1,319
		6,536
	Papua New Guinea — 0.16%
306,335	Oil Search Ltd. (Oil & Gas Exploration & Production)(a)	2,457

	Portugal — 0.02%
92,898	EDP - Energias de Portugal SA (Electric Utilities)	339

	Russia — 0.09%
9,515	LUKOIL - Sponsored ADR (Integrated Oil & Gas)	605
59,664	Sberbank of Russia - Sponsored ADR (Diversified Banks)	718
		1,323
	Singapore — 1.35%
91,000	Ascendas Real Estate Investment Trust (Industrial Real Estate Investment Trusts)	165
93,624	CapitaCommercial Trust (Office Real Estate Investment Trusts)	109
112,000	CapitaMall Trust (Retail Real Estate Investment Trusts)	175
300,494	ComfortDelGro Corp. Ltd. (Trucking)	472
271,977	DBS Group Holdings Ltd. (Diversified Banks)	3,561
670,000	Global Logistic Properties Ltd. (Real Estate Operating Companies)	1,544
827,429	Hutchison Port Holdings Trust (Marine Ports & Services)	645
236,480	Keppel Corp. Ltd. (Industrial Conglomerates)	1,965
36,000	Keppel Land Ltd. (Real Estate Development)	102
18,758	Keppel REIT (Office Real Estate Investment Trusts)	18
1,143,608	Olam International Ltd. (Food Distributors)	1,395
511,000	SembCorp Industries Ltd. (Industrial Conglomerates)	2,155
1,057,000	SembCorp Marine Ltd. (Construction & Farm Machinery & Heavy Trucks)	3,818
41,601	Singapore Exchange Ltd. (Specialized Finance)	241
257,895	Singapore Press Holdings Ltd. (Publishing)	845
1,092,170	Singapore Telecommunications Ltd. (Integrated Telecommunication Services)(a)	3,248
6,310	Singapore Telecommunications Ltd. (Integrated Telecommunication Services)	19
362,443	Yangzijiang Shipbuilding Holdings Ltd. (Construction & Farm Machinery & Heavy Trucks)	316
		20,793
	South Africa — 0.03%
24,469	Shoprite Holdings Ltd. (Food Retail)	403

	South Korea — 0.97%
9,540	Hana Financial Group, Inc. (Diversified Banks)	327
6,054	Hyundai Mobis Co. Ltd. (Auto Parts & Equipment)	1,611
62,282	KT&G Corp. (Tobacco)	4,463
586	LG Household & Health Care Ltd. (Household Products)	297
4,731	Samsung Electronics Co. Ltd. (Semiconductors)	6,019
10,838	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	2,204
		14,921
	Spain — 1.32%
227,548	Banco Bilbao Vizcaya SA (Commercial Banks)	2,542
108,425	Banco Popular Espanol SA (Diversified Banks)(b)	582
964,361	Banco Santander SA (Diversified Banks)	7,863
290,480	CaixaBank SA (Diversified Banks)	1,275
139,675	Ferrovial SA (Transportation Infrastructure)	2,511
38,797	Grifols SA (Biotechnology)	1,593
2,675	Grifols SA, Class - B (Biotechnology)	82
5,515	Industria de Diseno Textil SA (Apparel Retail)	850
66,279	Tecnicas Reunidas SA (Oil & Gas Equipment & Services)	3,035
		20,333
	Sweden — 1.90%
88,324	Assa Abloy AB, Class - B (Building Products)	4,056
44,404	Boliden AB (Diversified Metals & Mining)	666
61,256	Electrolux AB, Series B (Household Appliances)	1,591
156,045	Hennes & Mauritz AB, B Shares (Apparel Retail)	6,780

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sweden (continued)
66,204	Husqvarna (Household Durables)	$430
108,164	Nordea Bank AB (Diversified Banks)	1,305
8,811	Ratos AB, B Shares (Asset Management & Custody Banks)	82
175,197	Sandvik AB (Industrial Machinery)	2,422
51,094	Securitas AB, B Shares (Security & Alarm Services)	584
383,913	Skandinaviska Enskilda Banken AB, Class - A (Diversified Banks)	4,070
62,442	Skanska AB, B Shares (Construction & Engineering)	1,201
76,299	Svenska Handelsbanken AB, A Shares (Diversified Banks)	3,265
36,645	Swedbank AB, A Shares (Diversified Banks)	854
25,216	Tele2 AB, B Shares (Wireless Telecommunication Services)	323
194,302	TeliaSonera AB (Integrated Telecommunication Services)	1,489
		29,118
	Switzerland — 9.76%
402,121	ABB Ltd. - Registered (Heavy Electrical Equipment)	9,514
9,444	Actelion Ltd. - Registered (Biotechnology)	671
21,617	Adecco SA - Registered (Human Resource & Employment Services)	1,540
2,314	Baloise Holding AG - Registered (Multi-line Insurance)	256
143	Banque Cantonale Vaudoise - Registered (Regional Banks)	79
43,351	Compagnie Financiere Richemont SA - Registered (Apparel, Accessories & Luxury Goods)	4,344
105,504	Credit Suisse Group AG - Registered (Diversified Capital Markets)	3,223
12,718	DKSH Holding Ltd. (Advertising)	1,086
6,335	Geberit Internatinal AG (Building Products)	1,711
4,924	Givaudan SA - Registered (Specialty Chemicals)	7,195
61,954	Holcim Ltd. - Registered (Construction Materials)	4,612
8,875	Kuehne & Nagel International. (Marine)	1,163
8,586	Lonza Group AG - Registered (Life Sciences Tools & Services)	703
332,616	Nestle SA (Packaged Foods & Meats)	23,269
303,417	Novartis AG - Registered (Pharmaceuticals)	23,324
5,414	Partners Group Holding AG (Asset Management & Custody Banks)(a)	1,328
122,611	Roche Holding AG - Genusscheine (Pharmaceuticals)	33,076
1,270	Swiss Life Holding (Insurance)	240
2,369	Swiss Prime Site AG - Registered (Real Estate Operating Companies)	183
51,741	Swiss Re AG (Reinsurance)	4,281
5,862	Swisscom AG - Registered (Integrated Telecommunication Services)	2,818
8,984	Syngenta AG - Registered (Fertilizers & Agricultural Chemicals)	3,671
1,633	The Swatch Group AG (Apparel, Accessories & Luxury Goods)	1,051
7,064	The Swatch Group AG - Registered (Apparel, Accessories & Luxury Goods)	797
679,067	UBS AG - Registered (Diversified Capital Markets)	13,895
22,146	Zurich Financial Services AG (Multi-line Insurance)	5,705
		149,735
	Taiwan — 0.05%
47,600	Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR (Semiconductors)	807

	United Kingdom — 19.14%
6,706	Admiral Group PLC (Property & Casualty Insurance)	134
202,543	Anglo American PLC (Diversified Metals & Mining)	4,977
56,483	Antofagasta PLC (Diversified Metals & Mining)	748
6,224	ASOS PLC (Internet Retail)(b)	518
156,196	AstraZeneca PLC (Pharmaceuticals)	8,130
820,321	Aviva PLC (Multi-line Insurance)	5,269
471,889	BAE Systems PLC (Aerospace & Defense)	3,471
655,506	Balfour Beatty PLC (Construction & Engineering)	3,017
2,128,047	Barclays PLC (Diversified Banks)	9,146
269,989	BG Group PLC (Integrated Oil & Gas)	5,159
310,660	BHP Billiton PLC (Diversified Metals & Mining)	9,152
1,139,837	BP PLC (Integrated Oil & Gas)	7,991
284,055	British American Tobacco PLC (Tobacco)	15,066
32,823	British Land Co. PLC (Diversified Real Estate Investment Trusts)	307
28,399	Capital Shopping Centres Group PLC (Retail Real Estate Investment Trusts)	148
95,558	Carnival PLC (Hotels, Resorts & Cruise Lines)	3,239
189,004	Centrica PLC (Multi-Utilities)	1,131
65,304	Diageo PLC (Distillers & Vintners)	2,077
29,800	Ensco PLC, ADR (Oil & Gas Drilling)	1,602
140,398	GKN PLC (Auto Parts & Equipment)	777
358,895	GlaxoSmithKline PLC (Pharmaceuticals)	9,048
159,500	Grainger PLC (Real Estate Operating Companies)	451
26,600	Greene King PLC (Restaurants)	345
202,210	Group 4 Securicor PLC (Commercial Services & Supplies)	832
444,124	Home Retail Group PLC (Catalog Retail)	1,208
1,371,027	HSBC Holdings PLC (Diversified Banks)	14,855
689,954	HSBC Holdings PLC (HK) (Diversified Banks)	7,504
28,024	ICAP PLC (Investment Banking & Brokerage)	170
373,756	Imperial Tobacco Group PLC (Tobacco)	13,836

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
95,400	Inchcape PLC (Distributors)	$943
32,597	Inmarsat PLC (Alternative Carriers)	374
41,590	InterContinental Hotels Group PLC (Hotels, Resorts & Cruise Lines)	1,213
809,992	International Consolidated Airlines Group SA (Airlines)(a)(b)	4,436
20,138	Investec PLC (Diversified Capital Markets)	131
178,358	J Sainsbury PLC (Food Retail)	1,130
45,909	John Wood Group PLC (Oil & Gas Equipment & Services)	596
76,392	Johnson Matthey PLC (Specialty Chemicals)	3,472
255,076	Land Securities Group PLC (Diversified Real Estate Investment Trusts)	3,794
212,213	Legal & General Group PLC (Life & Health Insurance)	674
5,277	Liberty Global PLC, Series C (Cable & Satellite)(b)	398
47,632	Liberty Global PLC, Class - A (Cable & Satellite)(b)	3,780
8,277,483	Lloyds Banking Group PLC (Diversified Banks)(a)(b)	9,859
312,539	Marks & Spencer Group PLC (Department Stores)	2,512
715,398	Meggitt PLC (Aerospace & Defense)	6,357
410,611	Michael Page International PLC (Human Resource & Employment Services)	3,272
255,457	National Grid PLC (Multi-Utilities)	3,021
169,171	Ocado Group PLC (Internet Retail)(b)	1,084
216,960	Ophir Energy PLC (Oil & Gas Exploration & Production)(a)(b)	1,172
118,869	Pearson PLC (Media)	2,419
43,343	Persimmon PLC (Homebuilding)	762
404,417	Prudential PLC (Life & Health Insurance)	7,534
49,670	Resolution Ltd. (Life & Health Insurance)	256
450,976	Rexam PLC (Metal & Glass Containers)	3,516
283,116	Rio Tinto PLC (Diversified Metals & Mining)	13,854
524,944	Rolls-Royce Holdings PLC (Aerospace & Defense)	9,449
275,177	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	9,087
54,682	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	1,803
176,861	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	6,111
126,033	RSA Insurance Group PLC (Multi-line Insurance)	247
154,345	SABMiller PLC (Brewers)	7,854
36,866	SEGRO PLC (Industrial Real Estate Investment Trusts)	185
8,349	Severn Trent PLC (Water Utilities)	238
7,275	Spirax-Sarco Engineering PLC (Industrial Machinery)	355
34,281	SSE PLC (Electric Utilities)	818
225,880	Standard Chartered PLC (Diversified Banks)	5,415
82,592	Standard Life PLC (Life & Health Insurance)	462
3,003,071	Tesco PLC (Food Retail)	17,452
164,286	The Sage Group PLC (Application Software)	877
620,583	Thomas Cook Group PLC (Hotels, Restaurants & Leisure)(a)(b)	1,541
127,253	Tullow Oil PLC (Oil & Gas Exploration & Production)	2,110
9,000	Unilever PLC (Packaged Foods & Meats)	355
23,884	United Utilities Group PLC (Multi-Utilities)	267
5,116,679	Vodafone Group PLC (Wireless Telecommunication Services)	17,890
61,242	Whitbread PLC (Restaurants)	2,938
318,624	William Morrison Supermarkets PLC (Food Retail)	1,444
		293,765
	Total Common Stocks	1,433,998

	Preferred Stocks — 0.25%
	Germany — 0.25%
2,066	Fuchs Petrolub AG - Preferred (Oil & Gas Exploration & Production)	173
35,103	Henkel AG & Co. KGaA - Preferred (Household Products)	3,617
		3,790
	Total Preferred Stocks	3,790

	Warrant — 0.00%
	Singapore — 0.00%
185,000	Olam International Ltd. (Food Distributors)(b)	43

	Total Warrant	43

	Rights — 0.03%
	Spain — 0.00%
227,548	Banco Bilbao Vizcaya Argentaria SA (Diversified Banks)(b)	31

	United Kingdom — 0.03%
357,228	Barclays PLC (Diversified Banks)(b)	467

	Total Rights	498

	Time Deposit — 0.71%
$10,898	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/13	10,898

	Total Time Deposit	10,898
	Mutual Funds — 5.13%
4,931,000	Dreyfus Treasury Prime Cash Management Fund, 0.00% (c)	4,931

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Mutual Funds (continued)
1,809,480	iShares MSCI Emerging Markets Index Fund ETF, 1.28% (c)	$73,773
7,000	SSgA Treasury Money Market Fund, 0.00% (c)	7

	Total Mutual Funds	78,711

	Total Investments
	(cost $1,183,216) — 99.55%	1,527,938
	Other assets in excess of liabilities — 0.45%	6,983

	Net Assets - 100.00%	$1,534,921

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Represents non-income producing security.
(c)	The rate disclosed is the rate in effect on September 30, 2013.

ADR—American Depositary Receipt
ETF—Exchange Traded Fund
FDR—Fiduciary Depositary Receipt
GDR—Global Depositary Receipt
NYS—New York Registered Shares
REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The International Equity Portfolio	Artisan Partners LP	Cadence Capital Management LLC - Quality Yield	Capital Guardian Trust Co.	Causeway Capital Management LLC	Mellon Capital Management Corp. - MSCI EM	Mellon Capital Management Corp. - MSCI Japan	Total

Common Stocks	18.82%	33.75%	19.16%	19.16%	-	2.54%	93.43%
Preferred Stocks	0.24%	-	0.01%	-	-	-	0.25%
Warrants	-	-	0.00%	-	-	-	0.00%
Rights	-	-	0.02%	0.01%	-	-	0.03%
Time Deposit	0.14%	-	0.51%	0.06%	-	-	0.71%
Mutual Fund	-	0.32%	-	-	4.81%	-	5.13%
Other Assets (Liabilities)	0.06%	0.30%	0.01%	0.06%	0.00%	0.02%	0.45%
Total Net Assets	19.26%	34.37%	19.71%	19.29%	4.81%	2.56%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2013.

Currency Contracts

						Unrealized
				Settlement	Value	Appreciation/
Contract Amount			Settlement	Value	on 9/30/13	(Depreciation)
(Local Currency)	Currency	Counterparty	Date	(000)	(000)	(000)
	Currencies Sold
1,113,000	Euro	UBS Warburg	10/1/13	$1,472	$1,506	$(34)
74,835,000	Japanese Yen	Bank of New York	10/22/13	754	761	(7)
	Total Currencies Sold			$2,226	$2,267	$(41)
	Net Unrealized/Appreciation(Depreciation)					$(41)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 93.57%
	Australia — 3.23%
51,087	AGL Energy Ltd. (Multi-Utilities)	$735
122,881	Amcor Ltd. (Paper Packaging)	1,199
266,014	AMP Ltd. (Life & Health Insurance)	1,144
73,638	APA Group (Gas Utilities)	410
17,229	ASX Ltd. (Specialized Finance)	555
256,457	Australia & New Zealand Banking Group Ltd. (Diversified Banks)	7,362
43,188	Bendigo & Adelaide Bank Ltd. (Regional Banks)	404
150,610	BHP Billiton Ltd. (Diversified Metals & Mining)	5,021
100,764	Bradken Ltd. (Construction & Farm Machinery & Heavy Trucks)	531
220,540	CFS Retail Property Trust (Retail Real Estate Investment Trusts)	411
349,046	Coca-Cola Amatil Ltd. (Soft Drinks)	3,991
149,742	Commonwealth Bank of Australia (Diversified Banks)	9,945
37,429	CSL Ltd. (Biotechnology)	2,234
497,049	Dexus Property Group (Diversified Real Estate Investment Trusts)	466
127,068	Federation Centres (Retail Real Estate Investment Trusts)	270
13,401	Flight Centre Ltd. (Hotels, Resorts & Cruise Lines)	604
457,659	Fortescue Metals Group Ltd. (Steel)	2,028
160,055	GPT Group (Diversified Real Estate Investment Trusts)	520
117,167	Iluka Resources Ltd. (Diversified Metals & Mining)	1,252
606,238	Incitec Pivot Ltd. (Fertilizers & Agricultural Chemicals)	1,521
48,564	Lend Lease Group Ltd. (Real Estate Management & Development)	460
319,789	Metcash Ltd. (Food Distributors)	954
360,486	Mirvac Group (Diversified Real Estate Investment Trusts)	585
219,878	National Australia Bank Ltd. (Diversified Banks)	7,038
13,397	Newcrest Mining Ltd. (Gold)	146
105,520	Platinum Asset Management Ltd. (Asset Management & Custody Banks)	541
140,083	Sonic Healthcare Ltd. (Health Care Providers & Services)	2,115
187,542	SP AusNet (Electric Utilities)	210
204,501	Stockland Trust Group (Diversified Real Estate Investment Trusts)	738
79,218	Sydney Airport (Airport Services)	290
278,313	Tabcorp Holdings Ltd. (Casinos & Gaming)	851
516,765	Tatts Group Ltd. (Casinos & Gaming)	1,495
1,778,112	Telstra Corp. Ltd. (Integrated Telecommunication Services)	8,242
247,378	Toll Holdings Ltd. (Air Freight & Logistics)	1,345
521,107	Transurban Group (Highways & Railtracks)	3,305
282,763	Westfield Retail Trust (Retail Real Estate Investment Trusts)	784
387,627	Westpac Banking Corp. (Diversified Banks)	11,834
90,385	Woolworths Ltd. (Food Retail)	2,951
76,895	WorleyParsons Ltd. (Oil & Gas Equipment & Services)	1,744
		86,231
	Austria — 0.18%
72,315	Immofinanz AG (Real Estate Operating Companies)	316
40,402	OMV AG (Integrated Oil & Gas)	1,995
6,003	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	308
43,649	Voestalpine AG (Steel)	2,087
		4,706
	Belgium — 0.91%
40,661	Ageas (Multi-line Insurance)	1,647
113,664	Anheuser-Busch InBev NV (Brewers)	11,313
33,485	Delhaize Group (Food Retail)	2,110
7,066	Groupe Bruxelles Lambert SA (Multi-Sector Holdings)	601
41,785	KBC Groep NV (Commercial Banks)	2,053
68,557	Telenet Group Holding NV (Alternative Carriers)	3,413
53,006	UCB SA (Pharmaceuticals)	3,226
		24,363
	Bermuda — 0.27%
159,287	Seadrill Ltd. (Oil & Gas Drilling)	7,150
2,816	Seadrill Ltd. (Oil & Gas Drilling)	127
		7,277
	Brazil — 0.11%
56,280	Banco Bradesco SA - Sponsored ADR (Diversified Banks)	781
218,800	BM&FBOVESPA SA (Specialized Finance)	1,228
118,100	Hypermarcas SA (Personal Products)	949
		2,958
	Canada — 0.95%
65,500	CAE, Inc. (Aerospace & Defense)	717
45,700	Cameco Corp. (Coal & Consumable Fuels)	824
42,717	Canadian Pacific Railway Ltd. (Railroads)	5,267
88,900	Cenovus Energy, Inc. (Integrated Oil & Gas)	2,653
69,500	Centerra Gold, Inc. (Metals & Mining)(a)	325
179,600	Centerra Gold, Inc. (Metals & Mining)(a)	841
195,639	First Quantum Minerals Ltd. (Diversified Metals & Mining)	3,643
206,700	Imperial Oil Ltd. (Integrated Oil & Gas)	9,079
80,900	Progressive Waste Solutions Ltd. (Environmental & Facilities Services)	2,082
		25,431
	Cayman Islands — 0.06%
230,000	China Mengniu Dairy Co. Ltd. (Food Products)	1,030

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Cayman Islands (continued)
237,000	Stella International Holdings Ltd. (Footwear)	$609
		1,639
	China — 1.43%
113,945	Baidu, Inc. - Sponsored ADR (Internet Software & Services)(b)	17,682
2,245,335	Bank of China Ltd., H Shares (Diversified Banks)	1,025
178,000	China Pacific Insurance Group Co. Ltd. (Multi-line Insurance)	638
1,749,809	China Resources Land Ltd. (Real Estate Development)	4,975
5,219,952	Industrial & Commercial Bank of China Ltd., H Shares (Diversified Banks)	3,641
26,800	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	1,471
412,000	PICC Property & Casualty Co. Ltd., H Shares (Property & Casualty Insurance)	559
98,173	Tencent Holdings Ltd. (Internet Software & Services)	5,149
1,088,500	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	3,039
		38,179
	Curaçao — 0.32%
97,924	Schlumberger Ltd. (Oil & Gas Equipment & Services)	8,653

	Denmark — 0.71%
149	A.P. Moller - Maersk A/S, Class - A (Marine)	1,289
362	A.P. Moller - Maersk A/S, Class - B (Marine)	3,319
53,373	Coloplast A/S, Class - B (Health Care Equipment & Supplies)	3,039
56,831	Novo Nordisk A/S (Pharmaceuticals)	9,651
8,878	Rockwool International A/S, B Shares (Building Products)	1,438
1,609	Tryg A/S (Insurance)	148
		18,884
	Finland — 0.55%
18,643	Elisa Oyj (Integrated Telecommunication Services)	444
30,485	Fortum Oyj (Electric Utilities)	687
23,136	Kone Oyj (Industrial Machinery)	2,064
34,201	Metso OYJ (Machinery)	1,344
26,853	Orion Oyj, Class - B (Integrated Oil & Gas)	676
142,839	Sampo Oyj, A Shares (Multi-line Insurance)	6,137
149,407	Stora Enso Oyj, R Shares (Paper Products)	1,266
144,470	UPM-Kymmene Oyj (Paper Products)	1,999
		14,617
	France — 9.10%
546,040	AXA SA (Multi-line Insurance)	12,649
343,086	BNP Paribas (Diversified Banks)	23,204
95,024	Bouygues SA (Construction & Engineering)	3,467
59,770	Capital Gemini SA (IT Services)	3,555
54,263	Casino Guichard-Perrachon SA (Food Retail)	5,591
15,984	CNP Assurances (Insurance)	288
205,142	Compagnie de Saint-Gobain (Building Products)	10,158
29,624	Compagnie Generale des Etablissements Michelin, Class - B (Tires & Rubber)	3,285
241,124	Credit Agricole SA (Diversified Banks)(b)	2,659
28,278	Danone SA (Packaged Foods & Meats)	2,128
172,252	Electricite de France SA (Electric Utilities)	5,448
59,448	Eutelsat Communications (Media)	1,879
3,774	Fonciere des Regions (Diversified Real Estate Investment Trusts)	313
333,831	GDF Suez (Multi-Utilities)	8,386
2,183	Gecina SA (Diversified Real Estate Investment Trusts)	279
2,325	Icade (Real Estate Investment Trusts (REITs))	212
41,248	JC Decaux SA (Advertising)	1,518
10,458	Klepierre (Retail Real Estate Investment Trusts)	453
45,180	Lagardere SCA (Publishing)	1,467
167,189	Legrand SA (Electrical Components & Equipment)	9,276
11,474	L'Oreal SA (Personal Products)	1,970
22,888	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	4,508
119,484	Pernod Ricard SA (Distillers & Vintners)	14,836
30,470	Renault SA (Automobile Manufacturers)	2,429
62,747	Rexel SA (Trading Companies & Distributors)	1,596
136,910	Sanofi-Aventis (Pharmaceuticals)	13,884
180,265	Schneider Electric SA (Electrical Components & Equipment)	15,243
16,040	SCOR SE (Reinsurance)	531
152,339	Societe Generale (Diversified Banks)	7,590
27,882	Suez Environnement Co. (Multi-Utilities)	452
73,547	Technip SA (Oil & Gas Equipment & Services)	8,635
668,044	Total SA (Integrated Oil & Gas)	38,762
35,290	Unibail-Rodamco SE (Retail Real Estate Investment Trusts)	8,755
35,530	Veolia Environnement (Multi-Utilities)	607
192,664	Vinci SA (Construction & Engineering)	11,199
247,472	Vivendi (Movies & Entertainment)	5,693
62,613	Zodiac Aerospace (Aerospace & Defense)	9,965
		242,870
	Germany — 10.30%
96,782	Allianz SE (Multi-line Insurance)	15,213
9,958	Axel Springer AG (Publishing)	554
191,271	BASF SE (Diversified Chemicals)	18,344
247,779	Bayer AG (Pharmaceuticals)	29,213

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
107,073	Bayerische Motoren Werke AG (Automobile Manufacturers)	$11,510
74,438	Beiersdorf AG (Personal Products)	6,609
9,360	Bilfinger Berger SE (Construction & Engineering)	983
10,824	Brenntag AG (Trading Companies & Distributors)	1,802
13,536	Continental AG (Auto Parts & Equipment)	2,294
442,163	Daimler AG (Automobile Manufacturers)	34,463
53,452	Deutsche Bank AG (Diversified Capital Markets)	2,454
40,458	Deutsche Boerse AG (Specialized Finance)	3,043
597,986	Deutsche Post AG (Air Freight & Logistics) (a)	19,842
422,196	Deutsche Telekom AG - Registered (Integrated Telecommunication Services)	6,119
167,019	Deutsche Wohnen AG (Real Estate Operating Companies)(a)	2,988
112,644	E.ON AG (Electric Utilities)	2,004
16,357	ElringKlinger AG (Auto Parts & Equipment)	736
46,537	Freenet AG (Wireless Telecommunication Services)	1,126
33,390	Hannover Rueckversicherung AG - Registered (Reinsurance)	2,455
144,069	HeidelbergCement AG (Construction Materials)	11,110
7,854	Hugo Boss AG (Apparel, Accessories & Luxury Goods)	1,016
41,911	K+S AG - Registered (Fertilizers & Agricultural Chemicals)	1,086
52,819	Kabel Deutschland Holding AG (Cable & Satellite)	6,716
122,527	Linde AG (Industrial Gases)	24,265
32,033	Metro AG (Hypermarkets & Super Centers)	1,270
62,781	MTU Aero Engines Holding AG (Aerospace & Defense)	5,865
82,496	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	16,120
12,952	Osram Licht AG (Electrical Components & Equipment)(b)	608
38,312	Porsche AG (Automobile Manufacturers)	3,348
26,212	ProSiebenSat.1 Media AG (Broadcasting)	1,113
30,400	RWE AG (Multi-Utilities)	1,034
76,282	SAP AG (Application Software)	5,641
250,113	Siemens AG (Industrial Conglomerates)	30,131
11,845	Stada Arzneimittel AG (Pharmaceuticals)	601
7,447	Volkswagen AG - Preferred (Automobile Manufacturers)	1,755
11,558	Wacker Chemie AG (Specialty Chemicals)	1,141
		274,572
	Hong Kong — 3.05%
5,315,518	AIA Group Ltd. (Life & Health Insurance)(a)	24,982
701,000	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	5,062
253,005	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	812
179,696	Cheung Kong (Holdings) Ltd. (Diversified Real Estate Activities)	2,736
210,534	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	1,460
854,000	China Merchants Holdings (International) Co. Ltd. (Marine Ports & Services)	3,105
120,419	CLP Holdings Ltd. (Electric Utilities)	980
3,760,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	7,650
235,000	Galaxy Entertainment Group Ltd. (Casinos & Gaming)(b)	1,648
84,109	Hang Seng Bank Ltd. (Diversified Banks)	1,372
1,968,000	HKT Trust and HKT Ltd. (Integrated Telecommunication Services)	1,847
75,173	Hong Kong Exchanges & Clearing Ltd. (Specialized Finance)	1,205
359,543	HongKong Land Holdings Ltd. (Real Estate Operating Companies)	2,373
157,466	Hopewell Holdings Ltd. (Diversified Real Estate Activities)	527
41,000	Hysan Development Co. (Real Estate Management & Development)	183
42,500	Kerry Properties Ltd. (Real Estate Management & Development)	181
774,000	Li & Fung Ltd. (Distributors)	1,126
247,000	New World Development Co. Ltd. (Diversified Real Estate Activities)	371
94,538	Power Assets Holdings Ltd. (Electric Utilities)	846
1,238,484	Sands China Ltd. (Casinos & Gaming)	7,657
195,839	Sino Land Co. Ltd. (Real Estate Development)	288
1,376,899	SJM Holdings Ltd. (Casinos & Gaming)	3,870
110,040	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	1,497
125,826	Swire Pacific Ltd., Class - A (Diversified Real Estate Activities)	1,507
80,541	The Bank of East Asia Ltd. (Diversified Banks)	341
555,118	The Link Real Estate Investment Trust (Retail Real Estate Investment Trusts)	2,723
499,300	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	4,327
196,400	Wynn Macau Ltd. (Casinos & Gaming)	670
		81,346
	India — 0.01%
13,342	Kotak Mahindra Bank Ltd. - Registered GDR (Diversified Financial Services)	145

	Indonesia — 0.11%
982,500	PT Astra International Tbk (Automobile Manufacturers)	548

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Indonesia (continued)
4,007,000	PT Bank Rakyat Indonesia Persero Tbk (Diversified Banks)	$2,511
		3,059
	Ireland — 0.97%
166,095	Covidien PLC (Health Care Equipment & Supplies)	10,121
199,345	CRH PLC (Construction Materials)	4,761
114,635	Glanbia PLC (Packaged Foods & Meats)(a)	1,501
82,300	Ryanair Holdings PLC - Sponsored ADR (Airlines)	4,094
144,018	Smurfit Kappa Group PLC (Paper Packaging)	3,254
99,121	Smurfit Kappa Group PLC (Paper Packaging)	2,243
		25,974
	Isle of Man — 0.03%
69,642	Playtech Ltd. (Electronic Equipment, Instruments & Components)	830

	Israel — 0.06%
186,861	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	1,578

	Italy — 1.36%
46,926	Assicurazioni Generali SpA (Multi-line Insurance)	936
90,781	Atlantia SpA (Highways & Railtracks)	1,846
697,616	Banco Popolare Societa Cooperativa (Commercial Banks)(b)	1,038
451,440	Enel SpA (Electric Utilities)	1,729
856,407	Eni SpA (Integrated Oil & Gas)	19,636
144,651	Mediaset SpA (Media)(b)	587
64,843	Pirelli & C. SpA (Auto Components)	844
1,481,995	Snam Rete Gas SpA (Gas Utilities)	7,506
790,622	Telecom Italia SpA (Integrated Telecommunication Services)	525
102,720	Terna - Rete Elettrica Nationale SpA (Electric Utilities)	464
222,519	Unione di Banche Italiane ScpA (Commercial Banks)	1,125
		36,236
	Japan — 19.23%
650	ABC-Mart, Inc. (Apparel Retail)	32
9,840	ACOM Co. Ltd. (Consumer Finance)(b)	37
39,991	ADVANTEST Corp. (Semiconductor Equipment)	460
163,129	Aeon Co. Ltd. (Hypermarkets & Super Centers)	2,242
6,117	Aeon Credit Service Co. Ltd. (Consumer Finance)	192
2,887	AEON Mall Co. Ltd. (Real Estate Operating Companies)	86
3,675	Air Water, Inc. (Industrial Gases)	54
52,055	Aisin Seiki Co. Ltd. (Auto Parts & Equipment)	2,216
104,076	Ajinomoto Co., Inc. (Packaged Foods & Meats)	1,367
11,320	Alfresa Holdings Corp. (Health Care Distributors)	583
314,615	All Nippon Airways Co. Ltd. (Airlines)	685
8,800	Amada Co. Ltd. (Industrial Machinery)	79
27,449	Aozora Bank Ltd. (Diversified Banks)	81
274,448	Asahi Glass Co. Ltd. (Building Products)	1,701
105,140	Asahi Group Holdings Ltd. (Brewers)	2,759
419,643	Asahi Kasei Corp. (Commodity Chemicals)	3,155
4,145	ASICS Corp. (Footwear)	71
120,367	Astellas Pharma, Inc. (Pharmaceuticals)	6,124
19,517	Benesse Holdings, Inc. (Education Services)	709
117,540	Bridgestone Corp. (Tires & Rubber)	4,275
6,117	Brother Industries Ltd. (Office Electronics)	69
1,780	CALBEE, Inc. (Packaged Foods & Meats)	52
392,923	Canon, Inc. (Office Electronics)	12,513
5,804	Casio Computer Co. Ltd. (Consumer Electronics)	54
27,256	Central Japan Railway Co. (Railroads)	3,489
54,000	Century Tokyo Leasing Corp. (Specialized Finance)	1,692
3,852	Chiyoda Corp. (Construction & Engineering)	46
16,488	Chubu Electric Power Co., Inc. (Electric Utilities)	226
59,305	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,215
6,517	Citizen Holdings Co. Ltd. (Electronic Equipment, Instruments & Components)	46
16,963	Coca-Cola West Co. Ltd. (Soft Drinks)	338
15,600	Cocokara Fine, Inc. (Drug Retail)	496
13,587	Cosmo Oil Co. Ltd. (Oil & Gas Refining & Marketing)(b)	25
4,087	Credit Saison Co. Ltd. (Consumer Finance)	111
152,897	Dai Nippon Printing Co. Ltd. (Commercial Printing)	1,615
7,199	Daicel Corp. (Specialty Chemicals)	65
6,964	Daido Steel Co. Ltd. (Steel)	41
106,652	Daihatsu Motor Co. Ltd. (Automobile Manufacturers)	2,062
182,900	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	3,309
5,982	Daikin Industries Ltd. (Building Products)	317
4,125	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals)	56
34,956	Daito Trust Construction Co. Ltd. (Diversified Real Estate Activities)	3,490
139,574	Daiwa House Industry Co. Ltd. (Diversified Real Estate Activities)	2,624
42,981	Daiwa Securities Group, Inc. (Investment Banking & Brokerage)	385
47,000	DCM Holdings Co. Ltd. (Home Improvement Retail)	333
2,703	DeNA Co. Ltd. (Internet Software & Services)	55
35,990	Denso Corp. (Auto Parts & Equipment)	1,677
5,459	Dentsu, Inc. (Advertising)	207

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
1,433	Don Quijote Co. Ltd. (General Merchandise Stores)	$90
54,200	East Japan Railway Co. (Railroads)	4,655
68,487	Eisai Co. Ltd. (Pharmaceuticals)	2,780
2,975	Electric Power Development Co. Ltd. (Independent Power Producers & Energy Traders)	97
15,902	FamilyMart Co. Ltd. (Food Retail)	687
23,925	Fanuc Ltd. (Industrial Machinery)	3,946
2,808	Fast Retailing Co. Ltd. (Apparel Retail)	1,053
14,806	Fuji Electric Co. Ltd. (Electrical Components & Equipment)	60
15,478	Fuji Heavy Industries Ltd. (Automobile Manufacturers)	427
125,744	FUJIFILM Holdings Corp. (Electronic Equipment, Instruments & Components)	3,012
47,940	Fujitsu Ltd. (Computer Hardware)	179
65,081	Fukuoka Financial Group, Inc. (Regional Banks)	293
16,554	Furukawa Electric Co. Ltd. (Electrical Components & Equipment)	38
2,607	Gree, Inc. (Internet Software & Services)	20
90	GungHo Online Entertainment, Inc. (Home Entertainment Software)(b)	70
5,750	Hakuhodo DY Holdings, Inc. (Advertising)	43
77,956	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	2,931
29,216	Hankyu Hanshin Holdings, Inc. (Railroads)	162
99,376	Hino Motors Ltd. (Construction & Farm Machinery & Heavy Trucks)	1,460
740	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	113
1,625	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	91
29,251	Hitachi Chemical Co. Ltd. (Specialty Chemicals)	470
2,752	Hitachi Construction Machinery Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	61
1,528	Hitachi High-Technologies Corp. (Technology Distributors)	34
1,306,188	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	8,599
5,068	Hitachi Metals Ltd. (Steel)	62
4,713	Hokkaido Electric Power Co., Inc. (Electric Utilities)(b)	63
100,233	Hokuhoku Financial Group, Inc. (Commercial Banks)	210
4,349	Hokuriku Electric Power Co. (Electric Utilities)	63
662,660	Honda Motor Co. Ltd. (Automobile Manufacturers)	25,184
118,122	HOYA Corp. (Electronic Equipment, Instruments & Components)	2,787
6,893	Hulic Co. Ltd. (Real Estate Operating Companies)	103
2,790	IBIDEN Co. Ltd. (Electronic Equipment, Instruments & Components)	46
5,818	Idemitsu Kosan Co. Ltd. (Oil & Gas Refining & Marketing)	503
850,558	IHI Corp. (Industrial Machinery)	3,574
22,400	INPEX Corp. (Oil & Gas Exploration & Production)	264
8,961	Isetan Mitsukoshi Holdings Ltd. (Department Stores)	133
30,290	Isuzu Motors Ltd. (Automobile Manufacturers)	199
638,696	ITOCHU Corp. (Trading Companies & Distributors)	7,811
6,509	ITOCHU Techno-Solutions Corp. (IT Consulting & Other Services)	231
12,901	J. Front Retailing Co. Ltd. (Department Stores)	104
21,476	Japan Airlines Co. Ltd. (Airlines)	1,298
54,000	Japan Aviation Electronics Industry Ltd. (Electronic Equipment, Instruments & Components)	623
6,595	Japan Exchange Group, Inc. (Specialized Finance)	146
705	Japan Petroleum Exploration Co. Ltd. (Oil & Gas Exploration & Production)	30
67	Japan Prime Realty Investment Corp. (Office Real Estate Investment Trusts)	235
50	Japan Real Estate Investment Corp. (Office Real Estate Investment Trusts)	584
175	Japan Retail Fund Investment Corp. (Retail Real Estate Investment Trusts)	360
705,422	Japan Tobacco, Inc. (Tobacco)(a)	25,337
12,621	JFE Holdings, Inc. (Steel)	327
266,110	JGC Corp. (Construction & Engineering)	9,586
72,207	JS Group Corp. (Building Products)	1,483
48,184	JSR Corp. (Specialty Chemicals)	893
5,263	JTEKT Corp. (Industrial Machinery)	72
743,606	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	3,852
21,858	Kajima Corp. (Construction & Engineering)	89
171,900	Kakaku.com, Inc. (Internet Software & Services)	4,004
5,750	Kamigumi Co. Ltd. (Marine Ports & Services)	49
79,507	Kaneka Corp. (Commodity Chemicals)	518
5,714	Kansai Paint Co. Ltd. (Specialty Chemicals)	76
142,969	Kao Corp. (Personal Products)	4,451
386,043	Kawasaki Heavy Industries Ltd. (Industrial Machinery)	1,669
326,915	KDDI Corp. (Wireless Telecommunication Services)	16,764
11,560	Keikyu Corp. (Railroads)	109
15,265	Keio Corp. (Railroads)	109
6,802	Keisei Electric Railway Co. Ltd. (Railroads)	71

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
27,474	Keyence Corp. (Electronic Equipment, Instruments & Components)	$10,413
3,891	Kikkoman Corp. (Packaged Foods & Meats)	71
3,280	Kinden Corp. (Construction & Engineering)	35
46,085	Kintetsu Corp. (Railroads)	172
236,248	Kirin Holdings Co. Ltd. (Brewers)	3,435
64,451	Kobe Steel Ltd. (Steel)(b)	119
2,379	Koito Manufacturing Co. Ltd. (Auto Parts & Equipment)	45
23,931	Komatsu Ltd. (Construction & Farm Machinery & Heavy Trucks)	594
2,577	Konami Corp. (Home Entertainment Software)	59
12,299	Konica Minolta Holdings, Inc. (Office Electronics)	103
123,953	Kubota Corp. (Construction & Farm Machinery & Heavy Trucks)	1,788
91,226	Kuraray Co. Ltd. (Commodity Chemicals)	1,091
30,684	Kurita Water Industries Ltd. (Industrial Machinery)	650
8,220	Kyocera Corp. (Electronic Equipment, Instruments & Components)	436
62,539	Kyowa Hakko Kirin Co. Ltd. (Pharmaceuticals)	641
10,824	Kyushu Electric Power Co., Inc. (Electric Utilities)(b)	154
17,334	Lawson, Inc. (Food Retail)	1,356
18	M3, Inc. (Health Care Technology)	50
607	Mabuchi Motor Co. Ltd. (Electrical Components & Equipment)	32
2,862	Makita Corp. (Industrial Machinery)	166
978,844	Marubeni Corp. (Trading Companies & Distributors)	7,689
5,800	Marui Group Co. Ltd. (Department Stores)	54
12,236	Maruichi Steel Tube Ltd. (Steel)	304
69,565	Mazda Motor Corp. (Automobile Manufacturers)(b)	309
1,639	McDonald's Holdings Co. (Japan) Ltd. (Restaurants)	45
31,416	Medipal Holdings Corp. (Health Care Distributors)	387
16,569	MEIJI Holdings Co. Ltd. (Packaged Foods & Meats)	905
15,173	Miraca Holdings, Inc. (Health Care Providers & Services)	676
58,500	MIRAIT Holdings Corp. (Construction & Engineering)	498
27,700	Misawa Homes Co. Ltd. (Homebuilding)	438
34,429	Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)	160
381,698	Mitsubishi Corp. (Trading Companies & Distributors)	7,713
49,653	Mitsubishi Electric Corp. (Heavy Electrical Equipment)	520
31,857	Mitsubishi Estate Co. Ltd. (Diversified Real Estate Activities)	939
9,538	Mitsubishi Gas Chemical Co., Inc. (Diversified Chemicals)	80
77,872	Mitsubishi Heavy Industries Ltd. (Industrial Machinery)	446
3,037	Mitsubishi Logistics Corp. (Marine Ports & Services)	46
567,560	Mitsubishi Materials Corp. (Diversified Metals & Mining)	2,339
70,800	Mitsubishi Motors Corp. (Automobile Manufacturers)(b)	781
60,681	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	850
1,575,404	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	10,051
15,059	Mitsubishi UFJ Lease & Finance Co. Ltd. (Specialized Finance)	80
533,976	Mitsui & Co. Ltd. (Trading Companies & Distributors)	7,748
21,162	Mitsui Chemicals, Inc. (Commodity Chemicals)	58
39,648	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities)	1,329
233,000	Mitsui Mining & Smelting Co. Ltd. (Metals & Mining)	676
27,771	Mitsui O.S.K. Lines Ltd. (Marine)(b)	125
1,994,727	Mizuho Financial Group, Inc. (Diversified Banks)	4,323
12,993	MS&AD Insurance Group Holdings, Inc. (Property & Casualty Insurance)	338
89,999	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	6,859
2,788	Nabtesco Corp. (Industrial Machinery)	68
47,979	Namco Bandai Holdings, Inc. (Leisure Products)	896
63,018	NEC Corp. (Computer Hardware)	146
2,685	Nexon Co. Ltd. (Home Entertainment Software)	33
461,986	NGK Insulators Ltd. (Industrial Machinery)	6,996
4,410	NGK Spark Plug Co. Ltd. (Auto Parts & Equipment)	97
4,112	NHK Spring Co. Ltd. (Auto Parts & Equipment)	42
2,604	Nidec Corp. (Electronic Equipment, Instruments & Components)	215
39,702	Nikon Corp. (Photographic Products)	692
9,520	Nintendo Co. Ltd. (Home Entertainment Software)	1,078
59	Nippon Building Fund, Inc. (Office Real Estate Investment Trusts)	733
9,203	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	49
217,818	Nippon Express Co. Ltd. (Trucking)	1,090
4,225	Nippon Meat Packers, Inc. (Packaged Foods & Meats)	60
6	Nippon Prologis REIT, Inc. (Industrial Real Estate Investment Trusts)	60
194,471	Nippon Steel & Sumitomo Metal Corp. (Steel)	658
64,856	Nippon Telegraph & Telephone Corp. (Integrated Telecommunication Services)	3,352

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
40,837	Nippon Yusen Kabushiki Kaisha (Marine)	$129
1,237,191	Nissan Motor Co. Ltd. (Automobile Manufacturers)	12,387
56,217	Nisshin Seifun Group, Inc. (Packaged Foods & Meats)	566
15,948	Nissin Foods Holdings Co. Ltd. (Packaged Foods & Meats)	654
897	Nitori Holdings Co. Ltd. (Homefurnishing Retail)	82
4,270	Nitto Denko Corp. (Specialty Chemicals)	278
29,096	NKSJ Holdings, Inc. (Property & Casualty Insurance)	746
2,348	NOK Corp. (Auto Parts & Equipment)	37
92,847	Nomura Holdings, Inc. (Investment Banking & Brokerage)	723
3,154	Nomura Real Estate Holdings, Inc. (Diversified Real Estate Activities)	78
25	Nomura Real Estate Office Fund, Inc. (Office Real Estate Investment Trusts)	128
27,358	Nomura Research Institute Ltd. (IT Consulting & Other Services)	949
148,200	North Pacific Bank Ltd. (Regional Banks)	623
11,555	NSK Ltd. (Industrial Machinery)	118
33,700	NTT Data Corp. (IT Consulting & Other Services)	1,134
225,500	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	3,653
3,000	NTT Urban Development Corp. (Real Estate Operating Companies)	39
17,012	Obayashi Corp. (Construction & Engineering)	101
16,447	Odakyu Electric Railway Co. Ltd. (Railroads)	163
214,775	Oji Paper Co. Ltd. (Paper Products)	1,005
243,000	Okasan Securities Group, Inc. (Investment Banking & Brokerage)	2,233
6,099	Olympus Corp. (Health Care Equipment & Supplies)(b)	185
5,241	OMRON Corp. (Electronic Equipment, Instruments & Components)	189
59,163	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	3,630
52,640	Oracle Corp. Japan (Systems Software)	1,960
1,233	Oriental Land Co. Ltd. (Leisure Facilities)	203
257,893	ORIX Corp. (Consumer Finance)	4,185
164,714	Osaka Gas Co. Ltd. (Gas Utilities)	701
4,185	Otsuka Corp. (IT Consulting & Other Services)	533
113,522	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	3,287
56,441	Panasonic Corp. (Consumer Electronics)	544
26,714	Park24 Co. Ltd. (Environmental & Facilities Services)	474
18,612	Rakuten, Inc. (Internet Retail)	281
164,297	Resona Holdings, Inc. (Regional Banks)	839
17,532	Ricoh Co. Ltd. (Office Electronics)	202
902	Rinnai Corp. (Household Appliances)	67
2,477	Rohm Co. Ltd. (Semiconductors)	102
17,600	Ryohin Keikaku Co. (General Merchandise Stores)	1,588
14,628	Sankyo Co. Ltd. (Leisure Products)	714
1,198	Sanrio Co. Ltd. (Specialty Stores)	74
19,963	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	968
5,183	SBI Holdings, Inc. (Asset Management & Custody Banks)	67
57,077	SECOM Co. Ltd. (Security & Alarm Services)	3,566
49,518	Sega Sammy Holdings, Inc. (Leisure Products)	1,425
112,962	Sekisui Chemical Co. Ltd. (Homebuilding)	1,147
201,818	Sekisui House Ltd. (Homebuilding)	2,707
204,649	Seven & I Holdings Co. Ltd. (Food Retail)	7,455
51,180	Seven Bank Ltd. (Regional Banks)	171
27,318	Sharp Corp. (Consumer Electronics)(b)	100
4,601	Shikoku Electric Power Co., Inc. (Electric Utilities)(b)	78
5,841	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	55
546	Shimamura Co. Ltd. (Apparel Retail)	54
2,043	Shimano, Inc. (Leisure Products)	182
160,423	Shimizu Corp. (Construction & Engineering)	782
126,823	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	7,742
42,692	Shinsei Bank Ltd. (Regional Banks)	103
80,989	Shionogi & Co. Ltd. (Pharmaceuticals)	1,698
9,277	Shiseido Co. Ltd. (Personal Products)	167
38,000	Shizuoka Gas Co. Ltd. (Gas Utilities)	258
38,917	Showa Denko K.K. (Diversified Chemicals)	53
152,446	Showa Shell Sekiyu K.K. (Oil & Gas Refining & Marketing)	1,703
8,229	SMC Corp. (Industrial Machinery)	1,954
177,303	SoftBank Corp. (Wireless Telecommunication Services)	12,250
32,361	Sojitz Corp. (Trading Companies & Distributors)	63
108,654	Sony Corp. (Electronic Equipment, Instruments & Components)	2,319
14,750	Sony Financial Holdings, Inc. (Life & Health Insurance)	270
3,731	Stanley Electric Co. Ltd. (Auto Parts & Equipment)	79
2,860	Sumco Corp. (Semiconductor Equipment)	23
37,739	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	144
427,155	Sumitomo Corp. (Trading Companies & Distributors)	5,746
153,499	Sumitomo Electric Industries Ltd. (Electrical Components & Equipment)	2,221
14,638	Sumitomo Heavy Industries Ltd. (Industrial Machinery)	66
12,908	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	182

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
384,205	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	$18,550
485,817	Sumitomo Mitsui Trust Holdings, Inc. (Diversified Banks)(a)	2,397
8,805	Sumitomo Realty & Development Co. Ltd. (Diversified Real Estate Activities)	417
46,247	Sumitomo Rubber Industries Ltd. (Tires & Rubber)	711
3,200	Suntory Beverage & Food Ltd. (Soft Drinks)(b)	108
4,456	Suruga Bank Ltd. (Regional Banks)	76
1,838	Suzuken Co. Ltd. (Health Care Distributors)	60
71,193	Suzuki Motor Corp. (Automobile Manufacturers)	1,704
46,783	Sysmex Corp. (Health Care Equipment & Supplies)	2,980
14,884	T&D Holdings, Inc. (Life & Health Insurance)	184
29,997	Taiheiyo Cement Corp. (Construction Materials)	131
24,900	Taisei Corp. (Construction & Engineering)	122
8,646	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	569
5,964	Taiyo Nippon Sanso Corp. (Industrial Gases)	40
6,526	Takashimaya Co. Ltd. (Department Stores)	61
260,257	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	12,275
3,136	TDK Corp. (Electronic Equipment, Instruments & Components)	123
24,069	Teijin Ltd. (Commodity Chemicals)	55
3,846	Terumo Corp. (Health Care Equipment & Supplies)	197
7,948	The Bank of Kyoto Ltd. (Regional Banks)	70
359,824	The Bank of Yokohama Ltd. (Regional Banks)	2,054
65,351	The Chiba Bank Ltd. (Regional Banks)	476
4,037	The Chugoku Bank Ltd. (Regional Banks)	57
7,520	The Chugoku Electric Power Co., Inc. (Electric Utilities)	119
21,700	The Dai-ichi Life Insurance Co. Ltd. (Life & Health Insurance)	309
31,368	The Gunma Bank Ltd. (Regional Banks)	183
10,280	The Hachijuni Bank Ltd. (Regional Banks)	64
13,335	The Hiroshima Bank Ltd. (Regional Banks)	57
6,387	The Iyo Bank Ltd. (Regional Banks)	67
7,786	The Japan Steel Works Ltd. (Industrial Machinery)	45
17,752	The Joyo Bank Ltd. (Regional Banks)	95
18,061	The Kansai Electric Power Co., Inc. (Electric Utilities)(b)	233
55,700	The Nishi-Nippon City Bank Ltd. (Regional Banks)	151
89,000	The San-in Godo Bank Ltd. (Regional Banks)	690
14,941	The Shizuoka Bank Ltd. (Regional Banks)	170
147,069	The Yokohama Rubber Co. Ltd. (Tires & Rubber)	1,449
2,906	THK Co. Ltd. (Industrial Machinery)	64
26,196	Tobu Railway Co. Ltd. (Railroads)	138
2,896	Toho Co. Ltd. (Movies & Entertainment)	60
10,097	Toho Gas Co. Ltd. (Gas Utilities)	53
11,460	Tohoku Electric Power Co., Inc. (Electric Utilities)(b)	141
85,000	Tokai Tokyo Financial Holdings, Inc. (Investment Banking & Brokerage)	708
82,903	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	2,704
37,065	Tokyo Electric Power Co., Inc. (Electric Utilities)(b)	230
85,331	Tokyo Electron Ltd. (Semiconductor Equipment)	4,567
211,378	Tokyo Gas Co. Ltd. (Gas Utilities)	1,157
10,145	Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	93
29,041	Tokyu Corp. (Railroads)	207
13,521	Tokyu Land Corp. (Diversified Real Estate Activities)	140
77,103	TonenGeneral Sekiyu K.K. (Oil & Gas Refining & Marketing)	712
151,342	Toppan Printing Co. Ltd. (Commercial Printing)	1,218
37,208	Toray Industries, Inc. (Commodity Chemicals)	244
313,270	Toshiba Corp. (Computer Hardware)	1,402
94,000	Toshiba Tec Corp. (Office Electronics)	578
7,332	TOTO Ltd. (Building Products)	103
4,226	Toyo Seikan Kaisha Ltd. (Metal & Glass Containers)	83
2,187	Toyo Suisan Kaisha Ltd. (Packaged Foods & Meats)	64
16,884	Toyoda Gosei Co. Ltd. (Auto Parts & Equipment)	415
1,620	Toyota Boshoku Corp. (Auto Parts & Equipment)	22
4,217	Toyota Industries Corp. (Auto Parts & Equipment)	182
500,519	Toyota Motor Corp. (Automobile Manufacturers)	31,932
5,438	Toyota Tsusho Corp. (Trading Companies & Distributors)	142
68,395	Trend Micro, Inc. (Systems Software)	2,544
16,583	Tsumura & Co. (Pharmaceuticals)	486
277,724	Ube Industries Ltd. (Diversified Chemicals)	522
2,907	Unicharm Corp. (Household Products)	169
194	United Urban Investment Corp. (Real Estate Investment Trusts (REITs))	296
59,010	USS Co. Ltd. (Automotive Retail)	853
103,923	West Japan Railway Co. (Railroads)	4,446
447,000	Yahoo Japan Corp. (Internet Software & Services)	2,533
2,269	Yakult Honsha Co. Ltd. (Packaged Foods & Meats)	113

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
151,840	Yamada Denki Co. Ltd. (Computer & Electronics Retail)	$448
5,215	Yamaguchi Financial Group, Inc. (Regional Banks)	51
4,091	Yamaha Corp. (Leisure Products)	58
7,200	Yamaha Motor Co. Ltd. (Motorcycle Manufacturers)	105
9,501	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	214
1,032	Yamato Kogyo Co. Ltd. (Air Freight & Logistics)	38
2,716	Yamazaki Baking Co. Ltd. (Packaged Foods & Meats)	29
5,289	Yaskawa Electric Corp. (Electronic Equipment, Instruments & Components)	74
5,499	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	78
34,000	Zeon Corp. (Specialty Chemicals)	433
		512,680
	Jersey — 0.75%
771,412	Glencore International PLC (Diversified Metals & Mining)	4,204
75,642	Petrofac Ltd. (Oil & Gas Equipment & Services)	1,720
120,653	Shire PLC (Pharmaceuticals)	4,840
53,080	Wolseley PLC (Trading Companies & Distributors)	2,747
312,057	WPP PLC (Advertising)	6,415
		19,926
	Luxembourg — 0.30%
8,573	Millicom International Cellular SA (Wireless Telecommunication Services)	757
250,572	SES - FDR, Class - A (Cable & Satellite)	7,169
		7,926
	Malaysia — 0.02%
590,600	Astro Malaysia Holdings Berhad (Broadcasting)(a)	529

	Netherlands — 4.63%
463,310	AEGON NV (Life & Health Insurance)	3,428
263,105	Akzo Nobel NV (Diversified Chemicals)	17,288
92,419	ASML Holding NV (Semiconductor Equipment)	9,126
19,219	ASML Holding NV - NYS (Semiconductor Equipment)	1,898
3,762	Corio NV (Retail Real Estate Investment Trusts)	162
8,089	Delta Lloyd NV (Life & Health Insurance)	172
38,786	European Aeronautic Defence & Space Co. (Aerospace & Defense)	2,471
55,836	Fugro NV (Oil & Gas Equipment & Services)	3,406
64,918	Gemalto NV (Computer Storage & Peripherals)	6,970
180,155	Koninklijke Ahold NV (Food Retail)	3,121
13,598	Koninklijke Boskalis Westminster NV (Construction & Engineering)	602
103,017	Koninklijke DSM NV (Diversified Chemicals)	7,773
251,701	Koninklijke Philips Electronics NV (Industrial Conglomerates)	8,114
21,304	Randstad Holding NV (Professional Services)	1,200
907,031	Reed Elsevier NV (Publishing)	18,238
1,014,764	TNT NV (Air Freight & Logistics)(b)	4,388
686,092	Unilever NV (Packaged Foods & Meats)	26,687
52,639	Wolters Kluwer NV (Publishing)	1,357
19,100	Yandex NV (Internet Software & Services)(b)	696
159,776	Ziggo NV (Alternative Carriers)(a)	6,471
		123,568
	New Zealand — 0.02%
251,225	Telecom Corp. of New Zealand Ltd. (Integrated Telecommunication Services)	485

	Nigeria — 0.08%
2,057,436	Nigerian Breweries PLC (Brewers)	2,106

	Norway — 0.50%
70,066	DNB ASA (Diversified Banks)	1,064
13,574	Gjensidige Forsikring ASA (Multi-line Insurance)	205
209,646	Orkla ASA (Industrial Conglomerates)	1,528
327,924	Statoil ASA (Integrated Oil & Gas)	7,447
131,888	Telenor ASA (Diversified Telecommunication Services)	3,015
		13,259
	Papua New Guinea — 0.13%
448,292	Oil Search Ltd. (Oil & Gas Exploration & Production)(a)	3,596

	Portugal — 0.02%
153,799	EDP - Energias de Portugal SA (Electric Utilities)	562

	Russia — 0.07%
13,995	LUKOIL - Sponsored ADR (Integrated Oil & Gas)	890
87,164	Sberbank of Russia - Sponsored ADR (Diversified Banks)	1,048
		1,938
	Singapore — 1.32%
150,000	Ascendas Real Estate Investment Trust (Industrial Real Estate Investment Trusts)	273
153,909	CapitaCommercial Trust (Office Real Estate Investment Trusts)	178
185,000	CapitaMall Trust (Retail Real Estate Investment Trusts)	289
517,236	ComfortDelGro Corp. Ltd. (Trucking)	812
412,147	DBS Group Holdings Ltd. (Diversified Banks)	5,396
286,000	Ezion Holdings Ltd. (Oil & Gas Equipment & Services)	502

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Singapore (continued)
1,040,000	Global Logistic Properties Ltd. (Real Estate Operating Companies)	$2,396
1,397,907	Hutchison Port Holdings Trust (Marine Ports & Services)	1,090
395,791	Keppel Corp. Ltd. (Industrial Conglomerates)	3,288
60,000	Keppel Land Ltd. (Real Estate Development)	169
31,423	Keppel REIT (Office Real Estate Investment Trusts)	31
443,000	M1 Ltd./Singapore (Wireless Telecommunication Services)	1,159
1,558,897	Olam International Ltd. (Food Distributors)	1,902
715,000	SembCorp Industries Ltd. (Industrial Conglomerates)	3,016
1,412,000	SembCorp Marine Ltd. (Construction & Farm Machinery & Heavy Trucks)	5,100
420,399	Singapore Exchange Ltd. (Specialized Finance)	2,434
437,947	Singapore Press Holdings Ltd. (Publishing)	1,435
1,732,110	Singapore Telecommunications Ltd. (Integrated Telecommunication Services)(a)	5,151
600,011	Yangzijiang Shipbuilding Holdings Ltd. (Construction & Farm Machinery & Heavy Trucks)	524
		35,145
	South Africa — 0.02%
35,568	Shoprite Holdings Ltd. (Food Retail)	587

	South Korea — 0.80%
12,640	Hana Financial Group, Inc. (Diversified Banks)	433
8,803	Hyundai Mobis Co. Ltd. (Auto Parts & Equipment)	2,343
89,436	KT&G Corp. (Tobacco)	6,409
836	LG Household & Health Care Ltd. (Household Products)	424
6,618	Samsung Electronics Co. Ltd. (Semiconductors)	8,420
15,881	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	3,229
		21,258
	Spain — 1.44%
76,691	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	2,438
332,870	Banco Bilbao Vizcaya SA (Commercial Banks)	3,719
180,982	Banco Popular Espanol SA (Diversified Banks)(b)	972
1,609,057	Banco Santander SA (Diversified Banks)	13,120
413,807	CaixaBank SA (Diversified Banks)	1,816
93,724	Enagas (Gas Utilities)	2,297
233,145	Ferrovial SA (Transportation Infrastructure)	4,191
6,995	Gas Natural SDG SA (Gas Utilities)	146
58,477	Grifols SA (Biotechnology)	2,401
3,876	Grifols SA, Class - B (Biotechnology)	119
9,745	Industria de Diseno Textil SA (Apparel Retail)	1,501
28,094	Red Electrica Corporacion SA (Electric Utilities)	1,599
91,811	Tecnicas Reunidas SA (Oil & Gas Equipment & Services)	4,204
		38,523
	Sweden — 1.97%
133,094	Assa Abloy AB, Class - B (Building Products)	6,112
112,450	Atlas Copco AB, A Shares (Industrial Machinery)	3,294
74,246	Boliden AB (Diversified Metals & Mining)	1,113
99,637	Electrolux AB, Series B (Household Appliances)	2,589
260,464	Hennes & Mauritz AB, B Shares (Apparel Retail)	11,316
110,618	Husqvarna (Household Durables)	719
180,545	Nordea Bank AB (Diversified Banks)	2,178
14,529	Ratos AB, B Shares (Asset Management & Custody Banks)	135
332,895	Sandvik AB (Industrial Machinery)	4,602
85,304	Securitas AB, B Shares (Security & Alarm Services)	975
784,148	Skandinaviska Enskilda Banken AB, Class - A (Diversified Banks)	8,313
104,235	Skanska AB, B Shares (Construction & Engineering)	2,006
111,773	Svenska Handelsbanken AB, A Shares (Diversified Banks)	4,783
62,109	Swedbank AB, A Shares (Diversified Banks)	1,447
43,820	Tele2 AB, B Shares (Wireless Telecommunication Services)	561
326,671	TeliaSonera AB (Integrated Telecommunication Services)	2,504
		52,647
	Switzerland — 9.26%
668,965	ABB Ltd. - Registered (Heavy Electrical Equipment)	15,827
14,007	Actelion Ltd. - Registered (Biotechnology)	995
36,345	Adecco SA - Registered (Human Resource & Employment Services)	2,589
3,889	Baloise Holding AG - Registered (Multi-line Insurance)	430
236	Banque Cantonale Vaudoise - Registered (Regional Banks)	130
91,899	Compagnie Financiere Richemont SA - Registered (Apparel, Accessories & Luxury Goods)	9,210
156,226	Credit Suisse Group AG - Registered (Diversified Capital Markets)	4,773
19,049	DKSH Holding Ltd. (Advertising)	1,627
104,800	Gam Holding Ltd. (Capital Markets)	1,895
10,650	Geberit Internatinal AG (Building Products)	2,877

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
7,409	Givaudan SA - Registered (Specialty Chemicals)	$10,825
88,152	Holcim Ltd. - Registered (Construction Materials)	6,562
14,814	Kuehne & Nagel International. (Marine)	1,942
14,162	Lonza Group AG - Registered (Life Sciences Tools & Services)	1,159
607,726	Nestle SA (Packaged Foods & Meats)	42,515
471,168	Novartis AG - Registered (Pharmaceuticals)	36,220
7,862	Partners Group Holding AG (Asset Management & Custody Banks)	1,928
212,480	Roche Holding AG - Genusscheine (Pharmaceuticals)	57,320
2,105	Swiss Life Holding (Insurance)	399
3,919	Swiss Prime Site AG - Registered (Real Estate Operating Companies)	303
78,387	Swiss Re AG (Reinsurance)	6,485
8,375	Swisscom AG - Registered (Integrated Telecommunication Services)	4,026
13,216	Syngenta AG - Registered (Fertilizers & Agricultural Chemicals)	5,400
1,378	The Swatch Group AG (Apparel, Accessories & Luxury Goods)	887
18,733	The Swatch Group AG - Registered (Apparel, Accessories & Luxury Goods)	2,113
965,247	UBS AG - Registered (Diversified Capital Markets)	19,750
34,918	Zurich Financial Services AG (Multi-line Insurance)	8,995
		247,182
	Taiwan — 0.03%
45,900	Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR (Semiconductors)	778

	United Kingdom — 19.27%
38,339	Admiral Group PLC (Property & Casualty Insurance)	765
338,179	Anglo American PLC (Diversified Metals & Mining)	8,310
117,369	Antofagasta PLC (Diversified Metals & Mining)	1,555
98,139	ARM Holdings PLC (Semiconductors)	1,566
13,461	ASOS PLC (Internet Retail)(b)	1,120
260,732	AstraZeneca PLC (Pharmaceuticals)	13,571
1,315,720	Aviva PLC (Multi-line Insurance)	8,451
788,297	BAE Systems PLC (Aerospace & Defense)	5,798
942,240	Balfour Beatty PLC (Construction & Engineering)	4,336
3,345,664	Barclays PLC (Diversified Banks)	14,378
371,096	BG Group PLC (Integrated Oil & Gas)	7,091
507,095	BHP Billiton PLC (Diversified Metals & Mining)	14,939
2,452,996	BP PLC (Integrated Oil & Gas)	17,196
547,032	British American Tobacco PLC (Tobacco)	29,012
57,163	British Land Co. PLC (Diversified Real Estate Investment Trusts)	534
306,314	British Sky Broadcasting Group PLC (Cable & Satellite)	4,314
478,343	BT Group PLC (Integrated Telecommunication Services)	2,651
35,468	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	938
46,905	Capital Shopping Centres Group PLC (Retail Real Estate Investment Trusts)	244
132,963	Carnival PLC (Hotels, Resorts & Cruise Lines)	4,506
1,007,419	Centrica PLC (Multi-Utilities)	6,029
271,765	Diageo PLC (Distillers & Vintners)	8,644
43,500	Ensco PLC, ADR (Oil & Gas Drilling)	2,338
207,358	GKN PLC (Auto Parts & Equipment)	1,148
826,298	GlaxoSmithKline PLC (Pharmaceuticals)	20,832
233,000	Grainger PLC (Real Estate Operating Companies)	659
40,600	Greene King PLC (Restaurants)	526
334,021	Group 4 Securicor PLC (Commercial Services & Supplies)	1,375
556,662	Home Retail Group PLC (Catalog Retail)	1,515
2,677,009	HSBC Holdings PLC (Diversified Banks)	29,006
1,021,518	HSBC Holdings PLC (HK) (Diversified Banks)	11,110
46,449	ICAP PLC (Investment Banking & Brokerage)	281
33,791	IMI PLC (Industrial Machinery)	796
584,705	Imperial Tobacco Group PLC (Tobacco)	21,646
138,900	Inchcape PLC (Distributors)	1,373
54,421	Inmarsat PLC (Alternative Carriers)	625
61,284	InterContinental Hotels Group PLC (Hotels, Resorts & Cruise Lines)	1,788
1,134,793	International Consolidated Airlines Group SA (Airlines)(a)(b)	6,214
33,368	Investec PLC (Diversified Capital Markets)	216
1,038,926	ITV PLC (Broadcasting)	2,948
297,994	J Sainsbury PLC (Food Retail)	1,888
66,964	John Wood Group PLC (Oil & Gas Equipment & Services)	869
113,734	Johnson Matthey PLC (Specialty Chemicals)	5,170
379,765	Land Securities Group PLC (Diversified Real Estate Investment Trusts)	5,650
354,699	Legal & General Group PLC (Life & Health Insurance)	1,126
7,230	Liberty Global PLC, Series C (Cable & Satellite)(b)	545
69,717	Liberty Global PLC, Class - A (Cable & Satellite)(b)	5,532
13,047,672	Lloyds Banking Group PLC (Diversified Banks)(b)	15,540
503,628	Marks & Spencer Group PLC (Department Stores)	4,048
1,059,015	Meggitt PLC (Aerospace & Defense)	9,411
681,894	Michael Page International PLC (Human Resource & Employment Services)	5,434
46,683	Micro Focus International PLC (Electronic Equipment, Instruments & Components)	573

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
402,283	National Grid PLC (Multi-Utilities)	$4,757
18,972	Next PLC (Department Stores)	1,585
257,748	Ocado Group PLC (Internet Retail)(b)	1,652
319,300	Ophir Energy PLC (Oil & Gas Exploration & Production)(a)(b)	1,725
198,419	Pearson PLC (Media)	4,037
73,527	Persimmon PLC (Homebuilding)	1,293
31,529	Provident Financial PLC (Consumer Finance)	848
617,152	Prudential PLC (Life & Health Insurance)	11,499
34,287	RecKitt Benckiser Group PLC (Household Products)	2,509
82,306	Resolution Ltd. (Life & Health Insurance)	423
620,722	Rexam PLC (Metal & Glass Containers)	4,839
465,594	Rio Tinto PLC (Diversified Metals & Mining)	22,783
779,306	Rolls-Royce Holdings PLC (Aerospace & Defense)	14,028
419,264	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	13,845
111,574	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	3,680
295,225	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	10,200
208,841	RSA Insurance Group PLC (Multi-line Insurance)	409
227,316	SABMiller PLC (Brewers)	11,567
61,105	SEGRO PLC (Industrial Real Estate Investment Trusts)	307
13,835	Severn Trent PLC (Water Utilities)	395
13,251	Spirax-Sarco Engineering PLC (Industrial Machinery)	647
58,157	SSE PLC (Electric Utilities)	1,388
334,829	Standard Chartered PLC (Diversified Banks)	8,027
142,066	Standard Life PLC (Life & Health Insurance)	794
4,478,499	Tesco PLC (Food Retail)	26,025
274,109	The Sage Group PLC (Application Software)	1,463
919,795	Thomas Cook Group PLC (Hotels, Restaurants & Leisure)(a)(b)	2,284
108,855	Tui Travel PLC (Hotels, Resorts & Cruise Lines)	648
186,696	Tullow Oil PLC (Oil & Gas Exploration & Production)	3,095
43,922	Unilever PLC (Packaged Foods & Meats)	1,735
41,760	United Utilities Group PLC (Multi-Utilities)	467
20,064	Vedanta Resources PLC (Diversified Metals & Mining)	351
8,415,639	Vodafone Group PLC (Wireless Telecommunication Services)	29,424
87,985	WH Smith PLC (Specialty Stores)	1,178
102,656	Whitbread PLC (Restaurants)	4,926
649,036	William Morrison Supermarkets PLC (Food Retail)	2,942
		513,905
	Total Common Stocks	2,496,148

	Preferred Stocks — 0.21%
	Germany — 0.21%
2,704	Fuchs Petrolub AG - Preferred (Oil & Gas Exploration & Production)	226
52,262	Henkel AG & Co. KGaA - Preferred (Household Products)	5,385
		5,611
	Total Preferred Stocks	5,611

	Warrant — 0.00%
	Singapore — 0.00%
252,000	Olam International Ltd. (Food Distributors)(b)	58

	Total Warrant	58

	Rights — 0.03%
	Spain — 0.00%
332,870	Banco Bilbao Vizcaya Argentaria SA (Diversified Banks)(b)	45

	United Kingdom — 0.03%
593,792	Barclays PLC (Diversified Banks)(b)	777

	Total Rights	822

	Time Deposit — 0.66%
$17,620	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/13	17,620

	Total Time Deposit	17,620
	Mutual Funds — 5.21%
8,116,000	Dreyfus Treasury Prime Cash Management Fund, 0.00% (c)	8,116
3,183,375	iShares MSCI Emerging Markets Index Fund ETF, 1.28% (c)	129,787
2,000	SSgA Treasury Money Market Fund, 0.00% (c)	2
1,168,000	SSgA U.S. Government Money Market Fund, 0.00% (c)	1,168

	Total Mutual Funds	139,073

	Total Investments
	(cost $2,156,751) — 99.68%	2,659,332
	Other assets in excess of liabilities — 0.32%	8,646

	Net Assets - 100.00%	$2,667,978

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — September 30, 2013 (Unaudited)

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Represents non-income producing security.
(c)	The rate disclosed is the rate in effect on September 30, 2013.

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

FDR—Fiduciary Depositary Receipt

GDR—Global Depositary Receipt

NYS—New York Registered Shares

REIT—Real Estate Investment Trust

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional International Equity Portfolio	Artisan Partners LP	Cadence Capital Management LLC - Quality Yield	Capital Guardian Trust Co.	Causeway Capital Management LLC	Lazard Asset Management LLC	Mellon Capital Management Corp. - MSCI EM	Mellon Capital Management Corp. - MSCI Japan	Total
Common Stocks	16.03%	32.46%	16.03%	15.85%	10.61%	-	2.59%	93.57%
Preferred Stocks	0.20%	-	0.01%	-	-	-	-	0.21%
Warrants	-	-	0.00%	-	-	-	-	0.00%
Rights	-	-	0.02%	0.01%	-	-	-	0.03%
Time Deposit	0.14%	-	0.45%	0.07%	-	-	-	0.66%
Mutual Fund	-	0.30%	-	-	0.04%	4.87%	0.00%	5.21%
Other Assets (Liabilities)	0.07%	0.07%	0.04%	0.07%	0.05%	0.00%	0.02%	0.32%
Total Net Assets	16.44%	32.83%	16.55%	16.00%	10.70%	4.87%	2.61%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of September 30, 2013.

Currency Contracts

						Unrealized
				Settlement	Value	Appreciation/
Contract Amount			Settlement	Value	on 9/30/13	(Depreciation)
(Local Currency)	Currency	Counterparty	Date	(000)	(000)	(000)
	Currencies Sold
1,617,000	Euro	UBS Warburg	10/1/13	$2,138	$2,187	$(49)
108,611,000	Japanese Yen	Bank of New York	10/22/13	1,094	1,105	(11)
	Total Currencies Sold			$3,232	$3,292	$(60)
	Net Unrealized/Appreciation(Depreciation)					$(60)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 92.54%

	Austria — 0.30%
118,001	Erste Group Bank AG (Commercial Banks)	$3,729

	Bermuda — 0.74%
5,300,744	Cosco Pacific Ltd. (Marine Ports & Services)	8,106
1,016,000	Huabao International Holdings Ltd. (Specialty Chemicals)	427
856,000	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	587
		9,120

	Brazil — 10.77%
54,654	AES Tiete SA - Preferred (Independent Power Producers & Energy Traders)	541
11,400	Arteris SA (Highways & Railtracks)	99
150,530	Banco Bradesco SA - Sponsored ADR (Diversified Banks)	2,089
638,747	Banco do Brasil SA (Diversified Banks)	7,437
566,828	Banco Santander Brasil SA (Biotechnology)	3,840
1,763,000	Banco Santander Brasil SA - Sponsored ADR, Sponsored ADR (Diversified Banks)	12,252
433,800	BB Seguridade Participacoes SA (Multi-line Insurance)	4,280
308,100	Brasil Insurance Participacoes e Adminstracao SA (Insurance Brokers)	2,767
351,030	Cia de Saneamento Basico do Estado de Sao Paulo SABESP - Sponsored ADR (Water Utilities)	3,496
383,500	Cielo S.A. (IT Services)	10,386
42,998	Companhia Brasileira de Destribuicao Grupo PAO de (Hypermarkets & Super Centers)	1,971
90,000	Companhia de Bebidas das Americas - Sponsored ADR (Brewers)	3,452
9,700	Cosan SA Industria e Comercio (Oil & Gas Refining & Marketing)	185
118,684	CPFL Energia SA (Electric Utilities)	1,028
698,000	Diagnosticos da America SA (Health Care Providers & Services)	3,679
291,500	Direcional Engenharia SA (Homebuilding)	1,579
774,447	EDP - Energias do Brasil SA (Electric Utilities)	4,194
151,300	EZ Tec Empreendimentos e Participacoes SA (Homebuilding)	2,086
206,200	Gafisa SA - Sponsored ADR (Homebuilding)(a)	662
167,140	Gerdau SA - Sponsored ADR (Steel)	1,247
466,369	Itau Unibanco Holding SA (Diversified Banks)	6,605
381,042	Itau Unibanco Holding SA - Sponsored ADR (Diversified Banks)	5,380
41,215	Itausa - Investimentos Itau SA (Diversified Banks)	168
1,311,000	JBS SA (Packaged Foods & Meats)	4,568
700,200	Magnesita Refratarios SA (Construction Materials)	2,007
1,327,830	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	20,568
107,921	Porto Seguro SA (Multi-line Insurance)	1,351
323,610	Sul America SA (Multi-line Insurance)	2,316
290,400	Telefonica Brasil SA - Sponsored ADR (Integrated Telecommunication Services)	6,517
79,892	Tractebel Energia SA (Independent Power Producers & Energy Traders)	1,331
40,700	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	402
57,187	Tupras-Turkiye Petrol Rafinerileri AS (Oil & Gas Refining & Marketing)	1,209
856,000	Vale SA - Sponsored ADR (Steel)	13,362
		133,054

	Cayman Islands — 0.43%
252,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	325
429,000	Asia Cement China Holdings Corp. (Construction Materials)	202
1,430,000	Bosideng International Holdings Ltd. (Apparel, Accessories & Luxury Goods)	345
144,000	Dongyue Group Ltd. (Specialty Chemicals)	70
348,500	Greentown China Holdings Ltd. (Real Estate Development)	655
73,000	Mstar Semiconductor, Inc. (Semiconductors)	674
7,340,500	Parkson Retail Group Ltd. (Department Stores)	3,086
		5,357

	Chile — 0.44%
556,102	AES Gener SA (Home Entertainment Software)	325
534,234	Aguas Andinas SA, Class - A (Water Utilities)	368
4,346,512	Banco de Chile SA (Diversified Banks)	654
7,483	Banco de Credito e Inversiones SA (Diversified Banks)	442
15,471,559	Banco Santander Chile (Diversified Banks)	1,009
17,339	Cap SA (Steel)	383
30,858,237	CorpBanca SA (Diversified Banks)	331
762,904	Empresa Nacional de Electricidad SA (Independent Power Producers & Energy Traders)	1,065
26,875	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)	435
193,015	Vina Concha y Toro SA (Distillers & Vintners)	365
		5,377

	China — 14.52%
5,823,000	Agricultural Bank of China Ltd., H Shares (Diversified Banks)	2,680
1,718,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	5,515

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
33,210,100	Bank of China Ltd., H Shares (Diversified Banks)	$15,158
6,240,000	Beijing Capital International Airport Co. Ltd., H Shares (Airport Services)	4,087
2,102,000	China CITIC Bank Corp. Ltd., H Shares (Real Estate Development)	1,090
2,110,000	China Coal Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	1,262
3,054,000	China Communications Services Corp. Ltd., H Shares (Integrated Telecommunication Services)	1,784
34,948,250	China Construction Bank Corp., H Shares (Diversified Banks)	26,903
1,362,000	China Life Insurance Co. Ltd., H Shares (Life & Health Insurance)	3,530
2,076,500	China Minsheng Banking Corp. Ltd., H Shares (Diversified Banks)	2,482
99,880	China Mobile Ltd. - Sponsored ADR (Wireless Telecommunication Services)	5,636
1,452,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	1,395
15,419,400	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	12,068
2,651,000	China Power International Development Ltd. (Independent Power Producers & Energy Traders)	1,001
2,960,000	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	3,130
3,125,000	China Railway Group Ltd., H Shares (Construction & Engineering)	1,708
3,099,500	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	9,432
928,000	China Southern Airlines Co. Ltd., H Shares (Airlines)	346
608,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Regional Banks)	293
690,000	Datang International Power Generation Co. Ltd., H Shares (Independent Power Producers & Energy Traders)	304
1,448,000	Dongfang Electric Corp. Limited (Heavy Electrical Equipment)	2,110
2,747,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobile Manufacturers)	4,172
374,000	ENN Energy Holdings Ltd. (Gas Utilities)	2,078
14,415,200	Global Bio-Chem Technology Group Co. Ltd. (Agricultural Products)(a)	1,022
868,500	Great Wall Motor Co. Ltd., H Shares (Automobile Manufacturers)	4,709
1,835,324	Guangzhou Automobile Group Co. Ltd., H Shares (Automobile Manufacturers)	1,990
1,764,000	Huaneng Power International, Inc., H Shares (Electric Utilities)	1,760
33,947,440	Industrial & Commercial Bank of China Ltd., H Shares (Diversified Banks)	23,680
1,271,820	Inner Mongolia Yitai Coal Co. Ltd., Class - B (Coal & Consumable Fuels)	2,551
626,000	Jiangsu Expressway Co. Ltd., H Shares (Highways & Railtracks)	739
356,000	Jiangxi Copper Co. Ltd., H Shares (Diversified Metals & Mining)	700
4,985,000	Lianhua Supermarket Holdings Ltd., H Shares (Hypermarkets & Super Centers)(b)	3,002
7,368,000	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	8,132
4,950	PetroChina Co. Ltd. - Sponsored ADR (Integrated Oil & Gas)	544
4,175,340	PICC Property & Casualty Co. Ltd., H Shares (Property & Casualty Insurance)	5,664
870,000	Shimao Property Holdings Ltd. (Real Estate Development)	2,001
917,500	Shui On Land Ltd. (Independent Power Producers & Energy Traders)	295
10,662,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	2,804
474,500	Soho China Ltd. (Real Estate Development)	408
85,600	Tencent Holdings Ltd. (Internet Software & Services)	4,490
100,000	Tsingtao Brewery Co., Ltd. (Brewers)	761
1,080,000	Weiqiao Textile Co. Ltd., H Shares (Textiles)	634
5,372,000	Zhejiang Expressway Co. Ltd., H Shares (Highways & Railtracks)	4,945
1,534,000	Zijin Mining Group Co. Ltd., H Shares (Gold)	368
		179,363

	Colombia — 0.56%
2,457,130	Ecopetrol SA (Integrated Oil & Gas)	5,634
813,723	Grupo Aval Acciones y Valores SA (Diversified Banks)	591
434,483	ISAGEN SA ESP (Electric Utilities)(a)	679
		6,904

	Czech Republic — 0.12%
6,870	Komercni Banka A/S (Diversified Banks)	1,530

	Egypt — 0.01%
81,950	Telecom Egypt Co. (Integrated Telecommunication Services)	161

	Hong Kong — 4.42%
352,000	Agile Property Holdings Ltd. (Real Estate Management & Development)	388
1,952,000	China Mobile Ltd. (Wireless Telecommunication Services)	21,808
1,128,000	China Resources Power Holdings Co. Ltd. (Independent Power Producers & Energy Traders)	2,682
749,000	CITIC Pacific Ltd. (Industrial Conglomerates)	972

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
4,637,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	$9,435
3,743,337	Evergrande Real Estate Group Ltd. (Real Estate Development)(a)	1,564
1,312,000	Guangdong Investment Ltd. (Water Utilities)	1,127
1,878,000	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Development)	2,935
2,352,656	NWS Holdings Ltd. (Industrial Conglomerates)	3,652
2,264,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	7,501
4,544,000	Shougang Fushan Resources Group Ltd. (Diversified Metals & Mining)	1,529
3,838,000	Yuexiu Property Co. Ltd. (Diversified Real Estate Activities)	1,054
		54,647

	Hungary — 0.46%
88,590	OTP Bank Nyrt PLC (Electrical Components & Equipment)	1,755
228,160	Richter Gedeon Nyrt (Pharmaceuticals)	3,973
		5,728

	India — 6.85%
39,275	Bajaj Auto Ltd. (Motorcycle Manufacturers)	1,247
9,114	Bank of Baroda (Diversified Banks)	72
25,584	Bank of India (Commercial Banks)	65
1,610,582	Bharat Heavy Electricals Ltd. (Heavy Electrical Equipment)	3,535
217,896	Cairn India Ltd. (Oil, Gas & Consumable Fuels)	1,110
236,499	Coal India Ltd. (Coal & Consumable Fuels)	1,112
336,887	Dabur India Ltd. (Personal Products)	912
18,580	Grasim Industries, Ltd. (Construction Materials)	785
344,393	HCL Technologies Ltd. (IT Consulting & Other Services)	5,981
19,255	Hero MotoCorp Ltd. (Motorcycle Manufacturers)	618
235,253	Hindalco Industries Ltd. (Metals & Mining)	421
860,030	Hindustan Petroleum Corp. Ltd. (Oil & Gas Refining & Marketing)	2,640
242,097	ICICI Bank Ltd. (Diversified Banks)	3,417
55,330	ICICI Bank Ltd. - Sponsored ADR (Diversified Banks)	1,686
224,039	IDFC Ltd. (Specialized Finance)	315
2,991,682	India Cements Ltd. (Construction Materials)	2,431
1,720,321	ITC Ltd. (Tobacco)	9,355
317,129	Jubilant Life Sciences Ltd. (Diversified Chemicals)	405
50,185	Lupin, Ltd. (Pharmaceuticals)	686
58,580	Maruti Suzuki India Ltd. (Automobile Manufacturers)	1,271
1,804,435	NMDC Ltd. (Diversified Metals & Mining)	3,462
244,061	NTPC Ltd. (Specialty Chemicals)	575
535,403	Oil & Natural Gas Corp. Ltd. (Oil & Gas Exploration & Production)	2,291
493,062	Oriental Bank of Commerce (Diversified Banks)	1,140
230,884	Power Finance Corp. (Specialized Finance)	483
1,477,030	Power Grid Corp. of India Ltd. (Electric Utilities)	2,313
235,300	Punjab National Bank (Diversified Capital Markets)	1,734
711,725	Reliance Industries Ltd. (Oil & Gas Refining & Marketing)	9,351
70,100	Reliance Industries Ltd. - Sponsored GDR (Oil & Gas Refining & Marketing)(c)	1,842
888,289	Rolta India Ltd. (IT Consulting & Other Services)	788
305,351	Rural Electrification Corp. Ltd. (Specialized Finance)	917
1,181,245	Sesa Goa Ltd. (Metals & Mining)	3,410
48,108	Sesa Sterlite Ltd. - Sponsored ADR (Diversified Metals & Mining)(a)	542
200,077	State Bank of India (Diversified Banks)	5,162
3,287,030	Steel Authority of India Ltd. (Steel)	2,623
177,616	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	1,683
81,913	Tata Consultancy Services Ltd. (IT Consulting & Other Services)	2,523
255,664	Tata Motors Ltd. (Construction & Farm Machinery & Heavy Trucks)	1,358
69,288	Tata Motors Ltd. - Sponsored ADR (Construction & Farm Machinery & Heavy Trucks)	1,844
38,719	Tata Steel Ltd. (Steel)	168
32,000	Tata Steel Ltd. - Sponsored GDR, Registered Shares (Steel)	137
74,721	Wipro Ltd. (IT Consulting & Other Services)	565
166,243	Wipro Ltd. - Sponsored ADR (IT Consulting & Other Services)	1,706
		84,681

	Indonesia — 1.03%
3,494,000	PT Aneka Tambang Tbk (Diversified Metals & Mining)	429
181,025	PT Astra Agro Lestari Tbk (Agricultural Products)	305
8,961,500	PT Astra International Tbk (Automobile Manufacturers)	4,996
6,503,500	PT Bank Negara Indonesia Persero Tbk (Diversified Banks)	2,291
183,038	PT Indo Tambangraya Megah Tbk (Coal & Consumable Fuels)	416
2,042,000	PT Indofood Sukses Makmur Tbk (Packaged Foods & Meats)	1,244
10,906,850	PT Telekomunikasi Indonesia Persero Tbk (Integrated Telecommunication Services)	1,980
781,000	PT United Tractors Tbk (Construction & Farm Machinery & Heavy Trucks)	1,100
		12,761

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

		Value
Shares	Security Description	(000)
	Common Stocks (continued)
	Malaysia — 1.97%
233,400	Alliance Financial Group Berhad (Diversified Banks)	$359
582,800	Axiata Group Berhad (Wireless Telecommunication Services)	1,231
293,904	Berjaya Sports Toto Berhard (Casinos & Gaming)	371
657,800	CIMB Group Holdings Berhad (Diversified Banks)	1,518
1,208,800	Genting Berhad (Casinos & Gaming)	3,858
591,500	IJM Corp. Berhad (Construction & Engineering)	1,049
219,400	Kuala Lumpur Kepong Berhad (Agricultural Products)	1,522
90,900	Lafarge Malayan Cement Berhad (Construction Materials)	263
1,575,914	Malayan Banking Berhad (Diversified Banks)	4,760
513,400	Maxis Berhad (Wireless Telecommunication Services)	1,103
495,200	MISC Berhad (Marine)(a)	778
282,300	Parkson Holdings Berhad (Department Stores)	333
1,358,500	Sime Darby Berhad (Diversified Financial Services)	3,961
251,000	Telekom Malaysia Berhad (Integrated Telecommunication Services)	404
1,034,000	Tenega Nasional Berhad (Electric Utilities)	2,866
		24,376

	Mexico — 3.01%
6,837,100	America Movil SA de CV-Serl (Wireless Telecommunication Services)	6,781
277,330	America Movil SAB de CV - Sponsored ADR, Series L (Wireless Telecommunication Services)	5,494
197,072	Arca Continental SAB de CV (Soft Drinks)	1,227
275,700	Cemex SAB de CV - Sponsored ADR (Construction Materials)(a)	3,082
18,800	Compartamos SAB de CV (Consumer Finance)	35
1,374,200	Consorcio ARA SAB de CV (Homebuilding)(a)	552
191,237	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Airport Services)	979
116,815	Grupo Aeroportuario del Sureste SAB de CV, Class - B (Airport Services)	1,279
536,500	Grupo Financiero Banorte SAB de CV (Diversified Banks)	3,343
154,600	Grupo Financiero Santander Mexico SAB de CV - Sponsored ADR, Class - B (Diversified Banks)	2,137
1,286,945	Grupo Mexico SAB de CV, Series B (Diversified Metals & Mining)	3,854
39,740	Industrias Penoles SA de CV (Precious Metals & Minerals)	1,168
1,897,000	Kimberly-Clark de Mexico SAB de CV, Class - A (Household Products)	5,547
630,500	Ohl Mexico Sab de CV (Highways & Railtracks)(a)	1,660
		37,138

	Morocco — 0.02%
18,315	Maroc Telecom SA (Integrated Telecommunication Services)	210

	Peru — 0.44%
42,300	Credicorp Ltd. (Diversified Banks)	5,434

	Philippines — 0.86%
898,397	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	929
1,460,000	Aboitiz Power Corp. (Independent Power Producers & Energy Traders)	1,056
1,646,200	Alliance Global Group, Inc. (Food Distributors)	889
782,579	Bank of the Philippine Islands (Diversified Banks)	1,733
1,360,400	DMCI Holdings, Inc. (Industrial Conglomerates)	1,437
229,640	First Philippine Holdings Corp. (Electric Utilities)	395
7,480	Globe Telecom, Inc. (Wireless Telecommunication Services)	275
977,404	Metropolitan Bank & Trust Co. (Diversified Banks)	1,863
2,850	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	195
13,590	Philippine Long Distance Telephone Co. - Sponsored ADR (Wireless Telecommunication Services)	922
50,768	SM Investments Corp. (Industrial Conglomerates)	910
		10,604

	Poland — 1.47%
111,140	Asseco Poland SA (Systems Software)	1,732
21,815	Bank Pekao SA (Diversified Banks)	1,247
13,536	Jastrzebska Spolka Weglowa SA (Diversified Metals & Mining)	318
17,563	KGHM Polska Miedz SA (Diversified Metals & Mining)	693
534,576	PGE SA (Electric Utilities)	2,850
58,667	Polski Koncern Naftowy Orlen SA (Oil & Gas Refining & Marketing)	830
751,284	Polskie Gornictwo Naftowe i Gazownictwo SA (Integrated Oil & Gas)	1,475
395,725	Powszechna Kasa Oszczednosci Bank Polski SA (Commercial Banks)	4,703
25,356	Powszechny Zaklad Ubezpieczen SA (Multi-line Insurance)	3,445
551,991	Tauron Polska Energia SA (Electric Utilities)	847
		18,140

	Russia — 6.47%
1,541,523	Gazprom OAO - Sponsored ADR (Integrated Oil & Gas)	13,581

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia (continued)
1,295,310	Gazprom OAO - Sponsored GDR (Integrated Oil & Gas)	$11,425
148,302	LUKOIL (Integrated Oil & Gas)	9,388
106,675	LUKOIL, ADR (Integrated Oil & Gas)	6,763
822	Magnit OJSC (Food Retail)	208
114,310	Magnit OJSC - Sponsored GDR, Registered Shares (Food Retail)	7,059
54,908	MegaFon OAO - Sponsored GDR (Wireless Telecommunication Services)	1,936
117,972	Mining & Metallurgical Co. Norilsk Nickel OJSC - Sponsored ADR (Diversified Metals & Mining)	1,702
202,898	Mobile TeleSystems OJSC - Sponsored ADR (Wireless Telecommunication Services)	4,516
1,036,280	Rosneft Oil Co. OJSC - Sponsored GDR, Registered Shares (Integrated Oil & Gas)(c)	8,394
1,754,948	Sberbank (Diversified Banks)	5,292
333,970	Sberbank of Russia - Sponsored ADR (Diversified Banks)	4,024
52,080	Severstal - Sponsored GDR, Registered Shares (Steel)	448
2,638,097	Surgutneftegaz OAO (Integrated Oil & Gas)	2,321
407,906	Surgutneftegaz OAO - Sponsored ADR Preferred (Integrated Oil & Gas)	2,908
		79,965

	South Africa — 5.35%
75,990	AngloGold Ashanti Ltd. (Gold)	1,019
330,627	Barclays Africa Group Ltd. (Diversified Banks)	4,859
49,702	Exxaro Resources Ltd. (Diversified Metals & Mining)	815
712,054	FirstRand Ltd. (Diversified Financial Services)	2,378
125,890	Gold Fields Ltd. (Gold)	578
289,782	Growthpoint Properties Ltd. (Diversified Real Estate Investment Trusts)	712
65,386	Imperial Holdings Ltd. (Distributors)	1,421
257,743	Investec Ltd. (Diversified Capital Markets)	1,695
699,933	JD Group Ltd. (Home Improvement Retail)	2,184
13,889	Kumba Iron Ore Ltd. (Steel)	643
67,902	Liberty Holdings Ltd. (Life & Health Insurance)	792
189,019	MMI Holdings Ltd. (Life & Health Insurance)	460
109,322	Mondi Ltd. (Paper Products)	1,864
573,517	MTN Group Ltd. (Wireless Telecommunication Services)	11,208
869,756	Murray & Roberts Holdings Ltd. (Construction & Engineering)(a)	2,385
101,687	Nampak Ltd. (Metal & Glass Containers)	316
21,823	Naspers Limited (Media)	2,020
34,993	Nedbank Group Ltd. (Diversified Banks)	713
88,108	PPC Ltd. (Construction Materials)	265
476,166	Redefine Properties Ltd. (Real Estate Operating Companies)	463
62,104	Reunert Ltd. (Industrial Conglomerates)	450
121,459	RMB Holdings Ltd. (Diversified Financial Services)	559
114,454	RMI Holdings Ltd. (Life & Health Insurance)	305
149,220	Samsung Heavy Industries Co. Ltd. (Machinery)	5,972
308,694	Sanlam Ltd. (Life & Health Insurance)	1,442
155,365	Sasol Ltd. (Integrated Oil & Gas)	7,419
645,025	Standard Bank Group Ltd. (Diversified Banks)	7,710
743,260	Telkom South Africa Ltd. (Integrated Telecommunication Services)(a)	1,810
70,548	The Foschini Group Ltd. (Apparel Retail)	732
59,603	The Spar Group Ltd. (Food Distributors)	720
152,071	Truworths International Ltd. (Apparel Retail)	1,364
64,180	Vodacom Group Ltd. (Wireless Telecommunication Services)	796
		66,069

	South Korea — 17.71%
33,550	BS Financial Group, Inc. (Regional Banks)	501
9,046	Daelim Industrial Co. Ltd. (Construction & Engineering)	817
33,230	Daewoo Securities Co. Ltd. (Investment Banking & Brokerage)	304
27,330	DGB Financial Group, Inc. (Regional Banks)	412
34,370	Dongbu Insurance Co. Ltd. (Property & Casualty Insurance)	1,478
3,337	Doosan Corp. (Industrial Conglomerates)	469
19,511	Doosan Heavy Industries & Construction Co. Ltd. (Construction & Engineering)	838
20,945	GS Holdings Corp. (Oil & Gas Refining & Marketing)	1,099
105,440	Hana Financial Group, Inc. (Diversified Banks)	3,616
19,250	Hanwha Chemical Corp. (Commodity Chemicals)	373
58,790	Hanwha Corp. (Commodity Chemicals)	2,074
5,235	Hyosung Corp. (Commodity Chemicals)	349
97,050	Hyundai Development Co. (Construction & Engineering)	2,172
17,836	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	4,382
90,690	Hyundai Marine & Fire Insurance Co. Ltd. (Property & Casualty Insurance)	2,469
12,817	Hyundai Mobis Co. Ltd. (Auto Parts & Equipment)	3,411
88,450	Hyundai Motor Co. Ltd. (Automobile Manufacturers)	20,661
24,970	Hyundai Securities Co. Ltd. (Investment Banking & Brokerage)	155
249,790	Industrial Bank of Korea (Diversified Banks)	2,766

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
54,740	Jahwa Electronics Co. Ltd. (Electronic Equipment, Instruments & Components)	$998
181,601	Jinro Ltd. (Distillers & Vintners)	4,622
39,480	Kangwon Land, Inc. (Casinos & Gaming)	1,047
275,884	KB Financial Group, Inc. (Diversified Banks)	9,653
95,240	KB Financial Group, Inc. - Sponsored ADR (Diversified Banks)	3,335
5,084	KCC Corp. (Building Products)	2,139
101,619	Kia Motors Corp. (Automobile Manufacturers)	6,175
88,560	Korea Electric Power Corp. (Electric Utilities)(a)	2,477
596,060	Korea Electric Power Corp. - Sponsored ADR (Electric Utilities)(a)	8,368
39,720	Korea Life Insurance Co. Ltd. (Life & Health Insurance)	257
63,610	KT Corp. (Integrated Telecommunication Services)	2,128
74,260	KT Corp. - Sponsored ADR (Integrated Telecommunication Services)	1,245
84,006	KT&G Corp. (Tobacco)	6,020
11,671	LG Chem Ltd. (Commodity Chemicals)	3,339
41,010	LG Corp. (Industrial Conglomerates)	2,527
72,387	LG Electronics, Inc. (Consumer Electronics)	4,796
7,225	LS Corp. (Electrical Components & Equipment)	521
6,101	LS Industrial Systems Co. Ltd. (Electrical Components & Equipment)	369
79,280	Mirae Asset Securities Co. Ltd. (Asset Management & Custody Banks)	2,715
7,673	Nong Shim Co. Ltd. (Packaged Foods & Meats)	1,832
46,368	PARTRON Co. Ltd. (Electronic Equipment, Instruments & Components)	762
39,021	POSCO (Steel)	11,603
11,098	POSCO - Sponsored ADR (Steel)	817
6,971	S1 Corp. (Security & Alarm Services)	420
7,040	Samsung Card Co. Ltd. (Consumer Finance)	262
31,486	Samsung Electronics Co. Ltd. (Semiconductors)	40,056
22,921	Samsung Fire & Marine Insurance Co. Ltd. (Property & Casualty Insurance)	5,257
12,301	Samsung Life Insurance Co. Ltd. (Life & Health Insurance)	1,196
14,884	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	2,597
12,496	Samsung Securities Co. Ltd. (Investment Banking & Brokerage)	548
194,690	Shinhan Financial Group Co. Ltd. (Diversified Banks)	7,909
24,537	Shinsegae Co. Ltd. (Hypermarkets & Super Centers)	5,275
9,215	SK C&C Co. Ltd. (IT Consulting & Other Services)	986
38,995	SK Holdings Co. Ltd. (Industrial Conglomerates)	7,040
33,515	SK Innovation Co. Ltd. (Oil & Gas Refining & Marketing)	4,555
50,450	SK Networks Co. Ltd. (Trading Companies & Distributors)	307
22,682	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	4,612
147,800	SK Telecom Co. Ltd. - Sponsored ADR (Wireless Telecommunication Services)	3,355
18,477	S-Oil Corp. (Oil & Gas Refining & Marketing)	1,339
150,870	Tong Yang Life Insurance Co. Ltd. (Life & Health Insurance)	1,432
459,370	Woori Finance Holdings Co. Ltd. (Diversified Banks)	5,344
24,270	Woori Investment & Securities Co. Ltd. (Diversified Banks)	262
		218,843

	Taiwan — 10.24%
977,000	Acer, Inc. (Computer Hardware)(a)	679
2,213,000	Advanced Semiconductor Engineering, Inc. (Semiconductors)	2,133
1,704,972	Asia Cement Corp. (Construction Materials)	2,157
459,000	Asustek Computer, Inc. (Computer Storage & Peripherals)	3,656
153,000	Cheng Uei Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	306
191,470	Chicony Electronics Co. Ltd. (Computer Storage & Peripherals)	477
325,000	China Petrochemical Development Corp. (Commodity Chemicals)	160
2,408,384	China Steel Corp. (Steel)	2,114
7,998,376	Chinatrust Financial Holding Co. Ltd. (Diversified Banks)	5,221
785,000	CHIPBOND Technology Corp. (Semiconductors)	1,617
258,000	Chong Hong Construction Co. Ltd. (Diversified Real Estate Activities)	873
753,000	Chunghwa Telecom Co. Ltd. (Integrated Telecommunication Services)	2,412
3,800	Chunghwa Telecom Co. Ltd. - Sponsored ADR (Integrated Telecommunication Services)	120
2,587,000	Compal Electronics, Inc. (Computer Hardware)	1,890
229,000	CTCI Corp. (Construction & Engineering)	370
384,190	Far Eastern Department Stores Ltd. (Department Stores)	404
1,946,441	Far Eastern New Century Corp. (Industrial Conglomerates)	2,146
318,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	793

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
437,000	Farglory Land Development Co. Ltd. (Real Estate Development)	$813
76,000	Feng Hsin Iron & Steel Co. Ltd. (Steel)	134
10,015,585	First Financial Holdings Co. Ltd. (Diversified Banks)	5,996
632,420	Formosa Chemicals & Fibre Corp. (Specialty Chemicals)	1,681
861,200	Formosa Plastics Corp. (Chemicals)	2,223
272,000	Formosa Taffeta Co. Ltd. (Textiles)	265
330,750	Foxconn Technology Co. Ltd. (Computer Hardware)	859
1,618,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	2,240
409,200	Highwealth Construction Corp. (Real Estate Development)	902
7,436,961	Hon Hai Precision Industry Co. Ltd. (Electronic Manufacturing Services)	19,091
132,381	Hon Hai Precision Industry Co. Ltd. - Sponsored GDR (Electronic Manufacturing Services)(c)	680
1,941,015	Inventec Corp. (Computer Hardware)	1,878
107,240	LCY Chemical Corp. (Commodity Chemicals)	136
1,524,549	Lite-On Technology Corp. (Computer Storage & Peripherals)	2,599
188,000	MediaTek, Inc. (Semiconductors)	2,324
3,234,608	Mega Financial Holding Co. Ltd. (Commercial Banks)	2,653
980,240	Nan Ya Plastics Corp. (Chemicals)	2,062
1,993,740	Nan Ya Printed Circuit Board Corp. (Electronic Equipment, Instruments & Components)(a)	2,570
2,202,620	Pou Chen Corp. (Footwear)	2,566
2,727,900	Powertech Technology, Inc. (Semiconductors)	5,130
2,111,000	Quanta Computer, Inc. (Computer Hardware)	4,577
173,040	Radiant Opto-Electronics Corp. (Semiconductors)	617
1,068,000	Ruentex Development Co. Ltd. (Real Estate Development)	2,189
782,000	Siliconware Precision Industries Co. (Semiconductors)	914
424,310	Siliconware Precision Industries Co. - Sponsored ADR (Semiconductors)	2,453
455,000	Simplo Technology Co. Ltd. (Technology Distributors)	2,208
495,000	Synnex Technology International Corp. (Commodity Chemicals)	775
2,707,000	Taiwan Cement Corp. (Construction Materials)	3,918
638,500	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	2,267
3,061,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors)	10,405
63,530	Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR (Semiconductors)	1,077
612,000	Transcend Information, Inc. (Semiconductors)	1,927
167,000	Tripod Technology Corp. (Electronic Equipment, Instruments & Components)	325
204,000	TSRC Corp. (Commodity Chemicals)	364
147,000	Tung Ho Steel Enterprise Corp. (Steel)	130
153,000	U-Ming Marine Transport Corp. (Marine)	278
493,000	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	420
4,821,000	United Microelectronics Corp. (Semiconductors)	2,063
1,595,921	United Microelectronics Corp. - Sponsored ADR (Semiconductors)	3,288
878,640	Wistron Corp. (Computer Hardware)	851
563,000	WPG Holdings Ltd. (Technology Distributors)	663
383,336	Young Fast Optoelectronics Co. Ltd. (Electronic Equipment, Instruments & Components)	490
		126,529

	Thailand — 2.67%
801,185	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	6,534
62,000	Bangkok Bank Public Co. Ltd. (Diversified Banks)	389
637,500	Bangkok Bank Public Co. Ltd. - Foreign Registered Shares (Diversified Banks)	4,016
627,300	Bangkok Bank Public Co. Ltd. - NVDR (Diversified Banks)	3,932
415,000	Banpu Public Co. Ltd. - Foreign Registered Shares (Coal & Consumable Fuels)	365
1,039,000	Charoen Pokphand Foods Public Co. Ltd. (Packaged Foods & Meats)	797
368,600	Kasikornbank Public Co. Ltd. (Diversified Banks)	2,081
667,300	Krung Thai Bank Public Co. Ltd. - NVDR (Diversified Banks)	410
561,575	PTT Exploration & Production Public Co. Ltd. (Oil & Gas Exploration & Production)	2,936
809,342	PTT Global Chemical Public Co. Ltd. (Diversified Chemicals)	1,928
640,700	PTT Public Co. Ltd. (Integrated Oil & Gas)	6,475
14,282,100	Sansiri Public Co. Ltd. (Real Estate Development)	1,050
1,661,700	Thai Airways International Public Co. Ltd. (Airlines)	1,057
537,100	Thai Oil Public Co. Ltd. (Oil & Gas Refining & Marketing)	992
		32,962

	Turkey — 1.38%
109,565	Arcelik AS (Household Appliances)	637
972,040	Asya Katilim Bankasi AS (Diversified Banks)(a)	919

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Turkey (continued)
770,879	Emlak Konut Gayrimenkul Yatirim (Residential REITs)	$1,042
1,232,088	Eregli Demir ve Celik Fabrikalari TAS (Steel)	1,562
70,128	Ford Otomotiv Sanayi AS (Automobile Manufacturers)	965
984,971	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class - D (Steel)(a)	551
306,027	TAV Havalimanlari Holding AS (Airport Services)	2,159
57,442	Tofas Turk Otomobil Fabrikasi AS (Independent Power Producers & Energy Traders)	350
988,725	Turk Hava Yollari Anonim Ortakligi (Airlines)	3,770
103,284	Turk Telekomunikasyon AS (Integrated Telecommunication Services)	359
351,360	Turkiye Garanti Bankasi AS (Diversified Banks)	1,385
151,175	Turkiye Halk Bankasi AS (Diversified Banks)	1,108
705,027	Turkiye Is Bankasi AS, Class - C (Diversified Banks)	1,865
173,023	Turkiye Vakiflar Bankasi TAO, Class - D (Diversified Banks)	395
		17,067

	Ukraine — 0.02%
271,395	JKX Oil & Gas PLC (Oil & Gas Exploration & Production)(a)	277

	United Arab Emirates — 0.11%
853,331	Emaar Properties PJSC (Real Estate Operating Companies)	1,354

	United Kingdom — 0.08%
321,307	Old Mutual PLC (Life & Health Insurance)	976

	United States — 0.09%
38,595	Southern Copper Corp. (Diversified Metals & Mining)	1,051

	Total Common Stocks	1,143,407

	Preferred Stocks — 3.41%
	Brazil — 2.41%
112,917	Bradespar SA - Preferred (Steel)	1,254
237,550	Companhia Energetica de Minas Gerais SA - Preferred, ADR (Electric Utilities)	2,032
402,200	Gerdau SA - Preferred (Steel)	2,991
986,600	Petroleo Brasileiro SA - Preferred (Integrated Oil & Gas)	8,202
148,300	Petroleo Brasileiro SA - Sponsored ADR (Integrated Oil & Gas)	2,481
145,509	Telefonica Brasil SA - Preferred (Integrated Telecommunication Services)	3,247
669,781	Vale SA - Preferred (Steel)	9,548
		29,755
	Russia — 0.24%
1,115	AK Transneft OAO - Preferred (Oil & Gas Storage & Transportation)	2,923

	South Korea — 0.76%
11,592	Samsung Electronics Co. Ltd. - Preferred (Semiconductors)	9,450

	Total Preferred Stocks	42,128

	Time Deposit — 1.22%
$15,049	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 10/1/13	15,049

	Total Time Deposit	15,049
	Mutual Funds — 1.98%
3,275,000	iShares Asia Trust - iShares FTSE A50 China Index ETF	4,142
414,930	iShares MSCI Emerging Markets Index Fund ETF, 1.28% (d)	16,917
18,480	iShares MSCI Taiwan Index Fund ETF	257
445,000	SSgA Treasury Money Market Fund, 0.00% (d)	445
176,920	WisdomTree India Earnings Fund ETF	2,711

	Total Mutual Funds	24,472

	Total Investments
	(cost $1,189,105) — 99.15%	1,225,056
	Other assets in excess of liabilities — 0.85%	10,461

	Net Assets - 100.00%	$1,235,517

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	This security has been deemed illiquid by the Specialist Manager and represents 0.24% of the Portfolio.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	The rate disclosed is the rate in effect on September 30, 2013.

ADR—American Depositary Receipt
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt
NVDR—Non-Voting Depository Receipt
REIT—Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — September 30, 2013 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Emerging Markets Portfolio	Boston Company Asset Management, LLC	Mellon Capital Management Corp. - Quality Yield	SSgA Funds Management, Inc.	Total

Common Stocks	33.00%	27.66%	31.88%	92.54%
Preferred Stocks	0.27%	2.29%	0.85%	3.41%
Time Deposit	1.22%	-	-	1.22%
Mutual Funds	1.94%	0.04%	-	1.98%
Other Assets (Liabilities)	-0.07%	0.31%	0.61%	0.85%
Total Net Assets	36.36%	30.30%	33.34%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of September 30, 2013.

Long/(Short) Futures
				Unrealized
				Appreciation/
Number of		Value		(Depreciation)
Contracts	Futures Contracts Positions^	(000)	Expiration	(000)
119	E-Mini MSCI Emerging Markets Index Future	$5,847	12/23/13	$(33)
(33)	FTSE/JSE Top 40 Index Future	(1,308)	12/20/13	(13)
74	MSCI Taiwan Index Future	2,125	10/31/13	(38)
(94)	SGX CNX Nifty Index Future	(1,084)	11/1/13	40
	Net Unrealized Appreciation/(Depreciation)			$(44)

^ Cash has been pledged as collateral for futures contracts held by the Portfolio.

Currency Contracts
						Unrealized
				Settlement	Value	Appreciation/
Contract Amount			Settlement	Value	on 9/30/13	(Depreciation)
(Local Currency)	Currency	Counterparty	Date	(000)	(000)	(000)
	Currencies Purchased
2,924,100,000	Chilean Peso	Barclays Bank	12/17/13	$5,724	$5,735	$11
464,181,000	Indian Rupee	Deutsche Bank	12/17/13	7,102	7,260	158
23,750,000,000	Indonesian Rupiah	Deutsche Bank	12/17/13	2,052	2,025	(27)
7,530,200	Malaysian Ringgit	Deutsche Bank	12/17/13	2,300	2,300	—
4,412,850	Peruvian Nuevo	Citibank	12/17/13	1,574	1,573	(1)
80,545,000	South African Rand	Citibank	12/17/13	7,990	7,937	(54)
3,670,000	Turkish Lira	Royal Bank of Scotland	12/17/13	1,804	1,792	(11)
	Total Currencies Purchased			$28,546	$28,622	$76

	Currencies Sold
29,840,000	Czech Koruna	Citibank	12/17/13	$1,538	$1,574	$(36)
55,861,500	Hong Kong Dollar	Societe Generale	12/17/13	7,205	7,204	1
338,489,000	Hungarian Forint	Credit Suisse	12/17/13	1,483	1,533	(49)
3,002,448,750	Korean Won	JP Morgan Chase	12/17/13	2,751	2,787	(36)
192,042,000	Phillipine Peso	JP Morgan Chase	12/17/13	4,390	4,413	(24)
7,433,000	Polish Zloty	Deutsche Bank	12/17/13	2,330	2,370	(40)
13,500,000	Polish Zloty	Royal Bank of Scotland	12/17/13	4,306	4,305	1
80,731,000	Russian Ruble	JP Morgan Chase	12/17/13	2,444	2,458	(13)
27,965,000	Taiwanese Dollar	Barclays Bank	12/17/13	945	947	(2)
82,480,000	Thai Baht	Deutsche Bank	12/17/13	2,572	2,625	(53)
	Total Currencies Sold			$29,964	$30,216	$(251)
	Net Unrealized/Appreciation(Depreciation)					$(175)

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 0.40%
$60	Ally Auto Receivables Trust, Series 2012-4, Class A3	0.59	1/17/17	$60
110	Capital One Multi-Asset Execution Trust, Series 2006-A3, Class A3	5.05	12/17/18	122
80	Citibank Credit Card Issuance Trust, Series 2005-A5, Class A5	4.55	6/20/17	85
60	Honda Auto Receivables Owner Trust, Series 2012-3, Class A4	0.74	10/15/18	60
60	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4	1.00	7/16/18	60
	Total Asset Backed Securities			387

	Collateralized Mortgage Obligations — 2.12%
140	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AJ	5.96	5/10/45	147
55	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class A4	5.41	12/11/40	59
148	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4	5.23	10/15/15	157
140	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM	5.28	4/10/37	148
150	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	142
175	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A4	5.04	3/15/46	182
255	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4	5.43	12/12/43	278
25	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	27
140	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	6.04	11/12/16	143
255	Morgan Stanley Capital I, Series 2007-HQ11, Class A4	5.45	2/12/44	281
190	Morgan Stanley Capital I, Series 2007-IQ15, Class A4	6.11	7/11/17	213
156	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4	5.73	7/12/44	171
100	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4	5.42	1/15/45	107
	Total Collateralized Mortgage Obligations			2,055

	U.S. Government Agency Mortgages — 37.68%
100	Fannie Mae, Pool #AU6677	2.50	9/1/28	101
173	Fannie Mae, Pool #AP4742	2.50	8/1/27	174
174	Fannie Mae, Pool #MA1210	2.50	9/1/49	175
178	Fannie Mae, Pool #MA1277	2.50	12/1/27	179
99	Fannie Mae, Pool #AU1660	2.50	7/1/28	100
158	Fannie Mae, Pool #A03019	2.50	5/1/27	159
251	Fannie Mae, Pool #AJ1300	2.93	10/1/41	262
281	Fannie Mae, Pool #AP6493	3.00	9/1/42	275
380	Fannie Mae, Pool #AB7099	3.00	11/1/42	372
321	Fannie Mae, Pool #AJ3079	3.00	11/1/26	333
137	Fannie Mae, Pool #AB4483	3.00	2/1/27	142
164	Fannie Mae, Pool #AK0006	3.00	1/1/27	170
238	Fannie Mae, Pool #MA1307	3.00	1/1/33	238
378	Fannie Mae, Pool #AQ7920	3.00	12/1/42	370
97	Fannie Mae, Pool #AT2127	3.00	4/1/43	95
168	Fannie Mae, Pool #AO0752	3.00	4/1/42	165
199	Fannie Mae, Pool #AU3735	3.00	8/1/43	195
368	Fannie Mae, Pool #AP6375	3.00	9/1/42	360
172	Fannie Mae, Pool #AP2465	3.00	8/1/42	168
418	Fannie Mae, Pool #AB4689	3.50	3/1/42	426
405	Fannie Mae, Pool #AB6017	3.50	8/1/42	412
109	Fannie Mae, Pool #MA1107	3.50	7/1/32	113
107	Fannie Mae, Pool #MA1059	3.50	5/1/32	111
184	Fannie Mae, Pool #AO3760	3.50	5/1/42	187
183	Fannie Mae, Pool #AQ0546	3.50	11/1/42	187
188	Fannie Mae, Pool #AP9390	3.50	10/1/42	192
513	Fannie Mae, Pool #AO8137	3.50	8/1/42	522
482	Fannie Mae, Pool #AO2548	3.50	4/1/42	491
345	Fannie Mae, Pool #AL1717	3.50	5/1/27	364
194	Fannie Mae, Pool #MA0534	4.00	10/1/30	207
317	Fannie Mae, Pool #AI8534	4.00	8/1/41	333
130	Fannie Mae, Pool #AC7328	4.00	12/1/39	137
160	Fannie Mae, Pool #AJ5303	4.00	11/1/41	168
159	Fannie Mae, Pool #AI1186	4.00	4/1/41	166
522	Fannie Mae, Pool #190405	4.00	10/1/40	547
109	Fannie Mae, Pool #AH5859	4.00	2/1/41	114
340	Fannie Mae, Pool #AJ7689	4.00	12/1/41	357
572	Fannie Mae, Pool #AH6242	4.00	4/1/26	607
396	Fannie Mae, Pool #AE0217	4.50	8/1/40	423
83	Fannie Mae, Pool #AB3192	4.50	6/1/41	89

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$47	Fannie Mae, Pool #930998	4.50	4/1/29	$50
100	Fannie Mae, Pool #AB0388	4.50	4/1/19	106
33	Fannie Mae, Pool #735646	4.50	7/1/20	35
56	Fannie Mae, Pool #745278	4.50	6/1/19	60
105	Fannie Mae, Pool #AA9781	4.50	7/1/24	112
100	Fannie Mae, Pool #AI8104	4.50	6/1/41	107
147	Fannie Mae, Pool #MA0481	4.50	8/1/30	159
615	Fannie Mae, Pool #AH7521	4.50	3/1/41	657
357	Fannie Mae, Pool #AL1107	4.50	11/1/41	381
169	Fannie Mae, Pool #AE0954	4.50	2/1/41	181
143	Fannie Mae, Pool #AJ1263	5.00	9/1/26	152
261	Fannie Mae, Pool #AH5988	5.00	3/1/41	283
92	Fannie Mae, Pool #725238	5.00	3/1/34	100
134	Fannie Mae, Pool #AE0945	5.00	12/1/20	142
425	Fannie Mae, Pool #889117	5.00	10/1/35	462
468	Fannie Mae, Pool #AD0527	5.50	6/1/39	509
144	Fannie Mae, Pool #603083	5.50	1/1/17	151
633	Fannie Mae, Pool #890221	5.50	12/1/33	691
417	Fannie Mae, Pool #959451	6.00	12/1/37	455
611	Fannie Mae, Pool #725228	6.00	3/1/34	676
151	Fannie Mae, Pool #AE0442	6.50	1/1/39	167
117	Fannie Mae, Pool #889984	6.50	10/1/38	129
107	Fannie Mae, Pool #AL0583	6.50	10/1/39	119
27	Fannie Mae, Pool #888596	6.50	7/1/37	29
200	Fannie Mae, 15 YR TBA	2.50	10/25/28	201
100	Fannie Mae, 30 YR TBA	2.50	10/25/43	93
400	Fannie Mae, 30 YR TBA	3.00	10/25/43	391
75	Fannie Mae, 30 YR TBA	3.50	10/25/28	79
445	Fannie Mae, 30 YR TBA	4.00	10/25/42	467
400	Fannie Mae, 30 YR TBA	5.00	10/25/42	434
99	Freddie Mac, Pool #G18475	2.50	8/1/28	100
288	Freddie Mac, Pool #G18459	2.50	3/1/28	290
354	Freddie Mac, Pool #1B7911	2.71	12/1/40	368
96	Freddie Mac, Pool #C04446	3.00	1/1/43	93
293	Freddie Mac, Pool #C09035	3.00	4/1/43	285
97	Freddie Mac, Pool #K90311	3.00	4/1/33	97
390	Freddie Mac, Pool #G08524	3.00	3/1/43	380
99	Freddie Mac, Pool #G08525	3.00	5/1/43	96
199	Freddie Mac, Pool #G08537	3.00	7/1/43	194
99	Freddie Mac, Pool #C91709	3.00	6/1/33	99
136	Freddie Mac, Pool #C91456	3.50	6/1/32	141
537	Freddie Mac, Pool #G08495	3.50	6/1/42	546
692	Freddie Mac, Pool #A96286	4.00	1/1/41	723
151	Freddie Mac, Pool #G14786	4.00	4/1/19	160
158	Freddie Mac, Pool #G18303	4.50	3/1/24	167
1,872	Freddie Mac, Pool #A97692	4.50	3/1/41	1,992
236	Freddie Mac, Pool #G04913	5.00	3/1/38	254
100	Freddie Mac, Pool #G01962	5.00	12/1/35	108
309	Freddie Mac, Pool #C01598	5.00	8/1/33	335
433	Freddie Mac, Pool #G01665	5.50	3/1/34	472
47	Freddie Mac, Pool #G30432	5.50	11/1/28	51
175	Freddie Mac, Pool #G04688	5.50	9/1/38	189
13	Freddie Mac, Pool #1G1537	5.65	2/1/37	13
74	Freddie Mac, Pool #G03616	6.00	12/1/37	80
17	Freddie Mac, Pool #C90989	6.00	9/1/26	19
228	Freddie Mac, Pool #G02794	6.00	5/1/37	250
550	Freddie Mac, 30 YR TBA	3.50	10/15/43	558
350	Freddie Mac, Gold 15 YR TBA	2.50	10/15/28	352
400	Freddie Mac, Gold 15 YR TBA	3.00	10/15/28	413
200	Freddie Mac, Gold 15 YR TBA	3.50	11/15/28	211
50	Freddie Mac, Gold 15 YR TBA	4.00	10/15/28	53
100	Freddie Mac, Gold 30 YR TBA	3.00	10/15/42	97
200	Freddie Mac, Gold 30 YR TBA	4.00	10/15/43	209

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$200	Freddie Mac, Gold 30 YR TBA	5.00	10/15/43	$216
46	Government National Mortgage Association, Pool #MA0483	2.00	10/20/42	47
48	Government National Mortgage Association, Pool #MA0719	2.00	1/20/43	49
46	Government National Mortgage Association, Pool #MA0712	2.50	1/20/43	47
95	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	96
99	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	98
94	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	93
98	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	97
86	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	89
99	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	98
480	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	475
98	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	101
97	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	100
78	Government National Mortgage Association, Pool #738602	3.50	8/15/26	82
339	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	350
351	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	363
99	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	102
182	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	188
98	Government National Mortgage Association, Pool #738710	4.00	9/15/41	104
100	Government National Mortgage Association, Pool #770602	4.00	9/15/41	106
100	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	106
98	Government National Mortgage Association, Pool #741682	4.00	7/15/41	104
385	Government National Mortgage Association, Pool #5139	4.00	8/20/41	408
199	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	211
346	Government National Mortgage Association, Pool #721760	4.50	8/15/40	375
511	Government National Mortgage Association, Pool #4801	4.50	9/20/40	555
395	Government National Mortgage Association, Pool #737310	4.50	8/15/40	428
197	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	213
501	Government National Mortgage Association, Pool #4559	5.00	10/20/39	548
110	Government National Mortgage Association, Pool #782523	5.00	11/15/35	121
356	Government National Mortgage Association, Pool #697946	5.00	3/15/39	387
36	Government National Mortgage Association, Pool #658181	5.50	11/15/36	40
88	Government National Mortgage Association, Pool #MA0538	5.50	11/20/42	97
80	Government National Mortgage Association, Pool #704170	5.50	1/15/39	88
114	Government National Mortgage Association, Pool #510835	5.50	2/15/35	127
83	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	92
155	Government National Mortgage Association, Pool #781959	6.00	7/15/35	172
88	Government National Mortgage Association, Pool #4222	6.00	8/20/38	97
83	Government National Mortgage Association, Pool #582199	6.50	1/15/32	93
100	Government National Mortgage Association, 30 YR TBA	2.50	10/20/43	93
300	Government National Mortgage Association, 30 YR TBA	3.00	10/15/42	296
500	Government National Mortgage Association, 30 YR TBA	3.00	10/20/43	494
200	Government National Mortgage Association, 30 YR TBA	3.50	10/15/42	206
550	Government National Mortgage Association, 30 YR TBA	3.50	11/20/43	567
100	Government National Mortgage Association, 30 YR TBA	4.00	10/20/43	106
100	Government National Mortgage Association, 30 YR TBA	4.00	10/15/43	105
200	Government National Mortgage Association, 30 YR TBA	4.50	10/20/43	216
50	Government National Mortgage Association, 30 YR TBA	5.00	10/20/43	54
	Total U.S. Government Agency Mortgages			36,459

	U.S. Government Agency Securities — 2.82%
20	Fannie Mae, Callable 10/29/13 @ 100.00	0.50	4/29/16	20
15	Fannie Mae, Callable 3/28/14 @ 100.00	0.50	3/28/16	15
75	Fannie Mae, Callable 12/18/13 @ 100.00	0.55	3/18/16	75
55	Fannie Mae, Callable 2/27/14 @ 100.00	0.55	2/27/15	55
100	Fannie Mae	0.63	10/30/14	100
65	Fannie Mae	0.88	8/28/17	64
60	Fannie Mae, Callable 11/23/13 @ 100.00	0.95	8/23/17	59
15	Fannie Mae, Callable 2/14/14 @ 100.00	1.01	2/14/18	15
180	Fannie Mae, Callable 12/27/13 @ 100.00	1.07	9/27/17	178
75	Fannie Mae	1.13	4/27/17	75
152	Fannie Mae	1.63	10/26/15	156
150	Fannie Mae (a)	1.70	6/1/17	143

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$75	Fannie Mae (a)	3.56	10/9/19	$64
70	Fannie Mae	5.00	3/15/16	77
10	Fannie Mae, Callable 11/13/14 @ 100.00	5.38	11/13/28	10
20	Fannie Mae	5.63	7/15/37	24
20	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	22
25	Fannie Mae	7.13	1/15/30	35
40	Fannie Mae	7.25	5/15/30	56
10	Federal Farm Credit Bank, Callable 10/11/13 @ 100.00	0.54	11/7/16	10
10	Federal Farm Credit Bank, Callable 10/11/13 @ 100.00	0.73	8/15/16	10
30	Federal Farm Credit Bank	4.88	12/16/15	33
20	Federal Farm Credit Bank	5.13	8/25/16	23
10	Federal Home Loan Bank, Callable 10/30/13 @ 100.00	0.38	7/30/15	10
30	Federal Home Loan Bank, Callable 10/28/13 @ 100.00	0.45	12/28/15	30
25	Federal Home Loan Bank	3.63	3/12/21	27
50	Federal Home Loan Bank	4.13	3/13/20	55
10	Federal Home Loan Bank	4.75	12/16/16	11
265	Federal Home Loan Bank, Series 656	5.38	5/18/16	298
15	Federal Home Loan Bank	5.63	6/11/21	18
55	Freddie Mac, Callable 10/29/13 @ 100.00	0.32	4/29/15	55
50	Freddie Mac	0.42	9/18/15	50
40	Freddie Mac	0.63	12/29/14	40
70	Freddie Mac	0.75	1/12/18	68
50	Freddie Mac	1.00	9/29/17	50
100	Freddie Mac	1.00	3/8/17	100
65	Freddie Mac	1.00	7/28/17	65
25	Freddie Mac, Callable 11/28/13 @ 100.00	1.03	11/28/17	24
20	Freddie Mac, Callable 12/12/13 @ 100.00	1.20	6/12/18	20
50	Freddie Mac	1.25	10/2/19	48
20	Freddie Mac, Callable 8/22/14 @ 100.00	1.40	8/22/19	19
50	Freddie Mac	1.75	9/10/15	51
10	Freddie Mac, Callable 3/13/14 @ 100.00	2.25	3/13/20	10
80	Freddie Mac	2.38	1/13/22	78
100	Freddie Mac	2.88	2/9/15	104
100	Freddie Mac	5.25	4/18/16	112
25	Freddie Mac	6.25	7/15/32	33
35	Tennessee Valley Authority	5.25	9/15/39	38
	Total U.S. Government Agency Securities			2,733

	Corporate Bonds — 26.01%
210	3M Co. (Industrial Conglomerates)	1.38	9/29/16	213
594	Agilent Technologies, Inc. (Life Sciences Tools & Services), Callable 4/15/23 @ 100.00	3.88	7/15/23	577
10	Alabama Power Co. (Electric Utilities)	5.80	11/15/13	10
373	American Airlines 2013-2, Class A (Airlines) (b)	4.95	1/15/23	374
260	American International Group, Inc. (Insurance)	4.13	2/15/24	260
412	American Tower Corp. (Real Estate Investment Trusts)	3.50	1/31/23	362
505	American Tower Corp. (Real Estate Investment Trusts)	5.00	2/15/24	494
103	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	107
361	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	2.50	7/15/22	334
330	Apple, Inc. (Computer Hardware)	2.40	5/3/23	299
131	AT&T, Inc. (Wireless Telecommunication Services)	0.90	2/12/16	130
293	AT&T, Inc. (Wireless Telecommunication Services), Callable 12/15/44 @ 100.00	4.35	6/15/45	242
273	AutoZone, Inc. (Specialty Retail), Callable 1/15/22 @ 100.00	3.70	4/15/22	267
305	Baker Hughes, Inc. (Energy Equipment & Services)	5.13	9/15/40	326
295	Barrick NA Finance LLC (Diversified Metals & Mining)	5.75	5/1/43	248
255	Boston Properties LP (Diversified Real Estate Investment Trusts), Callable 11/1/23 @ 100.00 (b)	3.80	2/1/24	245
522	CC Holdings GS V LLC (Wireless Telecommunication Services)	3.85	4/15/23	471
244	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	271
403	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	450
319	Comcast Corp. (Media)	3.13	7/15/22	311
436	Comcast Corp. (Media)	4.65	7/15/42	415
415	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	456

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$155	Dominion Resources, Inc. (Multi-Utilities)	1.95	8/15/16	$158
216	eBay, Inc. (Internet Software & Services), Callable 4/15/22 @ 100.00	2.60	7/15/22	201
397	EMC Corp. (Computer Storage & Peripherals), Callable 3/1/23 @ 100.00	3.38	6/1/23	388
220	Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/40 @ 100.00	5.50	9/15/40	214
149	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 12/1/40 @ 100.00	6.05	6/1/41	150
207	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	6.63	10/15/36	220
309	ERAC USA Finance Co. (Diversified Financial Services) (b)	5.25	10/1/20	343
142	ERAC USA Finance Co. (Diversified Financial Services) (b)	5.60	5/1/15	152
316	ERAC USA Finance LLC (Diversified Financial Services) (b)	2.80	11/1/18	315
853	ERP Operating LP (Diversified Real Estate Investment Trusts), Callable 1/15/23 @ 100.00	3.00	4/15/23	784
300	Exelon Generation Co. LLC (Independent Power Producers & Energy Traders)	6.20	10/1/17	344
326	Express Scripts Holding Co. (Personal Products)	2.65	2/15/17	336
316	Fidelity National Information Services, Inc. (Data Processing & Outsourced Services), Callable 1/15/23 @ 100.00	3.50	4/15/23	284
529	Fifth Third Bank, Series BKNT (Commercial Banks), Callable 1/28/18 @ 100.00	1.45	2/28/18	514
200	Ford Motor Credit Co. LLC (Diversified Financial Services)	4.38	8/6/23	200
567	Ford Motor Credit Co. LLC (Diversified Financial Services)	5.00	5/15/18	621
300	General Electric Capital Corp., Series C (Diversified Financial Services), Callable 6/15/23 @ 100.00, Perpetual Bond (c)	5.25	—	276
700	General Electric Capital Corp., Series B (Diversified Financial Services), Callable 12/15/22 @ 100.00, Perpetual Bond (c)	6.25	—	706
213	General Electric Co. (Industrial Conglomerates)	4.13	10/9/42	196
180	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	205
329	Georgia-Pacific LLC (Paper Products) (b)	3.73	7/15/23	321
417	Healthcare Realty Trust (Real Estate Investment Trusts)	6.50	1/17/17	468
281	IBM Corp. (IT Services)	4.00	6/20/42	252
245	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	252
592	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.25	12/15/42	526
151	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.80	10/1/41	145
100	Juniper Networks, Inc. (Communications Equipment)	4.60	3/15/21	102
268	KeyBank NA, Series BKNT (Commercial Banks)	1.65	2/1/18	263
732	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 2/15/42 @ 100.00	5.00	8/15/42	665
639	Lazard Group LLC (Diversified Financial Services)	7.13	5/15/15	691
357	Macy's Retail Holdings, Inc. (Multiline Retail), Callable 8/15/42 @ 100.00	4.30	2/15/43	302
290	MassMutual Global Funding LLC (Thrifts & Mortgage Finance) (b)	2.00	4/5/17	290
146	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	163
160	Mylan, Inc. (Pharmaceuticals) (b)	1.80	6/24/16	161
237	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	219
363	Pacific Gas & Electric Co. (Independent Power Producers & Energy Traders), Callable 3/15/23 @ 100.00	3.25	6/15/23	346
203	Perrigo Co. (Pharmaceuticals), Callable 2/15/23 @ 100.00	2.95	5/15/23	196
356	Pfizer, Inc. (Pharmaceuticals)	3.00	6/15/23	341
636	PNC Bank NA (Commercial Banks), Callable 12/28/15 @ 100.00	0.80	1/28/16	633
26	Private Export Funding Corp. (Diversified Financial Services)	2.13	7/15/16	27
455	Sabmiller Holdings, Inc. (Beverages) (b)	2.45	1/15/17	467
322	TC Pipelines LP (Oil, Gas & Consumable Fuels)	4.65	6/15/21	327
343	The Allstate Corp. (Insurance), Callable 8/15/23 @ 100.00	5.75	8/15/53	335
217	The Dow Chemical Co. (Chemicals), Callable 5/15/42 @ 100.00	4.38	11/15/42	188
523	Time Warner Cable, Inc. (Media), Callable 6/1/21 @ 100.00	4.00	9/1/21	487
210	Toyota Motor Credit Corp., MTN (Diversified Financial Services)	3.20	6/17/15	220
217	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	211
633	UnitedHealth Group, Inc. (Health Care Providers & Services)	1.40	10/15/17	625
72	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.55	2/15/16	79
134	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.85	9/15/35	139
644	Verizon Communications, Inc. (Diversified Telecommunication Services)	6.55	9/15/43	727
349	Wal-Mart Stores, Inc. (Specialty Retail)	1.95	12/15/18	349
544	Wells Fargo & Co. (Commercial Banks)	1.25	2/13/15	549
344	Williams Partners LP (Oil, Gas & Consumable Fuels), Callable 8/15/20 @ 100.00	4.13	11/15/20	348
298	Zoetis, Inc. (Personal Products), Callable 11/1/22 @ 100.00 (b)	3.25	2/1/23	284

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
	Total Corporate Bonds			$25,167

	U.S. Treasury Obligations — 23.63%
$109	U.S. Treasury Bond	2.75	11/15/42	90
128	U.S. Treasury Bond	2.75	8/15/42	106
140	U.S. Treasury Bond	2.88	5/15/43	119
174	U.S. Treasury Bond	3.00	5/15/42	152
162	U.S. Treasury Bond	3.13	2/15/42	146
104	U.S. Treasury Bond	3.13	11/15/41	94
165	U.S. Treasury Bond	3.13	2/15/43	148
40	U.S. Treasury Bond	3.50	2/15/39	39
40	U.S. Treasury Bond	3.63	8/15/43	40
135	U.S. Treasury Bond	3.75	8/15/41	137
100	U.S. Treasury Bond	3.88	8/15/40	104
100	U.S. Treasury Bond	4.25	11/15/40	111
142	U.S. Treasury Bond	4.25	5/15/39	158
70	U.S. Treasury Bond	4.38	11/15/39	79
60	U.S. Treasury Bond	4.38	2/15/38	68
100	U.S. Treasury Bond	4.38	5/15/40	113
57	U.S. Treasury Bond	4.50	2/15/36	66
100	U.S. Treasury Bond	4.63	2/15/40	118
70	U.S. Treasury Bond	4.75	2/15/41	84
50	U.S. Treasury Bond	5.38	2/15/31	64
71	U.S. Treasury Bond	5.50	8/15/28	91
61	U.S. Treasury Bond	6.00	2/15/26	81
50	U.S. Treasury Bond	6.13	8/15/29	68
80	U.S. Treasury Bond	6.13	11/15/27	108
100	U.S. Treasury Bond	6.50	11/15/26	138
17	U.S. Treasury Bond	7.50	11/15/24	25
15	U.S. Treasury Bond	7.63	2/15/25	22
300	U.S. Treasury Note	0.25	10/31/14	300
240	U.S. Treasury Note	0.25	12/15/14	240
250	U.S. Treasury Note	0.25	4/15/16	249
176	U.S. Treasury Note	0.25	9/15/15	176
120	U.S. Treasury Note	0.25	2/28/15	120
176	U.S. Treasury Note	0.25	10/15/15	176
130	U.S. Treasury Note	0.25	7/31/15	130
400	U.S. Treasury Note	0.25	5/31/15	399
185	U.S. Treasury Note	0.25	12/15/15	184
149	U.S. Treasury Note	0.25	8/15/15	149
174	U.S. Treasury Note	0.25	5/15/15	174
125	U.S. Treasury Note	0.25	9/30/15	125
167	U.S. Treasury Note	0.25	7/15/15	167
300	U.S. Treasury Note	0.25	3/31/15	300
185	U.S. Treasury Note	0.38	1/15/16	185
143	U.S. Treasury Note	0.38	3/15/16	143
187	U.S. Treasury Note	0.38	4/15/15	187
243	U.S. Treasury Note	0.38	2/15/16	243
134	U.S. Treasury Note	0.38	3/15/15	134
235	U.S. Treasury Note	0.38	11/15/14	236
174	U.S. Treasury Note	0.38	6/15/15	174
185	U.S. Treasury Note	0.38	11/15/15	185
120	U.S. Treasury Note	0.63	4/30/18	117
195	U.S. Treasury Note	0.63	11/30/17	191
115	U.S. Treasury Note	0.63	8/15/16	115
200	U.S. Treasury Note	0.63	5/31/17	198
270	U.S. Treasury Note	0.63	9/30/17	265
115	U.S. Treasury Note	0.63	7/15/16	115
180	U.S. Treasury Note	0.63	8/31/17	177
169	U.S. Treasury Note	0.75	2/28/18	166
160	U.S. Treasury Note	0.75	10/31/17	158
178	U.S. Treasury Note	0.75	12/31/17	175
115	U.S. Treasury Note	0.88	9/15/16	116

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$250	U.S. Treasury Note	0.88	12/31/16	$251
70	U.S. Treasury Note	0.88	2/28/17	70
176	U.S. Treasury Note	0.88	1/31/18	174
145	U.S. Treasury Note	0.88	4/30/17	145
95	U.S. Treasury Note	1.00	11/30/19	91
260	U.S. Treasury Note	1.00	3/31/17	261
208	U.S. Treasury Note	1.00	8/31/16	210
226	U.S. Treasury Note	1.00	10/31/16	228
18	U.S. Treasury Note	1.00	9/30/16	18
194	U.S. Treasury Note	1.00	5/31/18	192
139	U.S. Treasury Note	1.00	8/31/19	133
100	U.S. Treasury Note	1.13	3/31/20	95
156	U.S. Treasury Note	1.25	10/31/15	159
85	U.S. Treasury Note	1.25	2/29/20	82
182	U.S. Treasury Note	1.25	8/31/15	185
179	U.S. Treasury Note	1.25	9/30/15	182
41	U.S. Treasury Note	1.25	4/30/19	40
150	U.S. Treasury Note	1.25	1/31/19	148
215	U.S. Treasury Note	1.38	9/30/18	215
150	U.S. Treasury Note	1.38	6/30/18	150
116	U.S. Treasury Note	1.38	12/31/18	115
15	U.S. Treasury Note	1.38	11/30/18	15
114	U.S. Treasury Note	1.38	2/28/19	113
158	U.S. Treasury Note	1.38	11/30/15	161
185	U.S. Treasury Note	1.50	6/30/16	190
375	U.S. Treasury Note	1.50	8/31/18	377
217	U.S. Treasury Note	1.63	11/15/22	201
207	U.S. Treasury Note	1.63	8/15/22	193
140	U.S. Treasury Note	1.75	10/31/18	142
90	U.S. Treasury Note	1.75	5/15/22	85
189	U.S. Treasury Note	1.75	5/15/23	175
186	U.S. Treasury Note	1.75	7/31/15	191
200	U.S. Treasury Note	1.88	10/31/17	206
189	U.S. Treasury Note	1.88	6/30/15	194
205	U.S. Treasury Note	1.88	6/30/20	204
170	U.S. Treasury Note	2.00	11/15/21	166
48	U.S. Treasury Note	2.00	4/30/16	50
120	U.S. Treasury Note	2.00	2/15/22	117
129	U.S. Treasury Note	2.00	1/31/16	134
105	U.S. Treasury Note	2.00	7/31/20	105
260	U.S. Treasury Note	2.00	2/15/23	248
110	U.S. Treasury Note	2.00	9/30/20	110
105	U.S. Treasury Note	2.13	8/31/20	106
176	U.S. Treasury Note	2.13	5/31/15	181
150	U.S. Treasury Note	2.13	12/31/15	156
284	U.S. Treasury Note	2.13	8/15/21	282
170	U.S. Treasury Note	2.13	11/30/14	174
81	U.S. Treasury Note	2.25	3/31/16	85
214	U.S. Treasury Note	2.25	1/31/15	220
125	U.S. Treasury Note	2.25	11/30/17	131
300	U.S. Treasury Note	2.38	10/31/14	307
149	U.S. Treasury Note	2.50	4/30/15	154
134	U.S. Treasury Note	2.50	3/31/15	139
170	U.S. Treasury Note	2.50	8/15/23	168
224	U.S. Treasury Note	2.63	11/15/20	233
32	U.S. Treasury Note	2.63	12/31/14	33
252	U.S. Treasury Note	2.63	8/15/20	263
150	U.S. Treasury Note	2.75	12/31/17	160
164	U.S. Treasury Note	2.75	11/30/16	174
9	U.S. Treasury Note	2.75	5/31/17	10
210	U.S. Treasury Note	2.75	2/15/19	223
123	U.S. Treasury Note	3.00	9/30/16	132
251	U.S. Treasury Note	3.00	8/31/16	268

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$154	U.S. Treasury Note	3.13	5/15/21	$165
113	U.S. Treasury Note	3.13	4/30/17	122
100	U.S. Treasury Note	3.13	1/31/17	108
191	U.S. Treasury Note	3.13	5/15/19	207
235	U.S. Treasury Note	3.25	12/31/16	254
223	U.S. Treasury Note	3.25	7/31/16	240
245	U.S. Treasury Note	3.25	3/31/17	265
79	U.S. Treasury Note	3.25	6/30/16	85
231	U.S. Treasury Note	3.38	11/15/19	253
100	U.S. Treasury Note	3.50	2/15/18	110
149	U.S. Treasury Note	3.50	5/15/20	164
245	U.S. Treasury Note	3.63	2/15/20	272
136	U.S. Treasury Note	3.63	8/15/19	151
185	U.S. Treasury Note	3.63	2/15/21	205
60	U.S. Treasury Note	3.75	11/15/18	67
207	U.S. Treasury Note	4.00	2/15/15	218
30	U.S. Treasury Note	4.00	8/15/18	34
191	U.S. Treasury Note	4.25	8/15/15	205
250	U.S. Treasury Note	4.25	11/15/14	261
137	U.S. Treasury Note	4.88	8/15/16	154
100	U.S. Treasury Note	9.00	11/15/18	138
100	U.S. Treasury Note	9.13	5/15/18	136
168	U.S. Treasury Note	11.25	2/15/15	193
	Total U.S. Treasury Obligations			22,865

	Yankee Dollars — 5.69%
167	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	182
352	AstraZeneca PLC (Pharmaceuticals)	1.95	9/18/19	345
255	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	220
207	Barrick International (Barbados) Corp. (Metals & Mining) (b)	6.35	10/15/36	180
393	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	2.25	11/1/16	405
373	Ensco PLC (Energy Equipment & Services)	4.70	3/15/21	396
279	Fairfax Financial Holdings Ltd. (Insurance) (b)	5.80	5/15/21	286
381	Japan Tobacco, Inc. (Tobacco) (b)	2.10	7/23/18	381
651	Kinross Gold Corp. (Metals & Mining)	5.13	9/1/21	620
344	Shell International Finance BV (Oil, Gas & Consumable Fuels)	3.40	8/12/23	340
385	SoftBank Corp. (Wireless Telecommunication Services) (b)	4.50	4/15/20	370
356	TSMC Global Ltd. (Semiconductors & Semiconductor Equipment) (b)	1.63	4/3/18	343
354	Volkswagen International Finance N.V. (Diversified Financial Services) (b)	2.38	3/22/17	363
101	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	105
179	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	179
315	Wesfarmers Ltd. (Multiline Retail) (b)	1.87	3/20/18	310
452	Woodside Finance Ltd. (Thrifts & Mortgage Finance), Callable 2/10/21 @ 100.00 (b)	4.60	5/10/21	478
	Total Yankee Dollars			5,503

	Preferred Stocks — 1.14%
7,425	Arch Capital Group Ltd., Series C (Insurance)Callable 4/2/17 @ 25.00			180
5,250	PNC Financial Services Group, Inc., Series P (Regional Banks)Callable 5/1/22 @ 25.00			133
3,075	Public Storage, Inc., Series U (Real Estate Investment Trusts)Callable 6/15/17 @ 25.00			67
9,700	Reinsurance Group of America (Insurance)Callable 9/15/22 @ 25.00			239
6,450	U.S. Bancorp, Series G (Commercial Banks)Callable 4/15/17 @ 25.00			174
11,950	U.S. Bancorp, Series F (Commercial Banks)Callable 1/15/22 @ 25.00			310
	Total Preferred Stocks			1,103

	Time Deposit — 0.59%
$570	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	10/1/13	570
	Total Time Deposit			570

	Mutual Funds — 5.76%
4,457,462	SSgA Treasury Money Market Fund(d)	0.00		4,457

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) — September 30, 2013 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Mutual Funds (continued)
1,114,025	SSgA U.S. Government Money Market Fund(d)	0.00		$1,114
	Total Mutual Funds			5,571

	Total Investments Before TBA Sale Commitments			102,413
	(cost $102,993) — 105.84%

	TBA Sale Commitments (e) — (2.21)%
$(250)	Fannie Mae, 15 YR TBA	4.00	10/25/28	(265)
(50)	Fannie Mae, 15 YR TBA	3.00	10/25/28	(52)
(500)	Fannie Mae, 30 YR TBA	6.00	10/25/43	(547)
(200)	Fannie Mae, 30 YR TBA	5.50	10/25/42	(218)
(100)	Fannie Mae, 30 YR TBA	3.50	10/25/42	(102)
(800)	Freddie Mac, Gold 30 YR TBA	4.50	10/15/43	(852)
(100)	Government National Mortgage Association, 30 YR TBA	4.50	10/15/43	(107)

	Total TBA Sale Commitments			(2,143)

	Liabilities in excess of other assets — (3.63)%			(3,510)
	Net Assets — 100.00%			$96,760

(a)	Rate disclosed represents effective yield at purchase.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	A perpetual bond is one with no maturity date that pays a fixed interest rate forever.
(d)	The rate disclosed is the rate in effect on September 30, 2013.
(e)	Represents a "to be announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Portfolio of Investments.)

MTN—Medium Term Note

TBA—Security is subject to delayed delivery

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Core Fixed Income Portfolio	Mellon Capital Management Corp.	Seix Investment Advisors LLC	Total

Asset Backed Securities	0.40%	-	0.40%
Collateralized Mortgage Obligations	2.12%	-	2.12%
U.S. Government Agency Mortgages	37.68%	-	37.68%
U.S. Government Agency Securities	2.82%	-	2.82%
Corporate Bonds	0.03%	25.98%	26.01%
U.S. Treasury Obligations	23.63%	-	23.63%
Yankee Dollars	-	5.69%	5.69%
Preferred Stocks	-	1.14%	1.14%
Time Deposit	0.07%	0.52%	0.59%
Mutual Funds	4.61%	1.15%	5.76%
Other Assets (Liabilities)	-5.90%	0.06%	-5.84%
Total Net Assets	65.46%	34.54%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 75.71%
$3,696	Accellent, Inc. (Health Care Equipment & Supplies), Callable 11/4/13 @ 106.28	8.38	2/1/17	$3,848
1,500	Access Midstream Partners LP (Oil, Gas & Consumable Fuels), Callable 12/15/17 @ 102.44	4.88	5/15/23	1,410
2,015	Access Midstream Partners LP (Oil, Gas & Consumable Fuels), Callable 1/15/17 @ 103.06	6.13	7/15/22	2,070
684	Acco Brands Corp. (Office Services & Supplies), Callable 4/30/17 @ 103.38	6.75	4/30/20	685
3,901	Activision Blizzard, Inc. (Software), Callable 9/15/16 @ 104.22 (a)	5.63	9/15/21	3,906
720	Affinia Group, Inc. (Auto Parts & Equipment), Callable 5/1/16 @ 105.81 (a)	7.75	5/1/21	738
1,000	AK Steel Holding Corp. (Metals & Mining), Callable 4/1/17 @ 104.19	8.38	4/1/22	843
3,708	Aleris International, Inc. (Metals & Mining), Callable 2/15/14 @ 105.72	7.63	2/15/18	3,874
279	Aleris International, Inc. (Metals & Mining), Callable 11/1/15 @ 105.91	7.88	11/1/20	288
4,094	Allegion US Holding Co., Inc. (Home Improvement Retail), Callable 10/1/16 @ 104.31 (a)	5.75	10/1/21	4,094
960	Ally Financial, Inc. (Diversified Financial Services)	5.50	2/15/17	1,007
2,495	Ally Financial, Inc. (Diversified Financial Services)	6.25	12/1/17	2,668
1,000	Ally Financial, Inc. (Diversified Financial Services)	8.00	12/31/18	1,125
3,375	Ally Financial, Inc. (Diversified Financial Services)	8.00	11/1/31	3,755
4,791	AMC Networks, Inc. (Media), Callable 7/15/16 @ 103.88	7.75	7/15/21	5,329
500	AmerenEnergy Generating Co., Series H (Electric Utilities)	7.00	4/15/18	418
3,832	American Axle & Manufacturing, Inc. (Auto Components), Callable 3/15/16 @ 104.69	6.25	3/15/21	3,947
610	Amsted Industries, Inc. (Machinery), Callable 3/15/14 @ 104.06 (a)	8.13	3/15/18	647
549	Aramark Corp. (Food Products), Callable 3/15/15 @ 104.31 (a)	5.75	3/15/20	554
1,641	Asbury Automotive Group, Inc. (Automotive Retail), Callable 11/15/15 @ 104.19	8.38	11/15/20	1,809
1,280	Assured Guaranty Municipal Corp. (Insurance), Callable 12/15/36 @ 100.00 (a)	6.40	12/15/66	1,114
1,500	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/16 @ 103.56 (a)	4.75	11/15/21	1,356
1,144	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels), Callable 2/1/18 @ 102.94 (a)	5.88	8/1/23	1,075
983	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels), Callable 10/1/16 @ 103.31 (a)	6.63	10/1/20	1,003
800	Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. (Oil, Gas & Consumable Fuels), Callable 10/1/16 @ 103.31 (a)	6.63	10/1/20	816
3,126	AutoNation, Inc. (Specialty Retail)	5.50	2/1/20	3,255
3,452	Basic Energy Services, Inc. (Energy Equipment & Services), Callable 2/15/15 @ 103.88	7.75	2/15/19	3,487
502	Basic Energy Services, Inc. (Energy Equipment & Services), Callable 10/15/17 @ 103.88	7.75	10/15/22	486
2,905	BE Aerospace, Inc. (Aerospace & Defense), Callable 4/1/17 @ 102.63	5.25	4/1/22	2,883
2,346	Belden, Inc. (Electrical Components & Equipment), Callable 9/1/17 @ 102.75 (a)	5.50	9/1/22	2,264
700	Berry Petroleum Co. (Oil, Gas & Consumable Fuels), Callable 3/15/17 @ 103.19	6.38	9/15/22	704
1,575	Berry Petroleum Co. (Oil, Gas & Consumable Fuels), Callable 11/1/15 @ 103.38	6.75	11/1/20	1,603
6,000	Bill Barrett Corp. (Oil, Gas & Consumable Fuels), Callable 10/15/17 @ 103.50	7.00	10/15/22	5,805
2,799	BI-LO LLC/BI-LO Finance Corp. (Food & Staples Retailing), Callable 2/15/15 @ 104.63 (a)	9.25	2/15/19	3,093
904	Bruce Mansfield Unit 1 2007 Pass-Through Trust (Multi-Utilities)	6.85	6/1/34	949
2,025	Cablevision Systems Corp. (Media)	8.00	4/15/20	2,258
2,900	Calpine Corp. (Independent Power Producers & Energy Traders), Callable 11/1/15 @ 103.75 (a)	7.50	2/15/21	3,081
5,577	Calpine Corp. (Independent Power Producers & Energy Traders), Callable 1/15/17 @ 103.94 (a)	7.88	1/15/23	5,870
3,399	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/16 @ 103.75	7.50	9/15/20	3,603
1,000	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels), Callable 10/15/14 @ 104.31	8.63	10/15/18	1,090
2,000	Case New Holland, Inc. (Machinery)	7.88	12/1/17	2,325
1,310	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 2/15/18 @ 102.56	5.13	2/15/23	1,202
831	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 9/30/17 @ 102.63	5.25	9/30/22	769
1,765	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 3/15/16 @ 103.94	5.25	3/15/21	1,694
720	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 3/1/18 @ 102.88 (a)	5.75	9/1/23	682
4,120	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 7/15/18 @ 102.88	5.75	1/15/24	3,893
1,370	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 4/30/15 @ 104.88	6.50	4/30/21	1,391
773	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 1/31/17 @ 103.31	6.63	1/31/22	785
725	CCO Holdings LLC/CCO Holdings Capital Corp. (Media), Callable 1/15/14 @ 105.25	7.00	1/15/19	768
270	Central Garden & Pet Co. (Household Products), Callable 3/1/14 @ 104.13	8.25	3/1/18	267

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,960	CenturyLink, Inc. (Diversified Telecommunication Services)	5.63	4/1/20	$1,913
1,500	CenturyLink, Inc., Series T (Diversified Telecommunication Services)	5.80	3/15/22	1,410
245	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	244
1,250	Cenveo Corp. (Commercial Services & Supplies), Callable 2/1/14 @ 104.44	8.88	2/1/18	1,244
1,360	Cenveo Corp. (Commercial Services & Supplies), Callable 5/15/15 @ 105.75	11.50	5/15/17	1,291
6,945	Cequel Communications Holdings I LLC/Cequel Capital Corp. (Diversified Telecommunication Services) (a)	6.38	9/15/20	7,083
2,065	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	5.75	3/15/23	2,070
220	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.13	2/15/21	228
95	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.50	8/15/17	105
1,190	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.88	11/15/20	1,285
185	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.25	12/15/18	210
925	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	9.50	2/15/15	1,019
1,450	Chesapeake Midstream Partners LLC (Oil, Gas & Consumable Fuels), Callable 4/15/15 @ 104.41	5.88	4/15/21	1,490
6,476	CHS/Community Health Systems, Inc. (Health Care Providers & Services), Callable 7/15/16 @ 103.56	7.13	7/15/20	6,541
566	Cincinnati Bell, Inc. (Diversified Telecommunication Services), Callable 10/15/13 @ 104.13	8.25	10/15/17	590
1,905	Cincinnati Bell, Inc. (Diversified Telecommunication Services), Callable 10/15/15 @ 104.19	8.38	10/15/20	2,015
2,155	CIT Group, Inc. (Diversified Financial Services) (a)	4.75	2/15/15	2,230
2,013	CIT Group, Inc. (Diversified Financial Services)	5.00	8/15/22	1,968
1,080	CIT Group, Inc. (Diversified Financial Services) (a)	5.25	3/15/18	1,131
3,515	CIT Group, Inc. (Diversified Financial Services) (a)	6.63	4/1/18	3,867
1,915	Citigroup, Inc., Series D (Diversified Financial Services), Callable 5/15/23 @ 100.00, Perpetual Bond (b)	5.35	—	1,666
515	Clean Harbors, Inc. (Commercial Services & Supplies), Callable 12/1/16 @ 102.56	5.13	6/1/21	498
280	Clean Harbors, Inc. (Commercial Services & Supplies), Callable 8/1/16 @ 102.63	5.25	8/1/20	277
760	Clear Channel Worldwide Holdings, Inc., Series A (Media), Callable 11/15/17 @ 103.25	6.50	11/15/22	771
3,506	Clear Channel Worldwide Holdings, Inc., Series B (Media), Callable 11/15/17 @ 103.25	6.50	11/15/22	3,576
710	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/14 @ 104.25	8.50	12/15/19	767
640	Coinstar, Inc. (Diversified Consumer Services), Callable 3/15/16 @ 103.00 (a)	6.00	3/15/19	624
3,693	Commercial Metals Co. (Steel), Callable 2/15/23 @ 100.00	4.88	5/15/23	3,324
1,050	Community Choice Financial, Inc. (Thrifts & Mortgage Finance), Callable 5/1/15 @ 105.38	10.75	5/1/19	924
500	Consol Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/1/15 @ 104.13	8.25	4/1/20	536
4,322	Constellation Brands, Inc. (Distillers & Vintners)	4.25	5/1/23	3,965
435	Continental Airlines 2003-ERJ1 Pass-Through Trust, Series RJ03 (Airlines)	7.88	1/2/20	460
2,550	Crestwood Midstream Partners LP (Energy Equipment & Services), Callable 4/1/15 @ 103.88	7.75	4/1/19	2,678
2,618	Crown Castle International Corp. (Wireless Telecommunication Services)	5.25	1/15/23	2,409
5,658	Delphi Corp. (Auto Components), Callable 2/15/18 @ 102.50	5.00	2/15/23	5,842
133	Delta Air Lines, Inc., Series 071C (Airlines)	8.95	8/10/14	134
1,017	Denbury Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 1/15/18 @ 102.31	4.63	7/15/23	931
574	DigitalGlobe, Inc. (Aerospace & Defense), Callable 2/1/17 @ 102.62 (a)	5.25	2/1/21	548
2,060	DISH DBS Corp. (Media)	4.25	4/1/18	2,063
3,450	DISH DBS Corp. (Media)	5.00	3/15/23	3,200
4,970	DISH DBS Corp. (Media)	5.88	7/15/22	4,895
1,000	DISH DBS Corp. (Media)	6.75	6/1/21	1,051
965	DISH DBS Corp. (Media)	7.88	9/1/19	1,100
145	EchoStar DBS Corp. (Media)	7.13	2/1/16	159
45	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	8.63	1/15/22	57
2,819	Equinix, Inc. (Internet Software & Services), Callable 4/1/17 @ 102.44	4.88	4/1/20	2,734
581	Equinix, Inc. (Internet Software & Services), Callable 4/1/18 @ 102.69	5.38	4/1/23	549
2,350	Equinix, Inc. (Internet Software & Services), Callable 7/15/16 @ 103.50	7.00	7/15/21	2,503
495	Exterran Holdings, Inc. (Energy Equipment & Services), Callable 12/1/13 @ 105.44 (a)	7.25	12/1/18	524
5,108	Exterran Partners LP (Energy Equipment & Services), Callable 4/1/17 @ 103.00	6.00	4/1/21	4,954
2,500	Fidelity National Information Services, Inc. (IT Services), Callable 3/15/17 @ 102.50	5.00	3/15/22	2,536
3,894	Forest Oil Corp. (Oil, Gas & Consumable Fuels), Callable 11/4/13 @ 102.42	7.25	6/15/19	3,894

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,887	Frontier Communications Corp. (Diversified Telecommunication Services)	8.13	10/1/18	$2,095
4,900	Frontier Communications Corp. (Diversified Telecommunication Services)	8.50	4/15/20	5,414
1,000	GCI, Inc. (Media), Callable 6/1/16 @ 103.38	6.75	6/1/21	945
4,589	General Motors Financial Co. (Asset Management & Custody Banks) (a)	4.25	5/15/23	4,194
4,838	Genesis Energy LP (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 102.88	5.75	2/15/21	4,741
123	Genesis Energy LP (Oil, Gas & Consumable Fuels), Callable 12/15/14 @ 103.94	7.88	12/15/18	131
3,365	GenOn Energy, Inc. (Multi-Utilities)	9.50	10/15/18	3,786
2,237	Gibraltar Industries, Inc. (Building Products), Callable 2/1/17 @ 103.13 (c)	6.25	2/1/21	2,259
5,145	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	5,788
1,000	Griffon Corp. (Building Products), Callable 4/1/14 @ 105.34	7.13	4/1/18	1,060
5,715	Hawk Acquisition Sub, Inc. (Food Products), Callable 4/15/15 @ 102.13 (a)	4.25	10/15/20	5,451
1,000	HCA Holdings, Inc. (Health Care Providers & Services), Callable 11/15/15 @ 103.88	7.75	5/15/21	1,064
9,965	HCA, Inc. (Health Care Providers & Services)	5.88	3/15/22	10,238
2,555	HCA, Inc. (Health Care Providers & Services)	6.50	2/15/20	2,769
895	HCA, Inc. (Health Care Providers & Services)	7.50	2/15/22	982
5,250	Health Management Associates, Inc. (Health Care Providers & Services), Callable 1/15/16 @ 103.69	7.38	1/15/20	5,752
5,999	Hilcorp Energy Co. (Oil, Gas & Consumable Fuels), Callable 2/15/15 @ 104.00 (a)	8.00	2/15/20	6,479
900	Hilcorp Energy, Inc./Hilcorp Energy Co. (Oil, Gas & Consumable Fuels), Callable 10/1/15 @ 103.81 (a)	7.63	4/15/21	963
3,554	Hornbeck Offshore Services, Inc. (Energy Equipment & Services), Callable 3/1/16 @ 103.75	5.00	3/1/21	3,403
700	Hughes Satellite Systems Corp. (Media)	6.50	6/15/19	740
1,275	Hughes Satellite Systems Corp. (Media)	7.63	6/15/21	1,374
1,000	Huntington Ingalls Industries (Aerospace & Defense), Callable 3/15/16 @ 103.56	7.13	3/15/21	1,078
1,061	IAC/InterActiveCorp (Internet Software & Services), Callable 12/15/17 @ 102.38	4.75	12/15/22	976
330	ILFC E-Capital Trust ll (Diversified Financial Services)	6.25	12/21/65	300
6,269	Ingles Markets, Inc. (Food Retail), Callable 6/15/18 @ 102.88 (a)	5.75	6/15/23	6,050
224	International Lease Finance Corp. (Diversified Financial Services)	4.63	4/15/21	207
2,801	International Lease Finance Corp. (Diversified Financial Services)	5.88	8/15/22	2,759
3,055	International Lease Finance Corp. (Diversified Financial Services)	5.88	4/1/19	3,181
55	International Lease Finance Corp. (Diversified Financial Services)	6.25	5/15/19	58
430	International Lease Finance Corp., Series R (Diversified Financial Services)	6.63	11/15/13	432
1,800	Iron Mountain, Inc. (Human Resource & Employment Services), Callable 8/15/17 @ 102.88	5.75	8/15/24	1,620
980	Iron Mountain, Inc. (Commercial Services & Supplies), Callable 10/1/15 @ 103.88	7.75	10/1/19	1,077
1,100	J.B. Poindexter & Co., Inc. (Machinery), Callable 4/1/17 @ 104.50 (a)	9.00	4/1/22	1,150
995	Jarden Corp. (Household Durables), Callable 1/15/15 @ 103.75	7.50	1/15/20	1,078
8,000	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 6/1/15 @ 105.44 (a)	7.25	6/1/21	8,040
280	Jefferies LoanCore LLC/Jefferies Finance LLC (Asset Management & Custody Banks), Callable 6/1/16 @ 105.16 (a)	6.88	6/1/20	274
2,980	JMC Steel Group, Inc. (Metals & Mining), Callable 3/15/14 @ 106.19 (a)	8.25	3/15/18	2,913
440	KB Home (Household Durables)	7.50	9/15/22	458
565	KB Home (Household Durables)	9.10	9/15/17	651
1,510	KEMET Corp. (Electronic Equipment, Instruments & Components), Callable 5/1/14 @ 105.25	10.50	5/1/18	1,344
1,553	Key Energy Services, Inc. (Energy Equipment & Services), Callable 3/1/16 @ 103.38	6.75	3/1/21	1,537
3,750	Kindred Healthcare, Inc. (Health Care Providers & Services), Callable 6/1/14 @ 106.19	8.25	6/1/19	3,994
1,000	Koppers, Inc. (Chemicals), Callable 12/1/14 @ 103.94	7.88	12/1/19	1,083
500	Lamar Media Corp. (Media), Callable 2/1/17 @ 102.94	5.88	2/1/22	500
1,000	Lamar Media Corp. (Media), Callable 4/15/14 @ 103.94	7.88	4/15/18	1,068
3,506	Lear Corp. (Auto Components), Callable 1/15/18 @ 102.38 (a)	4.75	1/15/23	3,252
3,068	Libbey Glass, Inc. (Household Durables), Callable 5/15/15 @ 105.16	6.88	5/15/20	3,267
615	Liberty Mutual Group, Inc. (Insurance), Callable 3/15/17 @ 100.00 (a)	7.00	3/15/37	624
1,740	Liberty Mutual Group, Inc. (Insurance) (a)	7.80	3/15/37	1,879
1,880	Liberty Mutual Group, Inc. (Insurance), Callable 6/15/38 @ 100.00 (a)	10.75	6/15/58	2,773
3,987	Limited Brands, Inc. (Specialty Retail)	5.63	2/15/22	4,086
500	Limited Brands, Inc. (Specialty Retail)	6.63	4/1/21	541
150	Limited Brands, Inc. (Specialty Retail)	6.95	3/1/33	147
570	Limited Brands, Inc. (Specialty Retail)	7.00	5/1/20	630
2,700	Limited Brands, Inc. (Specialty Retail)	7.60	7/15/37	2,710
760	Linn Energy LLC/Linn Energy Finance Corp. (Oil & Gas Exploration & Production), Callable 11/1/15 @ 103.13 (a)	6.25	11/1/19	716

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,855	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 5/15/15 @ 103.25	6.50	5/15/19	$2,741
6,488	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 4/15/15 @ 104.31	8.63	4/15/20	6,706
4,451	LKQ Corp. (Distributors), Callable 5/15/18 @ 102.38 (a)	4.75	5/15/23	4,128
1,134	Lynx I Corp. (Communications Equipment), Callable 4/15/17 @ 102.69 (a)	5.38	4/15/21	1,106
1,100	Lynx II Corp. (Communications Equipment), Callable 4/15/18 @ 103.19	6.38	4/15/23	1,095
580	Markwest Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 12/15/16 @ 103.12	6.25	6/15/22	610
1,126	Markwest Energy Partners LP/MarkWest Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 8/15/17 @ 102.75	5.50	2/15/23	1,129
3,965	Martin Midstream Partners LP/Martin Midstream Finance Corp. (Air Freight & Logistics), Callable 2/15/17 @ 103.63	7.25	2/15/21	4,010
720	MBIA, Inc. (Insurance)	5.70	12/1/34	590
2,246	MedImpact Holdings, Inc. (Health Care Providers & Services), Callable 2/1/15 @ 105.25 (a)	10.50	2/1/18	2,437
1,575	Meritage Homes Corp. (Household Durables)	7.15	4/15/20	1,701
1,000	MetLife, Inc. (Insurance), Callable 8/1/34 @ 100.00	10.75	8/1/39	1,470
2,723	MetroPCS Wireless, Inc. (Communications Equipment), Callable 4/1/17 @ 103.13 (a)	6.25	4/1/21	2,737
1,305	MetroPCS Wireless, Inc. (Communications Equipment), Callable 4/1/18 @ 103.31 (a)	6.63	4/1/23	1,308
1,100	Midcontinent Express Pipeline LLC (Oil & Gas Storage & Transportation) (a)	6.70	9/15/19	1,130
4,967	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts), Callable 2/15/17 @ 103.19	6.38	2/15/22	5,028
1,615	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts), Callable 5/1/16 @ 103.44	6.88	5/1/21	1,700
5,850	Newfield Exploration Co. (Oil, Gas & Consumable Fuels), Callable 2/1/15 @ 103.44	6.88	2/1/20	6,143
3,012	Nielsen Finance LLC/Nielsen Finance Co. (Software), Callable 10/1/16 @ 102.25	4.50	10/1/20	2,899
3,804	Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (Oil, Gas & Consumable Fuels), Callable 3/15/14 @ 104.44	8.88	3/15/18	3,937
3,500	NRG Energy, Inc. (Independent Power Producers & Energy Traders), Callable 5/15/16 @ 103.94	7.88	5/15/21	3,745
3,405	NRG Energy, Inc. (Independent Power Producers & Energy Traders), Callable 9/1/15 @ 104.13	8.25	9/1/20	3,737
2,556	Nuance Communications, Inc. (Software), Callable 8/15/16 @ 102.69 (a)	5.38	8/15/20	2,415
3,899	Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels), Callable 9/15/17 @ 103.44 (a)	6.88	3/15/22	4,113
860	Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels), Callable 7/15/17 @ 103.44	6.88	1/15/23	912
2,000	Omega Healthcare Investors, Inc. (Real Estate Investment Trusts), Callable 10/15/15 @ 103.38	6.75	10/15/22	2,150
1,000	Omega Healthcare Investors, Inc. (Real Estate Investment Trusts), Callable 2/15/15 @ 103.75	7.50	2/15/20	1,088
743	Omnicare, Inc. (Health Care Providers & Services), Callable 6/1/15 @ 103.88	7.75	6/1/20	814
1,000	Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	6.00	11/15/18	998
2,390	Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	6.25	11/15/21	2,318
2,230	Penn Virginia Resource Partners LP (Coal & Consumable Fuels), Callable 5/15/16 @ 104.88 (a)	6.50	5/15/21	2,105
2,761	Penske Auto Group, Inc. (Automotive Retail), Callable 10/1/17 @ 102.88	5.75	10/1/22	2,706
765	PetroQuest Energy, Inc. (Oil & Gas Exploration & Production) (a)	10.00	9/1/17	780
4,110	PHH Corp. (Diversified Financial Services)	7.38	9/1/19	4,316
805	Pioneer Drilling Co. (Energy Equipment & Services), Callable 3/15/14 @ 104.94	9.88	3/15/18	869
1,250	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels), Callable 6/15/16 @ 103.06	6.13	6/15/19	1,340
1,625	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels), Callable 5/1/16 @ 103.31	6.63	5/1/21	1,743
5,919	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels), Callable 2/15/18 @ 103.44	6.88	2/15/23	6,348
385	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels), Callable 10/15/14 @ 104.81	8.63	10/15/19	425
355	Plastipak Holdings, Inc. (Containers & Packaging), Callable 8/15/14 @ 105.31 (a)	10.63	8/15/19	404
6,400	PolyOne Corp. (Chemicals) (a)	5.25	3/15/23	6,048
4,670	Post Holdings, Inc. (Food Products), Callable 2/15/17 @ 103.69	7.38	2/15/22	4,909
2,595	Post Holdings, Inc. (Food Products), Callable 2/15/17 @ 103.69 (a)	7.38	2/15/22	2,728
460	Provident Funding Associates LP/PFG Finance Corp. (Diversified Financial Services), Callable 6/15/16 @ 105.06 (a)	6.75	6/15/21	462

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,730	Quapaw Downstream Development Authority (Hotels, Restaurants & Leisure), Callable 7/1/15 @ 105.25 (a)	10.50	7/1/19	$1,704
1,600	QVC, Inc. (Computer & Electronics Retail)	5.95	3/15/43	1,388
2,390	Qwest Capital Funding, Inc. (Diversified Telecommunication Services)	6.88	7/15/28	2,127
805	Qwest Capital Funding, Inc. (Diversified Telecommunication Services)	7.75	2/15/31	761
500	R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	8.25	3/15/19	555
1,845	Range Resources Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 102.50	5.00	8/15/22	1,785
300	Regency Energy Partners LP (Oil & Gas Storage & Transportation), Callable 8/1/23 @ 100.00 (a)	4.50	11/1/23	272
1,100	Regency Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/16 @ 103.25	6.50	7/15/21	1,155
184	Res-Care, Inc. (Health Care Providers & Services), Callable 1/15/15 @ 105.38	10.75	1/15/19	206
2,700	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (Household Products), Callable 8/15/15 @ 103.94	7.88	8/15/19	2,970
1,042	Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels) (a)	6.00	1/15/19	917
750	Rri Energy, Inc. (Independent Power Producers & Energy Traders)	7.88	6/15/17	810
2,363	RSI Home Products, Inc. (Household Durables), Callable 3/1/15 @ 105.16 (a)	6.88	3/1/18	2,440
5,231	Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels) (a)	5.63	2/1/21	5,120
960	Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels) (a)	5.63	4/15/23	920
3,265	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels), Callable 11/1/16 @ 103.25 (a)	6.50	11/1/20	3,314
906	Sabre, Inc. (Leisure Equipment & Products) (a)	8.50	5/15/19	980
2,535	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 3/15/16 @ 103.75	7.50	3/15/21	2,560
1,135	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 104.06	8.13	10/15/22	1,146
1,680	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 1/15/15 @ 104.38	8.75	1/15/20	1,781
1,210	SBA Telecommunications Corp. (Communications Equipment), Callable 7/15/16 @ 102.88	5.75	7/15/20	1,201
6,456	Select Medical Corp. (Health Care Providers & Services), Callable 6/1/16 @ 104.78 (a)	6.38	6/1/21	6,117
3,036	Semgroup LP (Oil & Gas Storage & Transportation) (a)	7.50	6/15/21	3,097
1,000	Service Corp. International (Specialized Consumer Services), Callable 7/15/17 @ 102.69 (a)	5.38	1/15/22	954
1,750	Service Corp. International (Diversified Consumer Services)	7.00	6/15/17	1,938
700	Service Corp. International (Diversified Consumer Services)	8.00	11/15/21	795
2,609	SESI LLC (Oil & Gas Equipment & Services), Callable 12/15/16 @ 103.56	7.13	12/15/21	2,850
228	Sinclair Television Group, Inc. (Media), Callable 4/1/16 @ 104.04	5.38	4/1/21	217
2,773	Sinclair Television Group, Inc. (Media), Callable 10/1/17 @ 103.06	6.13	10/1/22	2,752
1,600	Sinclair Television Group, Inc. (Media)	6.38	11/1/21	1,608
545	Sinclair Television Group, Inc. (Media), Callable 11/1/13 @ 104.63 (a)	9.25	11/1/17	573
2,714	Sirius XM Radio, Inc. (Media), Callable 5/1/16 @ 102.13 (a)	4.25	5/15/20	2,538
1,655	Sirius XM Radio, Inc. (Media), Callable 8/15/17 @ 102.63 (a)	5.25	8/15/22	1,597
352	Sirius XM Radio, Inc. (Media)	5.88	10/1/20	355
10,998	SLM Corp., MTN (Consumer Finance)	5.50	1/15/19	10,891
2,000	SLM Corp., MTN (Consumer Finance)	6.25	1/25/16	2,130
5,971	Smithfield Foods, Inc. (Food Products), Callable 8/15/17 @ 103.31	6.63	8/15/22	6,158
3,000	Sonic Automotive, Inc. (Automotive Retail), Callable 5/15/18 @ 102.50	5.00	5/15/23	2,745
2,075	Sprint Capital Corp. (Wireless Telecommunication Services)	6.88	11/15/28	1,852
3,780	Sprint Capital Corp. (Wireless Telecommunication Services)	6.90	5/1/19	3,883
1,830	Sprint Capital Corp. (Wireless Telecommunication Services)	8.75	3/15/32	1,860
1,899	Sprint Nextel Corp. (Wireless Telecommunication Services)	6.00	11/15/22	1,747
1,410	Sprint Nextel Corp. (Wireless Telecommunication Services)	7.00	8/15/20	1,435
1,960	Sprint Nextel Corp. (Wireless Telecommunication Services) (a)	7.00	3/1/20	2,107
1,100	Sprint Nextel Corp. (Wireless Telecommunication Services)	8.38	8/15/17	1,243
1,665	Sprint Nextel Corp. (Wireless Telecommunication Services) (a)	9.00	11/15/18	1,952
735	Sprint Nextel Corp. (Wireless Telecommunication Services)	11.50	11/15/21	944
730	Steel Dynamics, Inc. (Metals & Mining), Callable 4/15/18 @ 102.63 (a)	5.25	4/15/23	688
2,000	Stewart Enterprises, Inc. (Diversified Consumer Services), Callable 4/15/14 @ 104.88	6.50	4/15/19	2,120
2,444	StoneMor Partners LP (Human Resource & Employment Services), Callable 6/1/16 @ 105.91 (a)	7.88	6/1/21	2,511
192	Sun Merger Sub, Inc. (Food Products) (a)	5.25	8/1/18	197
3,130	Targa Resources Partners LP (Oil, Gas & Consumable Fuels), Callable 5/15/18 @ 102.13	4.25	11/15/23	2,833
1,200	Targa Resources Partners LP (Oil, Gas & Consumable Fuels), Callable 2/1/17 @ 103.19	6.38	8/1/22	1,248
3,830	Taylor Morrison Communities, Inc. (Homebuilding), Callable 4/15/16 @ 103.94 (a)	5.25	4/15/21	3,571

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$6,228	Tenet Healthcare Corp. (Health Care Providers & Services) (a)	4.50	4/1/21	$5,839
3,960	Tenet Healthcare Corp. (Health Care Providers & Services)	6.00	10/1/20	4,049
2,125	Tenneco, Inc. (Auto Components), Callable 8/15/14 @ 103.88	7.75	8/15/18	2,284
90	Tennessee Gas Pipeline Co. (Oil, Gas & Consumable Fuels)	8.00	2/1/16	103
2,350	Tesoro Logistics LP/Tesoro Logistics Corp. (Oil, Gas & Consumable Fuels)	5.88	10/1/20	2,344
580	Tesoro Logistics LP/Tesoro Logistics Corp. (Oil, Gas & Consumable Fuels), Callable 10/15/16 @ 104.59	6.13	10/15/21	583
6,650	The AES Corp. (Independent Power Producers & Energy Traders), Callable 6/1/21 @ 100.00	7.38	7/1/21	7,315
34	The AES Corp. (Independent Power Producers & Energy Traders)	7.75	10/15/15	38
250	The AES Corp. (Independent Power Producers & Energy Traders)	8.00	6/1/20	285
2,196	The Goodyear Tire & Rubber Co. (Auto Components), Callable 3/1/16 @ 104.88	6.50	3/1/21	2,234
2,900	The Goodyear Tire & Rubber Co. (Auto Components)	8.75	8/15/20	3,328
4,996	Titan International, Inc. (Machinery), Callable 10/1/16 @ 105.16 (a)	6.88	10/1/20	5,033
163	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 9/1/15 @ 102.63 (a)	5.25	9/1/18	166
268	Tomkins LLC/Tomkins, Inc. (Machinery), Callable 10/1/14 @ 104.50	9.00	10/1/18	292
1,085	TransDigm Group, Inc. (Aerospace & Defense), Callable 7/15/16 @ 105.63	7.50	7/15/21	1,166
1,700	TransDigm Group, Inc. (Aerospace & Defense), Callable 12/15/14 @ 103.88	7.75	12/15/18	1,811
1,320	TRW Automotive, Inc. (Auto Components) (a)	4.50	3/1/21	1,327
348	Tutor Perini Corp. (Construction & Engineering), Callable 11/1/14 @ 103.81	7.63	11/1/18	365
1,765	TW Telecom Holdings, Inc. (Communications Equipment), Callable 10/1/17 @ 102.69	5.38	10/1/22	1,686
1,215	United Rentals NA, Inc. (IT Services), Callable 7/15/15 @ 102.88	5.75	7/15/18	1,276
520	United Rentals NA, Inc. (IT Services), Callable 5/15/16 @ 103.69	7.38	5/15/20	560
3,660	United Rentals NA, Inc. (IT Services), Callable 4/15/17 @ 103.81	7.63	4/15/22	3,981
1,720	Universal Hospital Services, Inc. (Health Care Equipment & Supplies), Callable 8/15/15 @ 105.72	7.63	8/15/20	1,776
1,255	Valassis Communications, Inc. (Media), Callable 2/1/16 @ 103.31	6.63	2/1/21	1,239
1,038	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals) (a)	6.38	10/15/20	1,080
1,785	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 11/4/13 @ 103.25	6.50	7/15/16	1,847
4,778	ViaSat, Inc. (Communications Equipment), Callable 6/15/16 @ 103.44	6.88	6/15/20	4,956
4,475	Visteon Corp. (Auto Components), Callable 4/15/14 @ 105.06	6.75	4/15/19	4,755
2,550	Vulcan Materials Co. (Construction Materials)	7.50	6/15/21	2,843
490	Weekley Homes LLC (Construction & Engineering), Callable 2/1/17 @ 104.50 (a)	6.00	2/1/23	471
2,480	West Corp. (Diversified Telecommunication Services), Callable 11/15/14 @ 103.94	7.88	1/15/19	2,672
662	West Corp. (Diversified Telecommunication Services), Callable 10/1/14 @ 104.31	8.63	10/1/18	720
6,995	Whiting Petroleum Corp. (Oil & Gas Exploration & Production), Callable 12/15/20 @ 100.00	5.75	3/15/21	7,188
615	Windstream Corp. (Diversified Telecommunication Services), Callable 2/1/18 @ 103.19	6.38	8/1/23	563
533	Windstream Corp. (Diversified Telecommunication Services), Callable 4/1/16 @ 103.75	7.50	4/1/23	526
1,355	Windstream Corp. (Diversified Telecommunication Services), Callable 6/1/17 @ 103.75	7.50	6/1/22	1,352
600	Windstream Corp. (Diversified Telecommunication Services), Callable 10/15/15 @ 103.88	7.75	10/15/20	620
4,750	Windstream Corp. (Diversified Telecommunication Services)	7.88	11/1/17	5,296
525	XM Satellite Radio, Inc. (Media), Callable 11/1/14 @ 103.81	7.63	11/1/18	583
	Total Corporate Bonds			638,998

	Bank Loan — 0.12%
1,000	Nielsen Finance LLC/Nielsen Finance Co. (Software)	–	2/21/14	1,000
	Total Bank Loan			1,000

	Yankee Dollars — 15.54%
292	Aircastle Ltd. (Trading Companies & Distributors)	6.25	12/1/19	309
50	Aircastle Ltd. (Trading Companies & Distributors)	6.75	4/15/17	54
1,730	Aircastle Ltd. (Trading Companies & Distributors)	7.63	4/15/20	1,911
705	Aircastle Ltd. (Trading Companies & Distributors), Callable 8/1/14 @ 104.88	9.75	8/1/18	779
448	Albea Beauty Holdings SA (Personal Products), Callable 11/1/15 @ 106.28 (a)	8.38	11/1/19	466
3,375	ArcelorMittal (Metals & Mining)	5.75	8/5/20	3,459
400	ArcelorMittal (Metals & Mining)	6.13	6/1/18	424
1,810	ArcelorMittal (Metals & Mining)	7.50	10/15/39	1,715

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$2,581	Barclays Bank PLC (Diversified Banks), Callable 6/15/32 @ 100.00, Perpetual Bond (a)(b)	6.86	—	$2,633
4,443	Barrick Gold Corp. (Metals & Mining)	4.10	5/1/23	3,912
1,180	Bombardier, Inc. (Aerospace & Defense)	5.75	3/15/22	1,171
3,159	Bombardier, Inc. (Aerospace & Defense) (a)	6.13	1/15/23	3,159
1,474	Bombardier, Inc. (Aerospace & Defense) (a)	7.75	3/15/20	1,666
680	Brookfield Residential Properties, Inc. (Real Estate Management & Development), Callable 7/1/17 @ 104.59 (a)	6.13	7/1/22	666
1,600	Calcipar SA (Construction Materials), Callable 5/1/15 @ 103.44 (a)	6.88	5/1/18	1,668
1,500	Cascades, Inc. (Paper Products), Callable 1/15/15 @ 103.94	7.88	1/15/20	1,583
547	CHC Helicopter SA (Oil & Gas Storage & Transportation), Callable 6/1/16 @ 107.03	9.38	6/1/21	544
1,707	Cogeco Cable, Inc. (Cable & Satellite), Callable 5/1/16 @ 103.66 (a)	4.88	5/1/20	1,630
5,702	Drill Rigs Holdings, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/15 @ 103.25 (a)	6.50	10/1/17	5,887
5,810	Expro Finance Luxembourg SCA (Oil, Gas & Consumable Fuels), Callable 12/15/13 @ 104.25 (a)	8.50	12/15/16	6,094
215	Fairfax Financial Holdings Ltd. (Insurance)	7.38	4/15/18	243
1,525	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 4/1/17 @ 103.44 (a)	6.88	4/1/22	1,525
205	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 2/1/14 @ 105.16	6.88	2/1/18	214
5,245	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 11/1/15 @ 104.13 (a)	8.25	11/1/19	5,652
1,814	Gibson Energy, Inc. (Oil & Gas Storage & Transportation), Callable 7/15/16 @ 105.06 (a)	6.75	7/15/21	1,873
4,154	HudBay Minerals, Inc. (Metals & Mining), Callable 10/1/16 @ 104.75	9.50	10/1/20	4,164
6,065	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 8/1/18 @ 102.75 (a)	5.50	8/1/23	5,670
2,145	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 10/15/15 @ 103.63	7.25	10/15/20	2,290
2,150	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 4/1/16 @ 103.75	7.50	4/1/21	2,322
6,000	Intergen NV (Independent Power Producers & Energy Traders), Callable 6/30/18 @ 103.50 (a)	7.00	6/30/23	5,999
2,700	LyondellBasell Industries NV (Chemicals), Callable 8/17/21 @ 100.00	6.00	11/15/21	3,082
3,691	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 7/30/17 @ 103.19 (a)	6.38	1/30/23	3,617
2,400	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 3/15/15 @ 104.88 (a)	6.50	3/15/21	2,418
1,000	MEG Energy Corp. (Oil & Gas Exploration & Production) (a)	7.00	3/31/24	1,006
330	NII International Telecom SA (Communications Equipment), Callable 2/15/17 @ 103.94 (a)	7.88	8/15/19	299
1,555	Novelis, Inc. (Metals & Mining), Callable 12/15/13 @ 106.28	8.38	12/15/17	1,668
6,348	Pacific Drilling SA (Oil, Gas & Consumable Fuels), Callable 6/1/16 @ 104.03 (a)	5.38	6/1/20	6,190
2,521	Pacific Drilling V Ltd. (Oil, Gas & Consumable Fuels), Callable 12/1/15 @ 103.63 (a)	7.25	12/1/17	2,710
3,405	Quebecor Media, Inc. (Cable & Satellite)	5.75	1/15/23	3,209
1,672	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	5.25	11/15/22	1,622
6,027	Seagate HDD Cayman (Computer Storage & Peripherals) (a)	4.75	6/1/23	5,801
2,260	Seagate HDD Cayman (Computer Storage & Peripherals), Callable 5/1/15 @ 103.44	6.88	5/1/20	2,475
4,450	Sensata Technologies BV (Semiconductors) (a)	4.88	10/15/23	4,139
4,011	SoftBank Corp. (Wireless Telecommunication Services) (a)	4.50	4/15/20	3,855
650	Tembec Industries, Inc. (Paper & Forest Products), Callable 12/15/14 @ 105.62	11.25	12/15/18	707
804	The Nielsen Co. (Luxembourg) Sarl (Diversified Financial Services), Callable 10/1/16 @ 104.13 (a)	5.50	10/1/21	805
3,570	UPCB Finance V Ltd. (Diversified Telecommunication Services), Callable 11/15/16 @ 103.63 (a)	7.25	11/15/21	3,891
2,119	UPCB Finance VI Ltd. (Diversified Telecommunication Services), Callable 1/15/17 @ 103.44 (a)	6.88	1/15/22	2,246
1,261	Videotron Ltee (Software)	5.00	7/15/22	1,198
5,520	VPII Escrow Corp. (Pharmaceuticals), Callable 8/15/15 @ 105.06 (a)	6.75	8/15/18	5,906
1,055	VPII Escrow Corp. (Pharmaceuticals), Callable 7/15/16 @ 105.63	7.50	7/15/21	1,137
2,503	Wind Acquisition Finance SA (Diversified Telecommunication Services), Callable 11/15/13 @ 105.44 (a)	7.25	2/15/18	2,591
881	Wind Acquisition Finance SA (Diversified Telecommunication Services), Callable 11/15/13 @ 105.44 (a)	7.25	2/15/18	912
	Total Yankee Dollars			131,166

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) — September 30, 2013 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Preferred Stocks — 0.70%
108,934	Countrywide Capital V (Thrifts & Mortgage Finance)Callable 10/15/13 @ 25.00			$2,747
33,900	General Motors Co., Series B (Automobile Manufacturers)			1,700
55,515	GMAC Capital Trust I (Diversified Banks)Callable 2/15/16 @ 25.00			1,485
	Total Preferred Stocks			5,932

	Time Deposit — 2.02%
$17,044	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	10/1/13	17,044
	Total Time Deposit			17,044

	Mutual Funds — 5.01%
5,872	SSgA Treasury Money Market Fund(d)	0.00		6

388	iShares JPMorgan USD Emerging Markets Bond Fund ETF (d)	4.40		42,250
	Total Mutual Funds			42,256

	Total Investments (cost $833,337) — 99.10%			836,396

	Other assets in excess of liabilities — 0.90%			7,620
	Net Assets — 100.00%			$844,016

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	A perpetual bond is one with no maturity date that pays a fixed interest rate forever.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at September 30, 2013.
(d)	The rate disclosed is the rate in effect on September 30, 2013.

ETF—Exchange Traded Fund
MTN—Medium Term Note
ULC—Unlimited Liability Co.

As of September 30, 2013, the Portfolio had the following unfunded loan commitments related to Bank Loan securities (amounts in thousands):

Issuer	Unfunded Commitments (000)	Unrealized Appreciation /(Depreciation) (000)*
Nielsen Finance LLC/Nielsen Finance Co.	$1,000	$1,000
	$1,000	$1,000

* The unrealized appreciation/(depreciation) is that of the total of the funded and unfunded commitments as of September 30, 2013.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Fixed Income Opportunity Portfolio	Fort Washington Investment Advisors, Inc.	Mellon Capital Management Corp. - Emerging Debt securities	Seix Investment Advisors LLC	Total

Corporate Bonds	67.30%	-	8.41%	75.71%
Bank Loan	-	-	0.12%	0.12%
Yankee Dollars	15.22%	-	0.32%	15.54%
Preferred Stocks	0.70%	-	-	0.70%
Time Deposit	1.15%	-	0.87%	2.02%
Mutual Funds	-	5.01%	-	5.01%
Other Assets (Liabilities)	1.49%	0.00%	-0.59%	0.90%
Total Net Assets	85.86%	5.01%	9.13%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 10.61%
$475	Fannie Mae	0.38	3/16/15	$476
320	Fannie Mae, Callable 10/29/13 @ 100.00	0.50	4/29/16	318
250	Fannie Mae, Callable 3/28/14 @ 100.00	0.50	3/28/16	249
585	Fannie Mae, Callable 12/18/13 @ 100.00	0.55	3/18/16	584
95	Fannie Mae, Callable 2/27/14 @ 100.00	0.55	2/27/15	95
415	Fannie Mae, Callable 10/18/13 @ 100.00	0.57	4/18/16	414
210	Fannie Mae, Callable 8/28/13 @ 100.00	0.65	3/28/16	210
800	Fannie Mae	0.88	8/28/17	792
750	Fannie Mae	0.88	2/8/18	733
385	Fannie Mae	0.88	10/26/17	379
350	Fannie Mae	0.88	12/20/17	344
450	Fannie Mae, Callable 11/23/13 @ 100.00	0.95	8/23/17	445
300	Fannie Mae, Series 0001, Callable 4/30/14 @ 100.00	1.00	4/30/18	292
300	Fannie Mae, Callable 11/23/13 @ 100.00	1.00	12/28/17	294
50	Fannie Mae, Callable 11/15/13 @ 100.00	1.00	2/15/18	49
45	Fannie Mae, Callable 2/14/14 @ 100.00	1.01	2/14/18	44
250	Fannie Mae, Callable 12/27/13 @ 100.00	1.07	9/27/17	247
75	Fannie Mae, Callable 3/28/14 @ 100.00	1.13	3/28/18	73
250	Fannie Mae, Callable 2/28/14 @ 100.00	1.15	2/28/18	246
350	Fannie Mae	1.25	9/28/16	355
150	Fannie Mae, Callable 10/29/13 @ 100.00	1.55	10/29/19	145
400	Fannie Mae	1.63	10/26/15	410
100	Fannie Mae, Callable 11/23/13 @ 100.00	2.50	2/22/23	92
486	Fannie Mae	2.63	11/20/14	500
580	Fannie Mae (a)	3.21	10/9/19	492
610	Fannie Mae	5.00	2/13/17	692
300	Fannie Mae	5.00	3/15/16	332
400	Fannie Mae	5.25	9/15/16	453
400	Fannie Mae	5.38	6/12/17	461
30	Fannie Mae, Callable 11/13/14 @ 100.00	5.38	11/13/28	31
150	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	165
85	Fannie Mae	6.21	8/6/38	111
225	Fannie Mae	6.25	5/15/29	288
160	Fannie Mae	6.63	11/15/30	214
230	Fannie Mae	7.25	5/15/30	324
150	Federal Farm Credit Bank, Callable 10/11/13 @ 100.00	0.54	11/7/16	149
85	Federal Farm Credit Bank, Callable 10/11/13 @ 100.00	0.73	8/15/16	85
300	Federal Farm Credit Bank	4.88	12/16/15	329
250	Federal Farm Credit Bank	5.13	8/25/16	282
800	Federal Home Loan Bank	0.25	1/16/15	800
155	Federal Home Loan Bank, Callable 10/30/13 @ 100.00	0.38	7/30/15	155
600	Federal Home Loan Bank	0.50	11/20/15	600
125	Federal Home Loan Bank, Callable 11/23/13 @ 100.00	1.13	6/26/17	125
170	Federal Home Loan Bank, Callable 10/28/13 @ 100.00	1.25	2/28/18	167
590	Federal Home Loan Bank	2.75	3/13/15	611
300	Federal Home Loan Bank	4.75	12/16/16	337
750	Federal Home Loan Bank, Series 1069	5.00	11/17/17	864
580	Federal Home Loan Bank	5.25	12/11/20	683
500	Federal Home Loan Bank, Series 656	5.38	5/18/16	563
65	Federal Home Loan Bank	5.50	7/15/36	77
200	Freddie Mac	0.42	9/18/15	200
75	Freddie Mac, Callable 1/28/15 @ 100.00	0.50	1/28/16	75
100	Freddie Mac	0.50	8/28/15	100
500	Freddie Mac, Series 0001, Callable 2/27/14 @ 100.00	0.55	2/27/15	500
100	Freddie Mac, Callable 12/20/13 @ 100.00	0.57	6/20/16	100
500	Freddie Mac, Callable 2/24/14 @ 100.00	0.85	2/24/16	501
245	Freddie Mac, Callable 12/12/13 @ 100.00	1.20	6/12/18	240
400	Freddie Mac	1.25	8/1/19	384
250	Freddie Mac, Callable 8/22/14 @ 100.00	1.40	8/22/19	236
700	Freddie Mac	1.75	9/10/15	718
200	Freddie Mac, Callable 3/13/14 @ 100.00	2.25	3/13/20	199
750	Freddie Mac	2.38	1/13/22	730
100	Freddie Mac, Callable 4/17/14 @ 100.00	2.50	4/17/23	93

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$767	Freddie Mac	2.88	2/9/15	$794
400	Freddie Mac	3.75	3/27/19	440
1,100	Freddie Mac	4.75	1/19/16	1,208
1,940	Freddie Mac	5.25	4/18/16	2,171
80	Freddie Mac	6.75	3/15/31	108
290	Tennessee Valley Authority	4.70	7/15/33	300
135	Tennessee Valley Authority	5.25	9/15/39	147
190	Tennessee Valley Authority	6.15	1/15/38	235
	Total U.S. Government Agency Securities			26,655

	Corporate Bond — 0.11%
250	Private Export Funding Corp. (Thrifts & Mortgage Finance)	4.38	3/15/19	282
	Total Corporate Bond			282

	U.S. Treasury Obligations — 88.67%
1,734	U.S. Treasury Bond	2.75	11/15/42	1,435
1,380	U.S. Treasury Bond	2.75	8/15/42	1,144
1,067	U.S. Treasury Bond	2.88	5/15/43	906
1,039	U.S. Treasury Bond	3.00	5/15/42	910
1,731	U.S. Treasury Bond	3.13	2/15/42	1,558
2,246	U.S. Treasury Bond	3.13	11/15/41	2,025
397	U.S. Treasury Bond	3.13	2/15/43	356
500	U.S. Treasury Bond	3.63	8/15/43	494
1,240	U.S. Treasury Bond	3.75	8/15/41	1,261
935	U.S. Treasury Bond	3.88	8/15/40	974
690	U.S. Treasury Bond	4.25	11/15/40	765
982	U.S. Treasury Bond	4.38	11/15/39	1,112
525	U.S. Treasury Bond	4.38	2/15/38	594
1,211	U.S. Treasury Bond	4.38	5/15/40	1,370
800	U.S. Treasury Bond	4.50	8/15/39	924
973	U.S. Treasury Bond	4.63	2/15/40	1,144
1,400	U.S. Treasury Bond	4.75	2/15/41	1,678
450	U.S. Treasury Bond	4.75	2/15/37	538
850	U.S. Treasury Bond	5.25	11/15/28	1,063
605	U.S. Treasury Bond	5.38	2/15/31	772
313	U.S. Treasury Bond	5.50	8/15/28	401
900	U.S. Treasury Bond	6.00	2/15/26	1,190
1,235	U.S. Treasury Bond	6.13	11/15/27	1,667
135	U.S. Treasury Bond	6.25	5/15/30	187
122	U.S. Treasury Bond	6.25	8/15/23	161
474	U.S. Treasury Bond	7.13	2/15/23	660
7	U.S. Treasury Bond	7.88	2/15/21	10
110	U.S. Treasury Bond	8.13	8/15/21	158
1,220	U.S. Treasury Note	0.25	9/30/15	1,218
1,825	U.S. Treasury Note	0.25	12/15/15	1,820
1,000	U.S. Treasury Note	0.25	3/31/15	1,000
1,901	U.S. Treasury Note	0.25	10/15/15	1,897
1,601	U.S. Treasury Note	0.25	9/15/15	1,599
1,350	U.S. Treasury Note	0.25	12/15/14	1,351
1,270	U.S. Treasury Note	0.25	1/15/15	1,271
1,315	U.S. Treasury Note	0.25	8/15/15	1,314
1,000	U.S. Treasury Note	0.25	5/31/15	1,000
3,000	U.S. Treasury Note	0.25	2/28/15	3,001
1,500	U.S. Treasury Note	0.25	2/15/15	1,501
1,760	U.S. Treasury Note	0.25	5/15/15	1,760
1,465	U.S. Treasury Note	0.25	7/15/15	1,464
1,351	U.S. Treasury Note	0.25	7/31/15	1,350
1,171	U.S. Treasury Note	0.38	2/15/16	1,170
1,898	U.S. Treasury Note	0.38	11/15/15	1,898
1,485	U.S. Treasury Note	0.38	11/15/14	1,489
1,330	U.S. Treasury Note	0.38	8/31/15	1,332
1,899	U.S. Treasury Note	0.38	1/15/16	1,898
1,680	U.S. Treasury Note	0.38	4/15/15	1,684
1,914	U.S. Treasury Note	0.38	3/15/16	1,910

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$2,500	U.S. Treasury Note	0.38	6/30/15	$2,504
2,047	U.S. Treasury Note	0.38	6/15/15	2,051
1,000	U.S. Treasury Note	0.50	10/15/14	1,004
1,000	U.S. Treasury Note	0.63	7/15/16	1,001
800	U.S. Treasury Note	0.63	4/30/18	778
650	U.S. Treasury Note	0.63	9/30/17	639
2,950	U.S. Treasury Note	0.63	5/31/17	2,916
1,250	U.S. Treasury Note	0.63	8/15/16	1,251
2,200	U.S. Treasury Note	0.63	11/30/17	2,155
1,526	U.S. Treasury Note	0.75	12/31/17	1,500
1,850	U.S. Treasury Note	0.75	2/28/18	1,814
1,813	U.S. Treasury Note	0.75	3/31/18	1,774
1,000	U.S. Treasury Note	0.75	10/31/17	986
2,568	U.S. Treasury Note	0.88	4/30/17	2,566
1,145	U.S. Treasury Note	0.88	9/15/16	1,153
2,000	U.S. Treasury Note	0.88	2/28/17	2,003
50	U.S. Treasury Note	0.88	12/31/16	50
700	U.S. Treasury Note	0.88	7/31/19	668
1,522	U.S. Treasury Note	0.88	11/30/16	1,529
1,755	U.S. Treasury Note	0.88	1/31/18	1,732
890	U.S. Treasury Note	1.00	9/30/19	853
2,100	U.S. Treasury Note	1.00	3/31/17	2,110
2,135	U.S. Treasury Note	1.00	9/30/16	2,157
1,055	U.S. Treasury Note	1.13	4/30/20	1,003
200	U.S. Treasury Note	1.13	5/31/19	195
1,000	U.S. Treasury Note	1.13	3/31/20	953
1,637	U.S. Treasury Note	1.25	8/31/15	1,666
2,028	U.S. Treasury Note	1.25	10/31/15	2,066
1,606	U.S. Treasury Note	1.25	9/30/15	1,636
1,395	U.S. Treasury Note	1.25	1/31/19	1,377
1,000	U.S. Treasury Note	1.25	2/29/20	963
1,285	U.S. Treasury Note	1.25	4/30/19	1,262
1,523	U.S. Treasury Note	1.38	11/30/15	1,556
2,290	U.S. Treasury Note	1.38	9/30/18	2,288
1,185	U.S. Treasury Note	1.38	11/30/18	1,181
2,000	U.S. Treasury Note	1.38	7/31/18	2,004
995	U.S. Treasury Note	1.38	2/28/19	987
893	U.S. Treasury Note	1.38	12/31/18	889
1,857	U.S. Treasury Note	1.38	6/30/18	1,862
820	U.S. Treasury Note	1.50	3/31/19	817
1,100	U.S. Treasury Note	1.50	7/31/16	1,128
900	U.S. Treasury Note	1.50	8/31/18	906
1,257	U.S. Treasury Note	1.63	11/15/22	1,164
1,250	U.S. Treasury Note	1.63	8/15/22	1,164
1,683	U.S. Treasury Note	1.75	7/31/15	1,728
640	U.S. Treasury Note	1.75	10/31/18	651
2,398	U.S. Treasury Note	1.75	5/15/23	2,222
2,127	U.S. Treasury Note	1.75	5/15/22	2,015
711	U.S. Treasury Note	1.75	5/31/16	734
1,200	U.S. Treasury Note	1.88	10/31/17	1,238
3,140	U.S. Treasury Note	1.88	6/30/15	3,226
166	U.S. Treasury Note	1.88	9/30/17	171
2,016	U.S. Treasury Note	2.00	4/30/16	2,094
1,823	U.S. Treasury Note	2.00	1/31/16	1,890
2,938	U.S. Treasury Note	2.00	2/15/23	2,798
1,500	U.S. Treasury Note	2.00	11/15/21	1,466
1,697	U.S. Treasury Note	2.00	2/15/22	1,650
1,070	U.S. Treasury Note	2.00	9/30/20	1,069
1,000	U.S. Treasury Note	2.00	7/31/20	1,003
2,949	U.S. Treasury Note	2.13	11/30/14	3,016
2,147	U.S. Treasury Note	2.13	8/15/21	2,130
1,718	U.S. Treasury Note	2.13	2/29/16	1,788
1,135	U.S. Treasury Note	2.13	8/31/20	1,145

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$2,265	U.S. Treasury Note	2.13	5/31/15	$2,335
491	U.S. Treasury Note	2.13	12/31/15	510
1,811	U.S. Treasury Note	2.25	1/31/15	1,861
1,074	U.S. Treasury Note	2.25	11/30/17	1,123
1,445	U.S. Treasury Note	2.38	3/31/16	1,514
2,570	U.S. Treasury Note	2.38	2/28/15	2,649
3,234	U.S. Treasury Note	2.38	10/31/14	3,311
1,295	U.S. Treasury Note	2.38	7/31/17	1,362
1,228	U.S. Treasury Note	2.50	3/31/15	1,270
2,590	U.S. Treasury Note	2.50	4/30/15	2,682
940	U.S. Treasury Note	2.50	8/15/23	930
750	U.S. Treasury Note	2.50	6/30/17	793
2,447	U.S. Treasury Note	2.63	8/15/20	2,554
906	U.S. Treasury Note	2.63	1/31/18	961
465	U.S. Treasury Note	2.63	2/29/16	489
1,993	U.S. Treasury Note	2.63	11/15/20	2,073
592	U.S. Treasury Note	2.63	4/30/16	624
1,250	U.S. Treasury Note	2.75	5/31/17	1,333
765	U.S. Treasury Note	2.75	12/31/17	816
1,029	U.S. Treasury Note	2.75	2/15/19	1,095
200	U.S. Treasury Note	2.88	3/31/18	214
2,367	U.S. Treasury Note	3.00	8/31/16	2,529
265	U.S. Treasury Note	3.00	9/30/16	283
1,382	U.S. Treasury Note	3.13	4/30/17	1,491
2,110	U.S. Treasury Note	3.13	5/15/21	2,255
1,430	U.S. Treasury Note	3.13	5/15/19	1,549
2,135	U.S. Treasury Note	3.13	1/31/17	2,299
827	U.S. Treasury Note	3.25	3/31/17	895
349	U.S. Treasury Note	3.25	7/31/16	375
1,780	U.S. Treasury Note	3.25	6/30/16	1,911
2,202	U.S. Treasury Note	3.25	12/31/16	2,378
1,382	U.S. Treasury Note	3.38	11/15/19	1,516
2,391	U.S. Treasury Note	3.50	5/15/20	2,637
1,149	U.S. Treasury Note	3.50	2/15/18	1,262
1,752	U.S. Treasury Note	3.63	2/15/21	1,939
2,540	U.S. Treasury Note	3.63	2/15/20	2,821
1,129	U.S. Treasury Note	3.63	8/15/19	1,253
1,000	U.S. Treasury Note	3.75	11/15/18	1,116
1,165	U.S. Treasury Note	3.88	5/15/18	1,303
2,167	U.S. Treasury Note	4.00	2/15/15	2,279
548	U.S. Treasury Note	4.13	5/15/15	582
825	U.S. Treasury Note	4.25	8/15/15	886
2,039	U.S. Treasury Note	4.25	11/15/17	2,299
1,032	U.S. Treasury Note	4.50	11/15/15	1,122
648	U.S. Treasury Note	4.50	5/15/17	731
1,304	U.S. Treasury Note	9.13	5/15/18	1,768
	Total U.S. Treasury Obligations			222,657

	Time Deposit — 0.15%
377	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	10/1/13	377
	Total Time Deposit			377

	Total Investments (cost $250,386) — 99.54%			249,971

	Other assets in excess of liabilities — 0.46%			1,148
	Net Assets — 100.00%			$251,119

(a)	Rate disclosed represents effective yield at purchase.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 75.18%
$1,104	3M Co. (Industrial Conglomerates)	1.38	9/29/16	$1,124
3,914	Agilent Technologies, Inc. (Life Sciences Tools & Services), Callable 4/15/23 @ 100.00	3.88	7/15/23	3,801
59	Alabama Power Co. (Electric Utilities)	5.80	11/15/13	59
2,492	American Airlines 2013-2, Class A (Airlines) (a)	4.95	1/15/23	2,498
1,723	American International Group, Inc. (Insurance)	4.13	2/15/24	1,724
2,627	American Tower Corp. (Real Estate Investment Trusts)	3.50	1/31/23	2,306
3,376	American Tower Corp. (Real Estate Investment Trusts)	5.00	2/15/24	3,304
699	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	729
3,610	Anheuser-Busch InBev Worldwide, Inc. (Beverages)	2.50	7/15/22	3,340
2,164	Apple, Inc. (Computer Hardware)	2.40	5/3/23	1,959
957	AT&T, Inc. (Wireless Telecommunication Services)	0.90	2/12/16	952
1,965	AT&T, Inc. (Wireless Telecommunication Services), Callable 12/15/44 @ 100.00	4.35	6/15/45	1,622
1,580	AutoZone, Inc. (Specialty Retail), Callable 1/15/22 @ 100.00	3.70	4/15/22	1,547
1,949	Baker Hughes, Inc. (Energy Equipment & Services)	5.13	9/15/40	2,080
1,667	Barrick NA Finance LLC (Diversified Metals & Mining)	5.75	5/1/43	1,399
4,327	Berkshire Hathaway, Inc. (Insurance)	3.20	2/11/15	4,485
1,683	Boston Properties LP (Diversified Real Estate Investment Trusts), Callable 11/1/23 @ 100.00 (a)	3.80	2/1/24	1,618
3,299	CC Holdings GS V LLC (Wireless Telecommunication Services)	3.85	4/15/23	2,975
1,850	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	2,056
3,139	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	3,500
1,957	Comcast Corp. (Media)	3.13	7/15/22	1,907
3,212	Comcast Corp. (Media)	4.65	7/15/42	3,054
3,169	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	3,486
883	Dominion Resources, Inc. (Multi-Utilities)	1.95	8/15/16	901
1,348	eBay, Inc. (Internet Software & Services), Callable 4/15/22 @ 100.00	2.60	7/15/22	1,253
2,603	EMC Corp. (Computer Storage & Peripherals), Callable 3/1/23 @ 100.00	3.38	6/1/23	2,544
1,617	Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 3/15/40 @ 100.00	5.50	9/15/40	1,572
1,126	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels), Callable 12/1/40 @ 100.00	6.05	6/1/41	1,130
1,525	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	6.63	10/15/36	1,621
2,372	ERAC USA Finance Co. (Diversified Financial Services) (a)	5.25	10/1/20	2,633
658	ERAC USA Finance Co. (Diversified Financial Services) (a)	5.60	5/1/15	704
2,107	ERAC USA Finance LLC (Diversified Financial Services) (a)	2.80	11/1/18	2,099
5,551	ERP Operating LP (Diversified Real Estate Investment Trusts), Callable 1/15/23 @ 100.00	3.00	4/15/23	5,103
1,932	Exelon Generation Co. LLC (Independent Power Producers & Energy Traders)	6.20	10/1/17	2,215
1,733	Express Scripts Holding Co. (Personal Products)	2.65	2/15/17	1,787
2,058	Fidelity National Information Services, Inc. (Data Processing & Outsourced Services), Callable 1/15/23 @ 100.00	3.50	4/15/23	1,851
3,302	Fifth Third Bank, Series BKNT (Commercial Banks), Callable 1/28/18 @ 100.00	1.45	2/28/18	3,209
1,112	Ford Motor Credit Co. LLC (Diversified Financial Services)	4.38	8/6/23	1,113
3,444	Ford Motor Credit Co. LLC (Diversified Financial Services)	5.00	5/15/18	3,773
2,600	General Electric Capital Corp., Series C (Diversified Financial Services), Callable 6/15/23 @ 100.00, Perpetual Bond (b)	5.25	—	2,392
4,000	General Electric Capital Corp., Series B (Diversified Financial Services), Callable 12/15/22 @ 100.00, Perpetual Bond (b)	6.25	—	4,039
1,360	General Electric Co. (Industrial Conglomerates)	4.13	10/9/42	1,249
1,111	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	1,264
2,170	Georgia-Pacific LLC (Paper Products) (a)	3.73	7/15/23	2,115
2,736	Healthcare Realty Trust (Real Estate Investment Trusts)	6.50	1/17/17	3,070
1,308	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	1,344
3,514	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.25	12/15/42	3,121
1,159	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.80	10/1/41	1,110
562	Juniper Networks, Inc. (Communications Equipment)	4.60	3/15/21	574
1,679	KeyBank NA, Series BKNT (Commercial Banks)	1.65	2/1/18	1,649
4,554	Kinder Morgan Energy Partners LP (Oil, Gas & Consumable Fuels), Callable 2/15/42 @ 100.00	5.00	8/15/42	4,139
3,379	Lazard Group LLC (Diversified Financial Services)	7.13	5/15/15	3,657
2,222	Macy's Retail Holdings, Inc. (Multiline Retail), Callable 8/15/42 @ 100.00	4.30	2/15/43	1,878
1,522	MassMutual Global Funding LLC (Thrifts & Mortgage Finance) (a)	2.00	4/5/17	1,523

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,074	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	$1,202
1,054	Mylan, Inc. (Pharmaceuticals) (a)	1.80	6/24/16	1,058
2,394	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	2,215
2,368	Pacific Gas & Electric Co. (Independent Power Producers & Energy Traders), Callable 3/15/23 @ 100.00	3.25	6/15/23	2,256
1,338	Perrigo Co. (Pharmaceuticals), Callable 2/15/23 @ 100.00	2.95	5/15/23	1,294
2,359	Pfizer, Inc. (Pharmaceuticals)	3.00	6/15/23	2,261
3,967	PNC Bank NA (Commercial Banks), Callable 12/28/15 @ 100.00	0.80	1/28/16	3,953
2,300	Sabmiller Holdings, Inc. (Beverages) (a)	2.45	1/15/17	2,363
661	Southern California Edison Co. (Electric Utilities)	5.75	3/15/14	676
1,799	TC Pipelines LP (Oil, Gas & Consumable Fuels)	4.65	6/15/21	1,829
2,290	The Allstate Corp. (Insurance), Callable 8/15/23 @ 100.00	5.75	8/15/53	2,233
1,357	The Dow Chemical Co. (Chemicals), Callable 5/15/42 @ 100.00	4.38	11/15/42	1,173
3,373	Time Warner Cable, Inc. (Media), Callable 6/1/21 @ 100.00	4.00	9/1/21	3,147
1,530	Toyota Motor Credit Corp., MTN (Diversified Financial Services)	3.20	6/17/15	1,600
1,418	United Technologies Corp. (Aerospace & Defense)	4.50	6/1/42	1,377
3,790	UnitedHealth Group, Inc. (Health Care Providers & Services)	1.40	10/15/17	3,742
522	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.55	2/15/16	574
987	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.85	9/15/35	1,021
4,324	Verizon Communications, Inc. (Diversified Telecommunication Services)	6.55	9/15/43	4,882
2,310	Wal-Mart Stores, Inc. (Specialty Retail)	1.95	12/15/18	2,306
3,241	Wells Fargo & Co. (Commercial Banks)	1.25	2/13/15	3,268
2,453	Williams Partners LP (Oil, Gas & Consumable Fuels), Callable 8/15/20 @ 100.00	4.13	11/15/20	2,483
1,853	Zoetis, Inc. (Personal Products), Callable 11/1/22 @ 100.00 (a)	3.25	2/1/23	1,764
	Total Corporate Bonds			166,834

	Yankee Dollars — 16.20%
1,188	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	1,294
2,328	AstraZeneca PLC (Pharmaceuticals)	1.95	9/18/19	2,280
1,741	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	1,504
1,507	Barrick International (Barbados) Corp. (Metals & Mining) (a)	6.35	10/15/36	1,308
1,986	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	2.25	11/1/16	2,044
2,359	Ensco PLC (Energy Equipment & Services)	4.70	3/15/21	2,504
1,826	Fairfax Financial Holdings Ltd. (Insurance) (a)	5.80	5/15/21	1,875
2,537	Japan Tobacco, Inc. (Tobacco) (a)	2.10	7/23/18	2,538
4,120	Kinross Gold Corp. (Metals & Mining)	5.13	9/1/21	3,919
2,276	Shell International Finance BV (Oil, Gas & Consumable Fuels)	3.40	8/12/23	2,251
2,516	SoftBank Corp. (Wireless Telecommunication Services) (a)	4.50	4/15/20	2,418
2,292	TSMC Global Ltd. (Semiconductors & Semiconductor Equipment) (a)	1.63	4/3/18	2,208
1,858	Volkswagen International Finance N.V. (Diversified Financial Services) (a)	2.38	3/22/17	1,904
614	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	640
1,094	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	1,096
1,977	Wesfarmers Ltd. (Multiline Retail) (a)	1.87	3/20/18	1,945
3,991	Woodside Finance Ltd. (Thrifts & Mortgage Finance), Callable 2/10/21 @ 100.00 (a)	4.60	5/10/21	4,223
	Total Yankee Dollars			35,951

	Preferred Stocks — 3.08%
45,975	Arch Capital Group Ltd., Series C (Insurance)Callable 4/2/17 @ 25.00			1,112
32,025	PNC Financial Services Group, Inc., Series P (Regional Banks)Callable 5/1/22 @ 25.00			808
18,300	Public Storage, Inc., Series U (Real Estate Investment Trusts)Callable 6/15/17 @ 25.00			398
61,325	Reinsurance Group of America (Insurance)Callable 9/15/22 @ 25.00			1,514
45,825	U.S. Bancorp, Series G (Commercial Banks)Callable 4/15/17 @ 25.00			1,235
67,800	U.S. Bancorp, Series F (Commercial Banks)Callable 1/15/22 @ 25.00			1,762
	Total Preferred Stocks			6,829

	Time Deposit — 0.90%
$2,000	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	10/1/13	2,000
	Total Time Deposit			2,000

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2013 (Unaudited)

Shares		Rate %	Maturity Date	Value (000)
	Mutual Fund — 4.35%
9,656,820	SSgA U.S. Government Money Market Fund(c)	0.00		$9,657
	Total Mutual Fund			9,657

	Total Investments (cost $225,720) — 99.71%			221,271

	Other assets in excess of liabilities — 0.29%			652
	Net Assets — 100.00%			$221,923

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	A perpetual bond is one with no maturity date that pays a fixed interest rate forever.
(c)	The rate disclosed is the rate in effect on September 30, 2013.

MTN—Medium Term Note

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 0.95%
$350	Ally Auto Receivables Trust, Series 2012-4, Class A3	0.59	1/17/17	$350
600	Capital One Multi-Asset Execution Trust, Series 2006-A3, Class A3	5.05	12/17/18	660
550	Citibank Credit Card Issuance Trust, Series 2005-A5, Class A5	4.55	6/20/17	587
350	Honda Auto Receivables Owner Trust, Series 2012-3, Class A4	0.74	10/15/18	350
100	Mercedes-Benz Auto Lease Trust, Series 2013-A, Class A3	0.59	2/15/16	100
350	Nissan Auto Receivables Owner Trust, Series 2012-A, Class A4	1.00	7/16/18	352
	Total Asset Backed Securities			2,399

	Collateralized Mortgage Obligations — 5.44%
370	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class A4	5.41	12/11/40	395
900	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class AM	5.53	1/15/46	953
500	Commercial Mortgage Trust, Series 2012-CR1, Class A2	2.35	5/15/45	510
1,019	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4	5.23	10/15/15	1,081
860	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM	5.28	4/10/37	911
400	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4	6.06	7/10/38	440
1,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	945
1,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A4	5.04	3/15/46	1,040
200	LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4	4.74	2/15/30	207
115	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	124
495	Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	5.74	8/12/43	543
860	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	6.04	11/12/16	881
1,745	Morgan Stanley Capital I, Series 2007-HQ11, Class A4	5.45	2/12/44	1,920
1,310	Morgan Stanley Capital I, Series 2007-IQ15, Class A4	6.11	7/11/17	1,467
891	Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4	5.73	7/12/44	978
250	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00	5/10/45	254
1,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	6.01	6/15/45	1,103
	Total Collateralized Mortgage Obligations			13,752

	U.S. Government Agency Mortgages — 96.17%
99	Fannie Mae, Pool #MA1511	2.50	7/1/33	95
300	Fannie Mae, Pool #AS0513	2.50	8/1/43	279
497	Fannie Mae, Pool #AU2619	2.50	8/1/28	501
1,045	Fannie Mae, Pool #MA1210	2.50	9/1/49	1,052
976	Fannie Mae, Pool #MA1277	2.50	12/1/27	983
400	Fannie Mae, Pool #AU4798	2.50	9/1/28	403
792	Fannie Mae, Pool #A03019	2.50	5/1/27	797
99	Fannie Mae, Pool #MA1270	2.50	11/1/32	96
865	Fannie Mae, Pool #AP4742	2.50	8/1/27	871
1,508	Fannie Mae, Pool #AJ1300	2.93	10/1/41	1,572
71	Fannie Mae, Pool #AR7426	3.00	7/1/43	70
2,552	Fannie Mae, Pool #AQ7920	3.00	12/1/42	2,495
292	Fannie Mae, Pool #MA1401	3.00	4/1/33	292
1,304	Fannie Mae, Pool #AK3302	3.00	3/1/27	1,352
874	Fannie Mae, Pool #AK0006	3.00	1/1/27	906
397	Fannie Mae, Pool #MA1527	3.00	8/1/33	397
192	Fannie Mae, Pool #MA1338	3.00	2/1/33	192
955	Fannie Mae, Pool #MA1307	3.00	1/1/33	955
553	Fannie Mae, Pool #AK8522	3.00	3/1/27	573
1,873	Fannie Mae, Pool #AP6493	3.00	9/1/42	1,832
2,188	Fannie Mae, Pool #AB7099	3.00	11/1/42	2,139
1,347	Fannie Mae, Pool #AO0752	3.00	4/1/42	1,318
685	Fannie Mae, Pool #AB4483	3.00	2/1/27	709
2,118	Fannie Mae, Pool #AP6375	3.00	9/1/42	2,071
1,030	Fannie Mae, Pool #AP2465	3.00	8/1/42	1,007
593	Fannie Mae, Pool #AT2127	3.00	4/1/43	580
99	Fannie Mae, Pool #AT1575	3.00	5/1/43	97
529	Fannie Mae, Pool #AT7263	3.00	9/1/43	517
1,196	Fannie Mae, Pool #AU3735	3.00	8/1/43	1,169
827	Fannie Mae, Pool #AO3760	3.50	5/1/42	843
2,508	Fannie Mae, Pool #AB4689	3.50	3/1/42	2,555
2,429	Fannie Mae, Pool #AB6017	3.50	8/1/42	2,474
1,130	Fannie Mae, Pool #AP9390	3.50	10/1/42	1,151
714	Fannie Mae, Pool #MA1059	3.50	5/1/32	741
730	Fannie Mae, Pool #MA1107	3.50	7/1/32	757

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$76	Fannie Mae, Pool #MA1021	3.50	3/1/27	$80
2,483	Fannie Mae, Pool #AL1717	3.50	5/1/27	2,621
4,169	Fannie Mae, Pool #AK7497	3.50	4/1/42	4,247
72	Fannie Mae, Pool #AJ6181	3.50	12/1/26	76
1,009	Fannie Mae, Pool #AQ0546	3.50	11/1/42	1,028
3,247	Fannie Mae, Pool #AO8137	3.50	8/1/42	3,308
2,891	Fannie Mae, Pool #AO2548	3.50	4/1/42	2,946
212	Fannie Mae, Pool #AK0706	3.50	2/1/27	224
1,098	Fannie Mae, Pool #MA0641	4.00	2/1/31	1,171
3,290	Fannie Mae, Pool #190405	4.00	10/1/40	3,453
199	Fannie Mae, Pool #AB6027	4.00	8/1/42	209
913	Fannie Mae, Pool #AC7328	4.00	12/1/39	958
400	Fannie Mae, Pool #AT3872	4.00	6/1/43	420
480	Fannie Mae, Pool #MA0493	4.00	8/1/30	508
588	Fannie Mae, Pool #AI6016	4.00	7/1/41	617
1,376	Fannie Mae, Pool #AJ7857	4.00	12/1/41	1,444
96	Fannie Mae, Pool #AH3394	4.00	1/1/41	101
1,441	Fannie Mae, Pool #AJ5303	4.00	11/1/41	1,513
1,929	Fannie Mae, Pool #AJ7689	4.00	12/1/41	2,024
858	Fannie Mae, Pool #AH5859	4.00	2/1/41	900
4,291	Fannie Mae, Pool #AH6242	4.00	4/1/26	4,555
578	Fannie Mae, Pool #AA9781	4.50	7/1/24	615
163	Fannie Mae, Pool #AA0860	4.50	1/1/39	174
158	Fannie Mae, Pool #982892	4.50	5/1/23	169
657	Fannie Mae, Pool #AB3192	4.50	6/1/41	703
380	Fannie Mae, Pool #AB0388	4.50	4/1/19	404
300	Fannie Mae, Pool #AU5302	4.50	10/1/43	321
1,405	Fannie Mae, Pool #AH9055	4.50	4/1/41	1,502
6,315	Fannie Mae, Pool #AH7521	4.50	3/1/41	6,750
757	Fannie Mae, Pool #AI4815	4.50	6/1/41	809
1,528	Fannie Mae, Pool #AL1107	4.50	11/1/41	1,634
844	Fannie Mae, Pool #MA0481	4.50	8/1/30	914
253	Fannie Mae, Pool #MA0511	4.50	9/1/30	273
2,934	Fannie Mae, Pool #889117	5.00	10/1/35	3,191
536	Fannie Mae, Pool #796663	5.00	9/1/19	571
3	Fannie Mae, Pool #650196	5.00	11/1/17	3
280	Fannie Mae, Pool #725238	5.00	3/1/34	305
525	Fannie Mae, Pool #725504	5.00	1/1/19	559
6	Fannie Mae, Pool #868986	5.00	5/1/21	6
3,697	Fannie Mae, Pool #AH5988	5.00	3/1/41	4,005
187	Fannie Mae, Pool #MA0184	5.00	9/1/29	204
96	Fannie Mae, Pool #627241	5.50	9/1/17	101
115	Fannie Mae, Pool #909662	5.50	2/1/22	124
14	Fannie Mae, Pool #A69671	5.50	12/1/37	15
200	Fannie Mae, Pool #949500	5.50	9/1/22	217
5	Fannie Mae, Pool #A79636	5.50	7/1/38	6
218	Fannie Mae, Pool #976945	5.50	2/1/23	237
149	Fannie Mae, Pool #AL0725	5.50	6/1/24	158
4,456	Fannie Mae, Pool #890221	5.50	12/1/33	4,867
11	Fannie Mae, Pool #630942	5.50	2/1/17	12
258	Fannie Mae, Pool #545400	5.50	1/1/17	272
84	Fannie Mae, Pool #545900	5.50	7/1/17	89
159	Fannie Mae, Pool #625938	5.50	3/1/17	167
3,990	Fannie Mae, Pool #AD0527	5.50	6/1/39	4,341
3,569	Fannie Mae, Pool #959451	6.00	12/1/37	3,895
4,165	Fannie Mae, Pool #725228	6.00	3/1/34	4,609
200	Fannie Mae, Pool #888596	6.50	7/1/37	221
1,030	Fannie Mae, Pool #AE0442	6.50	1/1/39	1,138
671	Fannie Mae, Pool #AL0583	6.50	10/1/39	742
875	Fannie Mae, Pool #889984	6.50	10/1/38	967
2,800	Fannie Mae, 15 YR TBA	2.50	10/25/28	2,816
200	Fannie Mae, 15 YR TBA	3.00	9/25/27	207
400	Fannie Mae, 15 YR TBA	3.00	10/25/28	414

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$500	Fannie Mae, 15 YR TBA	4.50	10/25/28	$531
300	Fannie Mae, 30 YR TBA	2.50	10/25/43	279
2,500	Fannie Mae, 30 YR TBA	3.00	10/25/43	2,442
1,050	Fannie Mae, 30 YR TBA	4.00	10/25/42	1,101
300	Fannie Mae, 30 YR TBA	4.50	10/25/43	320
800	Fannie Mae, 30 YR TBA	5.00	10/25/42	868
600	Freddie Mac, Pool #J23440	2.50	4/1/28	604
324	Freddie Mac, Pool #J22874	2.50	3/1/28	327
497	Freddie Mac, Pool #J25016	2.50	8/1/28	500
479	Freddie Mac, Pool #G18459	2.50	3/1/28	483
70	Freddie Mac, Pool #G18472	2.50	7/1/28	70
497	Freddie Mac, Pool #J18954	2.50	4/1/27	501
2,400	Freddie Mac, Pool #1B7911	2.71	12/1/40	2,492
292	Freddie Mac, Pool #K90311	3.00	4/1/33	292
31	Freddie Mac, Pool #Q18882	3.00	5/1/43	30
99	Freddie Mac, Pool #Q18599	3.00	6/1/43	97
881	Freddie Mac, Pool #G08534	3.00	6/1/43	858
493	Freddie Mac, Pool #G08525	3.00	5/1/43	480
1,094	Freddie Mac, Pool #G08537	3.00	7/1/43	1,066
471	Freddie Mac, Pool #C91581	3.00	11/1/32	471
483	Freddie Mac, Pool #C04446	3.00	1/1/43	471
817	Freddie Mac, Pool #C91456	3.50	6/1/32	851
3,532	Freddie Mac, Pool #G08495	3.50	6/1/42	3,587
467	Freddie Mac, Pool #C91403	3.50	3/1/32	484
182	Freddie Mac, Pool #Q05770	4.00	1/1/42	190
213	Freddie Mac, Pool #Q04411	4.00	11/1/41	223
4,621	Freddie Mac, Pool #A96286	4.00	1/1/41	4,834
500	Freddie Mac, Pool #G14453	4.00	6/1/26	529
156	Freddie Mac, Pool #G08483	4.00	3/1/42	163
493	Freddie Mac, Pool #G08459	4.00	9/1/41	515
151	Freddie Mac, Pool #G14786	4.00	4/1/19	160
339	Freddie Mac, Pool #J09503	4.50	4/1/24	359
164	Freddie Mac, Pool #J07849	4.50	5/1/23	174
471	Freddie Mac, Pool #J09311	4.50	2/1/24	499
303	Freddie Mac, Pool #E02862	4.50	3/1/26	322
8,858	Freddie Mac, Pool #A97692	4.50	3/1/41	9,433
639	Freddie Mac, Pool #A97495	4.50	3/1/41	680
43	Freddie Mac, Pool #1G2883	4.88	6/1/38	45
2,127	Freddie Mac, Pool #C01598	5.00	8/1/33	2,305
3,550	Freddie Mac, Pool #G04913	5.00	3/1/38	3,822
16	Freddie Mac, Pool #G06091	5.50	5/1/40	17
1,038	Freddie Mac, Pool #G06031	5.50	3/1/40	1,123
2,981	Freddie Mac, Pool #G01665	5.50	3/1/34	3,247
81	Freddie Mac, Pool #G30371	5.50	12/1/27	88
99	Freddie Mac, Pool #G30414	5.50	7/1/28	107
1,552	Freddie Mac, Pool #G02794	6.00	5/1/37	1,695
169	Freddie Mac, Pool #A62706	6.00	6/1/37	184
195	Freddie Mac, Pool #G05709	6.00	6/1/38	214
331	Freddie Mac, Pool #G03551	6.00	11/1/37	360
3,800	Freddie Mac, 30 YR TBA	3.50	10/15/43	3,857
2,400	Freddie Mac, Gold 15 YR TBA	2.50	10/15/28	2,414
2,500	Freddie Mac, Gold 15 YR TBA	3.00	10/15/28	2,584
1,600	Freddie Mac, Gold 15 YR TBA	3.50	11/15/28	1,684
800	Freddie Mac, Gold 15 YR TBA	4.00	10/15/28	847
400	Freddie Mac, Gold 15 YR TBA	5.00	10/15/27	424
100	Freddie Mac, Gold 30 YR TBA	2.50	10/25/43	92
4,880	Freddie Mac, Gold 30 YR TBA	3.00	10/15/42	4,749
400	Freddie Mac, Gold 30 YR TBA	4.00	10/15/43	418
286	Government National Mortgage Association, Pool #MA0719	2.00	1/20/43	292
99	Government National Mortgage Association, Pool #MA1109	2.00	6/20/43	101
282	Government National Mortgage Association, Pool #MA0483	2.00	10/20/42	289
277	Government National Mortgage Association, Pool #MA0712	2.50	1/20/43	283
99	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	100

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$191	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	$192
187	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	189
364	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	378
494	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	489
684	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	677
500	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	494
195	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	193
3,274	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	3,241
276	Government National Mortgage Association, Pool #MA0444	3.00	10/20/27	286
399	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	394
847	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	875
966	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	998
2,635	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	2,723
399	Government National Mortgage Association, Pool #738602	3.50	8/15/26	421
395	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	407
977	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	1,009
1,091	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	1,127
577	Government National Mortgage Association, Pool #753254	4.00	9/15/43	609
491	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	521
123	Government National Mortgage Association, Pool #779401	4.00	6/15/42	130
2,234	Government National Mortgage Association, Pool #5139	4.00	8/20/41	2,368
293	Government National Mortgage Association, Pool #738710	4.00	9/15/41	312
400	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	424
470	Government National Mortgage Association, Pool #713876	4.00	8/15/39	496
2,974	Government National Mortgage Association, Pool #721760	4.50	8/15/40	3,226
3,151	Government National Mortgage Association, Pool #717148	4.50	5/15/39	3,419
201	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	218
4,147	Government National Mortgage Association, Pool #4801	4.50	9/20/40	4,499
584	Government National Mortgage Association, Pool #5260	4.50	12/20/41	629
361	Government National Mortgage Association, Pool #604285	5.00	5/15/33	397
586	Government National Mortgage Association, Pool #694531	5.00	11/15/38	638
84	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	91
1,000	Government National Mortgage Association, Pool #782468	5.00	11/15/38	1,089
3,665	Government National Mortgage Association, Pool #4559	5.00	10/20/39	4,013
7	Government National Mortgage Association, Pool #673496	5.00	4/15/38	7
400	Government National Mortgage Association, Pool #712690	5.00	4/15/39	437
647	Government National Mortgage Association, Pool #782523	5.00	11/15/35	709
200	Government National Mortgage Association, Pool #675179	5.00	3/15/38	217
446	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	491
711	Government National Mortgage Association, Pool #783284	5.50	6/20/40	782
232	Government National Mortgage Association, Pool #658181	5.50	11/15/36	256
811	Government National Mortgage Association, Pool #510835	5.50	2/15/35	898
441	Government National Mortgage Association, Pool #MA0538	5.50	11/20/42	486
352	Government National Mortgage Association, Pool #4222	6.00	8/20/38	387
405	Government National Mortgage Association, Pool #4245	6.00	9/20/38	445
1,085	Government National Mortgage Association, Pool #781959	6.00	7/15/35	1,205
150	Government National Mortgage Association, Pool #694642	6.50	8/15/38	168
8	Government National Mortgage Association, Pool #690789	6.50	5/15/38	10
103	Government National Mortgage Association, Pool #695773	6.50	11/15/38	116
232	Government National Mortgage Association, Pool #699237	6.50	9/15/38	273
200	Government National Mortgage Association, 30 YR TBA	2.50	10/15/43	186
200	Government National Mortgage Association, 30 YR TBA	2.50	10/20/43	186
1,000	Government National Mortgage Association, 30 YR TBA	3.00	10/15/42	986
4,200	Government National Mortgage Association, 30 YR TBA	3.00	10/20/43	4,151
1,700	Government National Mortgage Association, 30 YR TBA	3.50	10/15/42	1,748
3,900	Government National Mortgage Association, 30 YR TBA	3.50	11/20/43	4,023
1,400	Government National Mortgage Association, 30 YR TBA	4.00	10/15/43	1,477
1,900	Government National Mortgage Association, 30 YR TBA	4.00	10/20/43	2,011
800	Government National Mortgage Association, 30 YR TBA	4.50	10/20/43	862
	Total U.S. Government Agency Mortgages			243,287

	Time Deposit — 0.16%
393	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	10/1/13	393

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — September 30, 2013 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Time Deposit (continued)
	Total Time Deposit			$393

	Mutual Fund — 11.08%
28,036,056	SSgA Treasury Money Market Fund(a)	0.00		28,036
	Total Mutual Fund			28,036

	Total Investments Before TBA Sale Commitments			287,867
	(cost $286,636) — 113.80%

	TBA Sale Commitments (b) — (6.87)%
$(100)	Fannie Mae	5.50	10/25/28	(105)
(1,650)	Fannie Mae, 15 YR TBA	4.00	10/25/28	(1,751)
(5,000)	Fannie Mae, 30 YR TBA	6.00	10/25/43	(5,468)
(2,000)	Fannie Mae, 30 YR TBA	5.50	10/25/42	(2,180)
(300)	Fannie Mae, 30 YR TBA	3.50	10/25/28	(317)
(3,300)	Fannie Mae, 30 YR TBA	3.50	10/25/42	(3,359)
(400)	Freddie Mac, Gold 30 YR TBA	5.00	10/15/43	(431)
(1,800)	Freddie Mac, Gold 30 YR TBA	4.50	10/15/43	(1,916)
(100)	Freddie Mac, Gold 30 YR TBA	5.50	10/15/43	(108)
(1,600)	Government National Mortgage Association, 30 YR TBA	4.50	10/15/43	(1,718)
	Total TBA Sale Commitments			(17,353)
	Liabilities in excess of other assets — (6.93)%			(17,528)
	Net Assets — 100.00%			$252,986

(a)	The rate disclosed is the rate in effect on September 30, 2013.
(b)	Represents a "to be announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Portfolio of Investments.)

TBA—Security is subject to delayed delivery

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond

Portfolio of Investments — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 93.35%
	Arizona — 8.08%
$650	Arizona State Transportation Board Grant Anticipation Notes, Revenue, Series A	5.00	7/1/17	$742
575	Phoenix Arizona Civic Improvement Corp. Wastewater System Revenue, Junior Lien	5.00	7/1/14	596
500	Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Senior Lien, Series A	3.00	7/1/15	522
				1,860
	California — 3.56%
765	California State, GO	5.00	4/1/15	818

	Colorado — 2.33%
500	Colorado Springs Co. Utilities Revenue, Series C-1	4.00	11/15/15	536

	Delaware — 3.05%
670	New Castle County Delaware, GO, Series A	3.00	7/15/15	702

	Florida — 4.18%
500	JEA Florida Electric System Revenue, Series 3-D-1	3.00	10/1/14	514
255	Port St. Lucie Florida Utility Revenue (NATL-RE)	5.00	9/1/16	282
150	Tallahassee Florida Energy System Revenue	5.00	10/1/16	166
				962
	Illinois — 12.36%
755	Cook County Township Illinois High School District #211 Palatine/Schaumburg, GO	1.00	12/1/14	761
300	Cook County Illinois Community College District No. 535 Oakton, GO	4.00	12/1/14	312
500	Kane County Illinois Forest Preserve District, GO	4.00	12/15/15	536
310	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO , Callable 1/1/15 @ 100.00	5.00	1/1/19	328
90	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO , Callable 1/1/15 @ 100.00	5.00	1/1/19	94
250	Naperville Illinois, GO	2.00	12/1/13	251
500	Regional Transportation Authority Revenue (AGM/GO of Authority)	5.75	6/1/16	560
				2,842
	Iowa — 1.11%
250	Waukee Iowa Community School District, Capital Loan Notes, GO, Series A	4.00	6/1/14	256

	Kentucky — 2.84%
650	Kentucky State Property & Buildings Commission Revenues, Series A	5.00	11/1/13	653

	Michigan — 8.97%
400	Grand Rapids Michigan Water Supply System Revenue	4.00	1/1/15	418
1,000	Michigan State, GO, Series A	4.00	11/1/16	1,096
500	Michigan State Trunk Line Revenue (NATL-RE/FGIC)	5.25	11/1/15	547
				2,061
	Nebraska — 4.40%
1,000	Nebraska Public Power District Revenue, Series A (NATL-RE/FGIC)	5.00	1/1/14	1,012

	New Mexico — 2.51%
500	New Mexico Finance Authority State Transportation Revenue, Series A-2	5.00	12/15/17	577

	New York — 9.71%
500	Berne-Knox-Westerlo New York Central School District, GO (State Aid Withholding)	2.00	12/15/13	502
1,500	New York City Transitional Finance Authority Revenue, Series D	5.00	11/1/17	1,733
				2,235
	North Carolina — 1.79%
400	North Carolina State Turnpike Authority Monroe Connector System Appropriation Revenue	4.00	7/1/14	411

	Ohio — 3.34%
730	Ohio State, GO	3.00	11/1/15	768

	Pennsylvania — 1.69%
380	South Eastern Pennsylvania School District York County, GO (State Aid Withholding)	2.00	2/15/16	389

	Texas — 11.34%
735	Austin Texas Independent School District, GO, Series A	3.00	8/1/14	752
745	College Station Texas, GO	5.00	2/15/16	819
400	Hurst-Euless-Bedford Texas Independent School District, GO (PSF-GTD)	5.00	8/15/17	459
310	League City Texas, GO, Series A	4.00	2/15/15	326
250	Texas State University Systems Financing Revenue, Series A	4.00	3/15/14	254
				2,610

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond

Portfolio of Investments (concluded) — September 30, 2013 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Utah — 2.44%
$500	Washington County Utah Water Conservancy District Revenue	5.25	10/1/16	$563

	Washington — 4.72%
200	Cascade Water Alliance Washington Water System Revenue (AMBAC)	5.00	9/1/15	217
800	Washington State Health Care Facilities Authority, Catholic Health, Revenue, Series A	5.00	2/1/16	870
				1,087
	Wisconsin — 4.93%
600	Madison Wisconsin Area Technical College, Promissory Notes, GO, Series B	3.00	3/1/16	633
500	Milwaukee Wisconsin, GO, Series B-6 , Callable 10/1/13 @ 100.00	5.00	10/1/14	500
				1,133
	Total Municipal Bonds			21,475

	Mutual Fund — 5.25%
1,207,669	State Street Institutional Tax Free Money Market Fund, Institutional Shares(a)	0.00		1,208
	Total Mutual Fund			1,208

	Total Investments (cost $22,284) — 98.60%			22,683
	Other assets in excess of liabilities — 1.40%			323
	Net Assets — 100.00%			$23,006

(a)	The rate disclosed is the rate in effect on September 30, 2013.

AGM—Assured Guaranty Municipal Corporation

AMBAC—American Municipal Bond Assurance Corporation

FGIC—Financial Guaranty Insurance Company

GO—General Obligation

NATL-RE—Reinsurance provided by National Reinsurance

PSF-GTD—Public School Fund Guaranteed

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond

Portfolio of Investments — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 97.93%
	Alabama — 1.87%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/18	$1,729
2,500	Birmingham Alabama Waterworks Board Water Revenue, Series A , Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/21	2,788
2,920	Birmingham Alabama Waterworks Board Water Revenue, Series A , Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/22	3,242
				7,759
	Alaska — 0.62%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A , Callable 4/1/20 @ 100.00 (GO of Authority)	5.25	4/1/22	2,559

	Arizona — 1.53%
1,625	Phoenix Arizona Civic Improvement Corp. Transportation Excise Tax Revenue	5.00	7/1/18	1,878
1,895	Pinal County Arizona Certificates of Participation	5.00	12/1/14	1,967
2,420	Pinal County Arizona Certificates of Participation	5.25	12/1/15	2,533
				6,378
	Arkansas — 0.04%
150	Fayetteville Arkansas Sales & Use Tax Revenue, Capital Improvements, Series B (MBIA)	4.00	12/1/15	152

	California — 15.50%
5,000	California State, GO , Callable 4/1/19 @ 100.00	5.50	4/1/21	5,802
5,000	California State, GO , Callable 10/1/19 @ 100.00	5.25	10/1/20	5,861
4,060	California State Department of Water Resources Revenue, Central Valley Project , Callable 11/4/13 @ 100.00	5.25	7/1/22	4,067
5,000	California State Economic Recovery, GO, Series A , Callable 7/1/19 @ 100.00	5.00	7/1/20	5,834
5,000	California State Economic Recovery, GO, Series A	5.00	7/1/18	5,853
1,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	1,106
725	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	726
2,727	Knightsen School District Lease Certificates California, Flexfund Program (a)	4.75	12/1/27	2,631
2,500	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/20	2,988
1,650	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/21	1,979
4,200	Los Angeles California Harbor Department Revenue, Series B, AMT (NATL-RE/FGIC)	5.00	8/1/16	4,662
5,000	Los Angeles California Harbor Department Revenue, Series C , Callable 8/1/19 @ 100.00	5.25	8/1/22	5,691
2,500	Los Angeles California Wastewater System Revenue, Series A	5.00	6/1/20	2,976
1,250	North Natomas California Community Facilities District Special Tax Revenue, Series E	5.00	9/1/18	1,360
5,000	Orange County California Sanitation District Wastewater Revenue, Series A	5.00	2/1/22	6,035
3,500	San Francisco California City & County Airports Commission International Terminal Revenue, AMT	5.25	5/1/18	4,023
2,500	University of California Revenue, Series Q , Callable 5/15/17 @ 101.00	5.25	5/15/23	2,871
				64,465
	Colorado — 1.26%
3,495	Colorado State Educational & Cultural Facilities Authority Revenue, Series B	5.00	4/1/19	3,941
1,150	Denver City & County Colorado Airport Revenue, Series A, AMT	5.00	11/15/19	1,286
				5,227
	Connecticut — 0.66%
2,420	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure	5.00	1/1/17	2,730

	Delaware — 0.16%
645	Delaware State Housing Authority Revenue, Single Family Mortgage, Series A, AMT (AGM)	5.80	7/1/35	662

	Florida — 8.96%
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	6.00	6/1/16	5,632
3,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.25	6/1/17	3,370
2,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.00	6/1/19	2,266
2,795	Clearwater Florida Water & Sewer Revenue, Series B	5.00	12/1/17	3,175
950	Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	991
2,000	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/16	2,219

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Florida (continued)
$2,000	Florida State Municipal Power Agency Revenue, Series A , Callable 10/1/19 @ 100.00	5.25	10/1/22	$2,250
4,475	Hillsborough County Port District Revenue, Tampa Port Authority Project, Series A, AMT, Callable 6/1/15 @ 100.00 (NATL-RE)	5.00	6/1/19	4,678
2,245	Hillsborough County Florida Solid Waste & Resource Recovery Revenue, Series A, AMT, Callable 9/1/16 @ 100.00 (AMBAC)	5.00	9/1/18	2,440
4,700	Lakeland Florida Energy System Revenue, Series B (AGM)	5.00	10/1/17	5,373
1,000	Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,076
3,250	Orlando & Orange County Expressway Authority Revenue, Series B	5.00	7/1/17	3,679
				37,149
	Georgia — 4.22%
3,650	Atlanta Georgia Water & Wastewater Revenue, Series A , Callable 11/1/19 @ 100.00	6.00	11/1/21	4,352
1,700	Atlanta Georgia Water & Wastewater Revenue, Series B	5.00	11/1/19	1,978
5,000	DeKalb County Georgia School District, Sales Tax, GO (State Aid Withholding)	4.00	11/1/17	5,568
1,000	Municipal Electric Authority of Georgia Revenue, SUB, Series D , Callable 7/1/18 @ 100.00	5.75	1/1/19	1,174
2,500	Georgia Private Colleges & Universities Authority Revenue, Emory University, Series A	5.00	9/1/16	2,805
1,500	Savannah Georgia Economic Development Authority Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT	5.50	7/1/16	1,634
				17,511
	Hawaii — 1.96%
6,100	Hawaii State Airports System Revenue, Series B, AMT	5.00	7/1/16	6,722
1,575	Hawaii State Department of Budget & Finance Special Purpose Revenue, Queens Health System, Series B (AMBAC) (b)	0.24	7/1/24	1,457
				8,179
	Idaho — 0.41%
170	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series E, Class III, AMT	5.30	1/1/22	170
1,545	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	1,567
				1,737
	Illinois — 5.99%
1,250	Chicago Illinois, GO, Series A , Callable 1/1/18 @ 100.00	5.00	1/1/19	1,327
2,500	Chicago Illinois, GO, Series A , Callable 1/1/15 @ 100.00 (AGM)	5.00	1/1/17	2,594
2,755	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT , Callable 11/4/13 @ 100.00 (a)	7.46	2/15/26	2,096
325	Illinois State Educational Facilities Authority Revenue (c)	–	7/1/14	324
3,250	Illinois State, GO, Series A	5.00	4/1/20	3,557
2,500	Illinois State, GO	4.00	7/1/16	2,660
2,440	Illinois State, GO	5.00	7/1/17	2,690
3,000	Illinois State Sales Tax Revenue, Junior Obligation	5.00	6/15/17	3,405
2,500	Illinois State Unemployment Insurance Fund Building Receipts Revenue, Series B , Callable 6/15/15 @ 100.00	5.00	6/15/19	2,677
2,490	Railsplitter Tobacco Settlement Authority Illinois Revenue	5.00	6/1/17	2,762
330	Rockford-Concord Commons Housing Finance Corp. Illinois Mortgage Revenue, Concord Commons Project, Series A (FHA)	6.15	11/1/22	330
300	Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	301
100	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT (d)(e)	5.90	2/1/14	100
				24,823
	Indiana — 2.39%
5,550	Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Co., Series C	4.90	1/1/16	5,898
1,655	Indianapolis Indiana Thermal Energy System Revenue (AGM)	5.00	10/1/17	1,851
2,000	Shelbyville Indiana Central Renovation School Building Corp. Revenue, First Mortgage , Callable 7/15/15 @ 100.00 (MBIA)	5.00	7/15/18	2,114
				9,863
	Louisiana — 1.88%
1,000	Louisiana Stadium & Exposition District, Series A	5.00	7/1/18	1,136
6,000	Tobacco Settlement Financing Corp. Louisiana Revenue, Series A	5.00	5/15/19	6,738
				7,874

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Maryland — 0.11%
$435	Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	$452

	Massachusetts — 7.42%
1,690	Massachusetts State Clean Energy Cooperative Corp. Revenue	4.00	7/1/17	1,863
4,730	Massachusetts State Educational Financing Authority Revenue, Series K	5.00	7/1/19	5,122
2,315	Massachusetts State Development Finance Agency Revenue, Bentley University , Callable 7/1/20 @ 100.00	5.00	7/1/21	2,565
2,180	Massachusetts State Development Finance Agency Revenue, Bentley University , Callable 7/1/20 @ 100.00	5.00	7/1/22	2,391
2,920	Massachusetts State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I	5.25	1/1/21	3,210
4,170	Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series A	5.00	10/1/17	4,734
1,390	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/18	1,502
1,250	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/19	1,340
2,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B	5.00	10/15/16	2,251
5,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B	5.00	10/15/18	5,838
				30,816
	Michigan — 6.01%
1,440	Detroit Michigan Water Supply System Revenue, Senior Lien, Series B , Callable 7/1/16 @ 100.00 (NATL-RE)	5.00	7/1/18	1,442
1,200	Kent Hospital Finance Authority Revenue, Spectrum Health Hospitals, Series A	5.00	11/15/16	1,339
2,500	Michigan State Finance Authority Revenue, State Revolving Fund, Clean Water	5.00	10/1/17	2,863
6,000	Michigan State Finance Authority Revenue, Series B , Callable 7/1/18 @ 100.00	5.00	7/1/21	6,816
1,750	Michigan State Finance Authority Revenue, State Revolving Fund, Clean Water	5.00	10/1/17	1,997
2,500	Michigan State Finance Authority Revenue, State Revolving Fund, Clean Water, Series C	4.38	8/20/14	2,511
2,000	Michigan State, GO, Series A	5.00	11/1/19	2,343
235	Michigan State Hospital Finance Authority Revenue, Series P, ETM (MBIA)	5.38	8/15/14	238
1,665	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Junior Lien, AMT, Callable 12/1/17 @ 100.00 (NATL-RE/FGIC)	5.00	12/1/22	1,773
965	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, AMT, Callable 12/1/15 @ 100.00 (AGC-ICC MBIA)	4.75	12/1/18	1,023
2,500	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Series A, AMT	5.00	12/1/14	2,623
				24,968
	Missouri — 2.71%
2,500	Kansas City Missouri Airport Revenue, Series A, AMT	5.00	9/1/20	2,813
2,410	Missouri State Regional Convention & Sports Complex Authority Revenue, Series A	5.00	8/15/17	2,743
5,000	Missouri State Highways & Transit Commission State Road Revenue , Callable 5/1/17 @ 100.00	5.25	5/1/21	5,666
				11,222
	Nebraska — 0.00%
1,000	Nebraska Educational Finance Authority Revenue, Dana College, Series A , Callable 11/4/13 @ 101.00 (d)(e)	5.50	3/15/25	5
475	Nebraska Educational Finance Authority Revenue, Dana College, Series D , Callable 11/5/13 @ 100.00 (d)(e)	5.45	3/15/30	2
765	Nebraska Educational Finance Authority Revenue, Dana College, Series D , Callable 11/5/13 @ 100.00 (d)(e)	5.55	3/15/35	4
				11
	New Jersey — 1.60%
3,830	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	3,964
2,500	New Jersey Economic Development Authority Revenue, School Facilities Construction, Series N-1 , Callable 9/1/15 @ 100.00 (NATL-RE)	5.00	9/1/18	2,673
				6,637
	New York — 8.08%
1,435	Metropolitan Transportation Authority Revenue, Series A-2	5.00	11/15/16	1,610
1,500	Metropolitan Transportation Authority Revenue, Series C	5.00	11/15/18	1,724

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
$2,000	Metropolitan Transportation Authority Revenue, Series G	5.00	11/15/17	$2,287
3,250	New York State, GO, Series B	5.00	8/1/17	3,719
3,020	New York State, GO, Series E , Callable 8/1/19 @ 100.00	5.00	8/1/21	3,439
5,915	New York NY, GO, Series D	5.00	8/1/17	6,767
2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A , Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00	2/15/22	2,812
3,000	New York City Transitional Finance Authority Future Tax Revenue, Sub Series 13	5.00	11/1/17	3,465
2,835	New York City Transitional Finance Authority Future Tax Secured Bonds Revenue, Sub Series I	5.00	5/1/17	3,236
745	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	763
85	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	86
3,000	Port Authority of New York & New Jersey NY Revenue, Consolidated 175th Series	5.00	12/1/17	3,452
200	Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (GO of Authority)	5.20	1/1/20	210
				33,570
	North Carolina — 0.66%
3,000	Wake County Industrial Facilities & Pollution Control Financing Authority Revenue, Series E (b)	0.09	10/1/22	2,715

	Ohio — 3.31%
6,535	Kent State University Revenue, Series B , Callable 5/1/19 @ 100.00 (Assured GTY)	5.00	5/1/22	7,304
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,174
2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A , Callable 11/15/20 @ 100.00	5.75	11/15/22	2,863
1,875	Ohio State Capital Facilities Lease Appropriation Revenue, Administrative Building Fund Project, Series A	5.00	10/1/18	2,175
250	Ohio State Higher Education Facility Revenue, Kenyon College Project , Callable 7/1/15 @ 100.00 (b)	4.95	7/1/37	270
				13,786
	Oregon — 1.40%
5,120	Oregon State Department of Administrative Services Certificates of Participation, Series A	5.00	5/1/17	5,807

	Pennsylvania — 5.67%
1,230	Montgomery County Pennsylvania Industrial Development Authority Revenue, Acts Retirement-Life Communities, Inc., Series B , Callable 11/15/16 @ 100.00	5.00	11/15/17	1,317
2,960	Pennsylvania State Economic Development Finance Authority, Unemployment Compensation Revenue, Series B , Callable 1/1/18 @ 100.00	5.00	7/1/21	3,344
3,500	Pennsylvania State Economic Development Finance Authority, Unemployment Compensation Revenue, Series B , Callable 7/1/17 @ 100.00	5.00	1/1/22	3,936
2,500	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue	5.00	6/15/18	2,888
2,530	Pennsylvania State, GO	5.00	7/1/18	2,944
5,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, Series A	5.00	9/1/17	5,726
950	Philadelphia Pennsylvania Municipal Authority Revenue, Series B , Callable 11/15/13 @ 100.00 (AGM)	5.25	11/15/15	956
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B , Callable 3/15/19 @ 100.00 (GO of University)	5.50	9/15/21	2,357
				23,468
	Puerto Rico — 1.19%
1,380	Puerto Rico Electric Power Authority Power Revenue, Series TT	5.00	7/1/17	1,277
2,000	Puerto Rico Electric Power Authority Power Revenue, Series DDD	5.00	7/1/20	1,655
2,500	Puerto Rico Electric Power Authority Power Revenue, Series DDD , Callable 7/1/20 @ 100.00	5.00	7/1/22	1,997
				4,929
	South Carolina — 0.95%
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2 , Callable 1/1/21 @ 100.00	5.00	1/1/22	3,940

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	South Dakota — 0.06%
$215	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	$230

	Texas — 7.52%
1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	1,955
885	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1 (GNMA)	6.55	12/20/34	915
3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E, AMT	5.00	11/1/19	3,928
20	Dallas Texas, GO, Series A, ETM	5.00	2/15/18	23
6,380	Dallas Texas, GO, Series A	5.00	2/15/18	7,375
5,000	Fort Worth Texas Independent School District, GO , Callable 2/15/18 @ 100.00 (PSF-GTD)	5.00	2/15/21	5,656
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00	9/1/20	2,222
2,345	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,144
2,500	San Antonio Texas Electricity & Gas Revenue, Series D	5.00	2/1/18	2,887
2,500	Texas State College Student Loan, GO, AMT	5.50	8/1/19	2,977
				31,082
	Utah — 0.47%
1,500	Intermountain Power Agency Power Supply Revenue, Series A	5.00	7/1/17	1,707
235	Utah Housing Corp., Single Family Mortgage, SUB, Series D-2, Class III, AMT, Callable 11/5/13 @ 100.00	5.00	7/1/18	235
				1,942
	Washington — 2.87%
1,500	Energy Northwest Washington Electric Revenue, Columbia Station, Series A , Callable 7/1/16 @ 100.00	5.00	7/1/21	1,652
3,500	Energy Northwest Washington Electric Revenue, Columbia Station, Series A , Callable 7/1/16 @ 100.00	5.00	7/1/23	3,828
3,500	Energy Northwest Washington Electric Revenue, Project 3, Series A	5.25	7/1/18	4,115
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25	12/1/21	1,162
1,000	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series B	5.00	10/1/19	1,159
				11,916
	Wisconsin — 0.45%
1,625	Wisconsin State, GO, Series 1	5.00	5/1/17	1,853
	Total Municipal Bonds			406,412

	Corporate Bond — 0.00%
3,939	ASC Equipment (Diversified Financial Services) (d)(f)	5.13	3/1/08	–
	Total Corporate Bond			–

	Time Deposit — 0.87%
3,622	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	10/1/13	3,622
	Total Time Deposit			3,622

	Total Investments (cost $403,963) — 98.80%			410,034

	Other assets in excess of liabilities — 1.20%			4,988
	Net Assets — 100.00%			$415,022

Amounts designated as "—" are $0 or have been rounded to $0.

(a)	These securities have been deemed illiquid by the Specialist Manager and represent 1.14% of the Portfolio.
(b)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2013. The maturity date represents actual maturity date.
(c)	Zero Coupon Security. Effective rate shown is as of September 30, 2013.
(d)	Escrow security due to bankruptcy.
(e)	Issuer has defaulted on the payment of interest. These securities have been deemed illiquid by the Specialist Manager and represent 0.03% of the Portfolio's net assets.
(f)	Issuer has defaulted on the payment of principal and interest. These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio's net assets.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond

Portfolio of Investments (concluded) — September 30, 2013 (Unaudited)

AGC—Associated General Contractors

AGM—Assured Guaranty Municipal Corporation

AMBAC—American Municipal Bond Assurance Corporation

AMT—Alternative Minimum Tax

ETM—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Company

FHA—Federal Housing Administration

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

GO—General Obligation

GTY—Guaranty

ICC—Interstate Commerce Commission

MBIA—Municipal Bond Insurance Association

NATL-RE—Reinsurance provided by National Reinsurance

PSF-GTD—Public School Fund Guaranteed

SONYMA—State of New York Mortgage Agency

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II

Portfolio of Investments — September 30, 2013 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 94.90%
	Alabama — 5.18%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$1,741
1,000	Alexander City, GO, Series A (Assured GTY)	5.00	5/1/18	1,124
1,050	Foley Utilities Board Utilities Revenue	4.00	11/1/14	1,091
				3,956
	Arizona — 0.20%
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	155

	California — 3.62%
1,000	California State Department of Water Resources, Power Supply Revenue, Series L , Callable 5/1/20 @ 100.00	5.00	5/1/22	1,161
1,500	Los Angeles California Unified School District, GO, Series A-2 , Callable 7/1/15 @ 100.00 (NATL-RE)	5.00	7/1/19	1,612
				2,773
	Florida — 12.78%
405	Broward County Florida Airport System Revenue, Series L (AMBAC)	5.00	10/1/13	405
1,550	Florida Water Pollution Control Financing Corp. Revenue, Series A	5.00	7/15/16	1,728
400	JEA Florida Electric System Revenue, Series A	5.00	10/1/15	434
875	Jacksonville Florida Special Revenue, Series A	5.00	10/1/15	952
895	Lee County Florida Water & Sewer Revenue	4.00	10/1/15	949
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,172
1,085	Orange Country Florida School Board Certificates of Participation, Series A	5.00	8/1/23	1,246
1,000	Palm Beach County Florida Public Improvement Revenue, Series 2	5.00	11/1/16	1,129
1,500	West Palm Beach Florida Utility System Revenue, Series A , Callable 10/1/21 @ 100.00	5.00	10/1/22	1,732
				9,747
	Hawaii — 2.25%
1,500	Honolulu City & County Hawaii, GO, Series B , Callable 12/1/20 @ 100.00	5.00	12/1/23	1,717

	Illinois — 5.22%
2,000	Cook County Illinois, GO, Series B , Callable 11/15/13 @ 100.00 (NATL-RE)	5.25	11/15/16	2,010
1,000	Lake County Illinois Community High School District No. 124 Grant, GO	5.00	12/1/14	1,051
425	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO , Callable 1/1/15 @ 100.00	5.00	1/1/19	450
125	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO , Callable 1/1/15 @ 100.00	5.00	1/1/19	131
320	Northbrook Illinois, GO	3.00	12/1/15	335
				3,977
	Kentucky — 1.37%
1,005	Kentucky State Property & Buildings Commission Revenues	5.00	8/1/14	1,044

	Maine — 2.04%
1,500	Maine Municipal Bond Bank Grant Anticipation Revenue, Department of Transportation, Series A	4.00	9/1/14	1,552

	Maryland — 4.74%
505	Baltimore County Maryland, Metropolitan District 70th Issue, GO	5.00	9/1/14	527
1,360	Charles County Maryland, Consolidated Public Improvement, GO	4.00	7/15/20	1,526
1,330	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	1,561
				3,614
	Massachusetts — 3.17%
2,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B	5.25	7/1/21	2,418

	Michigan — 2.36%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,137
600	Kentwood Michigan Public Schools, GO	4.00	5/1/19	661
				1,798
	Minnesota — 0.61%
400	Crow Wing County Minnesota, GO, Series A	5.00	2/1/19	467

	Nebraska — 1.41%
1,000	Lincoln Nebraska Waterworks Revenue	3.00	8/15/18	1,073

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II

Portfolio of Investments (continued) — September 30, 2013 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Nevada — 2.60%
$800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	$922
1,000	Nevada State, Capital Improvement, GO, Series A , Callable 2/1/15 @ 100.00	5.00	2/1/19	1,063
				1,985
	New Mexico — 0.68%
500	New Mexico Finance Authority State Transportation Revenue, Sub Lien, Series B (XLCA)	4.00	12/15/14	522

	New York — 4.95%
2,245	New York City Transitional Finance Authority Revenue, Series D , Callable 2/1/21 @ 100.00	5.25	2/1/22	2,651
1,025	New York City Transitional Finance Authority Revenue, Sub Series E	5.00	11/1/15	1,122
				3,773
	Ohio — 5.21%
1,400	Cuyahoga County Ohio, GO, Series A	5.00	12/1/19	1,644
1,000	Ohio State, GO, Series B	5.00	9/15/17	1,152
1,000	Ohio State Building Authority State Facilities Revenue	5.00	10/1/21	1,172
				3,968
	Oklahoma — 1.72%
1,150	Oklahoma State Capitol Improvement Authority State Facilities Revenue, Series A	5.00	7/1/17	1,311

	Pennsylvania — 1.55%
1,000	Pennsylvania State, GO, Series A	5.00	5/1/20	1,184

	South Carolina — 1.67%
1,100	Richland County School District No. 2, GO, Series A , Callable 2/1/19 @ 100.00 (SCSDE)	5.00	2/1/20	1,270

	Texas — 11.28%
1,000	Collin County Texas, GO, Series A	4.00	2/15/19	1,117
1,250	Dallas Texas Waterworks & Sewer System Revenue , Callable 10/1/21 @ 100.00	5.00	10/1/23	1,454
1,025	Galveston County Texas, GO (AGM)	5.25	2/1/14	1,042
465	Potter County Texas, GO	3.00	3/1/14	470
1,435	Sugar Land Texas, GO , Callable 2/15/19 @ 100.00	5.00	2/15/21	1,615
1,800	Texas State University Systems Financing Revenue	5.00	3/15/17	2,044
750	Webb County Texas, GO	4.50	2/15/19	845
				8,587
	Utah — 1.43%
1,050	Intermountain Power Agency Power Supply Revenue, Series A , Callable 7/1/14 @ 100.00	5.00	7/1/16	1,087

	Virginia — 2.31%
1,500	Virginia State College Building Authority Educational Facilities Revenue, Series A , Callable 9/1/22 @ 100.00	5.00	9/1/23	1,759

	Washington — 14.12%
500	Everett Washington Water & Sewer Revenue	5.00	12/1/17	577
1,000	King County Washington, GO	5.25	1/1/23	1,203
1,400	King County Washington Sewer Revenue , Callable 1/1/22 @ 100.00	5.00	1/1/24	1,608
1,500	King County Washington Sewer Revenue	5.00	1/1/20	1,769
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,811
1,500	Tacoma Washington Water Revenue, Series A , Callable 6/1/20 @ 100.00	5.00	12/1/22	1,711
1,800	Washington State, GO, Series R-2011-A	5.00	1/1/18	2,078
				10,757
	Wisconsin — 2.43%
1,220	Menomonee Falls Wisconsin School District, GO , Callable 4/1/17 @ 100.00 (NATL-RE/FGIC)	4.75	4/1/21	1,315
500	Wisconsin State, GO, Series C	5.00	5/1/15	536
				1,851
	Total Municipal Bonds			72,345

	Mutual Fund — 3.97%
3,025,716	State Street Institutional Tax Free Money Market Fund, Institutional Shares(a)	0.00		3,026
	Total Mutual Fund			3,026

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II

Portfolio of Investments (concluded) — September 30, 2013 (Unaudited)

Value (000)

Total Investments (cost $73,438) — 98.87%	$75,371

Other assets in excess of liabilities — 1.13%	860
Net Assets — 100.00%	$76,231

(a)	The rate disclosed is the rate in effect on September 30, 2013.

AGM—Assured Guaranty Municipal Corporation

AMBAC—American Municipal Bond Assurance Corporation

FGIC—Financial Guaranty Insurance Company

GO—General Obligation

GTY—Guaranty

NATL-RE—Reinsurance provided by National Reinsurance

SCSDE—Insured by South Carolina School Discount Enhancement

XLCA—XL Capital Assurance, Inc.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

Notes to Portfolios of Investments - September 30, 2013 (Unaudited)

1. DESCRIPTION. HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of September 30, 2013, the Trust offered nineteen separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization - Mid Capitalization Equity Portfolio (“Small Capitalization Portfolio”) (formerly “The Small Capitalization Equity Portfolio”), The Institutional Small Capitalization - Mid Capitalization Equity Portfolio (“Institutional Small Capitalization Portfolio”) (formerly “The Institutional Small Capitalization Equity Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (“Commodity Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”) The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”).

Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of September 30, 2013, the HC Advisors Shares for U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio and Short-Term Municipal Portfolio had not yet commenced operations. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio are diversified portfolios under the 1940 Act. The Real Estate Portfolio is a non-diversified portfolio, which means that it may concentrate its investments in the securities of a limited number of issuers.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their Portfolios of Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Portfolio Valuation. The net asset value (“NAV”) per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) - September 30, 2013 (Unaudited)

B. Securities Valuation. Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 —	quoted prices in active markets for identical assets

•	Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 —	significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange Traded Funds): Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, or on NASDAQ, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on that exchange provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) - September 30, 2013 (Unaudited)

Mutual Funds: Mutual funds are valued at their respective daily NAV and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, and U.S. Government and Agency Securities): Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Asset Backed and Mortgage Backed Securities: In addition to the inputs discussed above for fixed income securities, asset backed and mortgage backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Short-Term Obligations: Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of September 30, 2013 (amounts in thousands):

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks[1]	$583,060	$—	$—	$583,060
Time Deposit	—	3,095	—	3,095
Total Investments	$583,060	$3,095	$—	$586,155

Institutional Value Portfolio
Common Stocks[1]	$803,456	$—	$—	$803,456
Time Deposit	—	9,212	—	9,212
Total Investments	$803,456	$9,212	$—	$812,668

Growth Portfolio
Common Stocks[1]	$733,882	$—	$—	$733,882
Time Deposit	—	3,836	—	3,836
Mutual Funds	497	—	—	497
Total Investments	$734,379	$3,836	$—	$738,215

Institutional Growth Portfolio
Common Stocks[1]	$962,422	$—	$—	$962,422
Corporate Bonds[1]	—	6,066	—	6,066
Asset Backed Securities	—	1,654	—	1,654
Collateralized Mortgage Obligations	—	27,426	—	27,426
Certificates of Deposit	—	3,784	—	3,784
Global Bonds[2]	—	7,237	—	7,237
Municipal Bonds[3]	—	935	—	935
U.S. Government Agency Securities	—	15,600	—	15,600
U.S. Government Agency Mortgages	—	7,891	—	7,891
U.S. Treasury Obligations	—	71,178	—	71,178
Yankee Dollars[1]	—	6,372	—	6,372
Time Deposit	—	4,534	—	4,534
Mutual Funds	5,949	—	—	5,949
Put Option Purchased	—	2	—	2
Total Investments	$968,371	$152,679	$—	$1,121,050
Other Financial Instruments[4]
Futures	$(785)	$—	$—	$(785)
Currency Contracts	—	(360)	—	(360)
Written Options	—	(11)	—	(11)
Interest Rate Swaps	—	(46)	—	(46)

Small Capitalization Portfolio
Common Stocks[1]	$105,025	$—	$—	$105,025
Contingent Rights	—	—	—	—
Warrants	—	—	—	—
Time Deposit	—	2,726	—	2,726
Mutual Funds	210	—	—	210
Total Investments	$105,235	$2,726	$—	$107,961

Institutional Small Capitalization Portfolio
Common Stocks[1]	$137,765	$—	$—	$137,765
Contingent Rights	—	—	—	—
Time Deposit	—	4,420	—	4,420
Mutual Funds	301	—	—	301
Total Investments	$138,066	$4,420	$—	$142,486

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Real Estate Portfolio
Common Stocks[1]	$137,425	$—	$—	$137,425
Mutual Fund	4,392	—	—	4,392
Total Investments	$141,817	$—	$—	$141,817

Commodity Portfolio
Common Stocks[1,4]	$604,140	$—	$—	$604,140
Preferred Stocks[2]	5,934	—	—	5,934
Warrant	29	—	—	29
Corporate Bonds	—	3,898	—	3,898
Asset Backed Securities	—	7,266	—	7,266
Collateralized Mortgage Obligations	—	4,673	—	4,673
Certificate of Deposit	—	798	—	798
Global Bonds[2]	—	3,948	—	3,948
U.S. Government Agency Securities	—	21,980	—	21,980
U.S. Treasury Obligations	—	133,874	—	133,874
Yankee Dollars[2]	—	8,373	—	8,373
Time Deposit	—	16,284	—	16,284
Repurchase Agreements	—	174,600	—	174,600
Mutual Funds	4,739	—	—	4,739
Call Option Purchased	32	88		120
Put Option Purchased	—	145		145
Total Investments	$614,874	$375,927	$—	$990,801
Other Financial Instruments[4]
Futures	$1,577	$—	$—	$1,577
Currency Contracts	—	(59)	—	(59)
Written Options	(9)	(162)	—	(171)
Variance Swaps	—	26	—	26
Commodity Swaps	—	(2,429)	—	(2,429)
Total Return Swaps	—	(175)	—	(175)
Interest Rate Swaps	—	(319)	—	(319)

International Portfolio
Common Stocks[1,2]	$1,433,998	$—	$—	$1,433,998
Preferred Stocks[2]	3,790	—	—	3,790
Warrant[2]	43	—	—	43
Rights	498	—	—	498
Time Deposit	—	10,898	—	10,898
Mutual Funds	78,711	—	—	78,711
Total Investments	$1,517,040	$10,898	$-	$1,527,938
Other Financial Instruments[4]
Currency Contracts	$—	$(41)	$—	$(41)

Institutional International Portfolio
Common Stocks[1,2]	$2,496,148	$—	$—	$2,496,148
Preferred Stocks[2]	5,611	—	—	5,611
Warrant[2]	58	—	—	58
Rights	822	—	—	822
Time Deposit	—	17,620	—	17,620
Mutual Funds	139,073	—	—	139,073
Total Investments	$2,641,712	$17,620	$—	$2,659,332
Other Financial Instruments[5]
Currency Contracts	$—	$(60)	$—	$(60)

Portfolio	LEVEL 1 - Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Emerging Markets Portfolio
Common Stocks[1]	$1,143,407	$—	$—	$1,143,407
Preferred Stocks[1,2]	42,128	—	—	42,128
Time Deposit	—	15,049	—	15,049
Mutual Funds	24,472	—	—	24,472
Total Investments	$1,210,007	$15,049	$—	$1,225,056
Other Financial Instruments[4]
Futures	$(44)	$—	$—	$(44)
Currency Contracts	—	(175)	—	(175)

Core Fixed Income Portfolio
Asset Backed Securities	$—	$387	$—	$387
Collateralized Mortgage Obligations	—	2,055	—	2,055
U.S. Government Agency Mortgages	—	36,459	—	36,459
U.S. Government Agency Securities	—	2,733	—	2,733
Corporate Bonds[1]	—	25,167	—	25,167
U.S. Treasury Obligations	—	22,865	—	22,865
Yankee Dollars[1]	—	5,503	—	5,503
Preferred Stocks[1]	1,103	—	—	1,103
Time Deposit	—	570	—	570
Mutual Funds	5,571	—	—	5,571
Total Investments	$6,674	$95,739	$—	$102,413
TBA Sale Commitments	$—	$(2,143)	$—	$(2,143)

Fixed Opportunity Portfolio
Corporate Bonds[1]	$—	$638,998	$—	$638,998
Bank Loan[1]	—	1,000	—	1,000
Yankee Dollars[1]	—	131,166	—	131,166
Preferred Stocks[1]	5,932	—	—	5,932
Time Deposit	—	17,044	—	17,044
Mutual Funds	42,256	—	—	42,256
Total Investments	$48,188	$788,208	$—	$836,396

U.S. Government Fixed Income Portfolio
U.S. Government Agency Securities	$—	$26,655	$—	$26,655
Corporate Bonds[1]	—	282	—	282
U.S. Treasury Obligations	—	222,657	—	222,657
Time Deposit	—	377	—	377
Total Investments	$—	$249,971	$—	$249,971

U.S. Corporate Fixed Income Portfolio
Corporate Bonds[1]	$—	$166,834	$—	$166,834
Yankee Dollars[1]	—	35,951	—	35,951
Preferred Stocks[1]	6,829	—	—	6,829
Time Deposit	—	2,000	—	2,000
Mutual Fund	9,657	—	—	9,657
Total Investments	$16,486	$204,785	$—	$221,271

U.S. Mortgage/Asset Backed Fixed Income Portfolio
Asset Backed Securities	$—	$2,399	$—	$2,399
Collateralized Mortgage Obligations	—	13,752	—	13,752
U.S. Government Agency Mortgages	—	243,287	—	243,287
Time Deposit	—	393	—	393
Mutual Funds	28,036	—	—	28,036
Total Investments	$28,036	$259,831	$—	$287,867
TBA Sale Commitments	$—	$(17,353)	$—	$(17,353)

Portfolio	LEVEL 1 - Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Short-Term Municipal Portfolio
Municipal Bonds[3]	$—	$21,475	$—	$21,475
Mutual Fund	1,208	—	—	1,208
Total Investments	$1,208	$21,475	$—	$22,683

Intermediate Municipal Portfolio
Municipal Bonds[3]	$—	$406,412	$—	$406,412
Corporate Bond[1]	—	—	—	—
Time Deposit	—	3,622	—	3,622
Total Investments	$—	$410,034	$—	$410,034

Intermediate Municipal II Portfolio
Municipal Bonds[3]	$—	$72,345	$—	$72,345
Mutual Fund	3,026	—	—	3,026
Total Investments	$3,026	$72,345	$—	$75,371

[1]	Please see the Portfolio of Investiments for industry classification.
[2]	Please see the Portfolio of Investiments for country classification.
[3]	Please see the Portfolio of Investiments for state classification.
[4]	Other Financial Instruments are derivative insturments not reflected in the Portfolio of Investments, such as futures and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the insturment and written options and swap agreements, which are valued at fair value.
[5]	Amounts are $0 or have been rounded to $0.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers from Level 1 to Level 2 or Level 2 to Level 1 as of September 30, 2013.

C. Securities Transactions and Investment Income. For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from paydown transactions on mortgage backed and asset backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) - September 30, 2013 (Unaudited)

D.  Restricted Securities.  A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the "1933 Act") (absent an exemption). At September 30, 2013, the Institutional Growth Portfolio, Commodity Portfolio, International Equity Portfolio, Institutional International Equity Portfolio, Emerging Markets Portfolio, Core Fixed Income Portfolio, Fixed Opportunity Portfolio and U.S. Corporate Fixed Income Portfolio held restricted securities representing 0.67%, 1.32%, 5.23%, 4.56%, 0.45%, 5.59%, 32.00% and 15.85% of net assets, respectively. The restricted securities held as of September 30, 2013 are identified below:

Security	Acquisition Date	Acquisition Cost (000)	Shares or Principal Amount (000)	Fair Value (000)
Institutional Growth Portfolio:
American International Group, Inc., 3.75%, 11/30/13	3/21/11	$101	$100	$101
Banc of America Large Loan, Inc., Series 2012-HLTN, Class HLTN, 2.48%, 11/15/13	12/10/12	1,966	1,944	1,947
Banco Bradesco SA, 2.36%, 5/16/14	5/9/11	500	500	503
Banco Votorantim SA, 5.25%, 2/11/16	2/7/11	994	1,000	1,040
BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 0.50%, 11/15/17	11/27/12	109	78	77
DNB Bank ASA, 3.20%, 4/3/17	3/26/12	1,099	1,100	1,153
Doric Nimrod Air Finance Alpha Ltd., Series 2012-1, Class A, 5.13%, 11/30/24	6/28/12	194	194	194
Kingsland Ltd., Series 2005-1A, Class A1A, 0.50%, 6/13/19	11/28/12	191	156	156
Nordea Bank AB, 1.17%, 1/14/14	1/11/11	1,300	1,300	1,303
SSIF Nevada LP, 0.97%, 4/14/14	4/6/11	1,900	1,400	1,405
		$8,354	$7,772	$7,879

Commodity Portfolio:
Achmea Hypotheekbank NV, 3.20%, 11/3/14	2/8/12	$471	$462	$476
AIMCO, Series 2005-AAB, Class A1B, 0.52%, 10/20/19	8/27/12	272	278	275
Avenue CLO Ltd., Series 2004-2AL, Class A1L, 0.52%, 10/30/17	3/15/13	312	315	315
BlueMountain CLO Ltd., Series 2005-1A, Class A1F, 0.50%, 11/15/17	11/27/12	338	341	340
Citibank Omni Master Trust, Series 2009-A14A4, Class A14, 2.93%, 8/15/18	6/9/11	1,039	1,000	1,021
Commercial Industrial Finance Corp., Series 2007-1AL, Class A1L, 0.52%, 5/10/21	6/15/11	570	600	587
Deutsche Annington Finance BV, 3.20%, 10/2/17	9/25/13	1,400	1,400	1,407
Fannie Mae, Series 2013-M4, Class X1, 4.12%, 2/25/18	3/28/13	436	2,968	417
Fore CLO Ltd., Series 2007-1AB, Class A1B, 0.51%, 7/20/19	11/27/12	1,166	1,200	1,180
Four Corners CLO Ltd., Series 2006-2A, Class A, 0.53%, 1/26/20	12/11/12	329	334	329
HSBC Bank PLC, 1.63%, 7/7/14	6/28/11	1,000	1,000	1,010
Kommunalbanken AS, 0.63%, 3/27/17	3/20/12	500	500	504
New Zealand Index Linked Bond, 2.00%, 9/20/25	4/4/13	91	100	78
Nordea Eiendomskreditt AS, 2.13%, 9/22/16	9/15/11	400	400	412
Oak Hill Credit Partners, Series 2005-4AB, Class A1B, 0.51%, 5/17/21	9/11/12	358	364	364
Reliance Industries Ltd. - Sponsored GDR, 1.16%	8/10/11	4,860	167	4,377
Stanfield Bristol CLO Ltd., Series 2005-1A, Class A1, 0.52%, 10/15/19	12/11/12	134	136	135
		$13,676	$11,565	$13,227

Security	Acquisition Date	Acquisition Cost (000)	Shares or Principal Amount (000)	Fair Value (000)

International Portfolio:
AIA Group Ltd.	10/22/10	$10,496	$3,582,380	$16,835
Astro Malaysia Holdings Berhad	10/4/12	387	405,400	363
Centerra Gold, Inc.	6/26/12	365	74,900	351
Centerra Gold, Inc.	12/21/09	921	95,400	446
Deutsche Post AG	2/5/09	6,852	387,892	12,871
Deutsche Wohnen AG	6/19/12	1,912	113,099	2,023
Glanbia PLC, 0.89%	11/20/12	903	78,236	1,025
International Consolidated Airlines Group SA	5/29/13	3,292	809,992	4,436
Japan Tobacco, Inc.	1/7/11	12,128	457,981	16,450
Lloyds Banking Group PLC	12/22/09	7,768	8,277,483	9,859
Oil Search Ltd.	6/9/09	1,837	306,335	2,457
Ophir Energy PLC	3/5/13	1,341	216,960	1,172
Partners Group Holding AG	11/9/12	1,050	5,414	1,328
Singapore Telecommunications Ltd.	3/27/12	2,785	1,092	3,248
Sumitomo Mitsui Trust Holdings, Inc.	10/17/12	1,412	324,386	1,601
Thomas Cook Group PLC	5/16/13	1,165	620,583	1,541
Ziggo NV	3/21/12	3,503	104,543	4,234
		$58,117	$16,953,154	$80,240

Institutional International Portfolio:
AIA Group Ltd.	10/22/10	$15,515	$5,315,518	$24,982
Astro Malaysia Holdings Berhad	10/4/12	564	590,600	529
Centerra Gold, Inc.	12/30/09	1,735	179,600	841
Centerra Gold, Inc.	12/30/09	281	69,500	325
Deutsche Post AG	8/8/12	11,724	597,986	19,842
Deutsche Wohnen AG	6/19/12	2,837	167,019	2,988
Glanbia PLC	11/20/12	1,324	114,635	1,501
International Consolidated Airlines Group SA	5/29/13	4,598	1,134,793	6,214
Japan Tobacco, Inc.	1/7/11	18,879	705,422	25,337
Lloyds Banking Group PLC	3/28/13	12,743	13,047,672	15,540
Oil Search Ltd.	11/20/09	2,819	448,292	3,596
Ophir Energy PLC	3/5/13	1,973	319,300	1,725
Partners Group Holding AG	11/9/12	1,526	7,862	1,928
Singapore Telecommunications Ltd.	6/26/12	4,424	1,732	5,151
Sumitomo Mitsui Trust Holdings, Inc.	3/15/13	2,075	485,817	2,397
Thomas Cook Group PLC	5/16/13	1,738	919,795	2,284
Ziggo NV	3/21/12	5,362	159,776	6,471
		$90,117	$24,265,319	$121,651

Emerging Markets Portfolio:
Hon Hai Precision Industry Co. Ltd. - Sponsored GDR	6/2/10	$635	$132,381	$680
Reliance Industries Ltd. - Sponsored GDR	9/29/11	1,924	70,100	1,842
		$2,559	$202,481	$2,522

Security	Acquisition Date	Acquisition Cost (000)	Shares or Principal Amount (000)	Fair Value (000)
Core Fixed Income Portfolio:
American Airlines 2013-2, Class A	7/24/13	$373	$373	$374
Barrick International (Barbados) Corp.	12/8/10	226	207	180
ERAC USA Finance Co.	12/9/10	148	142	152
ERAC USA Finance Co.	12/9/10	318	309	343
ERAC USA Finance LLC	7/18/13	316	316	315
Fairfax Financial Holdings Ltd.	5/4/11	278	279	286
Georgia-Pacific LLC	6/18/13	329	329	321
Japan Tobacco, Inc.	7/16/13	381	381	381
MassMutual Global Funding LLC	3/29/12	289	290	290
Mylan, Inc.	6/18/13	160	160	161
Sabmiller Holdings, Inc.	1/10/12	454	455	467
SoftBank Corp.	4/18/13	385	385	370
TSMC Global Ltd.	3/27/13	356	356	343
Volkswagen International Finance N.V.	3/19/12	352	354	363
Wesfarmers Ltd.	3/13/13	315	315	310
Woodside Finance Ltd. Callable 2/10/21 @ 100.00	5/5/11	454	452	478
Zoetis, Inc., Callable 11/1/22 @ 100.00	1/16/13	298	298	284
		$5,432	$5,401	$5,418

Security	Acquisition Date	Acquisition Cost (000)	Shares or Principal Amount (000)	Fair Value (000)
Fixed Opportunity Portfolio:
Activision Blizzard, Inc. Callable 9/15/16 @ 104.22	9/12/13	$3,924	$3,901	$3,906
Affinia Group, Inc. Callable 5/1/16 @ 105.81	4/11/13	720	720	738
Albea Beauty Holdings SA, 8Callable 11/1/15 @ 106.28	10/17/12	448	448	466
Allegion US Holding Co., Inc., Callable 10/1/16 @ 104.31	9/27/13	4,094	4,094	4,094
Amsted Industries, Inc., Callable 3/15/14 @ 104.06	3/12/10	607	610	647
Aramark Corp., Callable 3/15/15 @ 104.31	2/22/13	549	549	554
Assured Guaranty Municipal Corp., Callable 12/15/36 @ 100.00	2/10/12	1,035	1,280	1,114
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Callable 10/1/16 @ 103.31	9/25/12	983	983	1,003
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Callable 10/1/16 @ 103.31	12/6/12	849	800	816
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Callable 5/15/16 @ 103.56	5/7/13	1,500	1,500	1,356
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Callable 2/1/18 @ 102.94	1/28/13	1,144	1,144	1,075
Barclays Bank PLC, Callable 6/15/32 @ 100.00	5/9/13	2,749	2,581	2,633
Belden, Inc., Callable 9/1/17 @ 102.75	8/13/12	2,348	2,346	2,264
BI-LO LLC/BI-LO Finance Corp., Callable 2/15/15 @ 104.63	6/7/12	3,002	2,799	3,093
Bombardier, Inc.	2/13/12	1,676	1,474	1,666
Bombardier, Inc.	1/9/13	3,181	3,159	3,159
Brookfield Residential Properties, Inc., Callable 7/1/17 @ 104.59	6/18/13	680	680	666
Calcipar SA, Callable 5/1/15 @ 103.44	6/7/12	1,603	1,600	1,668
Calpine Corp., Callable 11/1/15 @ 103.75	9/18/13	3,092	2,900	3,081
Calpine Corp., Callable 1/15/17 @ 103.94	12/6/11	5,993	5,577	5,870
CCO Holdings LLC/CCO Holdings Capital Corp., Callable 3/1/18 @ 102.88	8/6/13	686	720	682
Cequel Communications Holdings I LLC/Cequel Capital Corp.	10/11/12	7,101	6,945	7,083
CIT Group, Inc.	2/2/12	2,155	2,155	2,230
CIT Group, Inc.	3/12/12	1,080	1,080	1,131
CIT Group, Inc.	3/21/12	3,830	3,515	3,867
Cogeco Cable, Inc. Callable 5/1/16 @ 103.66	4/18/13	1,701	1,707	1,630
Coinstar, Inc., Callable 3/15/16 @ 103.00	3/7/13	640	640	624
DigitalGlobe, Inc., Callable 2/1/17 @ 102.62	1/25/13	579	574	548
Drill Rigs Holdings, Inc., Callable 10/1/15 @ 103.25	9/13/12	5,769	5,702	5,887
Expro Finance Luxembourg SCA, Callable 12/15/13 @ 104.25	5/31/12	6,016	5,810	6,094

Security	Acquisition Date	Acquisition Cost (000)	Shares or Principal Amount (000)	Fair Value (000)
Fixed Opportunity Portfolio: (continued)
Exterran Holdings, Inc., Callable 12/1/13 @ 105.44	6/1/12	$473	$495	$524
FMG Resources (August 2006) Pty Ltd., Callable 11/1/15 @ 104.13	10/25/11	5,313	5,245	5,652
FMG Resources (August 2006) Pty Ltd., Callable 4/1/17 @ 103.44	5/29/12	1,493	1,525	1,525
General Motors Financial Co.	5/7/13	4,382	4,589	4,194
Gibson Energy, Inc., Callable 7/15/16 @ 105.06	6/25/13	1,789	1,814	1,873
Hawk Acquisition Sub, Inc., Callable 4/15/15 @ 102.13	3/22/13	5,715	5,715	5,451
Hilcorp Energy Co., Callable 2/15/15 @ 104.00	9/23/13	6,466	5,999	6,479
Hilcorp Energy, Inc./Hilcorp Energy Co., Callable 10/1/15 @ 103.81	5/10/13	997	900	963
Ingles Markets, Inc., Callable 6/15/18 @ 102.88	5/29/13	6,211	6,269	6,050
Intelsat Jackson Holdings SA, Callable 8/1/18 @ 102.75	5/21/13	5,894	6,065	5,670
Intergen NV, Callable 6/30/18 @ 103.50	6/7/13	5,923	6,000	5,999
J.B. Poindexter & Co., Inc., Callable 4/1/17 @ 104.50	6/13/12	1,095	1,100	1,150
JBS USA LLC/JBS USA Finance, Inc., Callable 6/1/15 @ 105.44	5/29/12	7,980	8,000	8,040
Jefferies LoanCore LLC/Jefferies Finance LLC, Callable 6/1/16 @ 105.16	5/16/13	280	280	274
JMC Steel Group, Inc., Callable 3/15/14 @ 106.19	3/4/11	3,057	2,980	2,913
Lear Corp., Callable 1/15/18 @ 102.38	1/14/13	3,553	3,506	3,252
Liberty Mutual Group, Inc., 7.80%, 3/15/37	1/25/10	1,684	1,740	1,879
Liberty Mutual Group, Inc., Callable 3/15/17 @ 100.00	1/25/10	507	615	624
Liberty Mutual Group, Inc., Callable 6/15/38 @ 100.00	5/10/13	2,950	1,880	2,773
Linn Energy LLC/Linn Energy Finance Corp., Callable 11/1/15 @ 103.13	5/9/13	794	760	716
LKQ Corp., Callable 5/15/18 @ 102.38	5/2/13	4,419	4,451	4,128
Lynx I Corp., Callable 4/15/17 @ 102.69	2/7/13	1,134	1,134	1,106
MedImpact Holdings, Inc., Callable 2/1/15 @ 105.25	2/1/11	2,256	2,246	2,437
MEG Energy Corp., 6.50%, 3/15/21, Callable 3/15/15 @ 104.88	6/28/13	2,390	2,400	2,418
MEG Energy Corp., 6.38%, 1/30/23, Callable 7/30/17 @ 103.19	7/16/12	3,812	3,691	3,617
MEG Energy Corp.,	9/26/13	1,000	1,000	1,006
MetroPCS Wireless, Inc., Callable 4/1/17 @ 103.13	3/8/13	2,757	2,723	2,737
MetroPCS Wireless, Inc., Callable 4/1/18 @ 103.31	3/8/13	1,305	1,305	1,308
Midcontinent Express Pipeline LLC	5/6/13	1,191	1,100	1,130
NII International Telecom SA, Callable 2/15/17 @ 103.94	5/16/13	330	330	299
Nuance Communications, Inc., Callable 8/15/16 @ 102.69	8/9/12	2,589	2,556	2,415
Oasis Petroleum, Inc., Callable 9/15/17 @ 103.44	9/10/13	3,899	3,899	4,113
Pacific Drilling SA, Callable 6/1/16 @ 104.03	5/17/13	6,228	6,348	6,190

Security	Acquisition Date	Acquisition Cost (000)	Shares or Principal Amount (000)	Fair Value (000)
Fixed Opportunity Portfolio: (continued)
Pacific Drilling V Ltd., Callable 12/1/15 @ 103.63	11/16/12	$2,591	$2,521	$2,710
Penn Virginia Resource Partners LP, Callable 5/15/16 @ 104.88	5/6/13	2,230	2,230	2,105
PetroQuest Energy, Inc.	6/28/13	765	765	780
Plastipak Holdings, Inc., Callable 8/15/14 @ 105.31	7/23/09	349	355	404
PolyOne Corp.	2/13/13	6,242	6,400	6,048
Post Holdings, Inc., Callable 2/15/17 @ 103.69	7/11/13	2,744	2,595	2,728
Provident Funding Associates LP/PFG Finance Corp., 6Callable 6/15/16 @ 105.06	5/22/13	460	460	462
Quapaw Downstream Development Authority, Callable 7/1/15 @ 105.25	6/17/11	1,715	1,730	1,704
Regency Energy Partners LP, Callable 8/1/23 @ 100.00	4/24/13	300	300	272
Rockies Express Pipeline LLC	1/10/13	1,042	1,042	917
RSI Home Products, Inc., Callable 3/1/15 @ 105.16	2/15/13	2,462	2,363	2,440
Sabine Pass Liquefaction LLC	1/29/13	5,229	5,231	5,120
Sabine Pass Liquefaction LLC	4/10/13	960	960	920
Sabine Pass LNG LP, Callable 11/1/16 @ 103.25	10/1/12	3,286	3,265	3,314
Sabre, Inc.	6/7/12	914	906	980
Seagate HDD Cayman	5/15/13	5,697	6,027	5,801
Select Medical Corp., Callable 6/1/16 @ 104.78	5/13/13	6,252	6,456	6,117
Semgroup LP,	9/17/13	3,072	3,036	3,097
Sensata Technologies BV	4/10/13	4,261	4,450	4,139
Service Corp. International, Callable 7/15/17 @ 102.69	6/17/13	1,000	1,000	954
Sirius XM Radio, Inc., Callable 5/1/16 @ 102.13	9/18/13	2,698	2,714	2,538
Sirius XM Radio, Inc., Callable 8/15/17 @ 102.63	8/8/12	1,665	1,655	1,597
SoftBank Corp.	4/18/13	3,966	4,011	3,855
Sprint Nextel Corp.	6/28/13	1,945	1,665	1,952
Sprint Nextel Corp.	2/27/12	2,142	1,960	2,107
Steel Dynamics, Inc., Callable 4/15/18 @ 102.63	3/12/13	730	730	688
StoneMor Partners LP, Callable 6/1/16 @ 105.91	5/16/13	2,393	2,444	2,511
Sun Merger Sub, Inc.	7/19/13	192	192	197
Targa Resources Partners LP, Callable 2/1/17 @ 103.19	6/4/12	1,202	1,200	1,248
Taylor Morrison Communities, Inc., Callable 4/15/16 @ 103.94	4/11/13	3,823	3,830	3,571
Tenet Healthcare Corp.	2/5/13	5,842	6,228	5,839
The Nielsen Co. (Luxembourg) Sarl, Callable 10/1/16 @ 104.13	9/20/13	804	804	805
Titan International, Inc., Callable 10/1/16 @ 105.16	9/26/13	5,017	4,996	5,033
T-Mobile USA, Inc., Callable 9/1/15 @ 102.63	8/14/13	163	163	166
TRW Automotive, Inc.	2/25/13	1,330	1,320	1,327

Security	Acquisition Date	Acquisition Cost (000)	Shares or Principal Amount (000)	Fair Value (000)
Fixed Opportunity Portfolio: (continued)
UPCB Finance V Ltd., Callable 11/15/16 @ 103.63	11/8/11	$3,754	$3,570	$3,891
UPCB Finance VI Ltd., Callable 1/15/17 @ 103.44	7/3/12	2,215	2,119	2,246
Valeant Pharmaceuticals International, Inc.	8/5/13	1,067	1,038	1,080
VPII Escrow Corp., 6Callable 8/15/15 @ 105.06	6/27/13	5,621	5,520	5,906
Weekley Homes LLC, Callable 2/1/17 @ 104.50	1/28/13	490	490	471
Wind Acquisition Finance SA, Callable 11/15/13 @ 105.44	1/9/13	908	881	912
Wind Acquisition Finance SA, Callable 11/15/13 @ 105.44	11/18/10	2,383	2,503	2,591
		$298,365	$268,778	$270,093

U.S. Corporate Fixed Income Portfolio:
American Airlines 2013-2, Class A	7/24/13	$2,492	$2,492	$2,498
Barrick International (Barbados) Corp.	12/8/10	1,643	1,507	1,308
ERAC USA Finance Co.	12/9/10	683	658	704
ERAC USA Finance Co.	12/9/10	2,445	2,372	2,633
ERAC USA Finance LLC	7/18/13	2,104	2,107	2,099
Fairfax Financial Holdings Ltd.	5/4/11	1,821	1,826	1,875
Georgia-Pacific LLC	6/18/13	2,170	2,170	2,115
Japan Tobacco, Inc.	7/16/13	2,534	2,537	2,538
MassMutual Global Funding LLC	3/29/12	1,517	1,522	1,523
Mylan, Inc.	6/18/13	1,053	1,054	1,058
Sabmiller Holdings, Inc.	1/10/12	2,297	2,300	2,363
SoftBank Corp.	4/18/13	2,516	2,516	2,418
TSMC Global Ltd.	3/27/13	2,291	2,292	2,208
Volkswagen International Finance N.V.	3/19/12	1,849	1,858	1,904
Wesfarmers Ltd.	3/13/13	1,977	1,977	1,945
Woodside Finance Ltd., Callable 2/10/21 @ 100.00	5/5/11	4,012	3,991	4,223
Zoetis, Inc., Callable 11/1/22 @ 100.00	1/16/13	1,851	1,853	1,764
		$35,225	$35,032	$35,176

E. Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and date. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by government securities (as defined in the 1940 Act), or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by two or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or the only NRSRO issuing a rating, or, if unrated, are of comparable quality provided that the collateral is an eligible investment for the Portfolio.

F. TBA Purchase and Sale Commitments. Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

G. Derivative Instruments. Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

Forward Currency Contracts: Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into such forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio could be exposed to credit risk if a counterparty is unable to meet the terms of a forward contract, or market risk if the value of the currency changes unfavorably.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) - September 30, 2013 (Unaudited)

Financial Futures Contracts: Certain of the Portfolios may be subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian.

Options Contracts — Purchased Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price.

Options Contracts — Written Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Premiums received from written options contracts are recorded as liabilities and are subsequently adjusted to the current value of the options written. When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

The Institutional Growth Portfolio and Commodity Portfolio had the following transactions in written call and put options during the quarter ended September 30, 2013:

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) - September 30, 2013 (Unaudited)

Institutional Growth Portfolio	Number Of Contracts	Premiums Received (000)
Options outstanding at June 30, 2013	(4,002)	$(314)
Options purchased	(4,570)	(42)
Options expired	3,211	276
Options closed	791	38
Options outstanding at September 30, 2013	(4,570)	$(42)

Commodity Portfolio	Number Of Contracts	Premiums Received (000)
Options outstanding at June 30, 2013	(1,261)	$(454)
Options purchased	(2,153)	(152)
Options expired	47	21
Options closed	620	57
Options outstanding at September 30, 2013	(2,747)	$(528)

Swap Agreements: Certain of the Portfolios may enter into swap agreements (“swap”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Interest Rate Swaps: Certain of the Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. Certain Portfolios may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect their value or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) - September 30, 2013 (Unaudited)

Total Return Swaps: Certain of the Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. Certain Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty generally agrees to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio agrees to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap plus, in certain instances, the Portfolio agrees to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

Variance Swaps: Certain of the Portfolios may invest in variance swaps to gain or mitigate exposure to the underlying reference securities. Variance swaps involve two parties agreeing to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset.

The primary risks associated with the use of swaps are an imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss at September 30, 2013 is disclosed in the swap tables included in the Portfolios of Investments.

HC CAPITAL TRUST

Notes to Portfolios of Investments (concluded) - September 30, 2013 (Unaudited)

H. Bank Loans. Certain Portfolios may invest in bank loans, which generally have interest rates which are reset daily, monthly, quarterly or semiannually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate, and secondarily the prime rate offered by one or more major United States banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Portfolio of Investments.

All or a portion of any bank loans may be unfunded. The Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Portfolio of Investments. As of September 30, 2013, the Fixed Opportunity Portfolio invested in bank loans, which are presented in the Portfolio's Portfolio of Investments.

I. Basis for Consolidation for the Commodity Portfolio. The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio and act as investment vehicles for the Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

Under the Articles of Association of the Funds, shares issued by the Funds give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds and rights to the assets of the Funds in the event that they are liquidated. As of September 30, 2013, the Commodity Portfolio’s aggregate investment in the Funds was $110,817,382, representing 11.08% of the Commodity Portfolio’s net assets.

The Commodity Portfolio’s investments in these Funds have been consolidated and include the portfolio holdings of the underlying Funds.

J. Recent Accounting Pronouncement. In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. The guidance in ASU 2013-01 and ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU 2013-01 and ASU 2011-11 may have on the Portfolios' financial statements and disclosures.

3. FEDERAL INCOME TAXES. As of September 30, 2013, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation on securities, for federal income tax purposes, were as follows (amounts in thousands):

				Net Tax
		Tax	Tax	Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation /
Portfolio	Securities	Appreciation	(Depreciation)	(Depreciation)
Value Portfolio	$475,820	$124,966	$(14,631)	$110,335
Institutional Value Portfolio	660,853	168,579	(16,764)	151,815
Growth Portfolio	500,947	247,124	(9,856)	237,268
Institutional Growth Portfolio	872,646	260,362	(11,958)	248,404
Small Capitalization Portfolio	76,194	35,283	(3,516)	31,767
Institutional Small Capitalization Portfolio	97,084	49,012	(3,610)	45,402
Real Estate Portfolio	142,488	957	(1,628)	(671)
Commodity Portfolio	929,344	135,541	(74,084)	61,457
International Portfolio	1,201,505	361,943	(35,510)	326,433
Institutional International Portfolio	2,184,967	532,385	(58,020)	474,365
Emerging Markets Portfolio	1,210,134	103,302	(88,380)	14,922
Core Fixed Income Portfolio	103,028	1,426	(2,041)	(615)
Fixed Opportunity Portfolio	833,478	15,930	(13,012)	2,918
U.S. Government Fixed Income Portfolio	250,509	3,428	(3,966)	(538)
U.S. Corporate Fixed Income Portfolio	225,871	3,431	(8,031)	(4,600)
U.S. Mortgage/Asset Backed Portfolio	286,656	4,264	(3,053)	1,211
Short-Term Municipal Portfolio	22,284	406	(7)	399
Intermediate Municipal Portfolio	404,000	15,353	(9,319)	6,034
Intermediate Municipal II Portfolio	73,438	2,145	(212)	1,933

HC CAPITAL TRUST

Notes to Portfolios of Investments (concluded) - September 30, 2013 (Unaudited)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the difference between book and tax amortization methods for acquisition premium and market discount.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HC Capital Trust

By (Signature and Title) /s/ Robert J. Zion
Robert J. Zion, Principal Executive Officer

Date November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robert J. Zion
Robert J. Zion, Principal Executive Officer

Date November 27, 2013

By (Signature and Title) /s/ Colette L. Bull
Colette L. Bull, Principal Financial Officer

Date November 27, 2013